UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 49.4%
Aerospace & Defense — 1.1%
Airbus Group SE (France)	3,118	$206,591
Boeing Co. (The)	39,850	5,058,559
General Dynamics Corp.	18,700	2,456,619
Honeywell International, Inc.	49,212	5,514,204
L-3 Communications Holdings, Inc.	5,100	604,350
Lockheed Martin Corp.(a)	16,800	3,721,200
Northrop Grumman Corp.	11,562	2,288,120
Raytheon Co.	19,500	2,391,285
Rockwell Collins, Inc.	8,800	811,448
Safran SA (France)	2,803	195,650
Textron, Inc.	17,100	623,466
United Technologies Corp.	49,700	4,974,970

		28,846,462

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	9,200	682,916
Expeditors International of Washington, Inc.	12,000	585,720
FedEx Corp.	16,400	2,668,608
Royal Mail PLC (United Kingdom)	98,935	682,213
United Parcel Service, Inc. (Class B Stock)	44,100	4,651,227

		9,270,684

Airlines — 0.3%
American Airlines Group, Inc.	38,500	1,578,885
ANA Holdings, Inc. (Japan)	13,000	36,616
Cathay Pacific Airways Ltd. (Hong Kong)	132,000	228,625
Delta Air Lines, Inc.	49,700	2,419,396
easyJet PLC (United Kingdom)	12,715	276,739
International Consolidated Airlines Group SA (United Kingdom)	6,295	50,089
Japan Airlines Co. Ltd. (Japan)	4,900	179,634
Ryanair Holdings PLC (Ireland), ADR	4,325	371,171
Singapore Airlines Ltd. (Singapore)	3,300	27,962
Southwest Airlines Co.	40,800	1,827,840
United Continental Holdings, Inc.*	23,000	1,376,780

		8,373,737

Auto Components — 0.2%
BorgWarner, Inc.	14,000	537,600
Delphi Automotive PLC (United Kingdom)	17,700	1,327,854
GKN PLC (United Kingdom)	148,621	615,341
Goodyear Tire & Rubber Co. (The)	16,300	537,574
Johnson Controls, Inc.	42,000	1,636,740
Koito Manufacturing Co. Ltd. (Japan)	15,600	706,381
Toyoda Gosei Co. Ltd. (Japan)	12,600	242,997
Valeo SA (France)	3,738	581,255

		6,185,742

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	2,644	242,735
Daihatsu Motor Co. Ltd. (Japan)	1,500	21,125
Daimler AG (Germany)	1,190	91,074
Ferrari NV (Italy)*	846	35,137
Fiat Chrysler Automobiles NV (United Kingdom)	8,850	71,418
Ford Motor Co.	248,485	3,354,547
Fuji Heavy Industries Ltd. (Japan)	19,100	674,483
General Motors Co.	89,800	2,822,414
Harley-Davidson, Inc.	12,000	615,960

Mazda Motor Corp. (Japan)	4,400	68,296
Mitsubishi Motors Corp. (Japan)	6,100	45,536
Nissan Motor Co. Ltd. (Japan)	19,800	183,056
Peugeot SA (France)*	8,720	149,182
Renault SA (France)	1,512	150,259
Suzuki Motor Corp. (Japan)	3,400	90,912
Toyota Motor Corp. (Japan)	12,700	673,550
Volkswagen AG (Germany)	333	48,377

		9,338,061

Banks — 2.8%
Aozora Bank Ltd. (Japan)	11,000	38,395
Bank Hapoalim BM (Israel)	8,350	43,343
Bank of America Corp.	666,521	9,011,364
Bankinter SA (Spain)	5,320	37,483
BB&T Corp.(a)	50,500	1,680,135
BNP Paribas SA (France)	10,027	503,763
BOC Hong Kong Holdings Ltd. (Hong Kong)	35,000	104,553
Citigroup, Inc.	190,285	7,944,399
Citizens Financial Group, Inc.	31,700	664,115
Comerica, Inc.	11,000	416,570
Commonwealth Bank of Australia (Australia)	25,000	1,433,223
Credit Agricole SA (France)	10,131	109,556
Danske Bank A/S (Denmark)	25,898	730,854
DNB ASA (Norway)	7,658	90,428
Erste Group Bank AG (Austria)*	2,698	75,725
Fifth Third Bancorp	49,621	828,175
Gunma Bank Ltd. (The) (Japan)	4,000	16,521
Hiroshima Bank Ltd. (The) (Japan)	5,000	18,244
HSBC Holdings PLC (United Kingdom)	259,114	1,611,416
Huntington Bancshares, Inc.(a)	47,736	455,401
Intesa Sanpaolo SpA (Italy)	98,212	271,558
Intesa Sanpaolo SpA (Italy), RSP	10,665	27,681
JPMorgan Chase & Co.	236,445	14,002,273
KeyCorp.	49,400	545,376
Lloyds Banking Group PLC (United Kingdom)	362,817	353,382
M&T Bank Corp.	10,400	1,154,400
Mitsubishi UFJ Financial Group, Inc. (Japan)	102,900	476,798
Mizuho Financial Group, Inc. (Japan)	600,000	894,170
Nordea Bank AB (Sweden)	23,540	225,793
People’s United Financial, Inc.(a)	19,100	304,263
PNC Financial Services Group, Inc. (The)	32,033	2,709,031
Regions Financial Corp.	78,203	613,894
Resona Holdings, Inc. (Japan)	20,900	74,520
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,644	111,040
Societe Generale SA (France)	20,003	739,152
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,900	998,768
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	32,000	93,679
SunTrust Banks, Inc.	31,800	1,147,344
Suruga Bank Ltd. (Japan)	1,800	31,587
U.S. Bancorp	104,285	4,232,928
Wells Fargo & Co.	295,064	14,269,295
Westpac Banking Corp. (Australia)	25,166	584,531
Zions Bancorporation	12,850	311,099

		69,986,225

Beverages — 1.2%
Anheuser-Busch InBev SA/NV (Belgium)	3,218	399,795
Asahi Group Holdings Ltd. (Japan)	3,600	112,049
Brown-Forman Corp. (Class B Stock)(a)	6,850	674,520

Coca-Cola Amatil Ltd. (Australia)	72,478	490,777
Coca-Cola Co. (The)	248,901	11,546,517
Coca-Cola Enterprises, Inc.	13,400	679,916
Constellation Brands, Inc. (Class A Stock)	11,200	1,692,208
Diageo PLC (United Kingdom)	19,473	525,069
Dr. Pepper Snapple Group, Inc.	12,000	1,073,040
Heineken Holding NV (Netherlands)	8,686	676,240
Heineken NV (Netherlands)	6,661	602,673
Molson Coors Brewing Co. (Class B Stock)	11,300	1,086,834
Monster Beverage Corp.*	9,800	1,307,124
PepsiCo, Inc.	92,307	9,459,621

		30,326,383

Biotechnology — 1.5%
AbbVie, Inc.	102,900	5,877,648
Actelion Ltd. (Switzerland)	997	148,792
Alexion Pharmaceuticals, Inc.*	14,600	2,032,612
Amgen, Inc.	48,087	7,209,684
Baxalta, Inc.	38,100	1,539,240
Biogen, Inc.*	14,060	3,660,099
Celgene Corp.*	50,000	5,004,500
CSL Ltd. (Australia)	2,366	183,865
Gilead Sciences, Inc.	87,600	8,046,936
Grifols SA (Spain)	2,375	52,766
Regeneron Pharmaceuticals, Inc.*	5,040	1,816,618
Vertex Pharmaceuticals, Inc.*(a)	15,900	1,263,891

		36,836,651

Building Products — 0.1%
Allegion PLC(a)	6,433	409,846
Cie de Saint-Gobain (France)	3,740	164,277
Daikin Industries Ltd. (Japan)	1,900	141,901
Geberit AG (Switzerland)	365	136,380
LIXIL Group Corp. (Japan)	2,600	53,033
Masco Corp.	21,400	673,030

		1,578,467

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	94,265	616,373
Affiliated Managers Group, Inc.*	3,500	568,400
Ameriprise Financial, Inc.	10,820	1,017,188
Bank of New York Mellon Corp. (The)	68,758	2,532,357
BlackRock, Inc.	8,200	2,792,674
Charles Schwab Corp. (The)	75,650	2,119,713
E*TRADE Financial Corp.*	17,620	431,514
Franklin Resources, Inc.	24,300	948,915
Goldman Sachs Group, Inc. (The)	25,100	3,940,198
Invesco Ltd.	27,100	833,867
Legg Mason, Inc.	7,000	242,760
Macquarie Group Ltd. (Australia)	2,367	119,803
Mediobanca SpA (Italy)	6,985	50,233
Morgan Stanley	97,780	2,445,478
Nomura Holdings, Inc. (Japan)	33,900	151,409
Northern Trust Corp.	13,600	886,312
Partners Group Holding AG (Switzerland)	153	61,468
State Street Corp.	25,400	1,486,408
T. Rowe Price Group, Inc.	15,900	1,168,014
UBS Group AG (Switzerland)	31,727	510,362

		22,923,446

Chemicals — 1.1%
Air Products & Chemicals, Inc.	12,600	1,815,030
Airgas, Inc.	4,500	637,380
Asahi Kasei Corp. (Japan)	109,000	736,154
BASF SE (Germany)	756	56,848
CF Industries Holdings, Inc.(a)	15,200	476,368
Chr. Hansen Holding A/S (Denmark)	947	63,507
Croda International PLC (United Kingdom)	1,314	57,215
Daicel Corp. (Japan)	2,300	31,352
Dow Chemical Co. (The)	71,331	3,627,895
E.I. du Pont de Nemours & Co.	55,720	3,528,190
Eastman Chemical Co.	9,300	671,739
Ecolab, Inc.	17,200	1,918,144
EMS-Chemie Holding AG (Switzerland)	76	39,355
FMC Corp.(a)	8,200	331,034
Givaudan SA (Switzerland)	72	141,106
Hitachi Chemical Co. Ltd. (Japan)	28,200	506,748
International Flavors & Fragrances, Inc.(a)	5,500	625,735
JSR Corp. (Japan)	1,700	24,445
K+S AG (Germany)	5,025	117,203
Kuraray Co. Ltd. (Japan)	3,300	40,329
LyondellBasell Industries NV (Class A Stock)	22,600	1,934,108
Mitsubishi Chemical Holdings Corp. (Japan)	13,600	71,007
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,000	16,112
Mitsui Chemicals, Inc. (Japan)	8,000	26,629
Monsanto Co.	28,094	2,464,967
Mosaic Co. (The)(a)	20,800	561,600
PPG Industries, Inc.	17,000	1,895,330
Praxair, Inc.	18,500	2,117,325
Sherwin-Williams Co. (The)	5,000	1,423,350
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	2,100	108,461
Solvay SA (Belgium)	717	71,685
Sumitomo Chemical Co. Ltd. (Japan)	14,000	63,370
Teijin Ltd. (Japan)	9,000	31,341
Toray Industries, Inc. (Japan)	4,000	34,136
Yara International ASA (Norway)	17,769	667,044

		26,932,242

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	10,500	433,230
Cintas Corp.	6,000	538,860
ISS A/S (Denmark)	6,141	246,296
Pitney Bowes, Inc.(a)	12,100	260,634
Republic Services, Inc.	15,465	736,907
Secom Co. Ltd. (Japan)	2,000	148,406
Stericycle, Inc.*(a)	5,600	706,664
Tyco International PLC	26,400	969,144
Waste Management, Inc.(a)	26,242	1,548,278

		5,588,419

Communications Equipment — 0.5%
Cisco Systems, Inc.	321,400	9,150,258
F5 Networks, Inc.*	4,500	476,325
Harris Corp.	8,000	622,880
Juniper Networks, Inc.(a)	22,500	573,975
Motorola Solutions, Inc.(a)	10,289	778,877

		11,602,315

Construction & Engineering — 0.1%
Ferrovial SA (Spain)	4,254	91,295
Fluor Corp.(a)	8,800	472,560

Jacobs Engineering Group, Inc.*	7,700	335,335
Kajima Corp. (Japan)	8,000	50,114
Obayashi Corp. (Japan)	75,000	739,248
Quanta Services, Inc.*	10,200	230,112
Shimizu Corp. (Japan)	7,000	59,286
Skanska AB (Sweden) (Class B Stock)	2,543	58,008
Taisei Corp. (Japan)	19,000	125,470
Vinci SA (France)	8,413	624,449

		2,785,877

Construction Materials — 0.1%
LafargeHolcim Ltd. (Switzerland)	3,489	163,842
Martin Marietta Materials, Inc.	4,300	685,893
Vulcan Materials Co.	8,800	929,016

		1,778,751

Consumer Finance — 0.3%
American Express Co.	52,400	3,217,360
Capital One Financial Corp.	33,661	2,333,044
Discover Financial Services	26,440	1,346,325
Navient Corp.	18,300	219,051
Provident Financial PLC (United Kingdom)	7,029	298,739
Synchrony Financial*	52,072	1,492,383

		8,906,902

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	11,009	120,890
Avery Dennison Corp.	6,100	439,871
Ball Corp.(a)	9,300	662,997
International Paper Co.	26,273	1,078,244
Owens-Illinois, Inc.*	9,400	150,024
Rexam PLC (United Kingdom)	6,646	60,413
Sealed Air Corp.	13,100	628,931
WestRock Co.	16,844	657,421

		3,798,791

Distributors
Genuine Parts Co.(a)	9,600	953,856

Diversified Consumer Services
H&R Block, Inc.(a)	14,900	393,658

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	119,700	16,983,036
Challenger Ltd. (Australia)	5,336	34,243
CME Group, Inc.	21,900	2,103,495
Intercontinental Exchange, Inc.	7,671	1,803,759
Investor AB (Sweden) (Class B Stock)	3,498	123,652
Japan Exchange Group, Inc. (Japan)	4,400	67,312
Leucadia National Corp.	18,600	300,762
McGraw Hill Financial, Inc.	17,000	1,682,660
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,700	20,606
Moody’s Corp.	10,900	1,052,504
Nasdaq, Inc.	7,800	517,764
ORIX Corp. (Japan)	61,100	870,260

		25,560,053

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	393,938	15,430,551
BT Group PLC (United Kingdom)	2,972	18,766

CenturyLink, Inc.(a)	35,236	1,126,143
Deutsche Telekom AG (Germany)	25,175	451,346
Frontier Communications Corp.	66,190	370,002
Koninklijke KPN NV (Netherlands)	23,734	99,388
Level 3 Communications, Inc.*	18,800	993,580
Nippon Telegraph & Telephone Corp. (Japan)	20,900	902,828
Orange SA (France)	15,342	267,917
PCCW Ltd. (Hong Kong)	991,000	641,883
Spark New Zealand Ltd. (New Zealand)	18,037	45,470
Telecom Italia SpA (Italy)*	53,302	57,450
Telecom Italia SpA (Italy), RSP	198,652	173,854
Telefonica SA (Spain)	37,041	413,994
Verizon Communications, Inc.	261,676	14,151,438

		35,144,610

Electric Utilities — 1.0%
American Electric Power Co., Inc.	31,760	2,108,864
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,000	58,676
Chubu Electric Power Co., Inc. (Japan)	6,100	85,128
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	29,682
CLP Holdings Ltd. (Hong Kong)	15,000	135,771
Duke Energy Corp.	43,861	3,538,706
Edison International	21,100	1,516,879
EDP-Energias de Portugal SA (Portugal)	17,828	63,297
Electricite de France SA (France)(a)	26,829	300,370
Endesa SA (Spain)	22,206	425,541
Entergy Corp.	11,400	903,792
Eversource Energy	20,600	1,201,804
Exelon Corp.	58,013	2,080,346
FirstEnergy Corp.	27,406	985,794
Fortum OYJ (Finland)(a)	48,236	729,504
Hokuriku Electric Power Co. (Japan)	2,200	31,101
Kansai Electric Power Co., Inc. (The) (Japan)*	6,600	58,395
Kyushu Electric Power Co., Inc. (Japan)*	4,800	45,612
NextEra Energy, Inc.	29,500	3,491,030
Pinnacle West Capital Corp.	7,400	555,518
PPL Corp.	43,500	1,656,045
Red Electrica Corp. SA (Spain)	1,039	90,004
Shikoku Electric Power Co., Inc. (Japan)	2,300	30,823
Southern Co. (The)	58,800	3,041,724
Tohoku Electric Power Co., Inc. (Japan)	3,600	46,395
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	11,600	63,726
Xcel Energy, Inc.	32,810	1,372,114

		24,646,641

Electrical Equipment — 0.3%
AMETEK, Inc.	14,900	744,702
Eaton Corp. PLC	29,137	1,822,811
Emerson Electric Co.(a)	41,100	2,235,018
Rockwell Automation, Inc.	8,500	966,875
Vestas Wind Systems A/S (Denmark)	11,996	845,235

		6,614,641

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,500	1,127,490
Corning, Inc.	71,000	1,483,190
FLIR Systems, Inc.	8,800	289,960
Hitachi High-Technologies Corp. (Japan)	20,900	588,354
TDK Corp. (Japan)	1,200	66,583
TE Connectivity Ltd. (Switzerland)	23,600	1,461,312
Yokogawa Electric Corp. (Japan)	1,800	18,592

		5,035,481

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	28,598	1,253,450
Cameron International Corp.*	12,300	824,715
Diamond Offshore Drilling, Inc.	2,700	58,671
FMC Technologies, Inc.*	14,300	391,248
Halliburton Co.	55,400	1,978,888
Helmerich & Payne, Inc.(a)	6,700	393,424
National Oilwell Varco, Inc.(a)	24,300	755,730
Schlumberger Ltd.	80,118	5,908,703
Transocean Ltd.(a)	18,500	169,090
Transocean Ltd. (SWX)	4,113	36,585

		11,770,504

Food & Staples Retailing — 1.2%
Casino Guichard Perrachon SA (France)	554	31,706
Costco Wholesale Corp.	28,400	4,475,272
CVS Health Corp.	70,148	7,276,452
ICA Gruppen AB (Sweden)	618	20,426
J. Sainsbury PLC (United Kingdom)	173,284	686,669
Koninklijke Ahold NV (Netherlands)	6,495	145,886
Kroger Co. (The)	61,692	2,359,719
METRO AG (Germany)	21,652	669,772
Sysco Corp.	33,200	1,551,436
Wal-Mart Stores, Inc.	100,200	6,862,698
Walgreens Boots Alliance, Inc.	55,200	4,650,048
Wesfarmers Ltd. (Australia)	8,576	272,208
Whole Foods Market, Inc.(a)	20,700	643,977

		29,646,269

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	5,000	112,734
Archer-Daniels-Midland Co.	37,926	1,377,093
Campbell Soup Co.(a)	12,000	765,480
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	1	74,800
ConAgra Foods, Inc.	28,000	1,249,360
General Mills, Inc.	37,800	2,394,630
Hershey Co. (The)(a)	9,200	847,228
Hormel Foods Corp.(a)	16,800	726,432
J.M. Smucker Co. (The)	7,900	1,025,736
Kellogg Co.	16,600	1,270,730
Kraft Heinz Co. (The)	37,817	2,970,904
McCormick & Co., Inc.(a)	7,500	746,100
Mead Johnson Nutrition Co.	11,967	1,016,836
MEIJI Holdings Co. Ltd. (Japan)	1,200	96,430
Mondelez International, Inc. (Class A Stock)	100,253	4,022,150
Nestle SA (Switzerland)	18,592	1,387,349
NH Foods Ltd. (Japan)	2,000	44,022
Orkla ASA (Norway)	7,761	70,197
Tyson Foods, Inc. (Class A Stock)	18,700	1,246,542
Wilmar International Ltd. (Singapore)	311,300	776,275

		22,221,028

Gas Utilities
AGL Resources, Inc.	7,739	504,119
Gas Natural SDG SA (Spain)	3,111	62,807

		566,926

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	94,100	3,936,203
Baxter International, Inc.	35,400	1,454,232
Becton, Dickinson & Co.	13,678	2,076,594
Boston Scientific Corp.*	84,267	1,585,062
C.R. Bard, Inc.	4,900	993,083
DENTSPLY SIRONA, Inc.	15,000	924,450
Edwards Lifesciences Corp.*	13,700	1,208,477
Hologic, Inc.*	5,100	175,950
Hoya Corp. (Japan)	3,300	125,435
Intuitive Surgical, Inc.*	2,450	1,472,573
Medtronic PLC	89,890	6,741,750
St. Jude Medical, Inc.	17,900	984,500
Stryker Corp.	20,000	2,145,800
Varian Medical Systems, Inc.*	6,200	496,124
Zimmer Biomet Holdings, Inc.	11,800	1,258,234

		25,578,467

Health Care Providers & Services — 1.3%
Aetna, Inc.	22,569	2,535,627
Alfresa Holdings Corp. (Japan)	17,200	330,101
AmerisourceBergen Corp.	12,500	1,081,875
Anthem, Inc.	16,900	2,348,931
Cardinal Health, Inc.	21,350	1,749,633
Centene Corp.*	3,500	215,495
Cigna Corp.	16,300	2,237,012
DaVita HealthCare Partners, Inc.*	10,700	785,166
Express Scripts Holding Co.*(a)	42,649	2,929,560
Fresenius SE & Co. KGaA (Germany)	2,952	215,179
HCA Holdings, Inc.*	19,500	1,521,975
Henry Schein, Inc.*	5,300	914,939
Humana, Inc.	9,600	1,756,320
Laboratory Corp. of America Holdings*	6,700	784,771
McKesson Corp.(a)	14,930	2,347,743
Medipal Holdings Corp. (Japan)	1,100	17,399
Miraca Holdings, Inc. (Japan)	600	24,631
Patterson Cos., Inc.	5,400	251,262
Quest Diagnostics, Inc.(a)	8,900	635,905
Ramsay Health Care Ltd. (Australia)	1,348	63,292
Ryman Healthcare Ltd. (New Zealand)	4,388	25,320
Sonic Healthcare Ltd. (Australia)	3,556	50,999
Suzuken Co. Ltd. (Japan)	910	30,887
Tenet Healthcare Corp.*	5,650	163,455
UnitedHealth Group, Inc.	60,800	7,837,120
Universal Health Services, Inc. (Class B Stock)	5,700	710,904

		31,565,501

Health Care Technology
Cerner Corp.*(a)	19,000	1,006,240

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	28,800	1,519,776
Chipotle Mexican Grill, Inc.*(a)	1,950	918,392
Compass Group PLC (United Kingdom)	12,874	226,947
Darden Restaurants, Inc.	7,650	507,195
Flight Centre Travel Group Ltd. (Australia)	427	14,143
Marriott International, Inc. (Class A Stock)	12,728	905,979
McDonald’s Corp.	57,800	7,264,304
Oriental Land Co. Ltd. (Japan)	1,900	134,519
Paddy Power Betfair PLC (Ireland)	627	87,453
Royal Caribbean Cruises Ltd.(a)	10,800	887,220

Sodexo SA (France)	896	96,431
Starbucks Corp.	94,400	5,635,680
Starwood Hotels & Resorts Worldwide, Inc.	10,800	901,044
TUI AG (Germany)	5,011	77,514
Wyndham Worldwide Corp.	7,520	574,754
Wynn Resorts Ltd.(a)	5,300	495,179
Yum! Brands, Inc.	26,700	2,185,395

		22,431,925

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	89,711	720,198
Berkeley Group Holdings PLC (United Kingdom)	993	45,786
Casio Computer Co. Ltd. (Japan)	2,000	40,336
D.R. Horton, Inc.	20,200	610,646
Garmin Ltd.(a)	7,000	279,720
Harman International Industries, Inc.(a)	4,700	418,488
Iida Group Holdings Co. Ltd. (Japan)	1,600	31,161
Leggett & Platt, Inc.	8,400	406,560
Lennar Corp. (Class A Stock)(a)	11,700	565,812
Mohawk Industries, Inc.*	4,200	801,780
Newell Rubbermaid, Inc.(a)	16,714	740,263
Nikon Corp. (Japan)(a)	39,500	603,999
Persimmon PLC (United Kingdom)	2,846	85,042
PulteGroup, Inc.(a)	18,222	340,934
Rinnai Corp. (Japan)	400	35,335
Sekisui House Ltd. (Japan)	3,100	52,302
Taylor Wimpey PLC (United Kingdom)	128,488	350,176
Whirlpool Corp.	4,926	888,355

		7,016,893

Household Products — 1.0%
Church & Dwight Co., Inc.	8,200	755,876
Clorox Co. (The)	8,500	1,071,510
Colgate-Palmolive Co.	57,000	4,027,050
Henkel AG & Co. KGaA (Germany)	809	79,328
Kimberly-Clark Corp.	23,100	3,107,181
Procter & Gamble Co. (The)	170,725	14,052,375
Reckitt Benckiser Group PLC (United Kingdom)	4,893	471,961
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	17,283	539,070

		24,104,351

Independent Power & Renewable Electricity Producers
AES Corp.	39,500	466,100
Electric Power Development Co. Ltd. (Japan)	1,600	49,913
NRG Energy, Inc.	18,200	236,782

		752,795

Industrial Conglomerates — 1.3%
3M Co.	38,700	6,448,581
CK Hutchison Holdings Ltd. (Hong Kong)	70,916	921,344
Danaher Corp.	38,600	3,661,596
General Electric Co.	598,930	19,039,984
Roper Technologies, Inc.	6,600	1,206,282
Seibu Holdings, Inc. (Japan)	1,000	21,146
Siemens AG (Germany)	13,258	1,402,179

		32,701,112

Insurance — 1.3%
Aflac, Inc.	26,700	1,685,838
Ageas (Belgium)	1,939	76,739

AIA Group Ltd. (Hong Kong)	5,200	29,557
Allianz SE (Germany)	7,927	1,287,388
Allstate Corp. (The)	24,200	1,630,354
American International Group, Inc.	73,439	3,969,378
Aon PLC	17,300	1,806,985
Assicurazioni Generali SpA (Italy)	10,823	160,214
Assurant, Inc.	4,300	331,745
Aviva PLC (United Kingdom)	22,564	147,330
AXA SA (France)	35,268	826,991
Baloise Holding AG (Switzerland)	391	49,630
Chubb Ltd.	29,586	3,525,172
Cincinnati Financial Corp.	9,237	603,730
CNP Assurances (France)	1,646	25,632
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	10,500	127,254
Hannover Rueck SE (Germany)	7,021	815,999
Hartford Financial Services Group, Inc. (The)	25,300	1,165,824
Legal & General Group PLC (United Kingdom)	46,279	155,935
Lincoln National Corp.	16,018	627,906
Loews Corp.	17,075	653,289
Marsh & McLennan Cos., Inc.	33,800	2,054,702
Medibank Pvt. Ltd. (Australia)	20,884	46,839
MetLife, Inc.	70,100	3,080,194
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	2,243	455,205
NN Group NV (Netherlands)	1,854	60,523
Principal Financial Group, Inc.	17,000	670,650
Progressive Corp. (The)	37,900	1,331,806
SCOR SE (France)	3,449	121,598
Swiss Life Holding AG (Switzerland)	308	81,733
Swiss Re AG (Switzerland)	2,773	256,058
Tokio Marine Holdings, Inc. (Japan)	5,500	185,834
Torchmark Corp.	7,825	423,802
Travelers Cos., Inc. (The)	18,835	2,198,233
UnipolSai SpA (Italy)	52,368	120,944
Unum Group	15,310	473,385
Willis Towers Watson PLC(a)	9,100	1,079,806
XL Group PLC (Ireland)	18,000	662,400

		33,006,602

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	24,860	14,757,890
Expedia, Inc.	7,650	824,823
Netflix, Inc.*	27,650	2,826,660
Priceline Group, Inc. (The)*	3,180	4,098,893
TripAdvisor, Inc.*(a)	7,350	488,775

		22,997,041

Internet Software & Services — 2.0%
Akamai Technologies, Inc.*	11,000	611,270
Alphabet, Inc. (Class A Stock)*	18,800	14,342,520
Alphabet, Inc. (Class C Stock)*	19,103	14,230,780
eBay, Inc.*	69,200	1,651,112
Facebook, Inc. (Class A Stock)*	147,800	16,863,980
VeriSign, Inc.*(a)	6,400	566,656
Yahoo Japan Corp. (Japan)	11,200	47,670
Yahoo!, Inc.*	56,200	2,068,722

		50,382,710

IT Services — 1.8%
Accenture PLC (Class A Stock)	40,500	4,673,700
Alliance Data Systems Corp.*	3,840	844,800

Amadeus IT Holding SA (Spain) (Class A Stock)	4,113	175,888
Atos SE (France)	7,805	633,913
Automatic Data Processing, Inc.	29,200	2,619,532
Cap Gemini SA (France)	4,233	397,075
Cognizant Technology Solutions Corp. (Class A Stock)*	39,400	2,470,380
CSRA, Inc.	8,700	234,030
Fidelity National Information Services, Inc.	17,700	1,120,587
Fiserv, Inc.*	14,300	1,466,894
International Business Machines Corp.	56,500	8,556,925
MasterCard, Inc. (Class A Stock)	62,700	5,925,150
Obic Co. Ltd. (Japan)	600	31,718
Paychex, Inc.	20,300	1,096,403
PayPal Holdings, Inc.*	71,100	2,744,460
Teradata Corp.*(a)	8,400	220,416
Total System Services, Inc.	11,096	527,948
Visa, Inc. (Class A Stock)(a)	122,600	9,376,448
Western Union Co. (The)(a)	30,410	586,609
Xerox Corp.	58,163	649,099

		44,351,975

Leisure Products — 0.1%
Hasbro, Inc.	7,600	608,760
Mattel, Inc.	21,351	717,821

		1,326,581

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	20,714	825,453
Illumina, Inc.*	9,500	1,540,045
PerkinElmer, Inc.	7,600	375,896
QIAGEN NV*	1,746	38,825
Thermo Fisher Scientific, Inc.	25,300	3,582,227
Waters Corp.*	5,200	685,984

		7,048,430

Machinery — 0.7%
Amada Holdings Co. Ltd. (Japan)	2,600	25,334
Andritz AG (Austria)	758	41,526
Atlas Copco AB (Sweden) (Class B Stock)	3,787	89,120
Caterpillar, Inc.(a)	37,100	2,839,634
Cummins, Inc.	10,400	1,143,376
Deere & Co.	19,200	1,478,208
Dover Corp.	10,100	649,733
FANUC Corp. (Japan)	800	123,895
Flowserve Corp.	8,300	368,603
Hoshizaki Electric Co. Ltd. (Japan)	6,200	517,147
Illinois Tool Works, Inc.(a)	21,200	2,171,728
Ingersoll-Rand PLC	16,400	1,016,964
JTEKT Corp. (Japan)	1,600	20,762
Kone OYJ (Finland) (Class B Stock)	2,610	125,622
Kubota Corp. (Japan)	9,000	122,848
Mitsubishi Heavy Industries Ltd. (Japan)	29,000	107,740
NGK Insulators Ltd. (Japan)	2,000	36,907
PACCAR, Inc.	22,143	1,211,001
Parker Hannifin Corp.	8,765	973,616
Pentair PLC (United Kingdom)(a)	11,577	628,168
Schindler Holding AG (Switzerland)	2,767	506,677
Schindler Holding AG (Switzerland) (Part. Cert.)	4,083	752,203
Snap-on, Inc.(a)	4,000	627,960
Stanley Black & Decker, Inc.	9,697	1,020,221
Xylem, Inc.	11,600	474,440

		17,073,433

Marine
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	45	57,418
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	65	85,217
Kuehne + Nagel International AG (Switzerland)	518	73,616
Nippon Yusen K.K. (Japan)	44,000	84,846

		301,097

Media — 1.5%
Cablevision Systems Corp. (Class A Stock)	13,600	448,800
CBS Corp. (Class B Stock)	26,934	1,483,794
Comcast Corp. (Class A Stock)	155,390	9,491,221
Dentsu, Inc. (Japan)	1,700	85,283
Discovery Communications, Inc. (Class A Stock)*	8,500	243,355
Discovery Communications, Inc. (Class C Stock)*(a)	15,200	410,400
Interpublic Group of Cos., Inc. (The)	25,331	581,347
News Corp. (Class A Stock)	21,475	274,236
News Corp. (Class B Stock)(a)	4,800	63,600
Omnicom Group, Inc.	15,300	1,273,419
Publicis Groupe SA (France)	8,920	625,481
RTL Group SA (Luxembourg)	287	24,282
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,100	399,550
TEGNA, Inc.(a)	13,800	323,748
Time Warner Cable, Inc.(a)	18,114	3,706,487
Time Warner, Inc.	50,466	3,661,308
Toho Co. Ltd. (Japan)	1,100	28,915
Twenty-First Century Fox, Inc. (Class A Stock)	71,500	1,993,420
Twenty-First Century Fox, Inc. (Class B Stock)	26,700	752,940
Viacom, Inc. (Class B Stock)	22,534	930,204
Walt Disney Co. (The)	96,200	9,553,622
Wolters Kluwer NV (Netherlands)	20,387	812,577
WPP PLC (United Kingdom)	9,436	219,627

		37,387,616

Metals & Mining — 0.2%
Alcoa, Inc.(a)	80,940	775,405
Anglo American PLC (United Kingdom)	10,955	86,372
Antofagasta PLC (Chile)	3,938	26,465
BHP Billiton Ltd. (Australia)	25,364	327,748
Boliden AB (Sweden)	37,126	592,223
Fortescue Metals Group Ltd. (Australia)(a)	245,769	478,111
Freeport-McMoRan, Inc.(a)	77,088	797,090
JFE Holdings, Inc. (Japan)	4,000	53,721
Mitsubishi Materials Corp. (Japan)	9,000	25,392
Newmont Mining Corp.	34,200	909,036
Nippon Steel & Sumitomo Metal Corp. (Japan)	7,300	139,953
Nucor Corp.	20,400	964,920
Rio Tinto PLC (United Kingdom)	2,054	57,575
voestalpine AG (Austria)	4,316	143,953

		5,377,964

Multiline Retail — 0.3%
Dollar General Corp.	18,600	1,592,160
Dollar Tree, Inc.*	15,365	1,266,998
Kohl’s Corp.(a)	11,700	545,337
Macy’s, Inc.	19,474	858,609
Nordstrom, Inc.(a)	8,700	497,727
Ryohin Keikaku Co. Ltd. (Japan)	200	42,254
Target Corp.	38,500	3,167,780

		7,970,865

Multi-Utilities — 0.6%
Ameren Corp.	15,100	756,510
CenterPoint Energy, Inc.	25,300	529,276
CMS Energy Corp.	18,400	780,896
Consolidated Edison, Inc.(a)	19,000	1,455,780
Dominion Resources, Inc.(a)	38,532	2,894,524
DTE Energy Co.	11,700	1,060,722
National Grid PLC (United Kingdom)	34,681	490,712
NiSource, Inc.	19,600	461,776
PG&E Corp.	31,800	1,899,096
Public Service Enterprise Group, Inc.	32,800	1,546,192
RWE AG (Germany)	50,403	648,409
SCANA Corp.	9,600	673,440
Sempra Energy	15,119	1,573,132
TECO Energy, Inc.	14,500	399,185
WEC Energy Group, Inc.	19,913	1,196,174

		16,365,824

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.	33,054	1,539,325
Apache Corp.(a)	23,914	1,167,242
BP PLC (United Kingdom)	142,284	711,896
Cabot Oil & Gas Corp.	27,700	629,067
Caltex Australia Ltd. (Australia)	6,267	163,450
Chesapeake Energy Corp.(a)	28,000	115,360
Chevron Corp.	120,622	11,507,339
Cimarex Energy Co.(a)	6,200	603,074
Columbia Pipeline Group, Inc.	25,100	630,010
Concho Resources, Inc.*	8,200	828,528
ConocoPhillips(a)	78,677	3,168,323
Devon Energy Corp.	31,100	853,384
EOG Resources, Inc.	35,600	2,583,848
EQT Corp.	10,400	699,504
Exxon Mobil Corp.	265,299	22,176,343
Galp Energia SGPS SA (Portugal)	30,479	382,722
Hess Corp.	16,200	852,930
Kinder Morgan, Inc.	115,698	2,066,366
Marathon Oil Corp.(a)	49,282	549,002
Marathon Petroleum Corp.	34,482	1,282,041
Murphy Oil Corp.(a)	10,200	256,938
Neste OYJ (Finland)(a)	8,918	293,065
Newfield Exploration Co.*	11,200	372,400
Noble Energy, Inc.(a)	27,800	873,198
Occidental Petroleum Corp.	48,700	3,332,541
Oil Search Ltd. (Australia)	12,892	67,134
OMV AG (Austria)	1,124	31,560
ONEOK, Inc.(a)	12,900	385,194
Phillips 66	30,038	2,600,990
Pioneer Natural Resources Co.(a)	10,450	1,470,733
Range Resources Corp.(a)	10,300	333,514
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	30,220	729,689
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	30,472	741,527
Southwestern Energy Co.*(a)	22,700	183,189
Spectra Energy Corp.	42,262	1,293,217
Tesoro Corp.	7,800	670,878
TOTAL SA (France)	31,327	1,425,424
Valero Energy Corp.	30,100	1,930,614
Williams Cos., Inc. (The)	42,500	682,975

		70,184,534

Paper & Forest Products
Mondi PLC (South Africa)	3,657	69,933
Stora Enso OYJ (Finland) (Class R Stock)	5,229	46,719
UPM-Kymmene OYJ (Finland)	39,136	707,565

		824,217

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	14,600	1,376,926
Kao Corp. (Japan)	4,800	255,945
Kose Corp. (Japan)	300	29,165
Unilever NV (United Kingdom), CVA	12,714	571,607
Unilever PLC (United Kingdom)	2,667	120,262

		2,353,905

Pharmaceuticals — 2.9%
Allergan PLC*	25,275	6,774,458
Astellas Pharma, Inc. (Japan)	59,400	789,397
AstraZeneca PLC (United Kingdom)	2,715	151,583
Bayer AG (Germany)	4,371	512,196
Bristol-Myers Squibb Co.	106,670	6,814,080
Daiichi Sankyo Co. Ltd. (Japan)	37,300	827,879
Eli Lilly & Co.	62,200	4,479,022
Endo International PLC*	12,500	351,875
GlaxoSmithKline PLC (United Kingdom)	57,681	1,167,647
Johnson & Johnson	176,648	19,113,313
Mallinckrodt PLC*	6,900	422,832
Merck & Co., Inc.	177,233	9,377,398
Mitsubishi Tanabe Pharma Corp. (Japan)	2,100	36,489
Mylan NV*(a)	26,800	1,242,180
Novartis AG (Switzerland)	22,058	1,595,939
Novo Nordisk A/S (Denmark) (Class B Stock)	14,908	807,322
Perrigo Co. PLC(a)	9,300	1,189,749
Pfizer, Inc.	386,270	11,449,043
Roche Holding AG (Switzerland)	5,558	1,364,713
Sanofi (France)	11,243	903,892
Shire PLC (Ireland)	15,548	886,774
Teva Pharmaceutical Industries Ltd. (Israel)	7,028	377,993
Zoetis, Inc.	29,700	1,316,601

		71,952,375

Professional Services — 0.1%
Adecco SA (Switzerland)	877	57,050
Dun & Bradstreet Corp. (The)	2,300	237,084
Equifax, Inc.	7,900	902,891
Intertek Group PLC (United Kingdom)	1,572	71,376
Nielsen Holdings PLC(a)	23,000	1,211,180
Randstad Holding NV (Netherlands)	1,419	78,488
Robert Half International, Inc.	8,400	391,272
SGS SA (Switzerland)	70	147,810
Verisk Analytics, Inc.*	10,000	799,200

		3,896,351

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	27,400	2,804,938
Apartment Investment & Management Co. (Class A Stock)	9,533	398,670
Ascendas Real Estate Investment Trust (Singapore)	387,700	687,622
AvalonBay Communities, Inc.	8,875	1,688,025

Boston Properties, Inc.	10,000	1,270,800
British Land Co. PLC (The) (United Kingdom)	9,051	90,853
Crown Castle International Corp.	21,600	1,868,400
Dexus Property Group (Australia)	109,587	665,480
Equinix, Inc.	4,494	1,486,211
Equity Residential	23,600	1,770,708
Essex Property Trust, Inc.	4,400	1,028,984
Extra Space Storage, Inc.	8,000	747,680
Federal Realty Investment Trust	4,500	702,225
General Growth Properties, Inc.	37,700	1,120,821
Goodman Group (Australia)	25,475	130,285
GPT Group (The) (Australia)	19,120	73,196
HCP, Inc.(a)	30,100	980,658
Host Hotels & Resorts, Inc.	45,582	761,219
Iron Mountain, Inc.(a)	12,402	420,552
Kimco Realty Corp.	25,600	736,768
Klepierre (France)	2,139	102,176
Link REIT (Hong Kong)	109,000	647,531
Macerich Co. (The)	8,100	641,844
Mirvac Group (Australia)	28,580	42,347
Nomura Real Estate Master Fund, Inc. (Japan)	34	50,612
Prologis, Inc.	32,977	1,456,924
Public Storage	9,400	2,592,802
Realty Income Corp.(a)	16,400	1,025,164
Scentre Group (Australia)	41,045	139,717
Simon Property Group, Inc.	19,793	4,110,808
SL Green Realty Corp.	6,400	620,032
Suntec Real Estate Investment Trust (Singapore)	22,600	28,085
UDR, Inc.	16,000	616,480
Ventas, Inc.(a)	21,618	1,361,069
Vicinity Centres (Australia)	31,743	77,581
Vornado Realty Trust(a)	11,425	1,078,863
Welltower, Inc.	22,900	1,587,886
Weyerhaeuser Co.	49,418	1,530,970

		37,144,986

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	18,700	538,934
Daiwa House Industry Co. Ltd. (Japan)	23,800	668,978
Deutsche Wohnen AG (Germany)	3,300	102,414
Henderson Land Development Co. Ltd. (Hong Kong)	10,540	64,813
Hysan Development Co. Ltd. (Hong Kong)	6,000	25,570
Kerry Properties Ltd. (Hong Kong)	5,000	13,728
New World Development Co. Ltd. (Hong Kong)	60,000	57,266
Swiss Prime Site AG (Switzerland)	641	56,475
Wharf Holdings Ltd. (The) (Hong Kong)	32,000	175,279
Wheelock & Co. Ltd. (Hong Kong)	119,000	531,745

		2,235,202

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	1,700	300,647
CSX Corp.	61,100	1,573,325
East Japan Railway Co. (Japan)	2,700	232,901
Hankyu Hanshin Holdings, Inc. (Japan)	13,000	82,904
JB Hunt Transport Services, Inc.	6,000	505,440
Kansas City Southern	6,900	589,605
Norfolk Southern Corp.	19,400	1,615,050
Ryder System, Inc.	3,600	233,208
Union Pacific Corp.	54,100	4,303,655
West Japan Railway Co. (Japan)	1,600	98,795

		9,535,530

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	19,600	1,160,124
Applied Materials, Inc.	71,700	1,518,606
Broadcom Ltd. (Singapore)	23,680	3,658,560
First Solar, Inc.*	5,100	349,197
Intel Corp.	301,700	9,759,995
KLA-Tencor Corp.	10,000	728,100
Lam Research Corp.(a)	10,650	879,690
Linear Technology Corp.	14,900	663,944
Microchip Technology, Inc.(a)	13,600	655,520
Micron Technology, Inc.*	65,500	685,785
NVIDIA Corp.(a)	31,950	1,138,378
NXP Semiconductors NV (Netherlands)*	9,100	737,737
Qorvo, Inc.*(a)	8,707	438,920
QUALCOMM, Inc.	95,500	4,883,870
Skyworks Solutions, Inc.(a)	12,100	942,590
Texas Instruments, Inc.	64,200	3,686,364
Tokyo Electron Ltd. (Japan)	1,600	104,207
Xilinx, Inc.(a)	16,200	768,366

		32,759,953

Software — 2.0%
Activision Blizzard, Inc.	32,700	1,106,568
Adobe Systems, Inc.*	32,300	3,029,740
Autodesk, Inc.*	14,200	828,002
CA, Inc.	18,064	556,191
Check Point Software Technologies Ltd. (Israel)*(a)	7,900	691,013
Citrix Systems, Inc.*	9,900	777,942
Electronic Arts, Inc.*	20,100	1,328,811
Intuit, Inc.(a)	16,400	1,705,764
Konami Holdings Corp. (Japan)(a)	6,500	192,102
Microsoft Corp.	508,000	28,056,840
Nexon Co. Ltd. (Japan)	1,200	20,465
Oracle Corp.	201,300	8,235,183
Red Hat, Inc.*	12,100	901,571
salesforce.com, inc.*	40,400	2,982,732
SAP SE (Germany)	1,736	139,693
Symantec Corp.	41,578	764,204

		51,316,821

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	4,800	769,632
AutoNation, Inc.*(a)	5,074	236,854
AutoZone, Inc.*	1,950	1,553,546
Bed Bath & Beyond, Inc.*(a)	10,800	536,112
Best Buy Co., Inc.	18,025	584,731
CarMax, Inc.*(a)	13,100	669,410
Dixons Carphone PLC (United Kingdom)	37,289	227,887
GameStop Corp. (Class A Stock)(a)	6,200	196,726
Gap, Inc. (The)(a)	13,300	391,020
Home Depot, Inc. (The)	81,050	10,814,502
Industria de Diseno Textil SA (Spain)	15,023	503,566
L Brands, Inc.	16,506	1,449,392
Lowe’s Cos., Inc.	58,500	4,431,375
O’Reilly Automotive, Inc.*	6,300	1,724,058
Ross Stores, Inc.	25,700	1,488,030
Shimamura Co. Ltd. (Japan)	200	24,966

Signet Jewelers Ltd.	5,200	644,956
Staples, Inc.	37,049	408,650
Tiffany & Co.(a)	7,400	543,012
TJX Cos., Inc. (The)	42,700	3,345,545
Tractor Supply Co.(a)	8,800	796,048
Urban Outfitters, Inc.*	6,100	201,849

		31,541,867

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	354,690	38,657,663
EMC Corp.	123,450	3,289,943
FUJIFILM Holdings Corp. (Japan)	22,100	873,554
Hewlett Packard Enterprise Co.	109,548	1,942,286
HP, Inc.(a)	110,248	1,358,255
NetApp, Inc.(a)	17,800	485,762
Ricoh Co. Ltd. (Japan)	46,500	473,283
SanDisk Corp.	13,000	989,040
Seagate Technology PLC(a)	18,900	651,105
Western Digital Corp.(a)	14,700	694,428

		49,415,319

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	4,588	535,700
Christian Dior SE (France)	525	95,064
Coach, Inc.	17,300	693,557
Hanesbrands, Inc.(a)	25,500	722,670
LVMH Moet Hennessy Louis Vuitton SE (France)	2,706	462,393
Michael Kors Holdings Ltd.*	11,800	672,128
NIKE, Inc. (Class B Stock)	86,200	5,298,714
PVH Corp.	5,300	525,018
Ralph Lauren Corp.	3,800	365,788
Swatch Group AG (The) (Switzerland)	363	24,426
Under Armour, Inc. (Class A Stock)*(a)	12,000	1,017,960
VF Corp.	22,100	1,431,196

		11,844,614

Tobacco — 0.9%
Altria Group, Inc.(a)	125,100	7,838,766
British American Tobacco PLC (United Kingdom)	25,064	1,465,636
Imperial Brands PLC (United Kingdom)	17,694	979,665
Japan Tobacco, Inc. (Japan)	4,100	170,653
Philip Morris International, Inc.	99,000	9,712,890
Reynolds American, Inc.	52,638	2,648,218

		22,815,828

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	700	27,132
Ashtead Group PLC (United Kingdom)	3,975	49,222
Fastenal Co.(a)	18,200	891,800
ITOCHU Corp. (Japan)	5,100	62,673
United Rentals, Inc.*(a)	6,000	373,140
W.W. Grainger, Inc.	3,800	887,034
Wolseley PLC (Switzerland)	1,584	89,415

		2,380,416

Transportation Infrastructure
Aena SA (Spain), RegS, 144A*	674	86,905
Atlantia SpA (Italy)	3,899	108,030
Auckland International Airport Ltd. (New Zealand)	9,028	40,115
Hutchison Port Holdings Trust (Singapore)	56,600	28,300
Sydney Airport (Australia)	10,795	55,298

		318,648

Water Utilities
American Water Works Co., Inc.(a)				11,800	813,374

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				37,100	989,857
NTT DOCOMO, Inc. (Japan)				10,900	247,772
Vodafone Group PLC (United Kingdom)				209,496	665,705

					1,903,334

TOTAL COMMON STOCKS (cost $577,554,289)					1,239,597,518

EXCHANGE TRADED FUND
iShares MSCI EAFE ETF(a) (cost $642,337)				11,626	664,193

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)				598	47,741
Volkswagen AG (Germany) (PRFC)				6,370	808,528

					856,269

Banks
Citigroup Capital XIII 6.988%, (Capital Security, fixed to floating preferred)(b)				20,000	525,800

Media
ProSiebenSat.1 Media SE (Germany) (PRFC)				15,231	781,883

TOTAL PREFERRED STOCKS (cost $2,198,013)					2,163,952

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.4%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.879	%(b)	04/25/19	289	285,523

Collateralized Loan Obligations — 1.7%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	%(b)	04/20/25	2,100	2,070,772
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121	%(b)	04/28/26	400	397,522
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222	%(b)	10/15/26	2,000	1,993,638
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.170	%(b)	04/18/27	250	246,209
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	%(b)	10/15/26	600	595,959
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220	%(b)	10/17/26	250	246,361
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.150	%(b)	04/18/27	1,000	982,617
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822	%(b)	07/15/24	1,000	985,585

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	%(b)	04/17/25	2,200	2,167,739
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.174	%(b)	04/20/26	1,650	1,629,336
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.130	%(b)	10/18/26	250	247,145
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020	%(b)	01/17/26	250	246,215
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.871	%(b)	07/22/20	138	137,315
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.092	%(b)	10/15/26	750	735,909
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	%(b)	05/05/27	250	245,865
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	750	746,407
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(b)	04/15/27	250	245,685
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.208	%(b)	05/15/26	250	247,969
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039	%(b)	07/25/26	2,000	1,987,054
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070	%(b)	01/18/27	500	494,154
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A(c)	2.340	%(b)	04/20/28	1,250	1,243,750
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.719	%(b)	07/25/23	250	246,815
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092	%(b)	04/15/26	500	496,388
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771	%(b)	07/22/25	1,000	986,969
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class AR, 144A	1.934	%(b)	12/15/22	375	374,070
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.868	%(b)	02/20/25	250	247,717
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.029	%(b)	07/25/26	1,250	1,233,142
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.100	%(b)	07/17/26	500	497,036
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	491,152
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.034	%(b)	10/20/23	500	497,854
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.120	%(b)	05/07/26	2,500	2,469,754
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100	%(b)	07/17/26	1,500	1,477,806
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(b)	04/15/25	2,600	2,543,774
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268	%(b)	08/17/22	500	491,017
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324	%(b)	10/20/23	900	898,572
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.241	%(b)	01/22/27	1,750	1,739,170
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A(a)	2.124	%(b)	04/20/27	1,500	1,490,512

Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	%(b)	07/15/25	2,200	2,169,391
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.254	%(b)	04/20/26	2,500	2,476,336
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.762	%(b)	04/15/24	1,500	1,476,267
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124	%(b)	04/20/26	1,300	1,275,244
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	488,942

					41,961,134

Non-Residential Mortgage-Backed Securities — 2.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.236	%(b)	05/15/20	2,700	2,697,283
AmeriCredit Automobile Receivables, Series 2015-4, Class A2B	1.188	%(b)	04/08/19	3,000	3,002,036
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,461,754
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	4,800	4,776,725
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,800	3,777,078
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,325	2,355,480
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,400	2,421,692
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,100	4,101,974
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(d)	0.936	%(b)	05/15/20	1,600	1,587,707
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,200	4,204,561
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	2,500	2,497,496
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,400	2,400,075
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,800	3,748,443
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136	%(b)	12/17/18	1,647	1,647,509
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186	%(b)	12/17/18	2,400	2,400,445
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,601	1,594,966
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	1,744	1,743,343
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	3,300	3,321,596
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,665	4,616,252
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	669	660,002
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,200	1,202,060

					56,218,477

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.083	%(b)	03/25/33	251	235,680
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.889	%(b)	07/25/35	375	354,583
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.183	%(b)	03/25/34	1,929	1,836,254
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.858	%(b)	07/25/34	383	358,570
Fremont Home Loan Trust, Series 2004-2, Class M1	1.288	%(b)	07/25/34	506	431,992
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.231	%(b)	06/25/34	506	485,737
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.633	%(b)	05/25/33	135	126,722
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.483	%(b)	12/27/33	760	729,272
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.333	%(b)	07/25/32	300	286,971
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.708	%(b)	09/25/32	526	498,740
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.198	%(b)	02/25/34	846	777,139
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,233	1,215,448
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	706	692,458
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,285	3,256,204

					11,285,770

TOTAL ASSET-BACKED SECURITIES (cost $109,927,833)					109,750,904

BANK LOANS(b) — 0.3%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	203	203,288

Food
Aramark Corp.	3.250%		02/24/21	384	382,636

Healthcare & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,177	1,178,314

Media & Entertainment
Nielsen Finance LLC	2.691%		05/30/17	675	673,674

Retailers
Staples, Inc.	4.750%		02/02/22	745	742,738

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,080	1,073,851
First Data Corp.	3.932%		03/26/18	852	849,442
First Data Corp.	4.432%		03/24/21	200	199,375
Trans Union LLC	3.500%		04/09/21	392	387,754
Western Digital Corp.	6.250%		04/30/23	880	868,725

					3,379,147

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	738	740,508

TOTAL BANK LOANS (cost $7,263,951)					7,300,305

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	174	174,478
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557	%(b)	04/10/49	2,970	3,027,823
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.705	%(b)	12/10/49	800	824,697
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	917,943
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,217,632
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	3,500	3,672,993
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	745	753,025
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,007,038
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,443,497
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,061,887
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,219,628
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,325,193
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,754,282
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,311	2,347,479
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	2,500	2,625,333
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555	%(b)	09/10/35	1,100	1,170,416
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	1,925	2,091,661
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,275,154
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	4,700	4,968,679
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(b)	11/25/25	3,000	3,132,369
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.451	%(b)	05/25/22	20,546	1,500,555
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.490	%(b)	06/25/22	5,684	421,351
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	5,800	6,201,353
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,965	5,244,753
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	4,400	4,749,183
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284	%(b)	06/25/25	3,650	3,929,581
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.546	%(b)	08/25/16	4,256	8,904
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.765	%(b)	05/25/19	16,054	740,300
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.698	%(b)	07/25/19	16,887	758,720
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	1,900	2,015,315
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,060,730
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	4,800	4,938,545
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,156,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	5,043,074
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,220	1,241,005

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,525,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,296,121
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,289	1,327,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,117,154
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(b)	07/15/40	2,500	2,590,168
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761	%(b)	05/12/39	780	779,215
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.947	%(b)	06/12/46	175	174,908
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,354	1,365,392
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,226,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,204,462
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	411	410,346
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%		12/15/48	5,000	5,258,679
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,428,372
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,273,025
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,538,015
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	4,170	4,284,130
Wells Fargo Commercial Mortgage Trust, Series 2015-NX53, Class A3	3.354%		09/15/57	4,000	4,154,911

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $123,703,506)					124,975,381

CORPORATE BONDS — 10.9%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24	1,585	1,744,630
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	42	73,861
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	94	172,194
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	690	801,505
Imperial Brands PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,684,828
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	290	346,510

					4,823,528

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	2,582	2,517,179
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	34	35,323
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	67	69,732
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	522	588,980
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	540	569,915

Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	363	374,172
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	277	318,804
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	405	425,975
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	683	728,715

					5,628,795

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	1,035	1,038,389
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,891,682
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(a)	4.389%		01/08/26	1,240	1,313,320
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,137,465
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	585	643,727
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	385,767
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.850%		01/15/21	3,645	3,752,057

					10,162,407

Banks — 2.7%
Bank of America Corp., Jr. Sub. Notes	6.300	%(b)	12/31/49	275	283,250
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	12/29/49	2,100	2,055,375
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,481,246
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,405,609
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	360	363,025
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	745	781,474
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	112,714
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,702,579
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	879,648
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	977,247
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,205	1,182,491
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,325	3,421,315
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/31/49	1,590	1,521,630
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(b)	12/31/49	945	947,334
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	1,610	1,652,211
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,730	1,811,654
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,231,607
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,257,419
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,485	1,494,272
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,051,401
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	597,981
Discover Bank, Sub. Notes	7.000%		04/15/20	485	551,493
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	1,800	1,741,320
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		02/25/26	1,165	1,194,794
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,594,566
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,442,150
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	273,534
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	789,221
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,313,880
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,345,595
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,011,991
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/31/49	1,175	1,197,337
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,000,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,796,913
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,615,067

JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	205,816
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	1,996,447
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,332,337
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	640	604,800
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	605	630,389
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,530	1,578,472
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	840	958,645
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	100	109,254
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.375%		07/24/42	640	839,051
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,050	3,138,697
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	808,000
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,024,689
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	1,590	1,595,875
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	455	459,286
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	505,861
Royal Bank of Canada (Canada), Covered Bonds(a)	2.100%		10/14/20	665	668,420
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	940,073
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	939,213

					68,414,668

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,005	2,166,811
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	535	597,896

					2,764,707

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,506,340
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	169,798

					1,676,138

Building Materials
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14 - 02/11/15)(d)(e)	5.375%		11/15/24	1,135	1,152,025

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%		06/15/21	1,160	1,235,400
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	409,342
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	5	5,003
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	30	45,429
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	955	853,156
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	800	854,682
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	265	272,456
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	860	898,162
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	609,272

					5,182,902

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(e)	6.375%		10/15/17	1,198	1,279,824
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(e)	7.000%		10/15/37	390	497,437
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	725	758,531

					2,535,792

Computers — 0.2%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	2,915	2,934,032
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	545	554,152
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	455	453,003

					3,941,187

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	600	597,000
American Express Co., Jr. Sub. Notes	5.200	%(b)	12/31/49	475	449,469
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	288,854
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,246,568
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	891,323
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	1,637	1,778,425
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	230	230,575
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	414,266
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	5.250%		02/06/12	1,850	133,570
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	6.875%		05/02/18	700	52,360
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.450%		06/15/18	295	316,019
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	682,034
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%		07/15/18	55	55,972
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	285	289,397
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,175	2,155,216

					9,581,048

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	170	173,032
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	530	697,342
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	340	420,929
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	950	958,978
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%		03/15/33	300	407,591
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%		12/01/39	145	172,987
Dominion Resources, Inc., Jr. Sub. Notes	4.104	%(b)	04/01/21	2,470	2,525,748
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	530	686,952
Dynegy, Inc., Gtd. Notes(a)	6.750%		11/01/19	345	343,275
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	255	235,875
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	845	1,029,316
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	605	654,138
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,375	1,419,956
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	265	276,204
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	380	492,022
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	140	156,456
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	545	595,861
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20	500	558,330
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	135	151,158
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	515	647,782
Southern California Edison Co., First Mortgage	3.600%		02/01/45	690	662,140
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	527,455
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	273,888

					14,067,415

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(d)(e)	5.250%	06/27/29	530	221,275

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	800	832,000

Food
Tyson Foods, Inc., Sr. Unsec’d. Notes	6.600%	04/01/16	785	785,000

Food Service
Aramark Services, Inc., Gtd. Notes, 144A	5.125%	01/15/24	205	216,019

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(d)(e)	5.400%	11/01/20	275	307,207
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,379,339
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	517,608

				2,204,154

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	45,049

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	805	857,007
Medtronic, Inc., Gtd. Notes(a)	3.500%	03/15/25	2,515	2,684,363
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,065	1,152,998
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	3,700	3,740,507

				8,434,875

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	480	609,846
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,050	1,372,953
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	330	325,754
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	260	257,523
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	900	906,750
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	540	626,476
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	640	750,447
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,235	1,259,700
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	900	920,812
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	350	360,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	700	717,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	160	162,200
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	340	339,466
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	4,385	4,597,282
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	440	442,681
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	06/15/17	115	121,766
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	410	565,001

				14,336,657

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	375	384,375

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	610	638,087
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,732,472

				2,370,559

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	527,441
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	137,146
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,910	1,801,374
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,077,704
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,384,217
Chubb Corp. (The), Gtd. Notes	6.375	%(b)	04/15/37	1,260	1,096,200
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	705	736,016
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	100	108,981
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	710,392
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	250,903
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,103,255
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	876	987,368
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	805,070
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	603,490
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	166,190
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,119,959
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	106,555
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	270	272,589
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	852,736
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(b)	10/16/44	1,505	1,606,587
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	430,205
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	720,249
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,002,898
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	105,212
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	715	681,931
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	553,606
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,840,729
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		08/25/45	660	714,824
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	347,916
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	638,979

					22,490,722

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,017,075
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	500,517
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	813,697
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,947,439
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	405,076

					5,683,804

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(a)	7.875%		12/01/17	1,100	1,182,500
SPX Flow, Inc., Gtd. Notes	6.875%		09/01/17	535	553,056
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,144,227

					2,879,783

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	294,296
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	43,575
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,715,824
AMC Networks, Inc., Gtd. Notes(a)	5.000%		04/01/24	1,225	1,229,594
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	951,750

CBS Corp., Gtd. Notes	4.850%		07/01/42	115	110,980
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	720	732,600
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	630	695,494
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	760	845,672
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	200	215,833
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,901,900
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	833,867
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	782,895
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,240	1,292,618
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	200,802
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41	495	572,174
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	75	95,733
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/27/42	50	40,096
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	150	124,945
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	325	312,501
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	879,750

					13,872,899

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	712,114
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	845	852,394
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45	400	354,595
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	370	386,700

					2,305,803

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,055,600
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	180	189,828
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	260	290,226
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	311	450,327
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	167	217,585
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,050	1,048,687

					3,252,253

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(g)	10/10/36	1,000	371,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	304,558
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	780	796,314
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%		06/15/45	210	156,737
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	95	74,404
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%		12/15/25	420	405,400
Devon Financing Corp. LLC, Gtd. Notes(a)	7.875%		09/30/31	1,350	1,323,779
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	769,068
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	1,555	1,564,953
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	890	755,167
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	422,649
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,555,125
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	400	446,341
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%		03/15/45	225	200,899

					9,146,894

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,170	2,240,373

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes(a)	4.375%	12/15/20	465	483,891
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,000	1,020,000
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	675	725,057

				2,228,948

Pharmaceuticals — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	950	997,231
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,595	1,657,220
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	805	837,798
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,465	1,509,404
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	350	368,097
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	492,992
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%	03/01/36	250	259,950
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	500	524,963
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%	02/10/25	340	348,052
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,105	1,124,483
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	355	355,256
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,010	1,156,880
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	90	84,638

				9,716,964

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	473	407,033
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.650%	06/01/21	610	586,143
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	200	158,350
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	665	516,012
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	1,055	1,053,075
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	554,775
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	982,907
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	120,926

				4,379,221

Real Estate
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	78,834

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	751,808
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	550,387
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	237,365
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	200,754

				1,740,314

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	470	524,036
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45	590	683,292
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	200,713
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	585	614,118
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	565	628,395
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,300	1,416,246
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	456,828
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	308,478
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	1,925	2,038,848
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,020	1,086,300
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	290,667

				8,247,921

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,194,714

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750%	03/15/23	1,200	1,269,000

Software — 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,225	1,244,966
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	1,640	1,694,981
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	736,201

				3,676,148

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	300	354,238
AT&T Corp., Gtd. Notes	8.250%	11/15/31	18	24,662
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,130	3,137,334
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	350	345,134
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	560	546,256
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	305	296,923
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	520	524,135
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,191,310
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	547,076
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11 - 05/11/11)(d)(e)	7.082%	06/01/16	325	327,089
Embarq Corp., Sr. Unsec’d. Notes (original cost $169,988; purchased 05/12/06)(d)(e)	7.995%	06/01/36	170	164,125
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	1,827	1,830,108
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,288	2,196,480
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%	08/21/46	1,053	1,110,411
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,356,585

				14,951,866

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,261,521
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	983,977
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	849,690
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	141,623

				3,236,811

TOTAL CORPORATE BONDS (cost $262,622,898)				272,353,847

MUNICIPAL BONDS — 0.5%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,848,350
State of California, GO, BABs	7.300%	10/01/39	1,250	1,828,912
State of California, GO, BABs	7.500%	04/01/34	350	509,561
State of California, GO, BABs	7.550%	04/01/39	245	374,206
State of California, GO, BABs	7.625%	03/01/40	205	313,478

				4,874,507

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	778,796

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,278,867

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,497,180

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,387,540

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	491,310
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	323,783

				815,093

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	560,754

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	630,957

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,259,118

TOTAL MUNICIPAL BONDS (cost $9,697,036)				13,082,812

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%	03/16/26	1,680	1,701,432
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	2,086	2,185,830
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	3.150%	07/24/24	1,300	1,360,410
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	503,475
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.625%	06/15/21	945	949,365
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	298,012
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	695	787,956
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	2,645	2,794,064
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,633,347
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,400	1,394,820
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	795	824,812
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	409,500
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	572,402
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,035	1,037,422
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,000	1,004,167
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	513,062
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	2,385	2,391,542

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,077,842)				21,361,618

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	217	217,839
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,175	985,098
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(b)	01/01/30	1,772	1,770,188
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.591	%(b)	08/26/36	890	820,307
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.935	%(b)	02/25/35	269	261,858
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.069	%(b)	03/25/35	312	286,303
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.757	%(b)	02/25/37	576	548,227
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(c)	2.439	%(b)	10/30/47	1,589	1,567,570
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(h)	2.383	%(b)	11/25/24	2,005	2,014,740
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(h)	1.933	%(b)	02/25/25	568	568,634
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(h)	1.583	%(b)	05/25/25	3,951	3,947,477
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(h)	2.585	%(b)	09/25/28	1,140	1,141,258
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(h)	1.333	%(b)	10/25/27	5,959	5,940,522
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(h)	1.783	%(b)	04/25/28	1,916	1,919,476
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(h)	1.883	%(b)	07/25/28	2,840	2,837,997
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.725	%(b)	07/25/35	326	325,197
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(c)	3.539	%(b)	09/01/21	4,355	4,311,728
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(c)	2.439	%(b)	12/01/21	816	804,199
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.439	%(b)	04/01/20	1,538	1,502,084
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(c)(d)	2.439	%(b)	05/01/20	4,499	4,397,312
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.439	%(b)	07/01/20	1,818	1,788,065
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.439	%(b)	08/01/20	1,476	1,445,802
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(c)	2.439	%(b)	11/01/20	965	940,800
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A(c)	2.439	%(b)	01/01/21	3,413	3,311,059
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	53	53,022
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.795	%(b)	02/25/34	364	359,077
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	142	141,298

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,659,975)					44,207,137

SOVEREIGN BONDS — 0.4%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	920		924,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.375%		07/12/21	400		417,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392		406,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	770		856,387
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	750		842,256
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	750		807,528
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	3.625%		03/15/22	550		567,875
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766		764,085
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490		503,475
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395		414,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375		413,438
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975		1,988,847
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24	140		154,237
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350		427,044
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260		1,426,118

TOTAL SOVEREIGN BONDS (cost $10,597,306)						10,914,340

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Banks(i)	5.500%		07/15/36	850		1,171,005
Federal Home Loan Mortgage Corp.	2.375	%(b)	06/01/36	286		301,272
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,250		1,283,182
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	903		929,537
Federal Home Loan Mortgage Corp.	2.598	%(b)	12/01/35	305		320,565
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,000		2,047,812
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,500		3,576,152
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 04/01/45	8,690		8,972,631
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000		4,179,538
Federal Home Loan Mortgage Corp.	3.500%		TBA	9,000		9,420,836
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 06/01/42	1,766		1,868,625
Federal Home Loan Mortgage Corp.	4.000%		TBA	8,500		9,071,758
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	3,373		3,605,714
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	9,527		10,353,371
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 05/01/39	2,439		2,643,243
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	2,259		2,530,288
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	990		1,129,653
Federal Home Loan Mortgage Corp.	6.500%		09/01/16	—	(j)	9

Federal Home Loan Mortgage Corp.	7.000%		05/01/31 - 10/01/31	246	269,888
Federal National Mortgage Assoc.	2.049	%(b)	07/01/33	327	343,419
Federal National Mortgage Assoc.	2.060	%(b)	06/01/37	74	74,530
Federal National Mortgage Assoc.	2.151	%(b)	07/01/37	465	490,781
Federal National Mortgage Assoc.	2.500%		TBA	23,250	23,867,578
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	2,381	2,423,581
Federal National Mortgage Assoc.(k)	3.000%		TBA	6,500	6,667,578
Federal National Mortgage Assoc.	3.000%		02/01/27 - 07/01/43	13,830	14,282,435
Federal National Mortgage Assoc.	3.500%		TBA	8,000	8,387,813
Federal National Mortgage Assoc.	3.500%		TBA	37,500	39,251,955
Federal National Mortgage Assoc.	3.500%		07/01/27 - 01/01/46	33,529	35,268,959
Federal National Mortgage Assoc.	4.000%		TBA	10,000	10,684,375
Federal National Mortgage Assoc.	4.000%		10/01/41 - 09/01/44	10,086	10,788,959
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,088,125
Federal National Mortgage Assoc.	4.500%		11/01/18 - 03/01/41	6,559	7,170,455
Federal National Mortgage Assoc.	5.000%		TBA	6,500	7,190,625
Federal National Mortgage Assoc.	5.000%		10/01/18 - 05/01/36	1,887	2,080,735
Federal National Mortgage Assoc.	5.500%		12/01/16 - 04/01/37	3,903	4,388,796
Federal National Mortgage Assoc.	6.000%		09/01/17 - 06/01/38	4,343	4,979,665
Federal National Mortgage Assoc.	6.250%		05/15/29	850	1,212,286
Federal National Mortgage Assoc.	6.500%		07/01/17 - 01/01/37	1,642	1,892,124
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	188	216,648
Federal National Mortgage Assoc.	7.125%		01/15/30	2,480	3,796,560
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,611
Government National Mortgage Assoc.	3.000%		TBA	4,000	4,143,516
Government National Mortgage Assoc.	3.000%		03/15/45 - 08/20/45	6,770	7,018,011
Government National Mortgage Assoc.	3.500%		TBA	29,000	30,649,375
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	3,517	3,722,294
Government National Mortgage Assoc.	4.000%		TBA	4,000	4,268,906
Government National Mortgage Assoc.(k)	4.000%		TBA	3,750	4,008,545
Government National Mortgage Assoc.	4.000%		06/15/40 - 08/20/45	2,143	2,294,557
Government National Mortgage Assoc.	4.500%		TBA	2,500	2,683,985
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,087,031
Government National Mortgage Assoc.	4.500%		04/15/40 - 03/20/41	5,342	5,817,950
Government National Mortgage Assoc.	5.000%		10/20/37	284	312,110
Government National Mortgage Assoc.	5.500%		08/15/33 - 04/15/36	1,911	2,160,225
Government National Mortgage Assoc.	6.000%		11/15/23 - 07/15/34	753	863,005
Government National Mortgage Assoc.	6.500%		10/15/23 - 09/15/36	1,383	1,614,761
Government National Mortgage Assoc.	8.000%		01/15/24 - 07/15/24	22	24,561
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	4,091,404

Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(a)	3.000%	06/30/25	1,115	1,186,657
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%	12/04/23	190	235,108
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	500	623,900
Israel Government USAID Bond Principal Strip, U.S. Gov’t. Gtd. Notes, PO	2.633%(g)	11/01/24	400	326,857
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.798%(g)	07/15/20	165	154,587
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.657%(g)	10/15/20	345	321,343
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.825%(g)	10/15/19	1,105	1,054,673
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001%(g)	04/15/30	1,385	935,646
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%	04/01/36	76	103,380
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	1,500	2,207,748
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%	05/29/20	3,665	3,728,569

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $329,677,321)				335,880,376

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds(i)	2.500%	02/15/45	3,385	3,300,639
U.S. Treasury Bonds	2.500%	02/15/46	4,970	4,845,944
U.S. Treasury Bonds(l)	2.750%	11/15/42	7,705	7,943,678
U.S. Treasury Bonds	2.875%	05/15/43	1,220	1,285,527
U.S. Treasury Bonds(l)	3.000%	05/15/45	20,530	22,141,133
U.S. Treasury Bonds	3.000%	11/15/45	190	205,118
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	8,672	10,327,271
U.S. Treasury Notes	1.000%	03/15/18	1,090	1,095,322
U.S. Treasury Notes	1.375%	08/31/20	360	363,403
U.S. Treasury Notes	2.125%	12/31/22 - 05/15/25	6,440	6,645,893
U.S. Treasury Strips Coupon	2.184%(g)	02/15/28	2,115	1,640,705
U.S. Treasury Strips Coupon	2.241%(g)	05/15/28	1,055	812,001
U.S. Treasury Strips Coupon	2.280%(g)	02/15/29	1,055	795,113
U.S. Treasury Strips Coupon	2.384%(g)	05/15/29	2,175	1,630,532
U.S. Treasury Strips Coupon	2.519%(g)	08/15/25	1,930	1,609,367
U.S. Treasury Strips Coupon(a)	2.576%(g)	08/15/30	6,970	5,028,681
U.S. Treasury Strips Coupon	2.972%(g)	02/15/37	4,550	2,669,171
U.S. Treasury Strips Coupon	3.103%(g)	11/15/34	1,430	897,861
U.S. Treasury Strips Principal, PO	2.412%(g)	05/15/43	1,440	692,067
U.S. Treasury Strips Principal, PO	2.874%(g)	05/15/45	710	318,465
U.S. Treasury Strips Principal, PO	3.635%(g)	05/15/44	820	381,211

TOTAL U.S. TREASURY OBLIGATIONS (cost $71,872,599)				74,629,102

TOTAL LONG-TERM INVESTMENTS (cost $1,571,494,906)				2,256,881,485

SHORT-TERM INVESTMENTS — 20.7%

			Shares
AFFILIATED MUTUAL FUNDS — 20.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $101,688,481)(m)			10,621,417	98,566,750
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $417,483,021; includes $136,492,823 of cash collateral for securities on loan)(m)(n)			417,483,021	417,483,021

TOTAL AFFILIATED MUTUAL FUNDS (cost $519,171,502)				516,049,771

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	150,000	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	75,000	1,468

TOTAL OPTIONS PURCHASED (cost $82,125)					1,468

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(i) (cost $2,568,453)	0.290	%(o)	06/16/16	2,570	2,568,967

TOTAL SHORT-TERM INVESTMENTS (cost $521,822,080)					518,620,206

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 110.7% (cost $2,093,316,986)					2,775,501,691

			Counterparty	Notional Amount (000)#
OPTION WRITTEN*
Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16, (premiums received $46,500)			Barclays Capital Group	225,000	(6)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 110.7% (cost $2,093,270,486)					2,775,501,685
Liabilities in excess of other assets(p) — (10.7)%					(269,329,592)

NET ASSETS — 100.0%					$2,506,172,093

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,835,777; cash collateral of $136,492,823 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $16,576,418 and 0.7% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,077,656. The aggregate value of $3,948,982 is approximately 0.2% of net assets.
(f)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.
(g)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(h)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Less than $500 par.
(k)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $10,250,000 is approximately 0.4% of net assets.
(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Rate quoted represents yield-to-maturity as of purchase date.
(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
372	2 Year U.S. Treasury Notes	Jun. 2016	$81,185,515	$81,375,000	$189,485
465	5 Year U.S. Treasury Notes	Jun. 2016	56,096,498	56,341,289	244,791
682	10 Year U.S. Treasury Notes	Jun. 2016	88,176,945	88,926,406	749,461
15	MSCI EAFE Mini Index	Jun. 2016	1,222,950	1,219,125	(3,825)
88	S&P 500 E-Mini Index	Jun. 2016	8,845,698	9,026,600	180,902
64	S&P 500 Index	Jun. 2016	31,965,117	32,824,000	858,883
232	U.S. Ultra Bonds	Jun. 2016	39,904,556	40,027,250	122,694

					2,342,391

	Short Position:
454	U.S. Long Bonds	Jun. 2016	$75,048,914	$74,654,625	394,289

					$2,736,680

(1)	A U.S. Treasury Obligation with a market value of $2,568,967 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,443,480 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC swap agreement:
2,634	05/17/18	0.989%	3 Month LIBOR(1)	$(14,627)	$—	$(14,627)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
9,890	09/04/20	1.585%	3 Month LIBOR(1)	$190	$(200,864)	$(201,054)
30,650	01/06/21	1.750%	3 Month LIBOR(2)	274	849,685	849,411
16,455	05/31/22	2.200%	3 Month LIBOR(1)	(33,360)	(874,041)	(840,681)
7,020	05/31/22	2.217%	3 Month LIBOR(1)	188	(379,983)	(380,171)
20,465	11/30/22	1.850%	3 Month LIBOR(1)	261	(642,305)	(642,566)
6,240	11/30/22	1.982%	3 Month LIBOR(1)	184	(249,320)	(249,504)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	(303,962)	(304,152)
26,340	01/08/26	2.210%	3 Month LIBOR(1)	283	(1,411,521)	(1,411,804)

				$(31,790)	$(3,212,311)	$(3,180,521)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,537)	$(283,599)	$713,938

U.S. Treasury Obligations with a combined market value of $3,869,412 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(455)	$—	$(455)
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	6,589	—	6,589
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	11,403	—	11,403
Deutsche Bank AG	06/11/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(3,756)	—	(3,756)

				$13,781	$—	$13,781

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,149,155,040	$90,442,478	$—
Exchange Traded Fund	664,193	—	—
Preferred Stocks	525,800	1,638,152	—
Asset-Backed Securities
Collateralized Debt Obligation	—	285,523	—
Collateralized Loan Obligations	—	40,717,384	1,243,750
Non-Residential Mortgage-Backed Securities	—	56,218,477	—
Residential Mortgage-Backed Securities	—	11,285,770	—
Bank Loans	—	7,300,305	—
Commercial Mortgage-Backed Securities	—	124,975,381	—
Corporate Bonds	—	272,353,847	—
Municipal Bonds	—	13,082,812	—
Non-Corporate Foreign Agencies	—	21,361,618	—
Residential Mortgage-Backed Securities	—	28,874,469	15,332,668
Sovereign Bonds	—	10,914,340	—
U.S. Government Agency Obligations	—	335,880,376	—
U.S. Treasury Obligations	—	77,198,069	—
Affiliated Mutual Funds	516,049,771	—	—
Options Purchased	—	1,468	—
Option Written	—	(6)	—
Other Financial Instruments*
Futures Contracts	2,736,680	—	—
OTC Interest Rate Swap Agreements	—	(14,627)	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,180,521)	—
Centrally Cleared Credit Default Swap Agreements	—	713,938	—
OTC Total Return Swap Agreements	—	13,781	—

Total	$1,669,131,484	$1,090,063,034	$16,576,418

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 3/31/16
Equity contracts	$1,035,960
Credit contracts	713,938
Interest rate contracts	(1,479,185)

Total	$270,713

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.7%
ASSET-BACKED SECURITIES — 16.6%
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.072	%(a)	07/15/26	500	$487,241
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	%(a)	04/20/25	3,300	3,254,070
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222	%(a)	10/15/26	1,750	1,744,433
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.080	%(a)	07/17/26	1,000	992,197
Battalion CLO VII Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.021	%(a)	10/22/25	1,300	1,281,496
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220	%(a)	10/17/26	2,750	2,709,971
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822	%(a)	07/15/24	900	887,027
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.872	%(a)	10/15/25	1,000	992,901
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.224	%(a)	10/20/26	1,250	1,239,163
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.102	%(a)	01/15/26	700	694,450
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	%(a)	04/17/25	2,600	2,561,874
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.081	%(a)	07/27/26	250	247,466
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072	%(a)	07/15/26	1,500	1,450,346
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.094	%(a)	01/20/26	2,500	2,433,998
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020	%(a)	01/17/26	1,250	1,231,076
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(a)	04/15/27	2,250	2,211,167
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.172	%(a)	07/15/26	250	244,778
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	%(a)	04/15/26	250	248,305
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124	%(a)	07/20/27	1,000	984,097
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.179	%(a)	10/25/26	4,375	4,321,013
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	702,253
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.120	%(a)	05/07/26	1,250	1,234,877
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(a)	04/15/25	7,300	7,142,136
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	1.984	%(a)	10/20/26	750	735,118
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.070	%(a)	01/18/26	3,300	3,277,129
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	%(a)	07/15/25	300	295,826
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.762	%(a)	04/15/24	4,200	4,133,548

					47,737,956

NON-RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,500	2,499,851
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	5,600	5,606,082
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	3,600	3,604,263
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,544	1,574,181
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,044,372
Onemain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,500	2,464,091
Onemain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,600	3,622,788
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,145,662

					28,561,290

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.7%
ABFC Trust, Series 2004-OPT1, Class M1	1.483	%(a)	08/25/33	1,186	1,114,844
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.333	%(a)	09/25/33	1,255	1,166,029
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	4.936	%(a)	01/25/33	2,047	1,865,243
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.393	%(a)	09/25/34	790	787,489
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.358	%(a)	10/25/31	388	371,401
Argent Securities, Inc., Series 2003-W2, Class M4	6.061	%(a)	09/25/33	2,400	2,186,106
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.258	%(a)	05/25/34	1,018	960,039
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.216	%(a)	10/25/34	1,676	1,619,264
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.681	%(a)	06/15/33	1,049	995,365
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.486	%(a)	01/15/34	190	174,357
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.336	%(a)	08/25/34	1,502	1,403,072
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.591	%(a)	08/26/36	3,114	2,871,076
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	4,193	4,180,099
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.336	%(a)	03/25/34	3,287	3,118,687
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.161	%(a)	04/25/34	1,935	1,753,926
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686	%(a)	03/25/34	961	978,906
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.683	%(a)	08/25/32	50	44,318
CSMC, Series 2015-12R, Class 1A1, 144A(b)	2.439	%(a)	10/30/47	3,179	3,135,139

Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.858%		07/25/34	485	453,612
FBR Securitization Trust, Series 2005-2, Class M1	1.153	%(a)	09/25/35	2,491	2,470,626
Fremont Home Loan Trust, Series 2003-B, Class M1	1.483	%(a)	12/25/33	181	170,841
GSAMP Trust, Series 2004-FM1, Class M1	1.408	%(a)	11/25/33	1,595	1,481,993
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.576	%(a)	01/26/37	4,130	3,955,234
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.576	%(a)	01/26/37	1,400	1,109,621
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.576	%(a)	03/26/37	3,238	3,057,775
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.576	%(a)	03/26/37	700	534,653
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.183	%(a)	02/25/34	3,361	3,148,655
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A(b)	2.436	%(a)	03/01/21	2,375	2,293,300
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)	2.439	%(a)	12/01/21	816	804,199
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)	2.439	%(a)	05/01/20	6,462	6,316,370
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.439	%(a)	07/01/20	4,544	4,470,161
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.439	%(a)	08/01/20	3,504	3,433,779
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.439	%(a)	10/01/20	4,767	4,673,097
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(b)	3.939	%(a)	11/01/20	1,500	1,443,750
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A(b)	2.439	%(a)	01/01/21	7,416	7,193,811
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.213	%(a)	02/25/34	1,793	1,694,159
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.633	%(a)	08/25/35	522	490,340
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.953	%(a)	06/25/35	1,414	1,348,124
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.633	%(a)	05/25/33	1,005	944,080
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.453	%(a)	10/25/33	739	684,451
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.483	%(a)	12/27/33	618	592,534
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.303	%(a)	11/25/34	3,688	3,291,549
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.363	%(a)	06/25/34	1,784	1,716,726
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.348	%(a)	07/25/34	1,373	1,300,336
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.558	%(a)	10/25/33	2,489	2,376,749
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.198	%(a)	02/25/35	2,827	2,495,033
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.636	%(a)	12/25/34	39	39,008
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	979	1,011,975
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.558	%(a)	12/25/32	173	158,924

Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.213	%(a)	02/25/34		2,760	2,540,094
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.198	%(a)	02/25/35		1,038	942,306
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.138	%(a)	03/25/34		2,233	2,011,471
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.633	%(a)	08/25/34		1,400	1,212,373
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.433	%(a)	07/25/32		621	597,154
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55		479	470,187
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45		5,932	5,879,258

						107,533,668

TOTAL ASSET-BACKED SECURITIES (cost $179,204,630)						183,832,914

BANK LOANS(a) — 3.5%
Aerospace & Defense — 0.2%
TransDigm, Inc.	3.500%		05/16/22		1,981	1,942,333

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		581	580,149
Chrysler Group LLC	3.500%		05/24/17		778	777,309

						1,357,458

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%		02/01/20		671	665,625
MacDermid, Inc.	5.500%		06/07/20		1,045	1,006,715

						1,672,340

Consumer — 0.1%
Generac Power Systems, Inc.	3.500%		05/31/20		1,575	1,559,907

Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)(b)	4.250%		08/30/20	EUR	900	1,020,272

Gaming — 0.1%
CCM Merger, Inc.	4.500%		08/06/21		1,624	1,619,233

Healthcare & Pharmaceutical — 0.6%
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,502	1,454,557
Ortho Clinical Diagnostics	4.750%		06/30/21		493	451,869
RPI Finance Trust	3.500%		11/09/20		1,683	1,685,061
Select Med Corp.(b)	6.000%		03/03/21		1,550	1,532,562
Valeant Pharmaceuticals International, Inc.	4.000%		04/01/22		1,139	1,072,681

						6,196,730

Retail — 0.1%
Euro Garages (United Kingdom)	5.500%		01/30/23	GBP	1,000	1,422,601

Retailers — 0.2%
Rite Aid Corp.	4.880%		06/21/21		1,375	1,375,859
Staples, Inc.	4.750%		02/02/22		1,125	1,121,585

						2,497,444

Supermarkets — 0.1%
Albertsons Holdings LLC	5.500%		08/25/21		997	997,481

Technology — 1.3%
Action Nederland BV	4.750%		02/25/22	EUR	1,100	1,253,062
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23		2,775	2,759,199
BMC Software Finance, Inc.	5.000%		09/10/20		491	408,971
First Data Corp.	3.932%		03/26/18		1,946	1,940,809
First Data Corp.	4.432%		03/24/21		658	655,839
ON Semiconductor Corp.	5.250%		03/31/23		1,475	1,476,475
Solera Holdings, Inc.	5.750%		03/03/23		1,400	1,396,000
TransUnion LLC	3.500%		04/09/21		846	836,835
Vantiv LLC	2.631%		06/13/19		1,369	1,355,063
Western Digital Corp.	4.500%		03/30/23	EUR	825	915,300
Western Digital Corp.	6.250%		04/30/23		975	962,508

						13,960,061

Telecommunications — 0.2%
LTS Buyer LLC	4.000%		04/13/20		1,122	1,108,089
SBA Senior Finance II LLC	3.250%		03/24/21		1,130	1,123,661

						2,231,750

Transportation Services — 0.2%
Scandlines GmbH (Germany)	4.500%		12/03/20	EUR	1,675	1,906,145

TOTAL BANK LOANS (cost $38,994,614)						38,383,755

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	803,617
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(a)	04/10/49		1,346	1,372,613
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.286	%(a)	12/15/27		5,000	4,877,630
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,395,417
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,356,562
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,110,872
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		5,000	5,340,251
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		700	749,761
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,014,076
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	4,021,170
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,271,799
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35		3,000	2,991,226
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.642	%(a)	06/25/20		9,180	464,626
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.451	%(a)	05/25/22		28,191	2,058,901
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.490	%(a)	06/25/22		16,087	1,192,639
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.891	%(a)	10/25/22		11,045	511,581
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.829	%(a)	01/25/23		138,618	6,067,553

FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.756	%(a)	01/25/25		83,785	4,428,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.546	%(a)	08/25/16		8,313	17,391
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.765	%(a)	05/25/19		22,193	1,023,356
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.698	%(a)	07/25/19		27,020	1,213,952
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46		4,600	4,708,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.935	%(a)	02/15/51		213	212,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47		2,000	2,034,107
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47		4,600	4,738,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46		4,600	4,671,736
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47		3,200	3,382,241
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5	3.914%		01/15/49		3,200	3,462,912
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38		207	208,585
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.838	%(a)	06/12/50		69	68,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, I/O, 144A	1.745	%(a)	08/15/45		50,333	3,234,774
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48		1,700	1,737,212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46		2,300	2,339,840
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.966	%(a)	07/15/46		4,800	5,234,146
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46		4,000	4,300,946
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49		1,103	1,109,434
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45		2,300	2,346,612
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		4,600	4,704,974
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		3,800	3,896,306
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47		5,150	5,224,844
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703	%(a)	06/15/49		2,081	2,150,921
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50		4,300	4,544,759

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $117,381,391)						117,596,651

CORPORATE BONDS — 47.4%
Aerospace & Defense — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	1.125%		12/15/21	EUR	700	809,909

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes(d)	9.950%		11/10/38		873	1,535,243
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		2,375	2,381,826
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16		515	518,215
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		895	1,069,402

						5,504,686

Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2016-1, Class AA, Pass Through Certificates	3.575%		01/15/28	1,835	1,885,463
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	1	1,316
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,462	1,615,740
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	412	434,221
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	1,028	1,182,762
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	469	493,395
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	509	543,340
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	770	806,712

					6,962,949

Auto Manufacturers — 1.2%
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	1,665	1,670,451
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,623,100
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	2,225	2,228,972
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	377,377
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(d)	4.389%		01/08/26	1,095	1,159,746
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	1,350	1,414,652
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,885	2,013,259
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	210	231,082

					13,718,639

Banks — 11.0%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	3,500	3,425,625
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,038,149
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	4,850,937
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,275	4,310,919
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	4.000%		04/01/24	1,150	1,206,303
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,972,322
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,349,771
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	1,735	1,787,378
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	817,555
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,290	1,265,903
Branch Banking & Trust Co., Sr. Unsec’d. Notes(d)	2.850%		04/01/21	3,700	3,810,534
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,469,521
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,539,340
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	714,209
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22	1,350	1,366,024
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/15/19	4,000	4,138,000
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%		01/21/18	1,100	1,188,256
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	%(a)	12/31/49	1,355	1,296,735
Citigroup, Inc., Jr. Sub. Notes, Series R(d)	6.125	%(a)	12/31/49	1,085	1,087,680
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,995	4,430,554
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,405	1,413,773
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,050	1,064,621
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24	1,650	1,628,793
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,155,761
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,279,881
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	429,612

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375	%(a)	12/31/49	1,950	1,886,430
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	3.750%		02/25/26	125	128,197
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,200	4,845,624
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,465,831
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	6.250%		09/01/17	3,195	3,400,627
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	6.250%		02/01/41	2,195	2,729,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20	2,420	2,759,020
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	525,552
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	2,380	2,388,544
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900	%(a)	04/29/49	6,130	6,130,000
JPMorgan Chase & Co., Jr. Sub. Notes, Series X(d)	6.100	%(a)	12/31/49	1,450	1,477,564
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	2.750%		06/23/20	5,400	5,529,870
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	521,466
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	600	649,487
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	420	436,855
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	715	754,660
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	5.100%		03/24/21	1,155	1,278,148
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	2,650	2,989,030
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,125,214
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	%(a)	12/31/49	975	921,375
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	1,535	1,599,416
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,197,663
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,162,833
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	2,080	2,373,788
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	2,932,144
Morgan Stanley, Sub. Notes, GMTN(d)	4.350%		09/08/26	750	771,811
Northern Trust Corp., Sub. Notes(d)	3.950%		10/30/25	2,725	2,939,357
People’s United Bank, Sub. Notes	4.000%		07/15/24	550	541,369
PNC Financial Services Group, Inc. (The), Sub. Notes(d)	3.900%		04/29/24	975	1,025,488
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	525	525,772
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	1,550	1,542,134
State Street Corp., Jr. Sub. Debs.	4.956%		03/15/18	3,025	3,179,414
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	635,184

					122,407,148

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,130	2,301,900
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	570	637,010
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	375	389,875
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,250	1,312,500

					4,641,285

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	2,635	2,907,844

Building Materials — 0.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(c)(f)	5.375%		11/15/24	3,000	3,045,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	1,210	1,274,735

Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,233	1,298,966
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	988,268

						6,606,969

Chemicals — 1.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	827,952
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	414,747
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	493,326
Ashland, Inc., Sr. Unsec’d. Notes(c)	6.875%		05/15/43		3,000	2,857,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21		1,200	1,272,000
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	587,477
CF Industries, Inc., Gtd. Notes(d)	5.375%		03/15/44		700	643,909
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18		380	413,452
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		300	341,501
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	4.625%		10/01/44		125	125,070
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		1,002	1,517,336
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		3,550	4,083,270
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(d)	6.750%		09/19/42		1,065	1,050,356
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33		465	478,083
Mosaic Co. (The), Sr. Unsec’d. Notes(d)	5.625%		11/15/43		155	161,878
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23		3,058	3,788,746

						19,056,603

Commercial Services — 1.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(d)	6.500%		07/15/22		1,375	1,460,937
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%		04/01/24		650	650,748
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(c)(f)	6.700%		06/01/34		920	1,135,184
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(c)(f)	7.000%		10/15/37		770	982,120
Hertz Corp. (The), Gtd. Notes(d)	6.750%		04/15/19		1,500	1,521,735
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16		4,750	4,844,078
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		2,000	2,262,500
United Rentals North America, Inc., Gtd. Notes(d)	5.500%		07/15/25		650	646,614
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		2,700	2,875,500

						16,379,416

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes(d)	3.250%		02/23/26		2,260	2,359,589
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17		3,360	3,381,938
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18		630	640,579

						6,382,106

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	1,125	1,368,150

Diversified Financial Services — 1.2%
Ally Financial, Inc., Sr. Unsec’d. Notes(d)	4.125%		02/13/22		3,000	2,947,500
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49		655	619,794
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20		982	1,006,000
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35		619	672,477

HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	338,369
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,127,812
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,492,750
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	579,082
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875%		05/02/18		2,740	204,952
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,088,438
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		950	952,841
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21		1,625	1,616,875
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	1.350	%(a)	07/03/33		437	365,495

						13,012,385

Electric — 3.8%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25		5,000	4,825,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23		550	574,837
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%		01/15/23		800	775,504
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		1,500	1,440,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%		01/15/25		1,350	1,296,000
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21		2,710	2,771,165
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18		3,775	3,793,041
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23		2,400	2,004,000
Dynegy, Inc., Gtd. Notes(d)	7.375%		11/01/22		2,500	2,312,500
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		2,325	2,832,143
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%		10/07/39		1,450	1,701,864
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17		1,930	2,052,155
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(d)	6.250%		10/01/39		1,900	1,962,121
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%		03/15/18		1,800	1,817,145
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44		400	416,912
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33		1,150	1,285,171
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	316,451
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,501,908
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23		2,750	2,565,227
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43		1,950	2,122,173
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43		2,025	2,134,945
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17		1,947	2,027,608

						42,527,870

Electronics — 0.2%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%		02/21/20	EUR	2,150	2,466,965

Engineering/Construction — 0.1%
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(c)(f)	5.250%		06/27/29		1,275	532,313

Entertainment — 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24		425	439,875
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		1,508	1,520,742
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000%		08/28/20	GBP	1,100	1,637,930
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		1,550	1,612,000

						5,210,547

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		2,500	2,581,250

Food — 0.9%
B&G Foods, Inc., Gtd. Notes	4.625%		06/01/21		2,000	2,025,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24		775	732,375

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(c)(f)	7.250%	06/01/21		1,330	1,324,680
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(c)(f)	5.750%	06/15/25		2,025	1,771,875
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35		725	799,581
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		725	754,000
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,545,000
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		1,000	1,000,000

					9,952,511

Food Service — 0.1%
Aramark Corp., Gtd. Notes	5.750%	03/15/20		1,350	1,392,188

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	733,114
International Paper Co., Sr. Unsec’d. Notes(d)	7.300%	11/15/39		1,000	1,190,335
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		1,640	1,845,385

					3,768,834

Gas — 0.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43		1,050	962,115
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $440,059; purchased 07/22/14)(c)(f)	6.375%	03/30/38		421	396,421
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16		2,275	2,292,770

					3,651,306

Healthcare-Products — 0.7%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		2,300	2,278,437
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25		3,435	3,666,316
Medtronic, Inc., Gtd. Notes(d)	4.375%	03/15/35		1,450	1,569,809

					7,514,563

Healthcare-Services — 2.8%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		1,900	2,484,391
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		385	381,332
CHS/Community Health Systems, Inc., Gtd. Notes(d)	7.125%	07/15/20		750	708,750
CHS/Community Health Systems, Inc., Gtd. Notes(d)	8.000%	11/15/19		3,400	3,310,750
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20		745	803,193
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17		2,125	2,203,349
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41		750	870,106
DaVita HealthCare Partners, Inc., Gtd. Notes(d)	5.000%	05/01/25		500	495,000
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A(d)	4.125%	10/15/20		2,705	2,759,100
HCA, Inc., Gtd. Notes(d)	5.375%	02/01/25		5,025	5,079,973
HCA, Inc., Gtd. Notes(d)	5.875%	02/15/26		725	746,750
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23		300	298,875
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		240	243,301
LifePoint Hospitals, Inc., Gtd. Notes(d)	6.625%	10/01/20		2,000	2,070,000
Select Medical Corp., Gtd. Notes(d)	6.375%	06/01/21		2,600	2,457,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	07/01/22	EUR	1,100	1,323,039
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		500	500,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20		1,570	1,615,138
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		1,260	1,267,677

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	760	1,024,505
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	195	268,720

					30,910,949

Home Builders — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	2,000	1,770,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21	3,500	3,753,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	2,175	2,131,500
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20	2,000	2,052,168

					9,707,418

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	670	700,849

Insurance — 2.9%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	430	472,499
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	2,475	2,522,438
American International Group, Inc., Sr. Unsec’d. Notes(d)	3.300%		03/01/21	3,960	4,048,653
American International Group, Inc., Sr. Unsec’d. Notes(d)	4.500%		07/16/44	1,075	1,013,863
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	2.750%		03/15/23	4,760	4,854,467
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(a)	04/15/37	1,775	1,544,250
Chubb INA Holdings, Inc., Sr. Unsec’d. Notes	3.350%		05/03/26	740	772,556
Chubb INA Holdings, Inc., Sr. Unsec’d. Notes	4.350%		11/03/45	115	125,328
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(a)	12/29/49	275	297,000
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,562,248
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	559,364
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,202,084
Lincoln National Corp., Sr. Unsec’d. Notes(d)	7.000%		06/15/40	1,265	1,543,051
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,511,712
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	352,524
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	2,075	2,215,062
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	614,578
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	956,581
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	150,303
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	1,015	968,056
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	2,973,485
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	552,248
XLIT Ltd. (Ireland), Jr. Sub. Notes, Series E	6.500	%(a)	12/31/49	1,880	1,301,900

					32,114,250

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,701,125; purchased 09/29/15-09/30/15)(c)(f)	8.500%		10/15/22	1,550	1,464,750

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A(d)	6.375%		04/01/26	575	596,563
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,339,315
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,325	3,566,062

					5,501,940

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes(d)	4.875%		04/01/21	1,050	1,046,063

Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,175,277
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,115,740

					4,337,080

Media — 3.6%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39		65	80,924
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28		1,415	1,919,282
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		2,000	2,115,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(d)	5.875%	04/01/24		800	838,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27		1,000	1,020,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.000%	01/15/19		1,603	1,635,060
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.375%	06/01/20		1,700	1,769,063
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		710	783,811
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		855	951,381
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55		225	242,812
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25		1,500	1,477,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		700	651,000
Comcast Corp., Gtd. Notes	3.150%	03/01/26		1,190	1,238,980
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		2,850	2,920,651
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46		495	524,700
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		1,837	2,226,472
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250%	02/01/30		2,250	2,306,250
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		1,035	1,080,395
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	312,347
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22		1,500	1,537,500
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26		775	793,406
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	225,400
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,027,462
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		475	489,250
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	2,882,584
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17		1,440	1,560,770
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	1,100	1,276,726
Univision Communications, Inc., First Lien, 144A (original cost $1,191,156; purchased 04/13/15)(c)(f)	5.125%	02/15/25		1,175	1,160,313
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(d)	5.375%	01/15/25		1,140	1,154,250
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		1,035	1,094,513
Viacom, Inc., Sr. Unsec’d. Notes(d)	4.500%	02/27/42		95	76,182
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43		475	395,659
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	945	1,414,935
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%	01/15/25	EUR	1,000	1,112,072

					40,294,650

Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125%	10/01/24		425	403,087

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(d)	6.750	%(a)	10/19/75		1,730	1,730,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	831,795
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(d)	5.875%		04/23/45		820	726,919
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		990	961,947

						4,653,748

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes(d)	4.125%		10/09/42		500	527,300
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		740	826,026
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		194	252,763
General Electric Co., Sub. Notes	5.300%		02/11/21		340	394,859
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43		425	506,246
Pentair Finance SA (United Kingdom),Gtd. Notes	1.875%		09/15/17		625	623,237
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		2,350	2,689,754

						5,820,185

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	5.000%		09/01/23		1,150	1,161,500

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(h)	10/10/36		2,000	743,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		340	339,507
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	6.600%		03/15/46		645	658,491
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(d)	7.250%		11/05/19		1,300	1,417,312
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,400,028
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,426,630
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		1,750	1,876,875
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		510	569,085
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		2,725	2,636,438

						11,067,366

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38		450	564,233

Packaging & Containers — 0.5%
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN	7.375%		07/15/21	EUR	1,470	1,930,315
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,028,263
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		1,165	1,218,134

						5,176,712

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25		1,020	1,070,711
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		1,715	1,781,901
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25		875	910,650
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35		1,670	1,720,618
Actavis Funding SCS, Gtd. Notes(d)	4.750%		03/15/45		385	404,906
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(d)	6.000%		07/15/23		625	588,281
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%		03/01/36		270	280,746
Johnson & Johnson, Sr. Unsec’d. Notes(d)	3.700%		03/01/46		550	577,459
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%		05/18/43		2,075	2,266,572
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.750%		08/15/18		2,000	1,815,000
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(d)	6.125%		04/15/25		450	346,500

						11,763,344

Pipelines — 0.1%
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	750	726,353
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	575	456,823

				1,183,176

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	8	9,275

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	2,000	2,095,000
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	325	343,395
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19	1,685	2,078,201
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	1,235	1,256,613

				5,773,209

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	605	674,556
CVS Health Corp., Sr. Unsec’d. Notes(d)	5.125%	07/20/45	765	885,963
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%	08/01/23	EUR 1,425	1,700,560
Landry’s, Inc., Gtd. Notes, 144A (original cost $1,704,880; purchased 01/11/16)(c)(f)	9.375%	05/01/20	1,616	1,696,800
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22	2,200	2,396,724
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(c)(d)(f)	8.000%	06/15/22	1,350	1,248,750

				8,603,353

Savings & Loans — 0.2%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,675	1,674,600

Semiconductors — 0.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	2,050	2,173,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	1,925	1,949,063
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	1,750	1,763,125

				5,885,188

Software — 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	2,355	2,511,386
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes(d)	5.000%	10/15/25	1,050	1,133,861
First Data Corp., Gtd. Notes, 144A(d)	7.000%	12/01/23	2,225	2,247,250
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	950	864,500
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $1,353,375; purchased 02/03/16)(c)(f)	5.750%	08/15/20	1,350	1,390,500
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	1,070	1,125,335

				9,272,832

Telecommunications — 2.4%
America Movil SAB de CV (Mexico), Gtd. Notes(d)	6.125%	03/30/40	390	460,510
AT&T Corp., Gtd. Notes	8.250%	11/15/31	103	141,124

AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,325,436
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.500%	05/15/35		300	295,829
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	829,138
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.800%	06/15/44		1,515	1,474,881
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	507,858
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,393,717
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	742,706
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		800	864,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	6.625%	06/01/20		2,500	2,562,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $264,932; purchased 04/22/10)(c)(f)	7.995%	06/01/36		254	245,222
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	7.250%	10/15/20		2,016	1,300,320
Sprint Capital Corp., Gtd. Notes(d)	6.900%	05/01/19		1,300	1,127,750
Sprint Corp., Gtd. Notes	7.625%	02/15/25		500	371,250
T-Mobile USA, Inc., Gtd. Notes(d)	6.500%	01/15/26		1,675	1,739,906
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,496,480
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	4.522%	09/15/48		1,799	1,802,060
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	4.672%	03/15/55		2,796	2,684,160
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	765,452
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,372,856
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	218,750

					26,721,905

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	303,604

Transportation — 0.1%
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	1,300	1,545,840

TOTAL CORPORATE BONDS (cost $512,386,903)					525,568,391

FOREIGN AGENCIES — 1.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	725,970
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		875	899,063
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25		100	85,250
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	804,615
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		1,080	1,224,450
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		975	1,020,815
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%	07/02/18		2,910	3,172,627
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		600	675,012
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20		1,750	1,923,425
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		1,650	1,858,110
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		2,500	2,581,250
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,500	1,713,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16		1,000	996,300
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	4.875%	01/24/22		1,100	1,091,750

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24	1,000	1,330,394
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,250	1,255,209

TOTAL FOREIGN AGENCIES (cost $20,756,718)					21,357,990

MUNICIPAL BONDS — 1.8%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%		10/01/50	1,125	1,651,118
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	2,280	3,335,936
State of California, General Obligation Unlimited, BABs	7.625%		03/01/40	725	1,108,641
University of California, Revenue Bonds, BABs	5.770%		05/15/43	1,400	1,797,740

					7,893,435

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	770	1,061,368

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,380	1,819,420

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%		01/01/41	1,175	1,705,771
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,050	3,069,219

					4,774,990

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	695	822,797
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	450	529,825

					1,352,622

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	615	811,443

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	800	999,536

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,375	1,832,050

TOTAL MUNICIPAL BONDS (cost $14,873,372)					20,544,864

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	268	269,433
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.746	%(a)	09/25/47	1,092	961,327
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(k)	1.933	%(a)	02/25/25	757	758,179
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(k)	3.286	%(a)	04/25/28	1,500	1,510,110
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	0.652	%(a)	07/19/47	2,477	1,978,939
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	53	53,022

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.795	%(a)	02/25/34		1,018	1,005,416
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		217	216,764

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,782,367)						6,753,190

SOVEREIGN BONDS — 3.9%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		1,060	1,067,789
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	2,788,145
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		1,750	1,758,750
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(c)	3.800%		08/08/17	JPY	680,000	5,437,487
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	925,568
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,092,171
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	483,183
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,153,703
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		1,000	1,416,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	825	966,463
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,625	1,843,337
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		295	328,096
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,554,765
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	2,819,487
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		1,062	1,059,345
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	462,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		1,115	1,229,287
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974	%(h)	05/31/18		494	473,212
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	760,166
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		800	804,928
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS	5.125%		10/15/24		1,300	1,308,008
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,722,726
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%		10/29/35	EUR	945	1,116,986
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,509,321
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,300	2,576,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,470,386

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23	200	230,590
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,510	1,709,078

TOTAL SOVEREIGN BONDS (cost $44,853,152)				43,067,352

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	63	65,668
Federal Home Loan Mortgage Corp.	5.500%	10/01/33 - 06/01/34	1,237	1,409,457
Federal Home Loan Mortgage Corp.	6.000%	11/01/33 - 06/01/34	786	895,708
Federal Home Loan Mortgage Corp.	6.500%	07/01/32 - 09/01/32	704	813,350
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	70	75,266
Federal National Mortgage Assoc.	4.000%	05/01/19	44	46,033
Federal National Mortgage Assoc.	4.500%	12/01/18 - 02/01/35	325	338,380
Federal National Mortgage Assoc.	5.500%	03/01/17 - 06/01/34	1,449	1,580,987
Federal National Mortgage Assoc.	6.000%	09/01/17 - 11/01/36	1,652	1,900,743
Federal National Mortgage Assoc.	6.500%	07/01/17 - 11/01/33	1,220	1,425,305
Federal National Mortgage Assoc.	7.000%	05/01/32 - 06/01/32	168	193,118
Government National Mortgage Assoc.	5.500%	01/15/33 - 07/15/35	1,486	1,672,788
Government National Mortgage Assoc.	6.000%	12/15/32 - 11/15/34	1,827	2,111,202
Government National Mortgage Assoc.	6.500%	09/15/32 - 11/15/33	1,179	1,351,434
Government National Mortgage Assoc.	7.500%	10/15/25 - 02/15/26	47	51,810
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	1,720	2,531,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,974,419)				16,462,800

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds(i)	2.875%	05/15/43	5,300	5,584,668
U.S. Treasury Notes(j)	1.750%	05/15/23	10,040	10,178,050
U.S. Treasury Notes(i)(j)	2.000%	07/31/22	10,570	10,899,900
U.S. Treasury Notes	2.000%	02/15/25	4,855	4,958,737

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,663,201)				31,621,355

			Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 6.988%, (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,183,050

TOTAL LONG-TERM INVESTMENTS (cost $981,995,767)				1,006,372,312

SHORT-TERM INVESTMENTS — 16.0%
AFFILIATED MUTUAL FUNDS — 15.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $90,612,073)(l)		9,316,940	86,461,208
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $90,079,806; includes $81,982,848 of cash collateral for securities on loan)(l)(m)		90,079,806	90,079,806

TOTAL AFFILIATED MUTUAL FUNDS (cost $180,691,879)			176,541,014

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(n) — 0.1%
Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	41,300	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	20,700	44
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	22,260	347,465
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	25,660	331,436
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	11,315	60,161
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	15,560	344,850

			1,083,956

Put Options
1 Year Eurodollars Mid-Curve, expiring 04/15/16, Strike Price $99.13		221,000	182,325
Interest Rate Swap Option,
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	11,315	2,878

			185,203

TOTAL OPTIONS PURCHASED (cost $781,077)			1,269,159

TOTAL SHORT-TERM INVESTMENTS (cost $181,472,956)			177,810,173

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.7% (cost $1,163,468,723)			1,184,182,485

OPTIONS WRITTEN*(n) — (0.1%)
Call Options — (0.1)%
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	62,000	—
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	25,660	(193,761)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	22,260	(217,828)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	15,560	(219,040)

Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	11,315	(185,373)

			(816,002)

Put Options
1 Year Eurodollars Mid-Curve, expiring 04/15/16, Strike Price $98.88		221,000	(16,575)
Interest Rate Swap Option,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	11,315	(221)

			(16,796)

TOTAL OPTIONS WRITTEN (cost $(359,995))			(832,798)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.6% (cost $1,163,108,728)			1,183,349,687
Liabilities in excess of other assets(o) — (6.6)%			(73,418,609)

NET ASSETS — 100.0%			$1,109,931,078

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $23,750,506 and 2.1% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,394,527; cash collateral of $81,982,848 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $17,743,676. The aggregate value of $16,393,928 is approximately 1.5% of net assets.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2016.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
426	2 Year U.S. Treasury Notes	Jun. 2016	$93,042,537	$93,187,500	$144,963
2,872	5 Year U.S. Treasury Notes	Jun. 2016	346,663,814	347,983,188	1,319,374
2,095	10 Year U.S. Treasury Notes	Jun. 2016	272,286,148	273,168,359	882,211
529	U.S. Ultra Bonds	Jun. 2016	91,239,664	91,269,031	29,367

					2,375,915

Short Positions:
337	90 Day Euro Dollar	Mar. 2017	83,407,011	83,517,025	(110,014)
56	90 Day Euro Dollar	Jun. 2017	13,859,409	13,871,200	(11,791)
56	90 Day Euro Dollar	Sep. 2017	13,845,884	13,864,200	(18,316)
56	90 Day Euro Dollar	Dec. 2017	13,831,184	13,855,100	(23,916)
2	Euro-Bund	Jun. 2016	370,477	371,684	(1,207)
147	U.S. Long Bonds	Jun. 2016	24,243,092	24,172,312	70,780

					(94,464)

					$2,281,451

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(2)	Cash of $1,290,000 and U.S. Treasury obligations with a combined market value of $6,601,666 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Forward foreign currency exchange contracts outstanding at March 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/15/16	BNP Paribas	AUD	233	$164,272	$178,404	$14,132
British Pound,
Expiring 04/28/16	JPMorgan Chase	GBP	45	62,857	64,162	1,305
Euro,
Expiring 04/28/16	Bank of America	EUR	2,392	2,695,965	2,723,632	27,667
Japanese Yen,
Expiring 04/28/16	Bank of America	JPY	15,474	136,614	137,610	996
Expiring 04/28/16	JPMorgan Chase	JPY	49,475	437,900	439,976	2,076
South African Rand,
Expiring 04/26/16	Citigroup Global Markets	ZAR	3,363	201,168	226,606	25,438

				$3,698,776	$3,770,390	$71,614

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/15/16	JPMorgan Chase	AUD	792	$553,429	$606,886	$(53,457)
British Pound,
Expiring 04/28/16	Citigroup Global Markets	GBP	784	1,117,299	1,125,921	(8,622)
Expiring 04/28/16	Citigroup Global Markets	GBP	1,053	1,477,461	1,512,854	(35,393)
Expiring 04/28/16	Citigroup Global Markets	GBP	1,150	1,650,915	1,651,657	(742)
Expiring 04/28/16	UBS AG	GBP	990	1,406,999	1,422,016	(15,017)
Euro,
Expiring 04/28/16	BNP Paribas	EUR	1,133	1,249,195	1,289,760	(40,565)
Expiring 04/28/16	Citigroup Global Markets	EUR	40	44,754	45,840	(1,086)
Expiring 04/28/16	Citigroup Global Markets	EUR	1,462	1,592,146	1,665,440	(73,294)
Expiring 04/28/16	Citigroup Global Markets	EUR	2,039	2,251,096	2,321,752	(70,656)
Expiring 04/28/16	JPMorgan Chase	EUR	297	329,200	337,784	(8,584)
Expiring 04/28/16	JPMorgan Chase	EUR	2,339	2,608,754	2,664,027	(55,273)

Forward foreign currency exchange contracts outstanding at March 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/28/16	Morgan Stanley	EUR	594	$658,500	$676,492	$(17,992)
Expiring 04/28/16	Morgan Stanley	EUR	4,688	5,094,842	5,339,365	(244,523)
Hungarian Forint,
Expiring 04/22/16	Citigroup Global Markets	HUF	219,665	758,775	795,957	(37,182)
Japanese Yen,
Expiring 04/28/16	Hong Kong & Shanghai Bank	JPY	24,905	219,500	221,480	(1,980)
Expiring 04/28/16	UBS AG	JPY	24,743	219,200	220,039	(839)
Mexican Peso,
Expiring 04/22/16	Citigroup Global Markets	MXN	11,930	636,759	689,129	(52,370)
Expiring 04/22/16	Hong Kong & Shanghai Bank	MXN	5,920	329,200	341,972	(12,772)
Polish Zloty,
Expiring 04/22/16	Citigroup Global Markets	PLN	2,314	560,946	619,937	(58,991)
South African Rand,
Expiring 04/26/16	Bank of America	ZAR	3,578	219,500	241,093	(21,593)

				$22,978,470	$23,789,401	$(810,931)

						$(739,317)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$134,139	$—	$134,139	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	77,779	—	77,779	Deutsche Bank AG
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	26,665	—	26,665	Hong Kong & Shanghai Bank

					$238,583	$—	$238,583

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
EUR	8,050	08/04/16	0.078%	1 Day EUROIS(1)	$4,059	$(29,934)	$(33,993)
EUR	8,000	08/01/19	0.346%	1 Day EUROIS(1)	(139,382)	(249,254)	(109,872)
EUR	2,000	07/28/25	0.780%	1 Day EUROIS(1)	(5,636)	(133,562)	(127,926)
EUR	3,900	02/23/26	0.324%	1 Day EUROIS(1)	(2,075)	(18,440)	(16,365)
EUR	705	03/04/36	0.865%	1 Day EUROIS(1)	(560)	(8,439)	(7,879)
GBP	1,950	02/23/21	0.639%	1 Day GBP OIS(1)	1,467	(5,005)	(6,472)
MXN	112,800	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(8,454)	3,883	12,337
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(32,171)	73,764	105,935
MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(40,220)	123,876	164,096
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(6,304)	34,004	40,308

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements (cont’d.):
MXN	38,100	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	$7,409	$(24,554)	$(31,963)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	1,024	3,821	2,797
	110,800	01/26/18	1.124%	3 Month LIBOR(1)	(20,982)	(221,352)	(200,370)
	55,900	02/08/18	0.884%	3 Month LIBOR(1)	277	25,429	25,152
	1,575	03/11/20	1.824%	3 Month LIBOR(1)	27	(46,713)	(46,740)
	135,870	12/31/21	1.787%	3 Month LIBOR(1)	(151,222)	(3,950,167)	(3,798,945)
	17,000	12/31/21	1.850%	3 Month LIBOR(1)	242	(554,862)	(555,104)
	51,250	05/31/22	1.741%	3 Month LIBOR(1)	375,423	(1,309,515)	(1,684,938)
	29,120	05/31/22	2.237%	3 Month LIBOR(1)	(77,974)	(1,610,797)	(1,532,823)
	22,700	08/31/22	1.788%	3 Month LIBOR(1)	273	(636,368)	(636,641)
	87,900	08/31/22	2.013%	3 Month LIBOR(1)	(161,643)	(3,699,917)	(3,538,274)
	12,360	11/30/22	1.982%	3 Month LIBOR(1)	217	(493,846)	(494,063)
	4,310	04/28/26	1.909%	3 Month LIBOR(2)	185	101,166	100,981
ZAR	63,800	08/26/20	7.855%	3 Month JIBAR(2)	(12,361)	(57,317)	(44,956)
ZAR	20,000	10/22/23	7.625%	3 Month JIBAR(2)	4,317	(70,459)	(74,776)
ZAR	38,300	11/14/23	8.190%	3 Month JIBAR(2)	(34,512)	(54,277)	(19,765)
ZAR	1,800	01/12/25	7.430%	3 Month JIBAR(2)	1,056	(9,029)	(10,085)
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	28,767	(72,114)	(100,881)
ZAR	8,100	01/11/26	9.330%	3 Month JIBAR(2)	1,034	24,336	23,302
ZAR	8,300	01/11/26	9.330%	3 Month JIBAR(2)	1,058	24,936	23,878

					$(266,661)	$(12,840,706)	$(12,574,045)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.252%	$(255,795)	$—	$(255,795)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.584%	(11,037)	229,661	(240,698)	JPMorgan Chase

					$(266,832)	$229,661	$(496,493)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(b)	05/02/16	1.500%	339	$14	$—	$14	Goldman Sachs & Co.
Ameriquest Home Equity(b)	05/02/16	1.500%	588	24	—	24	Goldman Sachs & Co.
Ameriquest Home Equity(b)	05/02/16	1.500%	521	16	—	16	Goldman Sachs & Co.

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Bank of America Prime Mortgage(b)	05/02/16	1.500%	922	$32	$—	$32	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities(b)	05/02/16	1.500%	257	11	—	11	Goldman Sachs & Co.
Chase Mortgage(b)	05/02/16	1.500%	520	22	—	22	Goldman Sachs & Co.
Chase Mortgage(b)	05/02/16	1.500%	712	30	—	30	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(b)	04/22/16	1.500%	475	369	—	369	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(b)	04/22/16	1.500%	603	469	—	469	Goldman Sachs & Co.
COMM Mortgage Trust(b)	04/22/16	1.500%	138	100	—	100	Goldman Sachs & Co.
COMM Mortgage Trust(b)	04/22/16	1.500%	786	612	—	612	Goldman Sachs & Co.
COMM Mortgage Trust(b)	04/22/16	1.500%	509	396	—	396	Goldman Sachs & Co.
COMM Mortgage Trust(b)	04/22/16	1.500%	485	377	—	377	Goldman Sachs & Co.
Countrywide Home Equity(b)	05/02/16	1.500%	466	19	—	19	Goldman Sachs & Co.
Countrywide Home Equity(b)	05/02/16	1.500%	1,580	66	—	66	Goldman Sachs & Co.
Equifirst Home Equity(b)	05/02/16	1.500%	240	8	—	8	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(b)	04/04/16	1.500%	131	173	—	173	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(b)	04/04/16	1.500%	1,570	2,067	—	2,067	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(b)	04/04/16	1.500%	463	607	—	607	Goldman Sachs & Co.
Fremont Home Equity(b)	05/02/16	1.500%	283	12	—	12	Goldman Sachs & Co.
GMAC Home Equity(b)	05/02/16	1.500%	718	25	—	25	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	208	150	—	150	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	252	182	—	182	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	287	207	—	207	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	391	282	—	282	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	1,434	1,076	—	1,076	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	396	308	—	308	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	119	92	—	92	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	173	135	—	135	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	04/22/16	1.500%	312	242	—	242	Goldman Sachs & Co.
GSAMP Home Equity(b)	05/02/16	1.500%	217	9	—	9	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(b)	04/22/16	1.500%	247	192	—	192	Goldman Sachs & Co.
Lehman Home Equity(b)	05/02/16	1.500%	531	22	—	22	Goldman Sachs & Co.
LNR CDO Ltd.(b)	04/11/16	1.500%	2,486	745	—	745	Goldman Sachs & Co.
Long Beach Home Equity(b)	05/02/16	1.500%	358	14	—	14	Goldman Sachs & Co.
Morgan Stanley BAML Trust(b)	04/22/16	1.500%	119	86	—	86	Goldman Sachs & Co.

Credit default swap agreements outstanding at March 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Morgan Stanley BAML Trust(b)	04/22/16	1.500%	247	$179	$—	$179	Goldman Sachs & Co.
Morgan Stanley BAML Trust(b)	04/22/16	1.500%	1,088	846	—	846	Goldman Sachs & Co.
Morgan Stanley Home Equity(b)	05/02/16	1.500%	186	8	—	8	Goldman Sachs & Co.
Morgan Stanley Home Equity(b)	05/02/16	1.500%	192	7	—	7	Goldman Sachs & Co.
New Century Home Equity(b)	05/02/16	1.500%	428	18	—	18	Goldman Sachs & Co.
Soundview Home Equity Loan Trust(b)	05/02/16	1.500%	158	6	—	6	Goldman Sachs & Co.
STACR(b)	05/02/16	1.500%	195	8	—	8	Goldman Sachs & Co.
USABS(b)	05/02/16	1.500%	536	22	—	22	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust(b)	04/22/16	1.500%	1,009	785	—	785	Goldman Sachs & Co.
WMC Home Equity(b)	05/02/16	1.500%	855	33	—	33	Goldman Sachs & Co.

				$11,103	$—	$11,103

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	9,755	0.888%	$52,806	$(18,430)	$71,236	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	9,680	1.177%	(70,118)	44,911	(115,029)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.177%	(14,487)	5,761	(20,248)	JPMorgan Chase

					$(31,799)	$32,242	$(64,041)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Depreciation(6)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	13,900	$(298,850)	$(377,211)	$(78,361)

U.S. Treasury obligations with a combined market value of $13,532,454 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2016.

Currency swap agreements outstanding at March 31, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$58,320	$—	$58,320
	278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	5,590	—	5,590
	1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	499,629	37,018	462,611
	5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	537,449	—	537,449
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	133,454	—	133,454
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps		2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	104,820	—	104,820
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps		8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	442,167	—	442,167
	13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	104,517	—	104,517
	2,396	3 Month LIBOR	EUR	2,150	(0.613)%	JPMorgan Chase	02/22/20	(49,308)	—	(49,308)
	2,348	3 Month LIBOR	JPY	264,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	—	—	—
	17,098	3 Month LIBOR	JPY	1,920,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	—	—	—
	719	3 Month LIBOR	EUR	640	(0.443)%	JPMorgan Chase	08/22/21	(12,903)	—	(12,903)
	2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(162,193)	—	(162,193)
	8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(690,510)	—	(690,510)

								$971,032	$37,018	$934,014

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long/Short Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$7,906	$—	$7,906
Deutsche Bank AG	06/11/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(546)	—	(546)
Deutsche Bank AG	06/11/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	13,683	—	13,683
Deutsche Bank AG	06/11/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(4,507)	—	(4,507)
Credit Suisse First Boston Corp.	01/12/41	6,433	Pay variable payments based on 1 Month LIBOR and receives fixed payments based on the IOS.FN30.450.10 Index	(59,407)	(18,114)	(41,293)

				$(42,871)	$(18,114)	$(24,757)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$47,737,956	$—
Non-Residential Mortgage-Backed Securities	—	28,561,290	—
Residential Mortgage-Backed Securities	—	86,347,099	21,186,569
Bank Loans	—	35,830,921	2,552,834
Commercial Mortgage-Backed Securities	—	117,596,651	—
Corporate Bonds	—	525,568,391	—
Foreign Agencies	—	21,357,990	—
Municipal Bonds	—	20,544,864	—
Residential Mortgage Backed Securities	—	6,753,190	—
Sovereign Bonds	—	43,067,352	—
U.S. Government Agency Obligations	—	16,462,800	—
U.S. Treasury Obligations	—	31,621,355	—
Preferred Stock	1,183,050	—	—
Affiliated Mutual Funds	176,541,014	—	—
Options Purchased	182,325	1,086,834	—
Options Written	(16,575)	(816,223)	—
Other Financial Instruments*
Futures Contracts	2,281,451	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(739,317)	—
OTC Interest Rate Swap Agreements	—	238,583	—
Centrally Cleared Interest Rate Swap Agreements	—	(12,574,045)	—
OTC Credit Default Swap Agreements	—	(298,631)	11,103
Centrally Cleared Credit Default Swap Agreements	—	(78,361)	—
OTC Currency Swap Agreements	—	971,032	—
OTC Total Return Swap Agreements	—	(42,871)	—

Total	$180,171,265	$969,196,860	$23,750,506

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Credit Default Swaps
Balance as of 12/31/15	$—	$18,076,943	$2,839
Realized gain (loss)	—	—	—	***
Change in unrealized appreciation (depreciation)**	64,501	(113,687)	8,264
Purchases	1,519,000	10,250,197	—
Sales	—	(2,224,942)	—
Accrued discount/premium	219	12,978	—
Transfers into Level 3	969,114	—	—
Transfers out of Level 3	—	(4,814,920)	—

Balance as of 03/31/16	$2,552,834	$21,186,569	$11,103

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(40,921) was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $23,617.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$2,552,834	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	21,186,569	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	11,103	Market Approach	Single Broker Indicative Quote

	$23,750,506

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$969,114	L2 to L3	Multiple to Single Broker Quote
Residential Mortgage-Backed Securities	4,814,920	L3 to L2	Single to Multiple Broker Quote

Equity Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	238,699	$30,300,451
United Technologies Corp.	342,940	34,328,294

		64,628,745

Auto Components — 0.4%
Lear Corp.	145,275	16,150,222

Automobiles — 0.8%
Tesla Motors, Inc.*(a)	125,805	28,906,215

Banks — 6.6%
Bank of America Corp.	2,722,688	36,810,742
Citigroup, Inc.	1,051,478	43,899,206
JPMorgan Chase & Co.	949,886	56,252,249
PNC Financial Services Group, Inc. (The)	492,325	41,635,925
Wells Fargo & Co.	1,218,727	58,937,638

		237,535,760

Beverages — 0.6%
Monster Beverage Corp.*(a)	151,447	20,200,001

Biotechnology — 4.6%
AbbVie, Inc.	316,310	18,067,627
Alexion Pharmaceuticals, Inc.*(a)	253,230	35,254,681
Biogen, Inc.*	95,744	24,924,078
BioMarin Pharmaceutical, Inc.*	252,029	20,787,352
Celgene Corp.*	409,276	40,964,435
Regeneron Pharmaceuticals, Inc.*(a)	68,317	24,624,179

		164,622,352

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	224,319	35,213,597
Morgan Stanley	607,206	15,186,222

		50,399,819

Chemicals — 1.0%
Dow Chemical Co. (The)	261,009	13,274,918
FMC Corp.(a)	537,139	21,684,301

		34,959,219

Communications Equipment — 0.4%
Palo Alto Networks, Inc.*(a)	79,638	12,992,143

Consumer Finance — 1.7%
Capital One Financial Corp.(a)	478,764	33,183,133
SLM Corp.*	4,118,457	26,193,386

		59,376,519

Diversified Financial Services — 0.6%
Voya Financial, Inc.	690,597	20,559,073

Electric Utilities — 1.1%
FirstEnergy Corp.	1,101,963	39,637,609

Electrical Equipment — 1.1%
Eaton Corp. PLC	636,035	39,790,350

Electronic Equipment & Instruments — 0.8%
Flextronics International Ltd.*	2,332,017	28,124,125

Energy Equipment & Services — 0.7%
Halliburton Co.	754,934	26,966,242

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	283,691	44,704,028
Kroger Co. (The)(a)	1,130,863	43,255,510

		87,959,538

Food Products — 2.3%
ConAgra Foods, Inc.	859,809	38,364,677
Mondelez International, Inc. (Class A Stock)	1,137,174	45,623,421

		83,988,098

Health Care Equipment & Supplies — 0.9%
Zimmer Biomet Holdings, Inc.	314,159	33,498,774

Health Care Providers & Services — 0.8%
Laboratory Corp. of America Holdings*	239,850	28,093,631

Hotels, Restaurants & Leisure — 5.0%
Carnival Corp.	776,610	40,981,710
Marriott International, Inc. (Class A Stock)(a)	621,251	44,220,646
McDonald’s Corp.	315,984	39,712,869
Starbucks Corp.	897,888	53,603,914

		178,519,139

Household Products — 1.1%
Procter & Gamble Co. (The)	480,281	39,531,929

Industrial Conglomerates — 1.0%
General Electric Co.	1,124,960	35,762,478

Insurance — 2.3%
Chubb Ltd.	344,194	41,010,715
MetLife, Inc.	938,277	41,227,892

		82,238,607

Internet & Catalog Retail — 5.1%
Amazon.com, Inc.*	186,723	110,846,242
Netflix, Inc.*	429,261	43,883,352
Priceline Group, Inc. (The)*	22,149	28,549,175

		183,278,769

Internet Software & Services — 10.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	401,010	31,691,820
Alphabet, Inc. (Class A Stock)*	95,896	73,159,058
Alphabet, Inc. (Class C Stock)*	98,569	73,428,977
eBay, Inc.*	917,680	21,895,845
Facebook, Inc. (Class A Stock)*	1,044,102	119,132,038
Tencent Holdings Ltd. (China)	2,622,314	53,611,553

		372,919,291

IT Services — 3.4%
MasterCard, Inc. (Class A Stock)	553,902	52,343,739
Visa, Inc. (Class A Stock)	902,609	69,031,536

		121,375,275

Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	160,227	25,974,399

Media — 2.0%
Comcast Corp. (Class A Stock)	551,070	33,659,356

Walt Disney Co. (The)(a)	397,542	39,479,896

73,139,252

Multi-Utilities — 1.3%
PG&E Corp.	811,534	48,464,810

Multiline Retail — 1.1%
Target Corp.	495,063	40,733,784

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	505,812	48,254,465
Noble Energy, Inc.(a)	813,947	25,566,075
Occidental Petroleum Corp.	618,390	42,316,428
Suncor Energy, Inc. (Canada)	1,262,075	35,148,606

		151,285,574

Pharmaceuticals — 9.0%
Allergan PLC*	280,716	75,240,309
Bristol-Myers Squibb Co.	656,244	41,920,867
Merck & Co., Inc.	661,902	35,021,235
Novo Nordisk A/S (Denmark), ADR	461,951	25,033,125
Pfizer, Inc.	1,430,321	42,394,714
Shire PLC (Ireland), ADR(a)	310,272	53,335,757
Teva Pharmaceutical Industries Ltd. (Israel), ADR	930,996	49,817,596

		322,763,603

Road & Rail — 0.4%
Hertz Global Holdings, Inc.*	1,297,165	13,659,147

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	631,243	36,245,973

Software — 9.4%
Adobe Systems, Inc.*	538,190	50,482,222
Microsoft Corp.	1,919,640	106,021,717
PTC, Inc.*	872,770	28,941,053
Red Hat, Inc.*	495,847	36,945,560
salesforce.com, Inc.*	868,870	64,148,672
Splunk, Inc.*	457,707	22,395,604
Workday, Inc. (Class A Stock)*(a)	369,025	28,355,881

		337,290,709

Specialty Retail — 2.7%
Home Depot, Inc. (The)	165,323	22,059,048
Industria de Diseno Textil SA (Spain), ADR	3,195,593	53,877,698
O’Reilly Automotive, Inc.*	79,263	21,691,112

		97,627,858

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	828,426	90,290,150

Textiles, Apparel & Luxury Goods — 3.7%
Coach, Inc.(a)	803,207	32,200,569
NIKE, Inc. (Class B Stock)	1,110,420	68,257,517
Under Armour, Inc. (Class A Stock)*(a)	372,449	31,594,849

		132,052,935

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC (United Kingdom), ADR	1,397,566	44,791,990

TOTAL LONG-TERM INVESTMENTS (cost $2,626,135,588)		3,506,334,107

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $421,100,267; includes $328,082,818 of cash collateral for securities on loan)(b)(c)	421,100,267	421,100,267

TOTAL INVESTMENTS — 109.2% (cost $3,047,235,855)		3,927,434,374
Liabilities in excess of other assets — (9.2)%		(330,632,223)

NET ASSETS — 100.0%		$3,596,802,151

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,386,231; cash collateral of $328,082,818 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$64,628,745	$—	$—
Auto Components	16,150,222	—	—
Automobiles	28,906,215	—	—
Banks	237,535,760	—	—
Beverages	20,200,001	—	—
Biotechnology	164,622,352	—	—
Capital Markets	50,399,819	—	—
Chemicals	34,959,219	—	—
Communications Equipment	12,992,143	—	—
Consumer Finance	59,376,519	—	—
Diversified Financial Services	20,559,073	—	—
Electric Utilities	39,637,609	—	—
Electrical Equipment	39,790,350	—	—
Electronic Equipment & Instruments	28,124,125	—	—
Energy Equipment & Services	26,966,242	—	—
Food & Staples Retailing	87,959,538	—	—
Food Products	83,988,098	—	—
Health Care Equipment & Supplies	33,498,774	—	—
Health Care Providers & Services	28,093,631	—	—
Hotels, Restaurants & Leisure	178,519,139	—	—
Household Products	39,531,929	—	—
Industrial Conglomerates	35,762,478	—	—
Insurance	82,238,607	—	—
Internet & Catalog Retail	183,278,769	—	—
Internet Software & Services	319,307,738	53,611,553	—
IT Services	121,375,275	—	—
Life Sciences Tools & Services	25,974,399	—	—
Media	73,139,252	—	—

Multi-Utilities	48,464,810	—	—
Multiline Retail	40,733,784	—	—
Oil, Gas & Consumable Fuels	151,285,574	—	—
Pharmaceuticals	322,763,603	—	—
Road & Rail	13,659,147	—	—
Semiconductors & Semiconductor Equipment	36,245,973	—	—
Software	337,290,709	—	—
Specialty Retail	97,627,858	—	—
Technology Hardware, Storage & Peripherals	90,290,150	—	—
Textiles, Apparel & Luxury Goods	132,052,935	—	—
Wireless Telecommunication Services	44,791,990	—	—
Affiliated Mutual Fund	421,100,267	—	—

Total	$3,873,822,821	$53,611,553	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$49,096,111	L2 to L1	Model Price to Official Close

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 61.6%
Aerospace & Defense — 1.0%
Airbus Group NV (France)	6,897	$456,978
BWX Technologies, Inc.(a)	108,000	3,624,480
General Dynamics Corp.	128,700	16,907,319
Huntington Ingalls Industries, Inc.	69,900	9,572,106
Safran SA (France)	3,623	252,886
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	123,000	5,579,280
United Technologies Corp.	19,800	1,981,980

		38,375,029

Air Freight & Logistics — 0.9%
FedEx Corp.	110,200	17,931,744
Royal Mail PLC (United Kingdom)	120,328	829,730
United Parcel Service, Inc. (Class B Stock)	141,200	14,892,364

		33,653,838

Airlines — 0.8%
ANA Holdings, Inc. (Japan)	12,000	33,800
Cathay Pacific Airways Ltd. (Hong Kong)	87,000	150,684
Delta Air Lines, Inc.	269,700	13,128,996
easyJet PLC (United Kingdom)	30,869	671,856
International Consolidated Airlines Group SA (United Kingdom)	8,705	69,265
Japan Airlines Co. Ltd. (Japan)	8,900	326,274
Qantas Airways Ltd. (Australia)	5,692	17,767
Ryanair Holdings PLC (Ireland), ADR	5,585	479,305
Southwest Airlines Co.	383,700	17,189,760

		32,067,707

Auto Components — 0.1%
Cooper Tire & Rubber Co.	29,200	1,080,984
Dana Holding Corp.	49,100	691,819
GKN PLC (United Kingdom)	187,259	775,315
Koito Manufacturing Co. Ltd. (Japan)	19,000	860,337
NHK Spring Co. Ltd. (Japan)	1,800	17,213
Toyoda Gosei Co. Ltd. (Japan)	8,300	160,069
Valeo SA (France)	4,837	752,148

		4,337,885

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	3,928	360,614
Daihatsu Motor Co. Ltd. (Japan)	2,300	32,392
Daimler AG (Germany)	1,762	134,851
Ferrari NV (Italy)*	1,526	63,380
Fiat Chrysler Automobiles NV (United Kingdom)	10,765	86,872
Ford Motor Co.	946,600	12,779,100
Fuji Heavy Industries Ltd. (Japan)	27,100	956,989
General Motors Co.	522,000	16,406,460
Mazda Motor Corp. (Japan)	45,300	703,139
Mitsubishi Motors Corp. (Japan)	7,500	55,987
Nissan Motor Co. Ltd. (Japan)	66,300	612,960
Peugeot SA (France)*	6,425	109,919
Renault SA (France)	2,242	222,805
Suzuki Motor Corp. (Japan)	4,300	114,976
Toyota Motor Corp. (Japan)	19,900	1,055,404
Volkswagen AG (Germany)	384	55,785

		33,751,633

Banks — 3.8%
Aozora Bank Ltd. (Japan)	13,000	45,376
Banco Santander SA (Spain)	19,975	87,728
Bank of America Corp.	2,106,000	28,473,120
BNP Paribas SA (France)	12,194	612,635
BOC Hong Kong Holdings Ltd. (Hong Kong)	42,500	126,958
Citigroup, Inc.	630,200	26,310,850
Commonwealth Bank of Australia (Australia)	31,876	1,827,417
Credit Agricole SA (France)	73,797	798,033
Danske Bank A/S (Denmark)	31,495	888,803
DNB ASA (Norway)	69,830	824,573
Erste Group Bank AG (Austria)*	3,281	92,088
Fukuoka Financial Group, Inc. (Japan)	9,000	29,317
Gunma Bank Ltd. (The) (Japan)	4,000	16,521
Hiroshima Bank Ltd. (The) (Japan)	6,000	21,893
HSBC Holdings PLC (United Kingdom)	332,530	2,067,985
Intesa Sanpaolo SpA (Italy)	158,871	437,561
Japan Post Bank Co. Ltd. (Japan)	4,700	57,887
JPMorgan Chase & Co.	622,094	36,840,407
Kyushu Financial Group, Inc. (Japan)	3,800	21,821
Lloyds Banking Group PLC (United Kingdom)	550,589	536,271
Mitsubishi UFJ Financial Group, Inc. (Japan)	152,400	706,162
Mizrahi Tefahot Bank Ltd. (Israel)	1,616	18,958
Mizuho Financial Group, Inc. (Japan)	727,300	1,083,883
Nordea Bank AB (Sweden)	35,409	339,640
PNC Financial Services Group, Inc. (The)	141,100	11,932,827
Regions Financial Corp.	366,100	2,873,885
Resona Holdings, Inc. (Japan)	25,400	90,565
Societe Generale SA (France)	24,328	898,970
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,000	1,214,307
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	208,000	608,916
SunTrust Banks, Inc.	286,400	10,333,312
Suruga Bank Ltd. (Japan)	2,100	36,852
Wells Fargo & Co.	308,912	14,938,984
Westpac Banking Corp. (Australia)	38,386	891,592

		146,086,097

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	3,914	486,264
Asahi Group Holdings Ltd. (Japan)	4,500	140,061
Coca-Cola Amatil Ltd. (Australia)	107,327	726,754
Coca-Cola Co. (The)	217,100	10,071,269
Diageo PLC (United Kingdom)	30,000	808,919
Heineken Holding NV (Netherlands)	10,567	822,683
Heineken NV (Netherlands)	11,066	1,001,227
PepsiCo, Inc.	327,420	33,554,002

		47,611,179

Biotechnology — 2.3%
Actelion Ltd. (Switzerland)	1,213	181,028
Amgen, Inc.	156,908	23,525,216
Biogen Idec, Inc.*	60,700	15,801,424
Celgene Corp.*	194,300	19,447,487
CSL Ltd. (Australia)	3,896	302,763
Gilead Sciences, Inc.	289,900	26,630,214
Grifols SA (Spain)	3,514	78,072

		85,966,204

Building Products — 0.5%
American Woodmark Corp.*	10,800	805,572
Daikin Industries Ltd. (Japan)(a)	6,500	485,450

Geberit AG (Switzerland)	780	291,443
LIXIL Group Corp. (Japan)	3,100	63,231
Masco Corp.	440,500	13,853,725
Owens Corning	37,500	1,773,000
Universal Forest Products, Inc.	25,400	2,179,828

		19,452,249

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	118,303	773,551
Ameriprise Financial, Inc.	11,200	1,052,912
Goldman Sachs Group, Inc. (The)	118,700	18,633,526
Macquarie Group Ltd. (Australia)	3,490	176,643
Mediobanca SpA (Italy)	6,244	44,904
Morgan Stanley	209,900	5,249,599
Nomura Holdings, Inc. (Japan)	49,200	219,745
Partners Group Holding AG (Switzerland)	187	75,127
UBS Group AG (Switzerland)	42,123	677,592

		26,903,599

Chemicals — 1.0%
Air Products & Chemicals, Inc.	20,500	2,953,025
Asahi Kasei Corp. (Japan)	136,000	918,504
BASF SE (Germany)	919	69,105
Chr Hansen Holding A/S (Denmark)	1,152	77,255
Daicel Corp. (Japan)	75,100	1,023,719
EMS-Chemie Holding AG (Switzerland)	87	45,051
Givaudan SA (Switzerland)	109	213,618
Hitachi Chemical Co. Ltd. (Japan)	30,500	548,078
Huntsman Corp.	297,900	3,962,070
K+S AG (Germany)	6,091	142,067
Kuraray Co. Ltd. (Japan)	3,900	47,661
LyondellBasell Industries NV (Class A Stock)	204,700	17,518,226
Mitsubishi Chemical Holdings Corp. (Japan)	15,500	80,927
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,000	21,482
Mitsui Chemicals, Inc. (Japan)	9,000	29,958
Shin-Etsu Chemical Co. Ltd. (Japan)	1,300	67,142
Solvay SA (Belgium)	888	88,782
Sumitomo Chemical Co. Ltd. (Japan)	16,000	72,423
Teijin Ltd. (Japan)	11,000	38,305
Toray Industries, Inc. (Japan)	15,000	128,012
Westlake Chemical Corp.	182,600	8,454,380
Yara International ASA (Norway)	20,992	788,035

		37,287,825

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	26,500	818,585
ISS A/S (Denmark)	8,815	353,541
Secom Co. Ltd. (Japan)	2,400	178,087
Steelcase, Inc. (Class A Stock)	138,200	2,061,944

		3,412,157

Communications Equipment — 0.7%
Brocade Communications Systems, Inc.	243,600	2,577,288
Cisco Systems, Inc.	748,400	21,306,948
Juniper Networks, Inc.(a)	42,500	1,084,175
NETGEAR, Inc.*	18,900	762,993
Nokia OYJ (Finland)	2,270	13,466

		25,744,870

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1,553	46,187
Comfort Systems USA, Inc.	23,200	737,064
EMCOR Group, Inc.	43,200	2,099,520
Ferrovial SA (Spain)	4,867	104,451
Kajima Corp. (Japan)	10,000	62,642
KBR, Inc.	60,400	934,992
Obayashi Corp. (Japan)	84,600	833,872
Shimizu Corp. (Japan)	6,000	50,816
Skanska AB (Sweden) (Class B Stock)	5,217	119,005
Taisei Corp. (Japan)	21,000	138,677
Vinci SA (France)	16,929	1,256,542

		6,383,768

Construction Materials
Holcim Ltd. (Switzerland)	4,712	221,274

Consumer Finance — 0.3%
Navient Corp.	911,000	10,904,670
Provident Financial PLC (United Kingdom)	17,673	751,118

		11,655,788

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	13,389	147,025
Greif, Inc. (Class A Stock)	27,500	900,625
International Paper Co.	61,300	2,515,752
Owens-Illinois, Inc.*	204,300	3,260,628
Packaging Corp of America	77,600	4,687,040
Rexam PLC (United Kingdom)	7,602	69,103

		11,580,173

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	211,300	29,979,244
Challenger Ltd. (Australia)	6,489	41,642
Investor AB (Sweden) (Class B Stock)	5,291	187,032
Japan Exchange Group, Inc. (Japan)	6,400	97,908
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,700	24,991
ORIX Corp. (Japan)	81,800	1,165,095

		31,495,912

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,011,620	39,625,155
BT Group PLC (United Kingdom)	3,615	22,825
Deutsche Telekom AG (Germany)	37,279	668,351
Koninklijke KPN NV (Netherlands)	36,860	154,354
Nippon Telegraph & Telephone Corp. (Japan)	32,100	1,386,640
Orange SA (France)	22,719	396,741
PCCW Ltd. (Hong Kong)	1,173,000	759,767
Spark New Zealand Ltd. (New Zealand)	21,094	53,177
Telecom Italia SpA (Italy)	460,210	402,761
Telecom Italia SpA (Italy)*	136,581	147,210
Telefonica SA (Spain)	52,767	589,758
Verizon Communications, Inc.	704,788	38,114,935

		82,321,674

Electric Utilities — 1.6%
American Electric Power Co., Inc.	95,700	6,354,480
AusNet Services (Australia)	20,657	23,583
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	7,000	68,455
Chubu Electric Power Co., Inc. (Japan)	7,800	108,852
Chugoku Electric Power Co., Inc. (The) (Japan)	3,200	43,173

EDP-Energias de Portugal SA (Portugal)	18,791	66,716
Electricite de France (France)(a)	55,409	620,344
Endesa SA (Spain)	33,482	641,627
Entergy Corp.	49,700	3,940,216
Exelon Corp.	524,900	18,822,914
FirstEnergy Corp.	358,300	12,888,051
Fortum OYJ (Finland)(a)	58,563	885,686
Hokuriku Electric Power Co. (Japan)	1,700	24,032
Kansai Electric Power Co., Inc. (The) (Japan)*	8,300	73,437
Kyushu Electric Power Co., Inc. (Japan)*	4,700	44,662
PPL Corp.(a)	403,300	15,353,631
Red Electrica Corp. SA (Spain)	1,201	104,038
Shikoku Electric Power Co., Inc. (Japan)	2,500	33,503
SSE PLC (United Kingdom)	6,200	132,681
Tohoku Electric Power Co., Inc. (Japan)	5,000	64,437
Tokyo Electric Power Co., Inc. (Japan)*	15,800	86,800

		60,381,318

Electrical Equipment — 0.3%
Eaton Corp. PLC	146,400	9,158,784
Vestas Wind Systems A/S (Denmark)	17,458	1,230,086

		10,388,870

Electronic Equipment, Instruments & Components — 0.1%
Hitachi High-Technologies Corp. (Japan)	25,400	715,033
Jabil Circuit, Inc.	89,700	1,728,519
TDK Corp. (Japan)	1,500	83,229
Yokogawa Electric Corp. (Japan)	2,700	27,888

		2,554,669

Energy Equipment & Services — 0.3%
Ensco PLC (Class A Stock)	1,171,500	12,148,455
Transocean Ltd.	4,027	35,820

		12,184,275

Food & Staples Retailing — 1.2%
Casino Guichard Perrachon SA (France)	591	33,823
ICA Gruppen AB (Sweden)	2,505	82,794
J. Sainsbury PLC (United Kingdom)	216,925	859,604
Koninklijke Ahold NV (Netherlands)	9,617	216,011
Kroger Co. (The)	469,300	17,950,725
METRO AG (Germany)	25,345	784,009
Wal-Mart Stores, Inc.	370,900	25,402,941
Wesfarmers Ltd. (Australia)	12,700	403,107

		45,733,014

Food Products — 1.5%
Ajinomoto Co., Inc. (Japan)	7,000	157,828
Archer-Daniels-Midland Co.	395,000	14,342,450
Bunge Ltd.	205,800	11,662,686
ConAgra Foods, Inc.	196,500	8,767,830
Ingredion, Inc.	19,700	2,103,763
Kerry Group PLC (Ireland) (Class A Stock)	303	28,178
Lindt & Spruengli AG (Switzerland)	1	74,800
MEIJI Holdings Co. Ltd. (Japan)	1,400	112,502
Nestle SA (Switzerland)	26,943	2,010,508
NH Foods Ltd. (Japan)	2,000	44,022
Orkla ASA (Norway)	9,438	85,365
Tyson Foods, Inc. (Class A Stock)	251,900	16,791,654
Wilmar International Ltd. (Singapore)	387,300	965,792

		57,147,378

Gas Utilities — 0.2%
Gas Natural SDG SA (Spain)	4,090	82,572
UGI Corp.	146,600	5,906,514

		5,989,086

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	219,500	9,181,685
Baxter International, Inc.(a)	259,800	10,672,584
C.R. Bard, Inc.	69,900	14,166,633
Hologic, Inc.*	135,400	4,671,300
Hoya Corp. (Japan)	4,900	186,252
Masimo Corp.*	18,500	774,040
Medtronic PLC	202,900	15,217,500
Stryker Corp.	39,000	4,184,310

		59,054,304

Health Care Providers & Services — 2.0%
Alfresa Holdings Corp. (Japan)	5,800	111,313
Anthem, Inc.(a)	108,600	15,094,314
Express Scripts Holding Co.*(a)	232,200	15,949,818
Fresenius SE & Co. KGaA (Germany)	4,454	324,664
Magellan Health, Inc.*	12,600	855,918
McKesson Corp.(a)	98,400	15,473,400
Medipal Holdings Corp. (Japan)	43,600	689,650
Ramsay Health Care Ltd. (Australia)	1,651	77,518
Ryman Healthcare Ltd. (New Zealand)	5,231	30,185
Sonic Healthcare Ltd. (Australia)	4,326	62,042
Suzuken Co. Ltd. (Japan)	1,080	36,657
UnitedHealth Group, Inc.	204,000	26,295,600

		75,001,079

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.	197,300	3,328,451
Compass Group PLC (United Kingdom)	19,296	340,156
Extended Stay America, Inc.(a)	149,000	2,428,700
Flight Centre Travel Group Ltd. (Australia)	1,338	44,316
Marriott Vacations Worldwide Corp.	24,300	1,640,250
McDonald’s Corp.	202,900	25,500,472
Oriental Land Co. Ltd. (Japan)	2,300	162,839
Paddy Power Betfair PLC (Ireland)	928	129,437
Sodexo SA (France)	1,093	117,633
Starbucks Corp.	42,900	2,561,130
Tui AG (Germany)	5,434	84,057
Wyndham Worldwide Corp.(a)	157,900	12,068,297
Yum! Brands, Inc.	128,800	10,542,280

		58,948,018

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	98,279	788,982
Berkeley Group Holdings PLC (United Kingdom)	5,688	262,266
Casio Computer Co. Ltd. (Japan)	2,400	48,403
D.R. Horton, Inc.	253,900	7,675,397
Iida Group Holdings Co. Ltd. (Japan)	2,000	38,952
Meritage Homes Corp.*	77,600	2,829,296
Nikon Corp. (Japan)(a)	48,100	735,503
Persimmon PLC (United Kingdom)	3,351	100,132
Rinnai Corp. (Japan)	500	44,169

Sekisui House Ltd. (Japan)	7,000	118,101
Taylor Wimpey PLC (United Kingdom)	270,196	736,381

		13,377,582

Household Products — 1.5%
Clorox Co. (The)	56,400	7,109,784
Colgate-Palmolive Co.	118,200	8,350,830
Henkel AG & Co. KGaA (Germany)	2,529	247,987
Procter & Gamble Co. (The)	457,305	37,640,774
Reckitt Benckiser Group PLC (United Kingdom)	6,992	674,423
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	39,008	1,216,690

		55,240,488

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	966,600	11,405,880
Electric Power Development Co. Ltd. (Japan)	1,600	49,914
NRG Energy, Inc.	499,500	6,498,495

		17,954,289

Industrial Conglomerates — 1.4%
3M Co.	145,900	24,311,317
Carlisle Cos., Inc.	46,500	4,626,750
CK Hutchison Holdings Ltd. (Hong Kong)	86,020	1,117,576
Danaher Corp.	84,000	7,968,240
General Electric Co.	396,492	12,604,481
NWS Holdings Ltd. (Hong Kong)	59,000	94,089
Seibu Holdings, Inc. (Japan)	1,400	29,604
Siemens AG (Germany)	15,948	1,686,676

		52,438,733

Insurance — 1.5%
Aflac, Inc.(a)	158,100	9,982,434
Ageas (Belgium)	2,220	87,860
AIA Group Ltd. (Hong Kong)	7,400	42,062
Allianz SE (Germany)	10,700	1,737,738
Allstate Corp. (The)	228,000	15,360,360
American Financial Group, Inc.	15,900	1,118,883
American International Group, Inc.	140,900	7,615,645
Assicurazioni Generali SpA (Italy)	13,379	198,051
AXA SA (France)	52,225	1,224,612
Baloise Holding AG (Switzerland)	579	73,494
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	12,800	155,129
Hannover Rueck SE (Germany)	10,062	1,169,431
Legal & General Group PLC (United Kingdom)	69,519	234,241
Lincoln National Corp.	111,800	4,382,560
MetLife, Inc.	96,400	4,235,816
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,304	670,529
NN Group NV (Netherlands)	16,665	544,025
Prudential PLC (United Kingdom)	12,383	230,428
SCOR SE (France)	1,788	63,038
Swiss Life Holding AG (Switzerland)	342	90,756
Swiss Re AG (Switzerland)	11,607	1,071,786
Tokio Marine Holdings, Inc. (Japan)	8,100	273,682
Travelers Cos., Inc. (The)	49,200	5,742,132
UnipolSai SpA (Italy)	45,390	104,828

		56,409,520

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	49,000	29,088,360

Internet Software & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	35,200	26,854,080
Alphabet, Inc. (Class C Stock)*	50,282	37,457,576
eBay, Inc.*	524,000	12,502,640
Facebook, Inc. (Class A Stock)*	309,900	35,359,590
Yahoo Japan Corp. (Japan)	16,600	70,653

		112,244,539

IT Services — 1.8%
Accenture PLC (Class A Stock)	178,500	20,598,900
Amadeus IT Holding SA (Spain) (Class A Stock)	5,013	214,376
Atos SE (France)	8,823	716,594
Cap Gemini SA (France)	1,890	177,291
Cognizant Technology Solutions Corp. (Class A Stock)*	98,600	6,182,220
DST Systems, Inc.	25,300	2,853,081
Fiserv, Inc.*	79,000	8,103,820
Leidos Holdings, Inc.	31,400	1,580,048
MasterCard, Inc. (Class A Stock)	77,600	7,333,200
Obic Co. Ltd. (Japan)	800	42,291
Visa, Inc. (Class A Stock)(a)	269,300	20,596,064

		68,397,885

Leisure Products
Sankyo Co. Ltd. (Japan)	600	22,342

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)	167	28,230
QIAGEN NV*	2,386	53,056
VWR Corp.*	68,600	1,856,316

		1,937,602

Machinery — 0.5%
Amada Co. Ltd. (Japan)	3,800	37,026
ANDRITZ AG (Austria)	922	50,511
Atlas Copco AB (Sweden) (Class B Stock)	4,607	108,418
FANUC Corp. (Japan)	2,300	356,198
Hoshizaki Electric Co. Ltd. (Japan)	9,200	767,379
Illinois Tool Works, Inc.(a)	85,700	8,779,108
JTEKT Corp. (Japan)	2,500	32,441
Kone OYJ (Finland) (Class B Stock)	3,913	188,336
Kubota Corp. (Japan)	13,000	177,447
Metso OYJ (Finland)	1,281	30,529
Mitsubishi Heavy Industries Ltd. (Japan)	35,000	130,031
NGK Insulators Ltd. (Japan)	3,000	55,360
Rexnord Corp.*	57,400	1,160,628
Schindler Holding AG (Switzerland)	4,966	914,876
Schindler Holding AG (Switzerland)	3,795	694,919
Trinity Industries, Inc.(a)	160,000	2,929,600
Wabash National Corp.*(a)	162,800	2,148,960

		18,561,767

Marine
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	41	52,315
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	367	481,148
Kuehne + Nagel International AG (Switzerland)	630	89,533
Nippon Yusen K.K. (Japan)	152,000	293,104

		916,100

Media — 1.5%
Comcast Corp. (Class A Stock)(a)	436,173	26,641,447
Dentsu, Inc. (Japan)	2,400	120,400

DISH Network Corp.*	23,400	1,082,484
Eutelsat Communications SA (France)	1,972	63,600
News Corp. (Class A Stock)	408,900	5,221,653
ProSiebenSat.1 Media AG (Germany)	20,373	1,045,847
Publicis Groupe SA (France)	8,740	612,859
RELX PLC (United Kingdom)	12,687	235,357
RTL Group SA (Luxembourg)	420	35,535
TEGNA, Inc.(a)	79,300	1,860,378
Thomson Reuters Corp.	58,300	2,359,984
Time Warner, Inc.	13,400	972,170
Time, Inc.(a)	105,100	1,622,744
Toho Co. Ltd. (Japan)	1,200	31,544
Viacom, Inc. (Class B Stock)	67,100	2,769,888
Walt Disney Co. (The)(a)	96,400	9,573,484
Wolters Kluwer NV (Netherlands)	24,712	984,961
WPP PLC (United Kingdom)	19,122	445,073

		55,679,408

Metals & Mining — 0.1%
Anglo American PLC (United Kingdom)	1,967	15,508
BHP Billiton Ltd. (Australia)	32,047	414,104
BHP Billiton PLC (Australia)	6,611	74,032
Boliden AB (Sweden)	44,600	711,446
Fortescue Metals Group Ltd. (Australia)(a)	515,548	1,002,930
Hitachi Metals Ltd. (Japan)	2,600	26,812
JFE Holdings, Inc. (Japan)	5,500	73,866
Mitsubishi Materials Corp. (Japan)	12,000	33,856
Nippon Steel & Sumitomo Metal Corp. (Japan)	9,200	176,379
Rio Tinto PLC (United Kingdom)	8,222	230,468
Voestalpine AG (Austria)	9,333	311,288

		3,070,689

Multi-Utilities — 0.4%
MDU Resources Group, Inc.	60,600	1,179,276
National Grid PLC (United Kingdom)	110,000	1,556,425
Public Service Enterprise Group, Inc.	172,500	8,131,650
RWE AG (Germany)	61,431	790,278
Sempra Energy	24,200	2,518,010

		14,175,639

Multiline Retail — 0.7%
Harvey Norman Holdings Ltd. (Australia)	6,703	24,113
Macy’s, Inc.	234,100	10,321,469
Ryohin Keikaku Co. Ltd. (Japan)	300	63,381
Target Corp.	207,000	17,031,960

		27,440,923

Oil, Gas & Consumable Fuels — 3.3%
BP PLC (United Kingdom)	135,134	676,122
Caltex Australia Ltd. (Australia)	14,094	367,587
Chevron Corp.	134,156	12,798,482
Exxon Mobil Corp.	311,316	26,022,904
Galp Energia SGPS SA (Portugal)	35,810	449,663
HollyFrontier Corp.	232,400	8,208,368
Kinder Morgan, Inc.	658,900	11,767,954
Marathon Oil Corp.	93,500	1,041,590
Marathon Petroleum Corp.	378,300	14,065,194
Neste OYJ (Finland)(a)	22,287	732,400
Oil Search Ltd. (Australia)	15,680	81,652
OMV AG (Austria)	17,731	497,857

ONEOK, Inc.(a)	74,800	2,233,528
Phillips 66(a)	187,500	16,235,625
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	44,927	1,084,803
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	45,441	1,105,793
Tesoro Corp.	50,100	4,309,101
Total SA (France)	38,449	1,749,485
Valero Energy Corp.	271,700	17,426,838
Western Refining, Inc.	188,200	5,474,738

		126,329,684

Paper & Forest Products — 0.1%
Boise Cascade Co.*	38,100	789,432
KapStone Paper & Packaging Corp.	76,300	1,056,755
Mondi PLC (South Africa)	4,449	85,079
Stora Enso OYJ (Finland) (Class R Stock)	6,359	56,816
UPM-Kymmene OYJ (Finland)	47,606	860,699

		2,848,781

Personal Products
Kao Corp. (Japan)	5,800	309,267
Kose Corp. (Japan)	400	38,887
Unilever NV (United Kingdom)	18,827	846,440
Unilever PLC (United Kingdom)	1,531	69,037

		1,263,631

Pharmaceuticals — 3.2%
Astellas Pharma, Inc. (Japan)	71,300	947,542
AstraZeneca PLC (United Kingdom)	5,148	287,421
Bayer AG (Germany)	7,248	849,325
Bristol-Myers Squibb Co.	365,200	23,328,976
Daiichi Sankyo Co. Ltd. (Japan)(a)	45,300	1,005,440
GlaxoSmithKline PLC (United Kingdom)	87,435	1,769,964
Jazz Pharmaceuticals PLC*	46,400	6,057,520
Johnson & Johnson	329,698	35,673,324
Mallinckrodt PLC*	203,700	12,482,736
Merck & Co., Inc.	315,600	16,698,396
Mitsubishi Tanabe Pharma Corp. (Japan)	2,600	45,177
Novartis AG (Switzerland)	26,835	1,941,564
Novo Nordisk A/S (Denmark) (Class B Stock)	19,451	1,053,341
Pfizer, Inc.	507,997	15,057,031
Roche Holding AG (Switzerland)	8,247	2,024,971
Sanofi (France)	13,746	1,105,123
Shire PLC (Ireland)	18,908	1,078,410
Teva Pharmaceutical Industries Ltd. (Israel)	21,973	1,181,793

		122,588,054

Professional Services — 0.3%
Intertek Group PLC (United Kingdom)	1,912	86,814
On Assignment, Inc.*	22,400	827,008
Randstad Holding NV (Netherlands)	1,489	82,359
Robert Half International, Inc.	227,100	10,578,318
SGS SA (Switzerland)	189	399,088

		11,973,587

Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.(a)	607,200	6,229,872
Ascendas Real Estate Investment Trust (Singapore)	471,600	836,426
British Land Co. PLC (The) (United Kingdom)	11,499	115,426
CBL & Associates Properties, Inc.	329,300	3,918,670
Chimera Investment Corp.	276,100	3,752,199

Dexus Property Group (Australia)	133,272	809,309
Franklin Street Properties Corp.	84,000	891,240
GEO Group, Inc. (The)	66,600	2,309,022
Goodman Group (Australia)	155,841	797,010
GPT Group (Australia)	92,757	355,098
HCP, Inc.(a)	251,300	8,187,354
Hospitality Properties Trust	196,500	5,219,040
Klepierre (France)	2,601	124,245
Land Securities Group PLC (United Kingdom)	9,268	146,133
Link REIT (The) (Hong Kong)	86,500	513,866
Nomura Real Estate Master Fund, Inc. (Japan)	39	58,056
Prologis, Inc.	348,700	15,405,566
RLJ Lodging Trust(a)	65,700	1,503,216
Scentre Group (Australia)	30,308	103,169
Simon Property Group, Inc.	62,000	12,876,780
Starwood Property Trust, Inc.	415,100	7,857,843
Suntec Real Estate Investment Trust (Singapore)	27,600	34,299
Vicinity Centres (Australia)	38,607	94,357

		72,138,196

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	374,700	10,798,854
Daiwa House Industry Co. Ltd. (Japan)	24,100	677,411
Deutsche Wohnen AG (Germany)	4,022	124,821
Henderson Land Development Co. Ltd. (Hong Kong)	13,510	83,076
Hysan Development Co. Ltd. (Hong Kong)	7,000	29,832
Jones Lang LaSalle, Inc.	55,200	6,476,064
Kerry Properties Ltd. (Hong Kong)	7,000	19,219
New World Development Co. Ltd. (Hong Kong)	62,000	59,174
Swiss Prime Site AG (Switzerland)	782	68,898
Tokyu Fudosan Holdings Corp. (Japan)	6,000	40,725
Wharf Holdings Ltd. (The) (Hong Kong)	107,000	586,090
Wheelock & Co. Ltd. (Hong Kong)	168,000	750,699

		19,714,863

Road & Rail
Central Japan Railway Co. (Japan)	1,700	300,647
East Japan Railway Co. (Japan)	3,800	327,786
Hankyu Hanshin Holdings, Inc. (Japan)	13,000	82,904
West Japan Railway Co. (Japan)	1,800	111,145

		822,482

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	1,019,600	32,984,060
NXP Semiconductors NV (Netherlands)*	11,100	899,877
QUALCOMM, Inc.	232,600	11,895,164
Texas Instruments, Inc.	124,400	7,143,048
Tokyo Electron Ltd. (Japan)	3,300	214,927

		53,137,076

Software — 3.0%
Activision Blizzard, Inc.	194,800	6,592,032
Adobe Systems, Inc.*	73,900	6,931,820
Check Point Software Technologies Ltd. (Israel)*(a)	9,700	848,459
Citrix Systems, Inc.*	134,100	10,537,578
Konami Holdings Corp. (Japan)(a)	23,600	697,478
Manhattan Associates, Inc.*	39,500	2,246,365
Microsoft Corp.	1,144,100	63,188,643
Nuance Communications, Inc.*	94,600	1,768,074
Oracle Corp.	514,000	21,027,740
SAP SE (Germany)	11,435	920,158

		114,758,347

Specialty Retail — 1.2%
Dixons Carphone PLC (United Kingdom)	11,330	69,242
DSW, Inc. (Class A Stock)	112,800	3,117,792
Gap, Inc. (The)(a)	57,000	1,675,800
GNC Holdings, Inc. (Class A Stock)	257,700	8,181,975
Home Depot, Inc. (The)	67,900	9,059,897
Industria de Diseno Textil SA (Spain)	30,660	1,027,714
Lowe’s Cos, Inc.	44,600	3,378,450
Murphy USA, Inc.*	21,000	1,290,450
Ross Stores, Inc.	55,000	3,184,500
Shimamura Co. Ltd. (Japan)	200	24,966
Staples, Inc.	1,241,100	13,689,333

		44,700,119

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	784,800	85,535,352
FUJIFILM Holdings Corp. (Japan)	27,600	1,090,953
Hewlett Packard Enterprise Co.	654,500	11,604,285
HP, Inc.(a)	654,500	8,063,440
Ricoh Co. Ltd. (Japan)	74,200	755,218

		107,049,248

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	9,920	1,158,270
Christian Dior SE (France)	641	116,069
LVMH Moet Hennessy Louis Vuitton SE (France)	3,291	562,356
Michael Kors Holdings Ltd.*	143,100	8,150,976
NIKE, Inc. (Class B Stock)	272,800	16,769,016
Oxford Industries, Inc.	14,300	961,389
Swatch Group AG (The) (Switzerland)	536	36,067
Wolverine World Wide, Inc.	46,600	858,372

		28,612,515

Tobacco — 0.9%
Altria Group, Inc.	465,000	29,136,900
British American Tobacco PLC (United Kingdom)	32,998	1,929,583
Imperial Brands PLC (United Kingdom)	25,108	1,390,157
Japan Tobacco, Inc. (Japan)	13,300	553,581

		33,010,221

Trading Companies & Distributors
AerCap Holdings NV (Ireland)*	2,700	104,652
Ashtead Group PLC (United Kingdom)	5,886	72,886
HD Supply Holdings, Inc.*	28,200	932,574
Wolseley PLC (Switzerland)	2,933	165,565

		1,275,677

Transportation Infrastructure
Atlantia SpA (Italy)	3,982	110,330
Auckland International Airport Ltd. (New Zealand)	77,641	344,989
Hutchison Port Holdings Trust (Singapore)	68,800	34,400
Kamigumi Co. Ltd. (Japan)	3,000	28,222
Sydney Airport (Australia)	12,857	65,860

		583,801

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				52,000	1,387,400
NTT DOCOMO, Inc. (Japan)				16,700	379,615
SoftBank Corp. (Japan)				1,300	62,179
Vodafone Group PLC (United Kingdom)				310,979	988,182

					2,817,376

TOTAL COMMON STOCKS (cost $1,900,984,196)					2,336,270,396

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $1,773,408)				31,550	1,802,452

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)				596	47,581
Volkswagen AG (Germany) (PRFC)				7,748	983,435

					1,031,016

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)				22,000	578,380

TOTAL PREFERRED STOCKS (cost $1,577,106)					1,609,396

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.6%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.879	%(b)	04/25/19	346	342,628

Collateralized Loan Obligations — 1.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	%(b)	04/20/25	2,550	2,514,509
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029	%(b)	01/15/28	2,500	2,476,853
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.236	%(b)	05/15/20	3,900	3,896,076
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121	%(b)	04/28/26	1,500	1,490,706
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222	%(b)	10/15/26	2,500	2,492,047
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.170	%(b)	04/18/27	250	246,209
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	%(b)	10/15/26	750	744,948
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220	%(b)	10/17/26	250	246,361
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.150	%(b)	04/18/27	1,250	1,228,271
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822	%(b)	07/15/24	1,200	1,182,702
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.150	%(b)	07/18/27	750	739,933
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	%(b)	04/17/25	2,100	2,069,206

Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.174	%(b)	04/20/26	2,200	2,172,449
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.424	%(b)	04/20/26	450	420,233
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.130	%(b)	10/18/26	500	494,290
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.094	%(b)	01/20/26	2,300	2,239,278
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020	%(b)	01/17/26	500	492,430
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.871	%(b)	07/22/20	207	205,973
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.092	%(b)	10/15/26	1,250	1,226,516
HLM (Cayman Islands), Series 2015-15, Class 6A, 144A	2.071	%(b)	05/05/27	250	245,865
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	1,000	995,209
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.762	%(b)	04/15/24	1,850	1,820,730
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(b)	04/15/27	500	491,370
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.208	%(b)	05/15/26	300	297,563
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.121	%(b)	04/18/26	750	739,646
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039	%(b)	07/25/26	3,000	2,980,581
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	%(b)	04/15/26	4,550	4,519,146
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070	%(b)	01/18/27	500	494,154
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.719	%(b)	07/25/23	250	246,815
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092	%(b)	04/15/26	500	496,388
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771	%(b)	07/22/25	1,200	1,184,363
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.934	%(b)	12/15/22	375	374,070
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.868	%(b)	02/20/25	250	247,717
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.100	%(b)	07/17/26	800	795,257
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	491,152
Shackleton CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.120	%(b)	05/07/26	1,250	1,234,877
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(b)	04/15/25	3,200	3,130,799
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268	%(b)	08/17/22	500	491,017
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324	%(b)	10/20/23	1,100	1,098,254
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	809	798,949
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.241	%(b)	01/22/27	2,250	2,236,075
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A(a)	2.124	%(b)	04/20/27	250	248,419

Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	%(b)	07/15/25	2,700	2,662,435
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.254	%(b)	04/20/26	3,000	2,971,603
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124	%(b)	04/20/26	1,850	1,814,770
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	488,942

					60,175,156

Non-Residential Mortgage-Backed Securities — 1.6%
AmeriCredit Automobile Receivables, Series 2015-4, Class A2B	1.188	%(b)	04/08/19	4,000	4,002,715
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,684,733
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	5,970,907
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,671,650
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%		11/15/25	2,000	2,026,219
Ford Credit Auto Owner Trust, Series 2014-REV2, Class A, 144A	2.310%		04/15/26	3,200	3,228,922
Ford Credit Auto Owner Trust, Series 2016-REV1, Class A, 144A	2.310%		08/15/27	5,400	5,402,600
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	0.936	%(b)	05/15/20	1,800	1,786,170
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	5,300	5,305,756
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,400	3,396,594
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	3,000,093
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,636,232
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.029	%(b)	07/25/26	1,000	986,514
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.136	%(b)	12/17/18	2,195	2,196,679
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.186	%(b)	12/17/18	3,300	3,300,612
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,734,444
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,702,919

					59,033,759

Residential Mortgage-Backed Securities — 1.4%
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(b)	01/01/30	2,175	2,172,503
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.591	%(b)	08/26/36	1,335	1,230,461
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.083	%(b)	03/25/33	199	187,071
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.439	%(b)	10/30/47	1,589	1,567,570
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.889	%(b)	07/25/35	302	285,297

Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.858	%(b)	07/25/34	295	276,487
GSAMP Trust, Series 2004-HE2, Class A3C	1.596	%(b)	09/25/34	590	576,185
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.231	%(b)	06/25/34	506	485,737
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)	3.539	%(b)	09/01/21	4,355	4,311,728
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)	2.439	%(b)	12/01/21	816	804,199
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.439	%(b)	03/01/20	3,610	3,526,958
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(d)	2.439	%(b)	04/01/20	1,139	1,104,603
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.439	%(b)	04/01/20	1,923	1,877,605
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(c)(d)	2.439	%(b)	05/01/20	5,552	5,426,741
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.439	%(b)	07/01/20	1,818	1,788,065
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.439	%(b)	08/01/20	2,029	1,987,978
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.439	%(b)	10/01/20	1,964	1,925,316
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(d)	2.439	%(b)	11/01/20	1,403	1,367,602
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A(d)	2.439	%(b)	01/01/21	4,666	4,525,907
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.633	%(b)	05/25/33	337	316,805
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.378	%(b)	06/25/34	747	696,565
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.483	%(b)	12/27/33	618	592,534
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.333	%(b)	07/25/32	276	264,315
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.708	%(b)	09/25/32	401	379,992
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.198	%(b)	02/25/34	675	619,940
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	2,037	2,029,956
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	2,379	2,377,286
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	4,200	4,227,486
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,850	1,823,172
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	845	829,239
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	4,837	4,793,856

					54,379,159

TOTAL ASSET-BACKED SECURITIES (cost $174,728,636)					173,930,702

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	254	254,111

Foods
ARAMARK Corp.	3.250%		02/24/21	469	467,666

Health Care & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,550	1,551,578

Media & Entertainment
Nielsen Finance LLC	2.691%		05/30/17	755	753,517

Retailers
Staples, Inc.	4.750%		02/02/22	980	977,025

Technology — 0.1%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,345	1,337,341
First Data Corp.	3.932%		03/23/18	916	913,075
First Data Corp.	4.432%		03/24/21	225	224,297
TransUnion LLC	3.500%		04/09/21	490	484,692
Western Digital Corp.	6.250%		04/30/23	1,095	1,080,971

					4,040,376

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	1,032	1,035,710

TOTAL BANK LOANS (cost $9,037,241)					9,079,983

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	171	171,978
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,410	1,182,117
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.935	%(b)	02/25/35	728	708,763
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.069	%(b)	03/25/35	258	236,677
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.757	%(b)	02/25/37	596	567,807
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1(e)	2.383	%(b)	11/25/24	2,506	2,518,424
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(e)	1.933	%(b)	02/25/25	682	682,361
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(e)	1.583	%(b)	05/25/25	4,741	4,736,973
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(e)	2.585	%(b)	09/25/28	1,480	1,481,633
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(e)	1.333	%(b)	10/25/27	8,250	8,225,339
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(e)	1.786	%(b)	04/25/28	2,395	2,399,345
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(e)	1.886	%(b)	07/25/28	3,738	3,734,725
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.725	%(b)	07/25/35	352	350,988
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	53	53,022
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.795	%(b)	02/25/34	291	287,262
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	72	72,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $27,584,181)					27,409,669

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	200	200,136
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557	%(b)	04/10/49	5,227	5,328,968
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.581	%(b)	04/10/49	110	109,420
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.705	%(b)	12/10/49	1,000	1,030,871
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,121,931
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,917,936
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,928,356
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	4,900	5,142,190
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(b)	12/11/49	6,000	6,100,876
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	899	908,059
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,007,038
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,752,818
Commercial Mortgage Trust, Series 2014-CCRE20, Class A3	3.326%		11/10/47	5,000	5,233,869
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,783,547
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,959,504
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,373,440
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,353,614
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,150,399
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555	%(b)	09/10/35	1,100	1,170,416
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,732,741
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	6,500	6,871,577
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(b)	11/25/25	3,900	4,072,079
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,700,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,062,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.451	%(b)	05/25/22	24,847	1,814,625
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.490	%(b)	06/25/22	7,032	521,333
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,800	6,283,219
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,633,409
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2	3.241%		09/25/24	8,200	8,821,800
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	7,520	8,040,375
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	5,615	6,060,605
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.546	%(b)	08/25/16	5,254	10,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.765	%(b)	05/25/19	18,888	870,941
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.698	%(b)	07/25/19	20,265	910,464

FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	2,500	2,651,731
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,080,974
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	6,098,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,471,865
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	6,051,689
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,423	1,447,839
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,728,991
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	4,017,148
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,048	2,108,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,421,833
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761	%(b)	05/12/39	930	929,064
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.947	%(b)	06/12/46	142	142,063
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,505	1,517,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,532,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,255,577
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	429	428,998
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	133	132,966
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,734,452
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,989,000
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,845,618
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	4,500	4,565,398
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,308	1,344,041
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	6,000	6,232,367

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $166,043,370)					168,708,478

CORPORATE BONDS — 10.2%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24	1,500	1,651,070
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	46	80,895
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	84	153,875
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,055,892
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16	465	467,903
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	388,330

					4,797,965

Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	3,194	3,114,233
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	38	38,705
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	569	641,785
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	628	662,963
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	632	651,335
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	288	331,556
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	445	468,879
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	889	949,247

					6,858,703

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	1,355	1,359,436
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	295	306,975
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,091,860
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(a)	4.389%		01/08/26	1,345	1,424,528
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,489,919
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	836,296
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.850%		01/15/21	4,705	4,843,191
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	456,829
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	733,769

					13,542,803

Banks — 2.9%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	2,310	2,339,469
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,570	2,692,992
Bank of America Corp., Jr. Sub. Notes	6.300	%(b)	12/31/49	445	458,350
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	07/29/49	2,200	2,153,250
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,155	2,474,485
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,136,113
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	780	786,554
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	975	1,022,735
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,046,473
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	200	221,978
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	876,344
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,804,532
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	3,880	3,997,133
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	2,003,034
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	962,438
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	497,728
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,560,299
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,560	4,692,090
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/29/49	2,205	2,110,185
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(b)	12/29/49	1,375	1,378,396
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.700%		01/12/26	2,440	2,503,972
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,900	1,989,678

Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,015,824
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	2,450	2,682,167
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,050,315
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	1,977,269
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,271,694
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	974,860
Discover Bank, Sub. Notes	7.000%		04/15/20	570	648,146
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/29/49	2,215	2,142,791
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,138,249
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		02/25/26	1,010	1,035,830
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,313,159
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,176,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	335,701
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,227,678
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	124,221
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,089,502
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,127,490
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/29/49	1,275	1,299,238
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,000,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,171,661
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,871,455
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	543,566
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		02/06/12	1,715	123,823
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18	700	52,360
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,109,240
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,011,991
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	21,258
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	07/29/49	840	793,800
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	940	979,447
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,602,462
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,345	1,387,611
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	1,290	1,472,205
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	105	114,716
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,574,567
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.375%		07/24/42	780	1,022,593
Morgan Stanley, Sub. Notes, GMTN(a)	4.350%		09/08/26	3,825	3,936,235
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	808,000
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,793,525
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	2,110	2,117,796
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	457,703
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	515	519,851
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	284,547
Royal Bank of Canada (Canada), Covered Notes(a)	2.100%		10/14/20	810	814,166
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,229,717
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,149,637

					110,302,760

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	855	924,002
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	225	251,452
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,899,821
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	378,104
Constellation Brands, Inc., Gtd. Notes(a)	4.250%		05/01/23	1,400	1,431,500

					4,884,879

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,640	1,809,816
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.500%		02/01/25	1,460	1,539,869
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%		12/01/41	185	224,375

					3,574,060

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(g)	5.375%		11/15/24	1,400	1,421,000
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	785,407

					2,206,407

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	780	765,442
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%		06/15/21	1,500	1,597,500
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	585	538,124
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	45	45,025
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	347	525,464
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	1,185	1,058,628
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	1,000	1,068,352
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400%		07/15/44	235	218,157
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	345	354,707
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	1,135	1,185,364
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	460	560,531

					7,917,294

Commercial Services
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	1,000	1,046,250

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%		02/09/45	890	803,808
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	3,925	3,950,626
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	735	747,342
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	605	602,345

					6,104,121

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	771,125
American Express Co., Jr. Sub. Notes	5.200	%(b)	05/29/49	605	572,481
American Express Co., Sr. Unsec’d. Notes(a)	2.650%		12/02/22	1,128	1,124,459
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	353,044
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,290,500
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,560	1,571,962
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	891,323
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	766	784,721
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	3,270	3,552,505
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	375	375,938
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	498,901
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.450%		06/15/18	240	257,100
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	822,453
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	475	482,327
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,675,441

					16,024,280

Diversified Manufacturing
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,300	1,298,375

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	178,121
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	723,657
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	310	383,788
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	1,245	1,256,767
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	801,595
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	220	262,463
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	3,210	3,282,450
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	550	712,874
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	588,241
Dynegy, Inc., Gtd. Notes(a)	6.750%	11/01/19	455	452,725
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22	345	319,125
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	816,145
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	615	664,950
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,425	1,471,590
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	355	370,009
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	295	381,964
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	145	162,043
Nevada Power Co., Gen. Ref. Mtge.	6.500%	05/15/18	1,260	1,388,713
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	666,927
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	390,831
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	156,757
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	672,939
Southern California Edison Co., First Mortgage	3.600%	02/01/45	860	825,276
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	527,455
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	207,239

				17,664,644

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(c)(g)	5.250%	06/27/29	740	308,950

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	1,000	1,027,500

Food
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	815	898,840
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	735	735,000

				1,633,840

Food & Beverage
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	930	1,080,290

Food Service
Aramark Services, Inc., Gtd. Notes, 144A	5.125%	01/15/24	275	289,781

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(g)	5.400%	11/01/20	290	323,963
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,732,320
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	573,870

				2,630,153

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	65,071

Healthcare-Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	1,025	1,091,220
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	3,205	3,420,828
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,355	1,466,959
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,963,755

					10,942,762

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	654,314
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,804,452
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	384,982
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	356,571
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	1,100	1,108,250
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	754,092
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	785,624
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.125%		10/15/20	1,665	1,698,300
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	571,997
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%		03/15/24	1,100	1,125,437
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	412,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	192,613
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	444,300
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,561,820
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	724,387
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	206,473
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	578,781

					17,364,393

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	461,250

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	795	831,605
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,840,752

					2,672,357

Insurance — 0.8%
ACE INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	945	986,574
ACE INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	141,675
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	576,889
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	164,575
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,980	1,867,393
Aon Corp., Gtd. Notes	3.125%		05/27/16	2,655	2,664,160
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,121,248
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,517,224
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(b)	04/15/37	1,300	1,131,000
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	844,639
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	425,952
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,030,513
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,433,712
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	859,961
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	722,993

Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	201,442
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	974,131
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	501,435
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,030,385
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	865,855
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(b)	10/16/44	1,925	2,054,938
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	454,788
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	765,265
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,313,147
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	130,262
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	701,006
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	689,579
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,866,473
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		08/25/45	885	958,514
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	386,574
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	511,183

					31,893,485

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,065,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	592,448
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	990,588
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,056,603
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	490,093

					6,194,732

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(a)	7.875%		12/01/17	1,255	1,349,125
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	625	646,094
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,360,118

					3,355,337

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	606,249
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	112,049
AMC Networks, Inc., Gtd. Notes(a)	5.000%		04/01/24	1,520	1,525,700
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,057,500
CBS Corp., Gtd. Notes	4.850%		07/01/42	155	149,582
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	880	895,400
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	875	965,964
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,050	1,168,362
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	280	302,166
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	360,530
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	705,908
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	673,765
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,357,018
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,782,562
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	240,962
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,693,404
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	114,880

Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/27/42	50	40,096
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	166,593
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.850%		09/01/43	425	408,655
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,076,400

					15,403,745

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	935,922
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	1,135	1,144,931
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45	530	469,838
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	425	444,183

					2,994,874

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,223,075
General Electric Co., Gtd. Notes, GMTN	6.000%		08/07/19	264	304,359
General Electric Co., Gtd. Notes, GMTN	6.875%		01/10/39	650	941,198
General Electric Co., Gtd. Notes, MTN	5.875%		01/14/38	298	388,265
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	190	200,374
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	312,550

					3,369,821

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(h)	10/10/36	2,000	743,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	324,529
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	885	903,510
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%		06/15/45	275	205,251
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	125	97,900
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%		12/15/25	550	530,881
Devon Financing Corp. LLC, Gtd. Notes(a)	7.875%		09/30/31	1,700	1,666,981
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	945,120
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	1,995	2,007,770
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	1,070	907,897
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	499,031
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,608,750
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	613,719
Shell International Finance BV (Netherlands), Gtd. Notes(a)	3.250%		05/11/25	2,880	2,907,176

					13,961,515

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,349,829
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	2,937,263

					5,287,092

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes(a)	4.375%		12/15/20	630	655,594
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%		01/15/23	1,100	1,122,000
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	859,327

					2,636,921

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,233,418
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	1,984,507
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	1,040,743
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,810	1,864,861

Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	435	457,492
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	445	498,594
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%	03/01/36	320	332,736
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	650	682,451
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%	02/10/25	420	429,947
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,380	1,404,332
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	425	425,306
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,325	1,517,689
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	76,410
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	120	112,851

				12,061,337

Pipelines — 0.1%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	717	617,003
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.650%	06/01/21	675	648,601
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	250	197,937
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	820	636,286
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	1,345	1,342,545
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	533,840
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,232,945
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	134,879

				5,344,036

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	83,471

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	839,610
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	715,503
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	297,969
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	243,018

				2,096,100

Restaurants — 0.1%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,774,952

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	650	724,730
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45	820	949,660
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	265,650
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000%	04/01/26	730	766,335
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	839,713
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,450	1,579,659
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	509,794
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	370,174
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,464,375
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	378,415

				7,848,505

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,454,652

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750%	03/15/23	1,500	1,586,250

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,650	1,676,894

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	2,210	2,284,090
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.375%	02/12/22	3,085	3,178,241
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,380	1,449,131
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	967,578

				9,555,934

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	480	566,781
AT&T Corp., Gtd. Notes	8.250%	11/15/31	7	9,591
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,468,107
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	424,022
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.750%	05/15/46	875	853,525
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	1,000	973,519
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	860	866,839
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	856,944
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	625,230
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(g)	7.082%	06/01/16	325	327,089
Embarq Corp., Sr. Unsec’d. Notes (original cost $221,984; purchased 05/12/06)(c)(g)	7.995%	06/01/36	222	214,328
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	2,025	2,028,445
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,056	1,973,760
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%	08/21/46	1,256	1,324,478
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	3,137,097
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,585,945

				21,235,700

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	896,959
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	880,476
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(g)	6.375%	10/15/17	1,302	1,390,927
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(g)	6.700%	06/01/34	420	518,236
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(g)	7.000%	10/15/37	380	484,682
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	118,019

				4,289,299

TOTAL CORPORATE BONDS (cost $375,069,345)				388,126,646

FOREIGN AGENCIES — 0.6%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	3.150%	07/24/24	800	837,175
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	662,738
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.625%	06/15/21	1,230	1,235,681
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	449,829
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,054,388
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,723,658
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,157,217
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,665	1,658,840
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,110	1,151,625

Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	409,500
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,052,810
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,623,791
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,255,209
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	682,373
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	3,100	3,108,503

TOTAL FOREIGN AGENCIES (cost $21,817,667)				22,063,337

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,876,677
State of California, GO, BABs	7.300%	10/01/39	1,270	1,858,175
State of California, GO, BABs	7.500%	04/01/34	475	691,548
State of California, GO, BABs	7.550%	04/01/39	245	374,206
State of California, GO, BABs	7.625%	03/01/40	215	328,769

				5,129,375

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	937,312

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,357,973

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,601,982

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,425,382

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	538,665
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	353,217

				891,882

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	587,142

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	687,181

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,332,400

TOTAL MUNICIPAL BONDS (cost $10,338,832)				13,950,629

SOVEREIGN BONDS — 0.4%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	1,475	1,482,375
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.375%		07/12/21	500	521,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	580	601,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,120	1,205,908
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	1,262,337
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	950	1,066,858
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	3.625%		03/15/22	700	722,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,003,485
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	600	616,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	515	540,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	683,550
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,620	1,631,358
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	400	488,050
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	209,322
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,935,446

TOTAL SOVEREIGN BONDS (cost $13,593,126)					13,971,689

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Federal Home Loan Banks	5.500%		07/15/36	1,080	1,487,865
Federal Home Loan Mortgage Corp.	2.375	%(b)	06/01/36	429	451,908
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000	1,026,545
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	903	929,537
Federal Home Loan Mortgage Corp.	2.598	%(b)	12/01/35	284	297,769
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,000	1,045,391
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,000	2,047,812
Federal Home Loan Mortgage Corp.	3.000%		TBA	4,500	4,597,910
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/45	11,672	12,039,567
Federal Home Loan Mortgage Corp.	3.500%		TBA	6,500	6,791,750
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,500	10,990,976
Federal Home Loan Mortgage Corp.	3.500%		12/01/25 - 06/01/42	2,950	3,129,369
Federal Home Loan Mortgage Corp.	4.000%		TBA	11,500	12,273,554
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	4,211	4,501,747
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	11,385	12,379,852
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 06/01/39	2,958	3,222,409

Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	3,153	3,521,332
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,594	1,815,212
Federal Home Loan Mortgage Corp.	7.000%		01/01/31 - 10/01/32	232	267,396
Federal National Mortgage Assoc.	2.049	%(b)	07/01/33	268	281,395
Federal National Mortgage Assoc.	2.060	%(b)	06/01/37	138	138,604
Federal National Mortgage Assoc.	2.500%		TBA	35,250	36,186,328
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	3,572	3,635,371
Federal National Mortgage Assoc.	3.000%		TBA	5,500	5,630,195
Federal National Mortgage Assoc.	3.000%		02/01/27 - 07/01/43	21,611	22,288,637
Federal National Mortgage Assoc.	3.500%		TBA	14,000	14,678,672
Federal National Mortgage Assoc.	3.500%		TBA	46,000	48,149,064
Federal National Mortgage Assoc.	3.500%		07/01/27 - 07/01/43	39,882	41,957,473
Federal National Mortgage Assoc.	4.000%		04/13/16 - 09/01/44	26,735	28,580,795
Federal National Mortgage Assoc.	4.500%		11/01/18 - 05/01/44	9,087	9,939,436
Federal National Mortgage Assoc.	5.000%		TBA	6,000	6,637,500
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	3,213	3,558,202
Federal National Mortgage Assoc.	5.500%		12/01/16 - 08/01/37	4,795	5,398,385
Federal National Mortgage Assoc.	6.000%		09/01/17 - 05/01/38	4,345	4,979,917
Federal National Mortgage Assoc.	6.250%		05/15/29	1,415	2,018,100
Federal National Mortgage Assoc.	6.500%		07/01/17 - 09/01/37	1,570	1,814,657
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	178	205,293
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,611
Federal National Mortgage Assoc., Notes(i)	7.125%		01/15/30	3,270	5,005,948
Financing Corp., Strips Principal, Series A-P	1.282	%(h)	10/06/17	351	346,661
Financing Corp., Strips Principal, Series B-P	1.282	%(h)	10/06/17	555	547,828
Financing Corp., Strips Principal, Series D-P	1.668	%(h)	09/26/19	1,491	1,428,852
Government National Mortgage Assoc.	3.000%		TBA	4,000	4,143,516
Government National Mortgage Assoc.	3.000%		03/15/45 - 08/20/45	10,158	10,531,631
Government National Mortgage Assoc.	3.500%		TBA	39,000	41,218,125
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	3,517	3,722,294
Government National Mortgage Assoc.	4.000%		TBA	5,000	5,336,133
Government National Mortgage Assoc.(j)	4.000%		TBA	6,000	6,413,672
Government National Mortgage Assoc.	4.000%		06/15/40 - 08/20/45	1,974	2,118,231
Government National Mortgage Assoc.	4.500%		TBA	3,250	3,489,180
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,174,062
Government National Mortgage Assoc.	4.500%		04/15/40 - 02/20/41	6,693	7,289,797
Government National Mortgage Assoc.	5.000%		10/20/37	374	411,239

Government National Mortgage Assoc.	5.500%		11/15/32 - 02/15/36	2,028	2,303,305
Government National Mortgage Assoc.	6.000%		02/15/33 - 10/15/34	1,058	1,214,378
Government National Mortgage Assoc.	6.500%		10/15/23 - 07/15/35	1,243	1,450,097
Government National Mortgage Assoc.	8.000%		01/15/24 - 04/15/25	35	39,075
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	5,702,853
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.633	%(h)	11/01/24	100	81,714
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%		12/04/23	250	309,353
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	655	817,309
Residual Funding Corp. Principal Strip, Bonds	1.657	%(h)	10/15/20	1,105	1,029,229
Residual Funding Corp. Principal Strip, Bonds	1.798	%(h)	07/15/20	205	192,063
Residual Funding Corp. Principal Strip, Bonds	1.825	%(h)	10/15/19	1,535	1,465,088
Residual Funding Corp. Principal Strip, Bonds	3.001	%(h)	04/15/30	1,750	1,182,225
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	2,045	3,009,896
Ukraine Government AID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	5,045	5,132,506

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $429,288,928)					437,020,796

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds	2.500%		02/15/45	4,500	4,387,851
U.S. Treasury Bonds(k)	2.750%		11/15/42	4,635	4,778,578
U.S. Treasury Bonds	2.875%		05/15/43	245	258,159
U.S. Treasury Bonds	3.000%		11/15/45	4,110	4,437,033
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	5,593	6,659,971
U.S. Treasury Notes	0.750%		10/31/17	710	710,250
U.S. Treasury Notes	1.375%		08/31/20	480	484,537
U.S. Treasury Notes(a)	1.500%		02/28/23	2,985	2,976,723
U.S. Treasury Notes(a)	1.625%		02/15/26	2,700	2,660,766
U.S. Treasury Notes	1.750%		05/15/22	2,000	2,033,672
U.S. Treasury Notes	2.125%		12/31/22 - 05/15/25	6,280	6,483,933
U.S. Treasury Strips Coupon	2.184	%(h)	02/15/28	5,465	4,239,457
U.S. Treasury Strips Coupon	2.241	%(h)	05/15/28	2,735	2,105,045
U.S. Treasury Strips Coupon	2.280	%(h)	02/15/29	2,735	2,061,266
U.S. Treasury Strips Coupon	2.384	%(h)	05/15/29	5,640	4,228,139
U.S. Treasury Strips Coupon(a)	2.752	%(h)	08/15/30	5,005	3,610,982
U.S. Treasury Strips Coupon	2.972	%(h)	02/15/37	5,955	3,493,388
U.S. Treasury Strips Principal(k)	2.413	%(h)	05/15/43	4,125	1,982,483
U.S. Treasury Strips Principal	2.870	%(h)	05/15/45	2,185	980,064
U.S. Treasury Strips Principal	3.627	%(h)	05/15/44	2,525	1,173,850

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,358,699)					59,746,147

TOTAL LONG-TERM INVESTMENTS (cost $3,190,194,735)					3,653,690,320

SHORT-TERM INVESTMENTS — 12.7%

				Shares
AFFILIATED MUTUAL FUNDS — 12.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $135,813,547)(l)				13,824,394	128,290,372

Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $351,646,787; includes $167,413,669 of cash collateral for securities on loan)(l)(m)				351,646,787	351,646,787

TOTAL AFFILIATED MUTUAL FUNDS (cost $487,460,334)					479,937,159

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	202,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	101,100	1,978

TOTAL OPTIONS PURCHASED (cost $110,704)					1,978

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Bills (cost $99,940)(i)	0.290	%(n)	06/16/16	100	99,960

TOTAL SHORT-TERM INVESTMENTS (cost $487,670,978)					480,039,097

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.1% (cost $3,677,865,713)					4,133,729,417

			Counterparty	Notional Amount (000)#
OPTION WRITTEN*
Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $62,682)			Barclays Capital Group	303,300	(8)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.1% (cost $3,677,803,031)					4,133,729,409
Liabilities in excess of other assets(o) — (9.1)%					(343,476,700)

NET ASSETS — 100.0%					$3,790,252,709

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,152,426; cash collateral of $167,413,669 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $19,108,350 and 0.5% of net assets.
(e)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(g)	Indicates a restricted security; the aggregate original cost of the restricted securities is $5,218,882. The aggregate value of $4,989,175 is approximately 0.1% of net assets.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $6,000,000 is approximately 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Rate quoted represents yield-to-maturity as of purchase date.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
514	2 Year U.S. Treasury Notes	Jun. 2016	$112,183,883	$112,437,500	$253,617
505	5 Year U.S. Treasury Notes	Jun. 2016	60,886,064	61,187,852	301,788
655	10 Year U.S. Treasury Notes	Jun. 2016	84,567,559	85,405,859	838,300
2	ASX SPI 200 Index	Jun. 2016	195,115	194,167	(948)
21	MSCI EAFE Index Mini	Jun. 2016	1,713,043	1,706,775	(6,268)
554	U.S. Ultra Bonds	Jun. 2016	95,506,129	95,582,312	76,183

					1,462,672

	Short Position:
563	U.S. Long Bonds	Jun. 2016	93,057,410	92,578,312	479,098

					$1,941,770

(1)	A U.S. Treasury Obligation with a market value of $99,960 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $306,174 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC swap agreement:
3,158	05/17/18	0.989%	3 Month LIBOR(1)	$(17,537)	$—	$(17,537)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,190	09/04/20	1.585%	3 Month LIBOR(1)	$203	$(267,886)	$(268,089)
42,500	01/06/21	1.750%	3 Month LIBOR(2)	322	1,178,194	1,177,872
24,740	05/31/22	2.200%	3 Month LIBOR(1)	(50,182)	(1,314,116)	(1,263,934)
9,730	05/31/22	2.217%	3 Month LIBOR(1)	202	(526,672)	(526,874)
26,415	11/30/22	1.850%	3 Month LIBOR(1)	293	(829,049)	(829,342)
8,160	11/30/22	1.982%	3 Month LIBOR(1)	194	(326,034)	(326,228)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	204	(404,919)	(405,123)

Interest rate swap agreements outstanding at March 31, 2016 (Continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
34,470	01/08/26	2.210%	3 Month LIBOR(1)	$349	$(1,847,196)	$(1,847,545)

				$(48,415)	$(4,337,678)	$(4,289,263)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(275,573)	$693,701

U.S. Treasury Obligations with a combined market value of $4,884,415 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$9,224	$—	$9,224
Deutsche Bank AG	06/11/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(637)	—	(637)
Deutsche Bank AG	06/11/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	15,964	—	15,964

Total return swap agreements outstanding at March 31, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
Deutsche Bank AG	06/11/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(5,258)	$—	$(5,258)

				$19,293	$—	$19,293

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,201,297,423	$134,972,973	$—
Exchange Traded Fund	1,802,452	—	—
Preferred Stocks	578,380	1,031,016	—
Asset-Backed Securities
Collateralized Debt Obligation	—	342,628	—
Collateralized Loan Obligations	—	60,175,156	—
Non-Residential Mortgage-Backed Securities	—	59,033,759	—
Residential Mortgage-Backed Securities	—	35,270,809	19,108,350
Bank Loans	—	9,079,983	—
Collateralized Mortgage Obligations	—	27,409,669	—
Commercial Mortgage-Backed Securities	—	168,708,478	—
Corporate Bonds	—	388,126,646	—
Foreign Agencies	—	22,063,337	—
Municipal Bonds	—	13,950,629	—
Sovereign Bonds	—	13,971,689	—
U.S. Government Agency Obligations	—	437,020,796	—
U.S. Treasury Obligations	—	59,746,147	—
Affiliated Mutual Funds	479,937,159	—	—
Options Purchased	—	1,978	—
U.S. Treasury Obligation	—	99,960	—
Option Written	—	(8)	—
Other Financial Instruments*
Futures Contracts	1,941,770	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,289,263)	—
OTC Interest Rate Swap Agreements	—	(17,537)	—
Centrally Cleared Credit Default Swap Agreements	—	693,701	—
OTC Total Return Swap Agreements	—	19,293	—

Total	$2,685,557,184	$1,427,411,839	$19,108,350

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of March 31, 2016 categorized by risk exposure:

Derivative Fair Value at 3/31/16
Credit contracts	$693,701
Equity contracts	(7,216)
Interest rate contracts	(2,336,551)

Total	$(1,650,066)

Global Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Australia — 1.4%
AGL Energy Ltd.	60,000	$844,754
Arrium Ltd.*	894,400	15,122
Asaleo Care Ltd.	733,400	1,021,582
Ausdrill Ltd.*	123,200	45,631
Bendigo & Adelaide Bank Ltd.	93,400	633,862
Bradken Ltd.*	98,900	45,802
Challenger Ltd.	150,800	967,727
CSR Ltd.	573,300	1,446,425
Downer EDI Ltd.	182,200	536,074
Lend Lease Group	114,600	1,216,602
Macquarie Group Ltd.	54,131	2,739,787
Metcash Ltd.*(a)	276,300	367,771
Mineral Resources Ltd.	49,900	229,138
Myer Holdings Ltd.	971,300	874,702
National Australia Bank Ltd.	33,588	674,410
Primary Health Care Ltd.(a)	139,400	399,349
Qantas Airways Ltd.*	387,619	1,209,895

		13,268,633

Austria — 0.2%
OMV AG	36,200	1,016,436
Voestalpine AG	34,900	1,164,035

		2,180,471

Belgium — 0.3%
AGFA-Gevaert NV*	86,100	383,033
Delhaize Group	21,500	2,240,753

		2,623,786

Canada — 1.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	78,705	3,502,713
Brookfield Asset Management, Inc. (Class A Stock)	132,424	4,607,031
Canadian Natural Resources Ltd.(a)	131,850	3,559,950
Canadian Pacific Railway Ltd.	27,500	3,648,975
Suncor Energy, Inc.	84,278	2,347,130

		17,665,799

China — 1.2%
Baidu, Inc., ADR*	11,599	2,214,017
China Overseas Land & Investment Ltd.	976,000	3,091,161
Lenovo Group Ltd.	802,000	625,059
NetEase, Inc., ADR	18,656	2,678,629
Shougang Fushan Resources Group Ltd.	983,000	124,379
Tencent Holdings Ltd.	135,400	2,768,167
Universal Health International Group Holding Ltd.	2,473,000	271,434

		11,772,846

Denmark — 0.5%
Novo Nordisk A/S (Class B Stock)	70,751	3,831,421
TDC A/S	161,500	789,339

		4,620,760

Finland — 0.8%
Kone OYJ (Class B Stock)	53,563	2,578,037
Sampo OYJ (Class A Stock)	69,579	3,295,579
Tieto OYJ	25,300	659,200
UPM-Kymmene OYJ	57,300	1,035,963

		7,568,779

France — 4.5%
Alstom SA*	26,800	683,954
Arkema SA	10,300	771,653
AXA SA	46,300	1,085,678
BNP Paribas SA	16,000	803,851
Cap Gemini SA	51,879	4,866,490
Cie Generale des Etablissements Michelin	12,000	1,226,026
CNP Assurances	46,700	727,243
Credit Agricole SA	78,500	848,891
Electricite de France SA(a)	61,800	691,896
Engie SA	35,200	545,376
JCDecaux SA	66,965	2,930,873
Orange SA	79,900	1,395,290
Renault SA	12,300	1,222,346
Safran SA	38,280	2,671,949
Sanofi	42,300	3,400,750
SCOR SE	22,000	775,632
Societe Generale SA	26,500	979,230
Thales SA	5,600	489,356
Total SA	122,114	5,556,363
Total SA, ADR	59,500	2,702,490
Valeo SA	29,137	4,530,771
Vinci SA	45,845	3,402,810

		42,308,918

Germany — 2.8%
Allianz SE	9,800	1,591,573
Aurubis AG	14,200	705,606
BASF SE	13,500	1,015,142
Bayer AG	17,300	2,027,224
Bayerische Motoren Werke AG	39,646	3,639,740
Continental AG	14,550	3,300,091
Daimler AG	34,500	2,640,381
Deutsche Bank AG	27,100	460,083
Deutsche Lufthansa AG*	54,200	874,758
E.ON SE	46,000	439,852
Evonik Industries AG	36,500	1,091,618
Hannover Rueck SE	6,900	801,936
Metro AG	39,500	1,221,872
Muenchener Rueckversicherungs AG	6,800	1,380,024
Rational AG	2,611	1,395,624
Rheinmetall AG	13,300	1,060,520
Stada Arzneimittel AG	21,000	831,529
Volkswagen AG	7,400	1,075,033
Wincor Nixdorf AG*	13,000	721,146

		26,273,752

Hong Kong — 0.9%
AIA Group Ltd.	606,600	3,447,929
China Resources Cement Holdings Ltd.	1,173,000	359,053
Huabao International Holdings Ltd.*	1,045,000	394,568
Kingboard Chemical Holdings Ltd.	216,000	372,585
Lee & Man Paper Manufacturing Ltd.	1,804,000	1,234,070
PCCW Ltd.	508,300	329,232
Singamas Container Holdings Ltd.	2,676,000	290,365
Skyworth Digital Holdings Ltd.	1,072,000	664,562
Television Broadcasts Ltd.	123,300	443,775
Yue Yuen Industrial Holdings Ltd.	220,500	758,085

		8,294,224

India — 0.8%
HDFC Bank Ltd., ADR	84,543	5,210,385
Tata Motors Ltd., ADR*	82,839	2,406,473

		7,616,858

Ireland — 1.2%
Experian PLC	163,619	2,920,502
Ryanair Holdings PLC, ADR	49,677	4,263,280
Smurfit Kappa Group PLC	35,200	905,469
XL Group PLC	95,652	3,519,994

		11,609,245

Israel — 0.8%
Bank Hapoalim BM	200,200	1,039,204
Elbit Systems Ltd.	7,700	723,913
Teva Pharmaceutical Industries Ltd.	16,300	876,677
Teva Pharmaceutical Industries Ltd., ADR	84,376	4,514,960

		7,154,754

Italy — 0.6%
Astaldi SpA(a)	62,200	287,485
Enel SpA	302,800	1,342,382
Intesa Sanpaolo SpA	1,016,091	2,809,514
Mediobanca SpA	115,000	827,033

		5,266,414

Japan — 8.0%
Aisan Industry Co. Ltd.	123,200	968,370
Alpine Electronics, Inc.	51,500	575,889
Aoyama Trading Co. Ltd.	11,800	452,852
Aozora Bank Ltd.(a)	231,000	806,296
Asahi Kasei Corp.	76,000	513,282
Bank of Yokohama Ltd. (The)(b)	121,000	544,317
Calsonic Kansei Corp.	105,000	780,188
Daihatsu Motor Co. Ltd.	60,500	852,046
Daikin Industries Ltd.(a)	43,500	3,248,779
Enplas Corp.	18,500	684,901
Fuji Heavy Industries Ltd.	90,974	3,212,587
Fujikura Ltd.	254,000	1,193,934
Fujitec Co. Ltd.	77,100	785,432
Heiwa Corp.	34,800	721,391
Hogy Medical Co. Ltd.	4,800	257,587
Hoya Corp.	75,300	2,862,201
Isuzu Motors Ltd.	64,500	665,316
ITOCHU Corp.	76,300	937,638
Japan Airlines Co. Ltd.(a)	28,000	1,026,479
JX Holdings, Inc.	10,900	41,969
Kaneka Corp.	71,000	607,961
Kao Corp.	57,500	3,066,012
KDDI Corp.	38,600	1,029,878
Keihin Corp.	54,300	811,659
Keyence Corp.	5,300	2,890,473
Komori Corp.	62,700	729,282
Konica Minolta, Inc.	129,600	1,099,216
Kureha Corp.	255,000	808,902
KYORIN Holdings, Inc.	37,400	712,157
Kyowa Exeo Corp.	66,900	742,478

Makita Corp.	42,300	2,621,960
Marubeni Corp.	109,700	555,017
Mitsubishi Corp.	50,200	849,458
Mitsubishi Gas Chemical Co., Inc.	268,000	1,439,306
Mitsubishi UFJ Financial Group, Inc.	243,500	1,128,283
Mitsui & Co. Ltd.	2,300	26,447
Mizuho Financial Group, Inc.	597,700	890,742
Murata Manufacturing Co. Ltd.	19,400	2,340,936
Nippon Prologis REIT, Inc.	1,002	2,240,377
Nippon Telegraph & Telephone Corp.	66,200	2,859,675
Nishi-Nippon City Bank Ltd. (The)	243,000	429,160
Nissan Motor Co. Ltd.	140,100	1,295,259
Nisshinbo Holdings, Inc.	81,000	858,973
Nitori Holdings Co. Ltd.	27,600	2,525,403
NTT DOCOMO, Inc.	39,300	893,345
ORIX Corp.	236,700	3,371,369
Resona Holdings, Inc.	416,800	1,486,114
Ricoh Co. Ltd.	66,500	676,846
Sankyu, Inc.	151,000	688,980
Sawai Pharmaceutical Co. Ltd.	8,800	550,682
Seino Holdings Co. Ltd.	52,600	565,880
Shimachu Co. Ltd.	30,700	732,393
Shimano, Inc.	19,900	3,120,855
SKY Perfect JSAT Holdings, Inc.	151,000	878,487
SMC Corp.	6,000	1,390,369
Sumitomo Corp.	84,300	836,505
Sumitomo Metal Mining Co. Ltd.	44,400	439,291
Sumitomo Mitsui Financial Group, Inc.	55,900	1,696,994
Toagosei Co. Ltd.	73,500	611,608
Toho Holdings Co. Ltd.	51,600	1,102,837
Towa Pharmaceutical Co. Ltd.	9,400	385,097
Toyo Tire & Rubber Co. Ltd.	35,200	525,946
Toyoda Gosei Co. Ltd.	33,200	640,277
Tsubakimoto Chain Co.	85,000	526,024
Tsumura & Co.	21,600	518,121
Yokohama Rubber Co. Ltd. (The)	45,000	739,745

		76,068,233

Liechtenstein
Verwaltungs-und Privat-Bank AG	1,765	167,588

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV	1,052,200	2,490,861

Netherlands — 3.0%
Aegon NV	95,000	522,101
ING Groep NV, CVA	58,400	698,864
Koninklijke Ahold NV	54,100	1,215,159
NN Group NV	57,700	1,883,603
NXP Semiconductors NV*	169,530	13,743,797
Royal Dutch Shell PLC (Class A Stock), ADR	116,200	5,629,890
Royal Dutch Shell PLC (Class A Stock)	106,420	2,578,952
Royal Dutch Shell PLC (Class B Stock)	101,400	2,467,538

		28,739,904

New Zealand — 0.3%
Air New Zealand Ltd.	606,600	1,199,298
Fletcher Building Ltd.	117,200	638,869
Spark New Zealand Ltd.	347,700	876,530

		2,714,697

Norway — 0.3%
DNB ASA	50,500	596,319
Fred Olsen Energy ASA*	17,100	57,655
Salmar ASA	43,100	1,055,979
Statoil ASA	37,300	582,565
Yara International ASA	23,200	870,923

		3,163,441

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,355,645
Wilmar International Ltd.	222,100	553,841

		1,909,486

South Africa — 0.4%
Bidvest Group Ltd. (The)	88,911	2,243,765
Discovery Ltd.	114,018	937,314
Mondi PLC	30,200	577,520

		3,758,599

South Korea — 0.4%
Samsung Electronics Co. Ltd.	3,067	3,519,711

Spain — 0.8%
Amadeus IT Holding SA (Class A Stock)	63,943	2,734,460
Banco Santander SA	94,600	415,473
Distribuidora Internacional de Alimentacion SA	20,100	104,149
Ebro Foods SA(a)	12,100	263,721
Gas Natural SDG SA	55,000	1,110,381
Iberdrola SA	150,200	999,877
Mapfre SA	555,700	1,195,975
Repsol SA	57,200	643,155

		7,467,191

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	91,667	2,300,599
Boliden AB	60,800	969,863
Hexagon AB (Class B Stock)	67,632	2,628,543
Nordea Bank AB	128,400	1,231,601
Swedbank AB (Class A Stock)	40,800	876,242
Telefonaktiebolaget LM Ericsson (Class B Stock)	127,200	1,273,616
TeliaSonera AB	250,200	1,296,431

		10,576,895

Switzerland — 3.3%
Actelion Ltd.*	29,061	4,337,058
Aryzta AG	5,300	219,024
Baloise Holding AG	12,700	1,612,041
Bucher Industries AG	5,600	1,359,637
Cembra Money Bank AG	18,100	1,263,360
Credit Suisse Group AG*	113,100	1,597,193
Georg Fischer AG	1,300	1,049,828
Helvetia Holding AG	1,400	799,997
OC Oerlikon Corp. AG*	59,500	613,655
Partners Group Holding AG	9,429	3,788,091
SGS SA	319	673,592
Swiss Life Holding AG*	7,800	2,069,869
Swiss Re AG	31,800	2,936,401
TE Connectivity Ltd.	41,200	2,551,104
UBS Group AG	47,400	762,478
Wolseley PLC	65,030	3,670,872
Zurich Insurance Group AG*	6,700	1,553,806

		30,858,006

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,022,000	5,097,566

United Kingdom — 6.4%
3i Group PLC	120,600	788,571
ARM Holdings PLC	84,057	1,223,975
AstraZeneca PLC	15,900	887,723
Aviva PLC	129,800	847,519
BAE Systems PLC	344,400	2,512,143
Barclays PLC	410,800	881,821
Barratt Developments PLC	109,300	877,458
Beazley PLC	129,500	667,288
Bellway PLC	25,400	955,449
Berkeley Group Holdings PLC	20,500	945,229
Bovis Homes Group PLC	66,300	885,178
BP PLC	317,500	1,588,563
BT Group PLC	100,400	633,939
Carillion PLC	145,900	615,908
Centrica PLC	220,400	720,014
Compass Group PLC	282,008	4,971,330
Crest Nicholson Holdings PLC	143,814	1,159,379
CYBG PLC*	8,397	25,361
Debenhams PLC	301,400	325,201
easyJet PLC	25,500	555,001
GlaxoSmithKline PLC	52,400	1,060,743
Go-Ahead Group PLC	1,800	68,126
Home Retail Group PLC	140,900	335,285
HSBC Holdings PLC	196,000	1,218,913
IG Group Holdings PLC	195,461	2,242,080
Imperial Brands PLC	17,100	946,777
Intermediate Capital Group PLC	93,257	827,690
Interserve PLC	82,200	512,147
J. Sainsbury PLC	622,700	2,467,559
Keller Group PLC	48,200	595,006
Lloyds Banking Group PLC	1,133,000	1,103,537
Man Group PLC	444,300	971,094
Meggitt PLC	136,300	794,573
Micro Focus International PLC	50,130	1,128,728
Mitie Group PLC	247,100	911,668
National Express Group PLC	197,400	972,817
Old Mutual PLC	282,100	779,194
Petrofac Ltd.	31,300	413,076
Premier Foods PLC*	357,756	292,419
Prudential PLC	145,882	2,714,632
QinetiQ Group PLC	269,900	882,560
Reckitt Benckiser Group PLC	37,263	3,594,253
Relx PLC	222,099	4,120,161
Rio Tinto Ltd.	18,500	602,383
Royal Mail PLC	13,700	94,469
Smiths Group PLC	46,200	712,411
St. James’s Place PLC	170,136	2,236,998
Tate & Lyle PLC	14,200	117,690
Vesuvius PLC	81,100	386,362
WM Morrison Supermarkets PLC(a)	452,000	1,287,235
WPP PLC	186,625	4,343,780

		60,801,416

United States — 53.6%
AbbVie, Inc.	15,050	859,656
AES Corp.	383,600	4,526,480
Aetna, Inc.	36,650	4,117,627
Akamai Technologies, Inc.*	102,637	5,703,538
Alexion Pharmaceuticals, Inc.*(a)	41,133	5,726,536
Alphabet, Inc. (Class A Stock)*	7,865	6,000,208
Alphabet, Inc. (Class C Stock)*	8,756	6,522,782
Amazon.com, Inc.*	21,832	12,960,348
American Express Co.	59,850	3,674,790
Ameriprise Financial, Inc.	42,750	4,018,927
Amgen, Inc.	9,350	1,401,846
Amphenol Corp. (Class A Stock)	154,254	8,918,966
ANSYS, Inc.*	57,291	5,125,253
Apache Corp.(a)	58,450	2,852,945
Apple, Inc.	68,478	7,463,417
Applied Materials, Inc.	148,850	3,152,643
Bank of America Corp.	260,700	3,524,664
Bank of New York Mellon Corp. (The)	123,500	4,548,505
Boeing Co. (The)(a)	29,100	3,693,954
Bristol-Myers Squibb Co.	139,521	8,912,601
Carnival Corp.	63,900	3,372,003
Celanese Corp., Series A	35,950	2,354,725
CenterPoint Energy, Inc.	46,450	971,734
Charles Schwab Corp. (The)	289,160	8,102,263
Cisco Systems, Inc.	155,250	4,419,967
Citigroup, Inc.	69,550	2,903,713
Cognizant Technology Solutions Corp. (Class A Stock)*	111,760	7,007,352
Comcast Corp. (Class A Stock)	76,950	4,700,106
Costco Wholesale Corp.	59,669	9,402,641
Cummins, Inc.(a)	15,600	1,715,064
Danaher Corp.	107,349	10,183,126
DaVita HealthCare Partners, Inc.*	83,157	6,102,061
E.I. du Pont de Nemours & Co.	42,250	2,675,270
Ecolab, Inc.	81,135	9,048,175
Entergy Corp.	34,550	2,739,124
EQT Corp.	14,150	951,729
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	111,883	10,551,686
Exelon Corp.	105,250	3,774,265
Express Scripts Holding Co.*(a)	110,359	7,580,560
Exxon Mobil Corp.	59,900	5,007,041
Facebook, Inc. (Class A Stock)*	105,879	12,080,794
Fastenal Co.(a)	124,835	6,116,915
Fifth Third Bancorp	172,550	2,879,860
FirstEnergy Corp.	87,800	3,158,166
FleetCor Technologies, Inc.*	43,654	6,493,532
General Electric Co.	305,300	9,705,487
General Motors Co.	72,900	2,291,247
Genpact Ltd.*	274,838	7,472,845
Gilead Sciences, Inc.	18,650	1,713,189
Hess Corp.	26,400	1,389,960
Illinois Tool Works, Inc.(a)	28,850	2,955,394
International Paper Co.	73,950	3,034,908
Intuitive Surgical, Inc.*(a)	15,391	9,250,761
Invesco Ltd.	57,750	1,776,968
Johnson & Johnson	54,000	5,842,800
Johnson Controls, Inc.	70,250	2,737,643
JPMorgan Chase & Co.	140,300	8,308,566
Juniper Networks, Inc.(a)	51,650	1,317,592
Kohl’s Corp.(a)	40,150	1,871,392
Las Vegas Sands Corp.(a)	35,850	1,852,728
Loews Corp.	63,300	2,421,858

Lowe’s Cos., Inc.	51,150	3,874,612
Marsh & McLennan Cos., Inc.(a)	88,100	5,355,599
Mattel, Inc.(a)	102,250	3,437,645
Mead Johnson Nutrition Co.	97,555	8,289,248
Medtronic PLC	72,521	5,439,075
Merck & Co., Inc.	88,600	4,687,826
MetLife, Inc.	111,850	4,914,689
Microsoft Corp.	134,650	7,436,719
Morgan Stanley	191,000	4,776,910
National Instruments Corp.	133,153	4,009,237
NetSuite, Inc.*(a)	70,907	4,856,420
News Corp. (Class A Stock)	138,650	1,770,561
Occidental Petroleum Corp.	42,800	2,928,804
PepsiCo, Inc.	38,950	3,991,596
Pfizer, Inc.	301,100	8,924,604
PG&E Corp.	136,000	8,121,920
Philip Morris International, Inc.	57,900	5,680,569
Procter & Gamble Co. (The)	49,450	4,070,229
QUALCOMM, Inc.	53,150	2,718,091
Raytheon Co.	18,450	2,262,524
salesforce.com, inc.*	126,570	9,344,663
SBA Communications Corp. (Class A Stock)*	51,475	5,156,251
Southwest Airlines Co.	87,800	3,933,440
Starbucks Corp.	190,808	11,391,238
Stericycle, Inc.*	63,381	7,998,048
T-Mobile U.S., Inc.*	37,050	1,419,015
Texas Instruments, Inc.	52,600	3,020,292
Thermo Fisher Scientific, Inc.	34,200	4,842,378
TripAdvisor, Inc.*	126,428	8,407,462
Twenty-First Century Fox (Class B Stock)(a)	155,900	4,396,380
Tyco International PLC	93,250	3,423,208
Tyson Foods, Inc. (Class A Stock)	52,750	3,516,315
U.S. Bancorp	30,500	1,237,995
Under Armour, Inc. (Class A Stock)*(a)	74,170	6,291,841
United Technologies Corp.	30,250	3,028,025
Visa, Inc. (Class A Stock)(a)	165,325	12,644,056
Vulcan Materials Co.	17,850	1,884,425
Wabtec Corp.	77,955	6,181,052
Wal-Mart Stores, Inc.	32,400	2,219,076
Wells Fargo & Co.	71,250	3,445,650
Weyerhaeuser Co.	88,350	2,737,083

		506,005,667

TOTAL LONG-TERM INVESTMENTS (cost $792,082,973)		911,564,500

SHORT-TERM INVESTMENT — 8.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $82,845,574; includes $56,573,980 of cash collateral for securities on loan)(c)(d)	82,845,574	82,845,574

TOTAL INVESTMENTS — 105.2% (cost $874,928,547)		994,410,074
Liabilities in excess of other assets — (5.2)%		(49,601,573)

NET ASSETS — 100.0%		$944,808,501

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,172,809; cash collateral of $56,573,980 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $544,317 and 0.1% of net assets.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$13,268,633	$—
Austria	—	2,180,471	—
Belgium	—	2,623,786	—
Canada	17,665,799	—	—
China	4,892,646	6,880,200	—
Denmark	—	4,620,760	—
Finland	—	7,568,779	—
France	2,702,490	39,606,428	—
Germany	721,146	25,552,606	—
Hong Kong	—	8,294,224	—
India	7,616,858	—	—
Ireland	7,783,274	3,825,971	—
Israel	4,514,960	2,639,794	—
Italy	—	5,266,414	—
Japan	—	75,523,916	544,317
Liechtenstein	167,588	—	—
Mexico	2,490,861	—	—
Netherlands	19,373,687	9,366,217	—
New Zealand	—	2,714,697	—
Norway	—	3,163,441	—
Singapore	—	1,909,486	—
South Africa	—	3,758,599	—
South Korea	—	3,519,711	—
Spain	—	7,467,191	—
Sweden	—	10,576,895	—
Switzerland	2,551,104	28,306,902	—
Taiwan	—	5,097,566	—
United Kingdom	1,006,729	59,794,687	—
United States	506,005,667	—	—
Affiliated Mutual Fund	82,845,574	—	—

Total	$660,338,383	$333,527,374	$544,317

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (including 6.0% of collateral for securities on loan)	8.7%
Insurance	5.5
Banks	5.4
Pharmaceuticals	5.0
IT Services	4.4
Oil, Gas & Consumable Fuels	4.3
Internet Software & Services	4.0
Capital Markets	4.0
Semiconductors & Semiconductor Equipment	2.9
Software	2.9
Machinery	2.9
Food & Staples Retailing	2.7
Industrial Conglomerates	2.6
Chemicals	2.6
Electronic Equipment, Instruments & Components	2.5
Media	2.5
Internet & Catalog Retail	2.3
Hotels, Restaurants & Leisure	2.3
Automobiles	2.0
Health Care Providers & Services	1.9
Health Care Equipment & Supplies	1.9
Aerospace & Defense	1.9
Auto Components	1.9
Technology Hardware, Storage & Peripherals	1.6
Personal Products	1.5
Food Products	1.5
Biotechnology	1.5
Trading Companies & Distributors	1.5
Commercial Services & Supplies	1.4
Electric Utilities	1.4

Diversified Telecommunication Services	1.3
Airlines	1.3
Multi-Utilities	1.3
Real Estate Management & Development	0.9
Household Products	0.8
Leisure Products	0.8
Textiles, Apparel & Luxury Goods	0.8
Specialty Retail	0.7
Communications Equipment	0.7
Tobacco	0.7
Construction & Engineering	0.7
Household Durables	0.7
Road & Rail	0.7
Diversified Financial Services	0.6
Real Estate Investment Trusts (REITs)	0.5
Consumer Finance	0.5
Life Sciences Tools & Services	0.5
Independent Power & Renewable Electricity Producers	0.5
Construction Materials	0.5
Metals & Mining	0.4
Beverages	0.4
Containers & Packaging	0.4
Professional Services	0.4
Wireless Telecommunication Services	0.4
Building Products	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
Electrical Equipment	0.1
Gas Utilities	0.1
Health Care Technology	0.1

105.2
Liabilities in excess of other assets	(5.2)

100.0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.4%
ASSET-BACKED SECURITIES — 5.9%
Collateralized Loan Obligations — 5.7%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	2.222	%(a)	10/15/26	750	$747,614
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.724	%(a)	04/20/25	1,750	1,726,270
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.220	%(a)	10/17/26	750	739,083
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	2.150	%(a)	04/18/27	500	491,308
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	2.102	%(a)	01/15/26	600	595,243
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.020	%(a)	01/17/26	250	246,215
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	2.092	%(a)	10/15/26	3,250	3,188,940
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	2.092	%(a)	04/15/26	250	248,194
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.141	%(a)	07/22/27	500	496,034
Regatta IV Funding Ltd., Series 2014-1A, Class A1, 144A	2.029	%(a)	07/25/26	250	246,629
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	2.034	%(a)	10/20/23	500	497,854
Shackleton V CLO Ltd., Series 2014-5A, Class A, 144A	2.120	%(a)	05/07/26	750	740,926
Silver Spring CLO Ltd., Series 2014-1A, Class A, 144A	2.072	%(a)	10/15/26	1,500	1,451,259
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.144	%(a)	07/20/27	750	742,740
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.254	%(a)	04/20/26	1,500	1,485,802

					13,644,111

Non-Residential Mortgage-Backed Securities — 0.2%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	109	110,654
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	60	61,857
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	44	45,004
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	156	163,239

					380,754

TOTAL ASSET-BACKED SECURITIES (cost $14,156,696)					14,024,865

COMMERCIAL MORTGAGE-BACKED SECURITIES — 30.2%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,500	1,505,124
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	724,558
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,462	1,476,519
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,007,038
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	1,600	1,666,979
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,055,311
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	207,781
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,887,310
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	2,650	2,879,429
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	557,580
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,789,393
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	1,600	1,668,353
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(a)	04/25/27	1,600	1,691,465
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(a)	11/25/25	1,500	1,566,184
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	273,753
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,202,837
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.642	%(a)	06/25/20	18,360	929,253
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.707	%(a)	03/25/22	17,830	1,465,177

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.451	%(a)	05/25/22	9,079	663,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.490	%(a)	06/25/22	9,633	714,155
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	2,078,070
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.891	%(a)	10/25/22	27,271	1,263,108
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	2,730	2,957,805
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	3,600	3,837,173
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,477,022
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,276,795
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200	3,327,028
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,000	4,225,381
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.546	%(a)	08/25/16	2,860	5,982
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.765	%(a)	05/25/19	8,027	370,150
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.698	%(a)	07/25/19	7,720	346,843
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	6,600	7,000,569
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,753,551
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,653,801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.743	%(a)	06/15/49	192	193,047
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,726,511
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.761	%(a)	05/12/39	1,375	1,373,615
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.954	%(a)	06/12/46	250	250,149
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM	5.456	%(a)	07/12/46	1,200	1,210,595
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,500	1,525,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,681,785
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795	%(a)	07/15/45	1,000	1,006,814

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $69,919,137)					71,472,524

CORPORATE BOND — 1.0%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes (cost $2,450,718)	4.300%		12/15/21	2,160	2,457,989

FOREIGN AGENCY — 0.4%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b) (cost $816,933)	3.150%		07/24/24	820	858,105

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	116	118,230
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	25	25,497
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	230	234,976
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	29	29,911
Merrill Lynch Mortgage Investors Trust Series, Series 2003-E, Class A1	1.053	%(a)	10/25/28	38	36,440
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.795	%(a)	02/25/34	167	165,175

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (cost $604,778)					610,229

U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.0%
Federal Home Loan Mortgage Corp.	2.479	%(a)	05/01/34	306	322,316
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000	1,026,545
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	903	929,537
Federal Home Loan Mortgage Corp.	3.000%		06/01/29 - 06/01/45	1,778	1,841,246
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,089,769
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 08/01/43	4,629	4,863,086
Federal Home Loan Mortgage Corp.	4.000%		TBA	500	533,633
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	2,793	2,986,933
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,675	2,910,828
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	1,168	1,293,231
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 05/01/38	702	785,028
Federal Home Loan Mortgage Corp.	6.000%		09/01/34 - 08/01/39	528	600,602
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	81	92,161
Federal National Mortgage Assoc.	2.151	%(a)	04/01/34	130	136,805
Federal National Mortgage Assoc.	2.272	%(a)	07/01/33	841	886,011
Federal National Mortgage Assoc.	2.350	%(a)	06/01/34	273	289,181
Federal National Mortgage Assoc.	2.494	%(a)	04/01/34	266	279,960
Federal National Mortgage Assoc.	2.500%		TBA	8,000	8,212,500
Federal National Mortgage Assoc.	2.518	%(a)	08/01/33	546	576,900
Federal National Mortgage Assoc.	3.000%		TBA	3,000	3,071,015
Federal National Mortgage Assoc.	3.000%		08/01/28	1,731	1,811,875
Federal National Mortgage Assoc.	3.500%		TBA	5,000	5,233,594
Federal National Mortgage Assoc.	3.500%		TBA	7,500	7,863,574
Federal National Mortgage Assoc.	3.500%		03/01/27 - 06/01/39	1,267	1,336,062
Federal National Mortgage Assoc.	4.000%		TBA	9,750	10,417,266
Federal National Mortgage Assoc.	4.000%		09/01/40 - 09/01/44	4,392	4,699,592
Federal National Mortgage Assoc.	4.500%		05/01/40	3,395	3,726,374
Federal National Mortgage Assoc.	5.000%		TBA	1,000	1,106,250
Federal National Mortgage Assoc.	5.000%		07/01/18 - 05/01/36	1,868	2,037,182
Federal National Mortgage Assoc.	5.500%		01/01/17 - 11/01/35	5,027	5,683,673
Federal National Mortgage Assoc.	6.000%		05/01/21 - 05/01/38	954	1,090,535
Federal National Mortgage Assoc.	6.500%		07/01/32 - 10/01/37	1,331	1,593,525
Federal National Mortgage Assoc.	7.000%		12/01/31 - 01/01/36	175	208,449

Federal National Mortgage Assoc.	8.000%		10/01/23 - 02/01/26	8	7,666
Federal National Mortgage Assoc.	9.000%		02/01/25 - 04/01/25	26	30,185
Financing Corp. Strips Principal, Series 4-P, PO	1.390	%(c)	10/06/17	2,700	2,666,623
Financing Corp. Strips Principal, Series D-P, PO	2.224	%(c)	09/26/19	1,370	1,312,896
Government National Mortgage Assoc.	3.000%		TBA	3,000	3,107,637
Government National Mortgage Assoc.	3.000%		03/15/45	2,886	2,987,933
Government National Mortgage Assoc.	3.500%		TBA	5,500	5,812,812
Government National Mortgage Assoc.	3.500%		04/20/45 - 07/20/45	3,619	3,829,496
Government National Mortgage Assoc.	4.000%		06/15/40	406	434,723
Government National Mortgage Assoc.	4.500%		02/20/41 - 03/20/41	2,051	2,232,863
Government National Mortgage Assoc.	5.000%		07/15/33 - 04/15/34	709	794,471
Government National Mortgage Assoc.	5.500%		03/15/34 - 03/15/36	609	696,816
Government National Mortgage Assoc.	6.500%		07/15/32 - 08/15/32	205	242,807
Government National Mortgage Assoc.	7.000%		03/15/23 - 08/15/28	392	432,304
Government National Mortgage Assoc.	7.500%		12/15/25 - 02/15/26	64	71,321
Government National Mortgage Assoc.	8.500%		09/15/24 - 04/15/25	131	148,070
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520	1,590,520
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,040	1,106,837
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.798	%(c)	07/15/20	75	70,267
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.825	%(c)	10/15/19	2,745	2,619,979
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001	%(c)	04/15/30	635	428,979
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510	696,800
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	400	588,733
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	3,480	3,540,361

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $112,868,836)					115,986,337

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds	2.500%		02/15/45 - 02/15/46	3,115	3,037,276
U.S. Treasury Notes	1.000%		03/15/18	655	658,198
U.S. Treasury Notes(d)	1.375%		04/30/20	5,485	5,541,781
U.S. Treasury Notes	1.375%		08/31/20	240	242,269
U.S. Treasury Notes(b)(d)	1.500%		02/28/23	2,745	2,737,388
U.S. Treasury Notes	2.125%		12/31/22 - 05/15/25	3,385	3,493,555
U.S. Treasury Notes	2.625%		11/15/20	8,425	8,960,779
U.S. Treasury Strips Coupon	2.037	%(c)	02/15/22	1,690	1,544,902
U.S. Treasury Strips Coupon	2.184	%(c)	02/15/28	550	426,661
U.S. Treasury Strips Coupon	2.384	%(c)	05/15/29	565	423,564
U.S. Treasury Strips Coupon(e)	2.404	%(c)	08/15/21	2,525	2,336,355
U.S. Treasury Strips Coupon	4.138	%(c)	02/15/42	3,725	1,829,258
U.S. Treasury Strips Principal, PO	2.351	%(c)	05/15/43	1,115	535,871
U.S. Treasury Strips Principal, PO	2.952	%(c)	05/15/45	800	358,834
U.S. Treasury Strips Principal, PO	3.005	%(c)	11/15/44	715	325,707

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,616,567)			32,452,398

TOTAL LONG-TERM INVESTMENTS (cost $232,433,665)			237,862,447

SHORT-TERM INVESTMENTS — 20.4%

		Shares
AFFILIATED MUTUAL FUNDS — 20.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $39,388,703)(f)		4,034,941	37,444,252
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $10,756,224; includes $2,835,070 of cash collateral for securities on loan)(f)(g)		10,756,224	10,756,224

TOTAL AFFILIATED MUTUAL FUNDS (cost $50,144,927)			48,200,476

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(h)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	102,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	51,100	1,000

TOTAL OPTIONS PURCHASED (cost $55,955)			1,000

TOTAL SHORT-TERM INVESTMENTS (cost $50,200,882)			48,201,476

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 120.8% (cost $282,634,547)			286,063,923

OPTION WRITTEN*(h)
Call Option
Interest Rate Swap Option,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $31,682)	Barclays Capital Group	153,300	(4)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 120.8% (cost $282,602,865)			286,063,919
Liabilities in excess of other assets(i) — (20.8)%			(49,205,281)

NET ASSETS — 100.0%			$236,858,638

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,786,649; cash collateral of $2,835,070 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2016.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
94	2 Year U.S. Treasury Notes	Jun. 2016	$20,499,868	$20,562,500	$62,632
190	10 Year U.S. Treasury Notes	Jun. 2016	24,522,642	24,774,219	251,577
178	U.S. Ultra Bonds	Jun. 2016	30,656,875	30,710,562	53,687

					367,896

	Short Positions:
56	5 Year U.S. Treasury Notes	Jun. 2016	6,777,668	6,785,188	(7,520)
163	U.S. Long Bonds	Jun. 2016	26,931,057	26,803,312	127,745

					120,225

					$488,121

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2016.
(2)	Cash of $100,000 and a U.S. Treasury Obligation with a market value of $827,208 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
4,700	02/15/19	1.794%	3 Month LIBOR(2)	$121,010	$—	$121,010	JPMorgan Chase

Interest rate swap agreements outstanding at March 31, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
19,280	01/06/21	1.750%	3 Month LIBOR(2)	$199	$534,484	$534,285
5,100	01/13/22	2.351%	3 Month LIBOR(1)	181	(307,060)	(307,241)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(327,394)	(327,573)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	160	(114,425)	(114,585)
5,470	05/31/22	2.217%	3 Month LIBOR(1)	180	(296,084)	(296,264)
11,780	11/30/22	1.850%	3 Month LIBOR(1)	213	(369,722)	(369,935)
3,600	11/30/22	1.982%	3 Month LIBOR(1)	169	(143,839)	(144,008)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(939,797)	(940,017)
5,290	09/17/24	2.732%	3 Month LIBOR(1)	111	(507,336)	(507,447)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	(101,503)	(101,666)
1,630	01/08/26	2.210%	3 Month LIBOR(1)	23	(87,349)	(87,372)

				$1,798	$(2,660,025)	$(2,661,823)

U.S. Treasury Obligations with a combined market value of $1,343,240 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2016.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2016.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$3,294	$—	$3,294
Deutsche Bank AG	06/11/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	5,701	—	5,701
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(1,878)	—	(1,878)
Deutsche Bank AG	06/11/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(227)	—	(227)

				$6,890	$—	$6,890

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2016.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,644,111	$—
Non-Residential Mortgage-Backed Securities	—	380,754	—
Commercial Mortgage-Backed Securities	—	71,472,524	—
Corporate Bond	—	2,457,989	—
Foreign Agency	—	858,105	—
Residential Mortgage Backed Securities	—	610,229	—
U.S. Government Agency Obligations	—	115,986,337	—
U.S. Treasury Obligations	—	32,452,398	—
Affiliated Mutual Funds	48,200,476	—	—
Options Purchased	—	1,000	—
Option Written	—	(4)	—
Other Financial Instruments*
Futures Contracts	488,121	—	—
OTC Interest Rate Swap Agreements	—	121,010	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,661,823)	—
OTC Total Return Swap Agreements	—	6,890	—

Total	$48,688,597	$235,329,520	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 0.4%
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.855	%(a)	07/15/21	232	$227,672
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.868	%(a)	08/17/22	13,000	11,556,364

					11,784,036

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.486	%(a)	12/25/33	89	79,363

TOTAL ASSET-BACKED SECURITIES (cost $12,006,407)					11,863,399

BANK LOANS(a) — 1.7%
Capital Goods — 0.1%
Neff Rental LLC	7.250%		06/09/21	4,384	3,759,508

Chemicals — 0.3%
MacDermid, Inc.	5.500%		06/07/20	3,960	3,815,832
Solenis International LP	7.750%		07/31/22	7,500	6,318,750

					10,134,582

Energy - Other
American Energy Marcellus LLC	8.500%		08/04/21	3,675	140,874

Entertainment — 0.1%
Scientific Games International, Inc.	6.000%		10/16/20	1,995	1,930,064

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21	5,764	5,746,117
Golden Nugget, Inc.	5.500%		11/21/19	2,600	2,572,336

					8,318,453

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,725,208

Retailers — 0.1%
Rite Aid Corp.	4.875%		06/21/21	3,000	3,001,875

Software — 0.1%
Solera Holdings, Inc.	5.750%		03/03/23	4,625	4,611,786

Technology — 0.7%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	5,250	5,220,106
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	16,200	7,290,000
Kronos, Inc.	9.750%		04/30/20	10,150	10,073,840

					22,583,946

TOTAL BANK LOANS (cost $70,020,001)					56,206,296

COLLATERALIZED MORTGAGE OBLIGATIONS
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.645	%(a)	10/25/35	81	70,897
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.643	%(a)	10/25/46	35	21,452
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	2.381	%(a)	09/25/45	14	13,165

Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.833	%(a)	05/25/35	29	21,758
Banc of America Funding Trust, Series 2006-B, Class 2A1	3.030	%(a)	03/20/36	92	78,442
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.862	%(a)	10/25/35	33	32,958
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.932	%(a)	09/25/37	65	58,796
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	2.652	%(a)	10/25/35	20	17,801
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.904	%(a)	02/25/37	32	28,174
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.623	%(a)	09/25/46	34	29,719
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.642	%(a)	07/20/46	27	18,256
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	1.073	%(a)	03/25/35	79	65,583
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	50	40,183
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.612	%(a)	07/19/46	43	24,385
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.682	%(a)	09/19/46	12	503
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.623	%(a)	09/25/46	33	26,474
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	24	20,931
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.643	%(a)	04/25/46	23	15,955
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.129	%(a)	02/25/36	139	110,239
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.763	%(a)	03/25/37	140	32,284
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	47	39,545
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.623	%(a)	07/25/46	44	33,714
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.783	%(a)	04/25/36	99	36,615
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.472	%(a)	02/25/37	26	23,229
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.546	%(a)	02/25/37	32	28,068
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	1.111	%(a)	04/25/47	38	31,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $853,553)					920,377

CORPORATE BONDS — 94.2%
Advertising — 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(b)	7.750%		10/01/22	13,150	12,196,625

Aerospace & Defense — 0.8%
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,076,188
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	6,613,375
TransDigm, Inc., Gtd. Notes(b)	6.000%		07/15/22	6,550	6,525,437
TransDigm, Inc., Gtd. Notes(b)	6.500%		07/15/24	4,675	4,638,535
TransDigm, Inc., Gtd. Notes(b)	7.500%		07/15/21	5,245	5,494,137

					26,347,672

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes(b)	7.750%		02/15/21	2,440	2,562,000

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%		05/01/25	4,150	4,191,500

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	5.250%		04/15/23	5,925	5,892,413
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	5.625%		02/01/23	650	667,875

					6,560,288

Auto Parts & Equipment — 2.4%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	3,675	3,794,437
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	739,125
Dana Holding Corp., Sr. Unsec’d. Notes(b)	5.375%		09/15/21	4,050	4,029,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	3,259	3,348,623
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	796,313
Lear Corp., Gtd. Notes(b)	5.250%		01/15/25	12,700	13,160,375
Meritor, Inc., Gtd. Notes(b)	6.250%		02/15/24	8,725	7,688,906
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,075	7,489,562
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A(b)	8.750%		07/15/23	7,200	6,912,000
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,300	7,336,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.750%		11/15/22	1,800	1,957,500
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875%		10/01/20	4,425	3,584,250
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.500%		04/29/22	6,825	6,961,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.750%		04/29/25	8,775	8,731,125

					76,529,966

Banks — 3.0%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100	%(a)	12/31/49	10,500	10,342,500
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(a)	12/29/49	730	714,488
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49	1,250	1,231,250
Bank of America Corp., Series U, Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,925	2,691,000
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	%(a)	12/31/49	3,025	2,964,500
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22	7,175	7,260,167
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.375%		05/15/20	750	778,125
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,836,238
Citigroup, Inc., Series N, Jr. Sub. Notes(b)	5.800	%(a)	12/31/49	9,515	9,101,097
Citigroup, Inc., Series O, Jr. Sub. Notes	5.875	%(a)	12/31/49	3,950	3,816,687
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/31/49	15,000	14,437,500
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(a)	12/31/49	3,925	3,797,045
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	432,533
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	1,596	1,596,000
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150	%(a)	12/31/49	3,100	2,976,620
JPMorgan Chase & Co., Series R, Jr. Sub. Notes(b)	6.000	%(a)	12/31/49	1,050	1,056,825
JPMorgan Chase & Co., Series U, Jr. Sub. Notes	6.125	%(a)	12/31/49	1,500	1,535,625
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(a)	12/31/49	7,675	7,820,902
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	4,975	4,701,375
Morgan Stanley, Series J, Jr. Sub. Notes(b)	5.550	%(a)	12/31/49	5,325	5,249,119
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49	13,350	13,529,397

					97,868,993

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes(b)	4.750%	12/01/25	1,950	2,018,250
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%	01/01/20	5,350	5,617,500

				7,635,750

Building Materials — 1.8%
Builders FirstSource, Inc., Gtd. Notes, 144A(b)(c)	10.750%	08/15/23	9,550	9,621,625
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(c)(d)	5.375%	11/15/24	6,250	6,343,750
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.375%	10/12/22	5,975	6,572,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	300	278,100
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	4,625	4,740,163
GCP Applied Technologies, Inc., Gtd. Notes, 144A(b)	9.500%	02/01/23	4,175	4,529,875
Griffon Corp., Gtd. Notes(b)	5.250%	03/01/22	11,235	11,206,912
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	4,275	4,317,750
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	04/15/22	4,800	4,956,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	6,550	6,222,500
USG Corp., Gtd. Notes, 144A(b)	5.500%	03/01/25	700	728,000

				59,517,175

Chemicals — 3.9%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	6,350	6,254,750
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	8,145	8,633,700
Axiall Corp., Gtd. Notes	4.875%	05/15/23	5,650	5,519,316
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	9.750%	10/15/23	6,440	7,357,700
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	10.000%	10/15/25	2,940	3,358,950
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	6.625%	05/15/23	5,850	4,767,750
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)(c)	7.000%	05/15/25	4,675	3,740,000
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	15,661	15,426,085
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	6,150	5,950,740
Hexion, Inc., Sec’d. Notes(c)	9.000%	11/15/20	21,885	8,808,712
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	7,585	6,295,550
Hexion, Inc., Sr. Sec’d. Notes(b)	8.875%	02/01/18	9,275	6,353,375
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	6,025	5,422,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	6.500%	02/01/22	5,845	4,920,759
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	3,525	3,410,438
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(b)	6.500%	04/15/21	11,540	11,366,900
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,217,913; purchased 12/11/12-10/07/15)(c)(d)	8.750%	12/15/20	17,445	12,211,500
Tronox Finance LLC, Gtd. Notes(b)	6.375%	08/15/20	3,901	2,998,894
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,464,000; purchased 10/10/13-03/30/16)(c)(d)	7.500%	02/15/19	7,600	4,693,000

				127,490,619

Commercial Services — 3.6%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	3,674,250
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	5,355	5,355,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	12,975	13,785,937

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(b)	5.125%	06/01/22	6,650	6,296,719
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $5,325,000; purchased 11/22/13)(c)(d)	8.500%	12/01/21	5,325	5,005,500
Hertz Corp. (The), Gtd. Notes(b)	5.875%	10/15/20	1,375	1,390,950
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19	650	659,419
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,635,375; purchased 01/24/14-05/06/15)(b)(c)(d)	6.875%	02/15/21	11,000	7,590,000
Laureate Education, Inc., Gtd. Notes, 144A (original cost $18,134,688; purchased 10/26/12-01/07/15)(b)(c)(d)	10.000%	09/01/19	17,325	12,733,875
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,442,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $1,800,000; purchased 02/19/14)(c)(d)	10.250%	01/31/19	1,800	999,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(c)(d)	7.875%	05/01/18	7,275	6,693,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(b)	6.000%	04/01/24	2,325	1,906,500
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	2,560	2,188,800
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,450	1,453,625
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	925	966,625
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,650	9,147,375
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	4,830	2,173,500
United Rentals North America, Inc., Gtd. Notes(b)	5.500%	07/15/25	6,075	6,043,349
United Rentals North America, Inc., Gtd. Notes(b)	5.750%	11/15/24	5,150	5,150,000
United Rentals North America, Inc., Gtd. Notes(b)	6.125%	06/15/23	2,600	2,684,500
United Rentals North America, Inc., Gtd. Notes(b)	7.375%	05/15/20	950	993,937
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	15,640	16,656,600
United Rentals North America, Inc., Gtd. Notes(b)	8.250%	02/01/21	1,315	1,374,175

				117,364,636

Computers — 1.2%
Western Digital Corp., Sr. Unsec’d. Notes, 144A	10.500%	04/01/24	40,000	40,100,000

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%	05/15/21	2,455	2,369,075

Distribution/Wholesale — 1.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	12,125	10,912,500
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(b)	6.375%	10/01/23	4,725	5,008,500
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	2,275	1,694,875
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	3,600	2,682,000
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%	09/01/22	13,095	13,291,425
HD Supply, Inc., Sr. Sec’d. Notes, 144A(b)	5.250%	12/15/21	3,975	4,173,750

				37,763,050

Diversified Financial Services — 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	1,600	1,592,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.250%	07/01/20	550	554,813
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.500%	05/15/21	3,875	3,959,746
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.625%	07/01/22	2,950	3,009,000
Ally Financial, Inc., Gtd. Notes(b)	8.000%	03/15/20	2,243	2,512,160

Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	4,075	4,034,250
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	7,450	7,740,550
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,425	4,450,222
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,260,450
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.250%		12/15/20	1,125	1,313,438
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,833,812
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	4.490	%(a)	12/21/65	4,250	3,442,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,350	8,041,000
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,280,000
Navient Corp., Sr. Unsec’d. Notes(b)	5.000%		10/26/20	1,500	1,361,250
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	6,100	6,069,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	5,125	5,130,125
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	305	303,475
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	9,144,000
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%		08/15/21	10,825	5,250,125

					74,282,416

Electric — 5.9%
AES Corp., Sr. Unsec’d. Notes(b)	4.875%		05/15/23	2,175	2,093,437
AES Corp., Sr. Unsec’d. Notes(b)	5.500%		03/15/24	2,400	2,346,000
AES Corp., Sr. Unsec’d. Notes(b)	7.375%		07/01/21	11,999	13,438,880
Calpine Corp., Sr. Sec’d. Notes, 144A(b)	6.000%		01/15/22	2,100	2,199,750
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	6,113	6,479,780
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	10,710	10,382,060
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	13,150	12,624,000
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%		01/15/25	5,625	5,400,000
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	316	322,320
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,250	4,313,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	16,100	16,734,018
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	7,310	6,103,850
Dynegy, Inc., Gtd. Notes(b)	6.750%		11/01/19	4,775	4,751,125
Dynegy, Inc., Gtd. Notes(b)	7.375%		11/01/22	29,330	27,130,250
Dynegy, Inc., Gtd. Notes(b)	7.625%		11/01/24	18,130	16,452,975
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	652,500
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%		06/15/17	5,369	4,026,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%		10/15/18	3,350	2,445,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	16,646	10,736,670
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,408,509; purchased 06/07/13-04/09/15)(c)(d)	7.000%		06/30/23	4,500	3,071,250
Mirant Corp., Bonds, 144A(c)(e)	7.400	%(a)(f)	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Series C, Pass-Through Certificates(c)	10.060%		12/30/28	706	685,173
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates	9.125%		06/30/17	1,636	1,586,860
NRG Energy, Inc., Gtd. Notes(b)	6.250%		07/15/22	7,818	7,270,740
NRG Energy, Inc., Gtd. Notes(b)	6.250%		05/01/24	8,500	7,798,750
NRG Energy, Inc., Gtd. Notes(b)	7.625%		01/15/18	1,570	1,668,125
NRG Energy, Inc., Gtd. Notes(b)	7.875%		05/15/21	3,155	3,143,169
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	4,950	4,987,125
NRG REMA LLC, Series B, Pass-Through Certificates(c)(e)	9.237%		07/02/17	617	604,426
NRG REMA LLC, Series C, Pass-Through Certificates(c)	9.681%		07/02/26	8,835	8,481,600
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200%		11/30/29	200	206,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%		07/15/19	4,450	3,860,375

					191,999,533

Electrical Components & Equipment — 0.5%
Anixter, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,875	1,898,438
Belden, Inc., Gtd. Notes, 144A(b)	5.500%	09/01/22	4,025	4,045,125
General Cable Corp., Gtd. Notes	5.750%	10/01/22	3,225	2,547,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	6,250	6,226,562

				14,717,875

Engineering & Construction — 0.4%
AECOM, Gtd. Notes(b)	5.875%	10/15/24	10,900	11,227,000

Entertainment — 4.2%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	11,700	11,963,250
Carmike Cinemas, Inc., Sec’d. Notes, 144A(b)	6.000%	06/15/23	4,425	4,657,313
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,596,184; purchased 03/14/12-09/30/15)(c)(d)	9.125%	05/01/19	12,437	12,872,295
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,100	2,173,500
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	7,219	7,280,001
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,850	7,012,687
Cinemark USA, Inc., Gtd. Notes, 144A(b)	4.875%	06/01/23	5,000	5,042,250
Eldorado Resorts, Inc., Gtd. Notes(b)	7.000%	08/01/23	11,100	11,488,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.875%	11/01/20	2,350	2,444,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	5.375%	11/01/23	5,425	5,425,000
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(c)	8.875%	03/15/19	3,153	3,231,825
Isle of Capri Casinos, Inc., Gtd. Notes(b)	5.875%	03/15/21	1,190	1,225,700
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,816,405
Mood Media Corp., Gtd. Notes, 144A(c)	9.250%	10/15/20	3,700	2,460,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	2,300	2,331,625
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,350	4,513,125
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	13,551	13,483,245
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.750%	04/01/22	6,775	7,427,094
Regal Entertainment Group, Sr. Unsec’d. Notes(b)	5.750%	02/01/25	3,170	3,185,850
Scientific Games International, Inc., Gtd. Notes(b)	6.625%	05/15/21	27,975	16,994,812
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	5,525	4,475,250
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%	01/01/22	1,275	1,300,500

				135,804,727

Environmental Control — 0.5%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	4,235	4,319,276
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,071,925
Clean Harbors, Inc., Gtd. Notes(b)	5.250%	08/01/20	6,850	7,020,565
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%	10/01/22	2,100	2,100,000
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	7.250%	12/01/20	330	340,725

				14,852,491

Food — 3.2%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,025	4,075,312
Darling Ingredients, Inc., Gtd. Notes(b)	5.375%	01/15/22	4,800	4,911,024
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,450	7,182,500

Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,750	6,851,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $10,769,975; purchased 09/13/13-01/05/16)(c)(d)	7.250%	06/01/21	10,810	10,766,760
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,852,750; purchased 05/20/15-03/08/16)(c)(d)	5.750%	06/15/25	9,250	8,093,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,744,313; purchased 06/11/14-01/27/16)(c)(d)	5.875%	07/15/24	9,325	8,415,812
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750%	03/15/25	3,200	3,212,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A	5.875%	01/15/24	675	706,523
Post Holdings, Inc., Gtd. Notes(b)	7.375%	02/15/22	10,525	11,130,187
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.000%	12/15/22	10,325	10,634,750
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/01/21	3,375	3,556,406
Post Holdings, Inc., Gtd. Notes, 144A(b)	8.000%	07/15/25	5,500	6,105,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes(b)	6.625%	08/15/22	2,525	2,682,813
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	5,475	5,666,625
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	6.750%	06/01/21	3,625	3,090,313
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	3,800	3,220,500
TreeHouse Foods, Inc., Gtd. Notes(b)	4.875%	03/15/22	676	691,210
TreeHouse Foods, Inc., Gtd. Notes, 144A(b)	6.000%	02/15/24	2,225	2,358,500

				103,351,235

Forest Products & Paper — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875%	09/15/18	5,750	5,944,063
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19	4,025	2,777,250

				8,721,313

Gas
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,240	1,258,600

Healthcare-Products — 1.4%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,575	1,560,234
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,625,990
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,900	17,835,375
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%	11/01/23	9,650	9,565,562
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	4,075	4,085,188
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	6,675	5,473,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.500%	04/15/25	1,375	1,213,438

				46,359,287

Healthcare-Services — 6.5%
Acadia Healthcare Co., Inc., Gtd. Notes(b)	5.625%	02/15/23	12,600	12,789,000
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,318,210
Acadia Healthcare Co., Inc., Gtd. Notes, 144A(b)	6.500%	03/01/24	2,075	2,158,000
Centene Corp., Sr. Unsec’d. Notes(b)	4.750%	05/15/22	6,225	6,287,250
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125%	02/15/24	549	577,823
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	15,759	14,222,497
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125%	07/15/20	8,750	8,268,750
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	16,580	16,144,775

HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	6.250%	02/15/21	4,000	4,300,000
HCA, Inc., Gtd. Notes	5.375%	02/01/25	37,290	37,697,953
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	3,797	3,982,104
HCA, Inc., Gtd. Notes(b)	5.875%	02/15/26	2,875	2,961,250
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,218	2,484,160
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,469,469
HealthSouth Corp., Gtd. Notes(b)	5.750%	11/01/24	5,100	5,166,300
Kindred Healthcare, Inc., Gtd. Notes(b)	6.375%	04/15/22	3,506	3,159,782
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,550	3,523,375
Kindred Healthcare, Inc., Gtd. Notes(b)	8.750%	01/15/23	3,800	3,638,500
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,284,500
LifePoint Health, Inc., Gtd. Notes(b)	5.875%	12/01/23	3,600	3,762,000
MEDNAX, Inc., Gtd. Notes, 144A(b)	5.250%	12/01/23	3,225	3,354,000
Select Medical Corp., Gtd. Notes(b)	6.375%	06/01/21	17,270	16,320,150
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.875%	04/15/21	4,125	4,125,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	6,720	6,736,800
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.750%	06/01/20	2,975	3,049,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	9,675	9,675,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	06/15/23	7,700	7,372,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	8.125%	04/01/22	20,180	20,760,175

				211,588,948

Holding Companies - Diversified — 0.8%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	03/15/23	16,795	17,853,085
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A(b)	6.625%	05/01/23	9,100	8,030,750

				25,883,835

Home Builders — 4.1%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%	06/15/19	7,250	6,416,250
Beazer Homes USA, Inc., Gtd. Notes(b)	7.250%	02/01/23	4,475	3,490,500
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	10,719	8,762,782
Beazer Homes USA, Inc., Gtd. Notes	9.125%	05/15/19	3,750	3,562,500
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	382,000
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.375%	05/15/25	4,075	3,504,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,600	5,841,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	7,000	7,507,500
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,825	8,957,375
KB Home, Gtd. Notes(b)	7.000%	12/15/21	2,725	2,725,000
KB Home, Gtd. Notes(b)	7.500%	09/15/22	6,350	6,381,750
KB Home, Gtd. Notes	7.625%	05/15/23	4,550	4,515,875
Lennar Corp., Gtd. Notes	4.750%	05/30/25	6,575	6,459,937
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,475	3,414,188
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,600,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	7,925	8,152,844
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	2,900	2,965,250
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	2,875	2,835,469
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	4,200	4,116,000
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	1,500	1,578,750
Standard Pacific Corp., Gtd. Notes(b)	8.375%	01/15/21	3,125	3,632,812
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	980,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	3,163	3,028,573
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(b)	5.875%	04/15/23	10,312	9,899,520
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	100	103,500
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	8,505,725
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,875	12,360,000

				133,679,600

Household Products/Wares — 0.2%
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A	6.375%	03/01/24	3,000	3,127,500
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	3,775	4,010,938
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	270	284,310

				7,422,748

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A(b)	6.000%	10/15/23	1,900	2,004,500

Internet — 0.7%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	5,925	6,369,375
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A(b)	8.375%	06/01/23	13,736	14,154,948
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(b)	6.375%	05/15/25	2,000	1,955,000

				22,479,323

Iron/Steel — 0.4%
AK Steel Corp., Gtd. Notes(c)	7.625%	10/01/21	2,200	1,254,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(c)(d)	6.375%	05/01/22	12,750	11,586,563

				12,840,563

Leisure Time — 0.6%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)	6.875%	06/15/19	3,100	3,204,625
ClubCorp Club Operations, Inc., Gtd. Notes, 144A(b)	8.250%	12/15/23	6,000	5,730,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,612,210
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $2,975,000; purchased 05/05/15)(c)(d)	6.250%	05/15/25	2,975	2,491,562
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,405,750; purchased 07/17/14)(c)(d)	8.500%	10/15/22	5,850	5,528,250

				19,566,647

Lodging — 3.2%
Boyd Gaming Corp., Gtd. Notes(b)	6.875%	05/15/23	20,700	22,045,500
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	6,884	7,279,830
Boyd Gaming Corp., Gtd. Notes, 144A(b)	6.375%	04/01/26	2,000	2,075,000
Felcor Lodging LP, Gtd. Notes(b)	6.000%	06/01/25	4,045	4,176,463
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	12,750	12,813,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(b)	5.625%	10/15/21	6,394	6,625,463
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	5,875	5,889,687
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	18,165	19,481,962
MGM Resorts International, Gtd. Notes(b)	6.750%	10/01/20	600	649,200
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,155	1,313,813
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	4,860	5,145,525
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $15,620,250; purchased 05/16/13-01/22/16)(c)(d)	6.375%	06/01/21	16,100	15,496,250

				102,992,443

Machinery-Construction & Mining — 0.5%
Terex Corp., Gtd. Notes	6.000%	05/15/21	8,739	8,454,982
Terex Corp., Gtd. Notes	6.500%	04/01/20	2,175	2,098,875
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	7,915	5,857,100

				16,410,957

Machinery-Diversified — 0.7%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,526,500
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(b)	7.875%	12/01/17	4,150	4,461,250
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $6,541,000; purchased 04/08/13-12/17/15)(c)(d)	8.750%	12/15/19	6,125	5,788,125
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	2,950	2,950,000
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	2,875	3,133,750

				20,859,625

Media — 6.2%
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,025	981,438
Altice SA (Luxembourg), Gtd. Notes, 144A(b)	7.625%	02/15/25	4,050	3,877,875
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,925	10,191,734
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A(b)	7.750%	07/15/25	3,850	3,792,250
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(b)	7.750%	07/15/25	9,425	9,212,937
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	6,000	6,360,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	2,200	2,233,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,475	17,422,312
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	657,225
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	09/01/23	2,875	2,982,813
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	4,350	4,426,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,000	24,480,000
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A(b)	5.750%	02/15/26	3,200	3,312,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	13,449	12,507,570
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	5.125%	12/15/21	9,835	9,171,137
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,762,000
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	2,970	2,828,925
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(b)	7.625%	03/15/20	2,700	2,308,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	911,625
DISH DBS Corp., Gtd. Notes(b)	5.875%	07/15/22	3,275	3,103,063
DISH DBS Corp., Gtd. Notes(b)	5.875%	11/15/24	4,000	3,670,000
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	7,075	7,340,312
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	2,000	2,085,000

Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,556,250
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	7,950	8,228,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(b)	5.750%	01/15/23	11,408	11,750,240
Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%	04/01/21	4,850	5,001,563
Sinclair Television Group, Inc., Gtd. Notes(b)	6.125%	10/01/22	2,825	2,969,781
Sinclair Television Group, Inc., Gtd. Notes, 144A(b)	5.625%	08/01/24	2,000	2,010,000
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.875%	03/15/26	1,950	1,996,313
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	2,250	2,317,500
Tribune Media Co., Gtd. Notes, 144A(b)	5.875%	07/15/22	7,125	6,960,982
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,715,784
Univision Communications, Inc., Gtd. Notes, 144A (original cost $10,168,875; purchased 01/07/16-02/17/16)(c)(d)	8.500%	05/15/21	10,325	10,531,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(b)	5.375%	01/15/25	300	303,750
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	630	666,225

				201,625,979

Mining — 1.2%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%	10/01/24	7,400	7,018,456
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,288,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	1,791	1,634,287
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%	02/15/21	2,491	1,668,970
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.250%	05/15/22	850	569,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,650	5,395,750
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.875%	11/01/22	4,249	4,036,550
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	9,867	8,337,615
Teck Resources Ltd. (Canada), Gtd. Notes	3.150%	01/15/17	9,400	9,024,000
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,000	945,000

				39,918,128

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,600	1,192,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%	10/15/22	2,500	1,875,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	2,200	1,666,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.750%	03/15/20	517	444,620
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,564,500
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,350,000; purchased 06/12/14)(b)(c)(d)	6.000%	07/15/22	9,350	7,994,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	10,912	10,898,360

				28,635,230

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	10,184	10,489,520

Oil & Gas — 4.1%
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%	02/01/23	2,300	609,500
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	6,900	1,932,000
California Resources Corp., Gtd. Notes	5.500%	09/15/21	714	157,080
California Resources Corp., Gtd. Notes(b)	6.000%	11/15/24	12,292	2,765,700
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	17,193	6,619,305
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,750	9,457,500

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000%		08/15/21	5,125	4,791,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		09/15/23	2,500	2,375,000
Halcon Resources Corp., Sec’d. Notes, 144A(b)	8.625%		02/01/20	3,900	2,769,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,275,000; purchased 05/20/15)(c)(d)	5.750%		10/01/25	9,275	7,976,500
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,059,666; purchased 09/11/14)(b)(c)(d)	8.500%		10/01/22	6,325	3,352,250
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	7.750%		02/01/21	2,037	234,255
Linn Energy LLC/Linn Energy Finance Corp., Sec’d. Notes, 144A	12.000%		12/15/20	7,725	1,062,188
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%		01/30/23	725	427,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	10,920	6,592,950
Memorial Resource Development Corp., Gtd. Notes(b)	5.875%		07/01/22	6,850	5,788,250
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,070,000
Newfield Exploration Co., Sr. Unsec’d. Notes(b)	5.375%		01/01/26	5,975	5,437,250
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,875	1,827,544
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A (original cost $5,102,188; purchased 01/08/14-01/21/14)(c)(d)	5.375	%(f)	01/26/19	5,000	850,000
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	1,547,906
Precision Drilling Corp. (Canada), Gtd. Notes(b)	6.500%		12/15/21	2,075	1,577,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,000,000
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%		05/01/23	2,975	2,588,250
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.375%		10/01/22	2,300	2,018,250
Range Resources Corp., Gtd. Notes(b)	5.000%		08/15/22	3,175	2,738,437
Range Resources Corp., Gtd. Notes(b)	5.000%		03/15/23	1,478	1,252,605
Rice Energy, Inc., Gtd. Notes	7.250%		05/01/23	5,775	5,053,125
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(c)	6.500%		07/15/22	1,975	88,875
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%		08/01/20	3,900	3,890,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	6.375%		04/01/23	8,950	8,955,549
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750%		07/15/22	4,850	909,375
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	6,900	4,968,000
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%		02/15/23	5,975	5,317,750
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	9,758	8,660,225
Whiting Petroleum Corp., Gtd. Notes(b)	5.750%		03/15/21	2,000	1,330,000
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	7.500%		08/01/20	3,100	2,418,000
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%		01/15/22	10,318	7,532,140
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	8.250%		08/01/23	4,800	3,720,000

					133,661,634

Oil & Gas Services — 0.3%
Bristow Group, Inc., Gtd. Notes(b)	6.250%		10/15/22	3,250	2,242,500
CGG SA (France), Gtd. Notes	6.500%		06/01/21	2,125	860,625
CGG SA (France), Gtd. Notes(c)	6.875%		01/15/22	1,355	528,450
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes	7.250%		08/15/22	1,975	1,377,563
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,119,625
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,150	934,375

					9,063,138

Packaging & Containers — 3.1%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	4,782	4,853,730

Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.625%	06/15/19	11,812	11,398,627
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)	9.125%	10/15/20	1,725	1,785,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%	06/30/21	1,725	1,638,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	2,875	2,844,453
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,360	1,315,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	18,300	18,849,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	941,294
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	5,150	5,108,156
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	8,900	7,965,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	820	842,550
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	5.875%	08/15/23	1,675	1,745,141
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	6.375%	08/15/25	1,275	1,340,344
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,535	5,750,800
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,513,650; purchased 09/25/13-11/04/15)(c)(d)	6.500%	10/01/21	11,590	11,300,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(b)	9.875%	08/15/19	11,450	11,857,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(b)	5.750%	10/15/20	965	990,331
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(b)	6.875%	02/15/21	1,575	1,630,125
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,328,000
Sealed Air Corp., Gtd. Notes, 144A(b)	5.250%	04/01/23	3,025	3,198,938
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	625	706,250

				99,391,320

Pharmaceuticals — 1.6%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000%	05/15/19	6,250	6,281,250
Endo Finance LLC, Gtd. Notes, 144A(b)	5.750%	01/15/22	5,200	4,927,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(b)	6.000%	02/01/25	2,875	2,695,313
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,375	4,495,313
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.500%	03/01/23	1,925	1,513,531
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,920	2,299,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.875%	05/15/23	3,075	2,410,031
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	6.125%	04/15/25	19,195	14,780,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	7.500%	07/15/21	2,375	1,978,660
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	10,325	11,073,562

				52,454,310

Pipelines — 1.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(b)	6.000%		12/15/20	1,950	1,530,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%		04/01/23	4,500	3,330,000
Energy Transfer Equity LP, Sr. Sec’d. Notes(b)	7.500%		10/15/20	4,300	4,138,750
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	7,725	6,798,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%		08/01/22	5,425	5,018,125
MPLX LP, Gtd. Notes, 144A(b)	4.875%		12/01/24	3,550	3,277,491
MPLX LP, Gtd. Notes, 144A	4.875%		06/01/25	2,400	2,188,394
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(b)	5.500%		04/15/23	3,275	2,919,427
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(b)	5.750%		09/01/20	4,050	4,047,396
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,120,375; purchased 02/21/14-03/02/16)(b)(c)(d)	5.625%		04/15/20	5,375	5,079,375
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(b)(c)(d)	6.000%		01/15/19	5,522	5,383,950
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%		11/15/23	1,350	877,500
Selectica, Inc. (Escrow Shares)(c)(e)	—	%(a)(f)	01/01/20	1,350	14
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(b)	6.875%		02/01/21	1,000	980,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(b)	6.750%		03/15/24	4,950	4,863,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(b)	5.875%		10/01/20	2,847	2,822,089
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,025,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%		10/15/22	2,500	2,475,000

					58,754,636

Real Estate — 0.3%
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,227,265
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $8,277,875; purchased 11/10/14-03/29/16)(c)(d)	8.250%		12/01/22	8,225	8,492,313

					9,719,578

Real Estate Investment Trusts (REITs) — 1.2%
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,320,938
Equinix, Inc., Sr. Unsec’d. Notes(b)	5.875%		01/15/26	5,350	5,641,575
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		02/15/22	1,000	1,045,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,291,375
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		03/01/24	4,100	4,315,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,800	2,870,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b)	5.000%		04/15/23	5,278	5,396,755
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	4,300	4,214,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	1,950	1,959,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,480,395

					39,535,038

Retail — 5.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(b)	7.000%	05/20/22	5,635	5,775,875
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(b)	6.000%	04/01/22	6,875	7,150,000
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,250	5,250,000
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,420	8,935,150
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(c)	6.125%	03/15/20	2,400	1,500,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,800	6,270,000
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	3,400	3,442,500
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A(b)	5.750%	03/01/23	7,500	7,950,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	8,350	8,684,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	3,075	2,698,313
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,175	3,705,312
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,345	5,631,187
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	4,284	3,962,700
GameStop Corp., Gtd. Notes, 144A(b)	6.750%	03/15/21	4,350	4,208,625
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,612,875; purchased 06/06/13-01/03/14)(b)(c)(d)	9.250%	06/15/21	5,600	5,614,000
L Brands, Inc., Gtd. Notes(b)	5.625%	02/15/22	5,685	6,193,353
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,675,380; purchased 04/19/12-02/10/15)(c)(d)	9.375%	05/01/20	10,386	10,905,300
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(b)	8.000%	10/15/21	28,169	24,225,340
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	7,526	6,811,030
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%	12/15/22	154	157,850
Rite Aid Corp., Gtd. Notes, 144A(b)	6.125%	04/01/23	13,450	14,257,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(b)	5.625%	12/01/25	4,950	5,271,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,700	5,500,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,200	2,238,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $5,750,000; purchased 05/29/15)(b)(c)(d)	8.000%	06/15/22	5,750	5,318,750

				161,657,035

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	4,555	4,828,300
Micron Technology, Inc., Sr. Unsec’d. Notes(b)	5.500%	02/01/25	3,175	2,573,734
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/23	12,100	9,891,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	1,975	1,589,875
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,200	8,848,000
Microsemi Corp., Sr. Unsec’d. Notes, 144A(b)	9.125%	04/15/23	2,425	2,661,437
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	4.625%	06/15/22	6,800	6,978,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	4.875%	10/15/23	6,075	6,105,375
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	1,925	1,939,438
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(b)	6.250%	02/15/26	5,935	6,320,775

				51,737,184

Software — 4.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125%	07/15/21	20,845	15,008,400

Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000%	10/15/19	12,535	8,649,150
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	13,025	13,773,937
First Data Corp., Gtd. Notes, 144A(b)	7.000%	12/01/23	40,375	40,778,750
First Data Corp., Sec’d. Notes, 144A(b)	5.750%	01/15/24	9,825	9,824,018
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $12,981,194; purchased 04/03/14-10/05/15)(b)(c)(d)	7.125%	05/01/21	13,851	10,353,622
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	13,265	12,071,150
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	07/15/23	8,200	7,913,000
Nuance Communications, Inc., Gtd. Notes, 144A(b)	5.375%	08/15/20	9,325	9,459,047
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	10.500%	03/01/24	6,125	6,155,625

				133,986,699

Telecommunications — 5.6%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,300	5,008,500
Avaya, Inc., Sec’d. Notes, 144A(c)	10.500%	03/01/21	13,665	4,201,988
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,385,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	1,570	1,628,875
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20	22,980	23,554,500
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(b)	6.000%	06/15/25	8,550	8,630,156
CommScope, Inc., Gtd. Notes, 144A(b)	5.500%	06/15/24	3,350	3,383,500
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	6,697	6,948,137
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	466,440
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,575	4,780,562
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	5,500	4,853,750
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250%	09/15/21	1,525	1,409,695
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,950	1,725,750
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	250	258,600
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	4,290,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	5.500%	08/01/23	12,000	7,230,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	3,676,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,005	1,191,488
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	11,765	3,514,794
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	795,331
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	16,670	12,169,100
Sprint Capital Corp., Gtd. Notes(b)	6.900%	05/01/19	10,565	9,165,137
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	2,782,160
Sprint Corp., Gtd. Notes(b)	7.125%	06/15/24	9,875	7,332,187
Sprint Corp., Gtd. Notes(b)	7.625%	02/15/25	5,025	3,731,063
Sprint Corp., Gtd. Notes	7.875%	09/15/23	2,000	1,529,580
T-Mobile USA, Inc., Gtd. Notes(b)	6.375%	03/01/25	7,350	7,524,562
T-mobile USA, Inc., Gtd. Notes(b)	6.500%	01/15/26	9,425	9,790,219
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,904,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(b)	5.303%	05/30/24	8,525	8,738,125
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	5,450	4,999,285
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A(b)	7.375%	04/23/21	13,425	12,149,625
Windstream Services LLC, Gtd. Notes(b)	6.375%	08/01/23	1,675	1,226,938
Windstream Services LLC, Gtd. Notes(b)	7.500%	04/01/23	3,860	2,885,350

				180,861,147

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes(b)	6.250%	06/01/21	19,432	19,529,160

Transportation — 0.8%
Hornbeck Offshore Services, Inc., Gtd. Notes(b)	5.875%	04/01/20	3,622	2,191,310

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	2,106,000
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	4,375	4,364,063
XPO Logistics, Inc., Gtd. Notes, 144A(b)	6.500%	06/15/22	12,250	11,897,812
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%	09/01/19	5,125	5,304,375

				25,863,560

TOTAL CORPORATE BONDS (cost $3,264,929,760)				3,053,684,311

			Shares
COMMON STOCKS
Media
DEX Media, Inc.*(c)			36,485	3,284

Telecommunications
Netia SA (Poland)*(c)			227,114	302,518

TOTAL COMMON STOCKS (cost $24,169,934)				305,802

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Goldman Sachs Group, Inc. (The) Series K(b)(c)			87,000	2,420,340

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)(e)			3,000	141,000

Cable
Adelphia Communications Corp. (Class A Stock)*(c)(e)(f)			5,000	5

Electric — 0.2%
Dynegy, Inc. Series A(b)(c)			131,890	7,056,115

TOTAL PREFERRED STOCKS (cost $8,886,094)				9,617,460

			Units
WARRANTS*
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (cost $0)(c)(e)			5,557	56

TOTAL LONG-TERM INVESTMENTS (cost $3,380,865,749)				3,132,597,701

SHORT-TERM INVESTMENTS — 24.9%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,173,140)(g)			545,175	5,059,219
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $802,112,786; includes $762,160,737 of cash collateral for securities on loan)(g)(h)			802,112,786	802,112,786

TOTAL SHORT-TERM INVESTMENTS (cost $807,285,926)				807,172,005

TOTAL INVESTMENTS — 121.5% (cost $4,188,151,675)	3,939,769,706
Liabilities in excess of other assets(i) — (21.5)%	(696,355,514)

NET ASSETS — 100.0%	$3,243,414,192

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $748,383,650; cash collateral of $762,160,737 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $273,942,050. The aggregate value of $239,416,052 is approximately 7.4% of net assets.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $747,326 and 0.02% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
378	2 Year U.S. Treasury Notes	Jun. 2016	$82,656,431	$82,687,500	$31,069
855	5 Year U.S. Treasury Notes	Jun. 2016	103,504,621	103,595,273	90,652
53	U.S. Long Bonds	Jun. 2016	8,759,446	8,715,188	(44,258)

					77,463

	Short Position:
447	10 Year U.S. Treasury Notes	Jun. 2016	58,320,540	58,284,609	35,931

					$113,394

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(2)	Cash of $750,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$11,784,036	$—
Residential Mortgage-Backed Securities	—	79,363	—
Bank Loans	—	56,206,296	—
Collateralized Mortgage Obligations	—	920,377	—
Corporate Bonds	—	3,053,078,046	606,265
Common Stocks	305,802	—	—
Preferred Stocks	9,476,455	—	141,005
Warrants	—	—	56
Affiliated Mutual Funds	807,172,005	—	—
Other Financial Instruments*
Futures Contracts	113,394	—	—

Total	$817,067,656	$3,122,068,118	$747,326

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 0.9%
Boeing Co. (The)	15,483	$1,965,412

Banks — 4.8%
JPMorgan Chase & Co.	91,944	5,444,924
PNC Financial Services Group, Inc. (The)	53,588	4,531,937

		9,976,861

Beverages — 1.9%
Monster Beverage Corp.*	30,147	4,021,007

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	34,984	4,870,473
Celgene Corp.*	50,982	5,102,788

		9,973,261

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	21,418	3,362,198

Chemicals — 0.8%
FMC Corp.	40,484	1,634,339

Consumer Finance — 1.5%
SLM Corp.*	482,530	3,068,891

Electrical Equipment — 1.8%
Eaton Corp. PLC	61,559	3,851,131

Energy Equipment & Services — 1.4%
Halliburton Co.	78,930	2,819,380

Food Products — 1.6%
Mondelez International, Inc. (Class A Stock)	85,427	3,427,331

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	25,299	2,697,632

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	56,179	2,964,566
McDonald’s Corp.	27,702	3,481,587

		6,446,153

Insurance — 2.3%
MetLife, Inc.	109,780	4,823,733

Internet & Catalog Retail — 7.8%
Amazon.com, Inc.*	18,607	11,045,859
Netflix, Inc.*	51,850	5,300,626

		16,346,485

Internet Software & Services — 16.3%
Alphabet, Inc. (Class A Stock)*	7,934	6,052,848
Alphabet, Inc. (Class C Stock)*	8,126	6,053,464
eBay, Inc.*	78,538	1,873,916
Facebook, Inc. (Class A Stock)*	107,559	12,272,482
Tencent Holdings Ltd. (China), ADR(a)	377,413	7,714,322

		33,967,032

IT Services — 5.7%
MasterCard, Inc. (Class A Stock)	40,028	3,782,646
Visa, Inc. (Class A Stock)(a)	106,517	8,146,420

		11,929,066

Media — 1.6%
Comcast Corp. (Class A Stock)	55,929	3,416,143

Multi-Utilities — 1.8%
PG&E Corp.	62,249	3,717,510

Multiline Retail — 1.7%
Target Corp.	42,560	3,501,837

Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.	34,927	1,626,551
Noble Energy, Inc.	81,618	2,563,621

		4,190,172

Pharmaceuticals — 8.7%
Allergan PLC*	13,280	3,559,439
Bristol-Myers Squibb Co.	73,598	4,701,440
Pfizer, Inc.	66,163	1,961,071
Shire PLC (Ireland), ADR(a)	45,699	7,855,658

		18,077,608

Semiconductors & Semiconductor Equipment — 1.5%
Texas Instruments, Inc.	56,180	3,225,856

Software — 9.1%
Adobe Systems, Inc.*	65,158	6,111,820
Microsoft Corp.	60,781	3,356,935
salesforce.com, inc.*	128,987	9,523,110

		18,991,865

Specialty Retail — 7.4%
Industria de Diseno Textil SA (Spain)	160,579	5,382,558
O’Reilly Automotive, Inc.*	19,611	5,366,746
TJX Cos., Inc. (The)	60,277	4,722,703

		15,472,007

Textiles, Apparel & Luxury Goods — 6.0%
NIKE, Inc. (Class B Stock)	114,762	7,054,420
Under Armour, Inc. (Class A Stock)*(a)	64,037	5,432,259

		12,486,679

TOTAL LONG-TERM INVESTMENTS (cost $169,894,228)		203,389,589

SHORT-TERM INVESTMENT — 13.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $28,655,252; includes $19,309,853 of cash collateral for securities on loan)(b)(c)	28,655,252	28,655,252

TOTAL INVESTMENTS — 111.1% (cost $198,549,480)		232,044,841
Liabilities in excess of other assets — (11.1)%		(23,116,184)

NET ASSETS — 100.0%		$208,928,657

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,966,946; cash collateral of $19,309,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,965,412	$—	$—
Banks	9,976,861	—	—
Beverages	4,021,007	—	—
Biotechnology	9,973,261	—	—
Capital Markets	3,362,198	—	—
Chemicals	1,634,339	—	—
Consumer Finance	3,068,891	—	—
Electrical Equipment	3,851,131	—	—
Energy Equipment & Services	2,819,380	—	—
Food Products	3,427,331	—	—
Health Care Equipment & Supplies	2,697,632	—	—
Hotels, Restaurants & Leisure	6,446,153	—	—
Insurance	4,823,733	—	—
Internet & Catalog Retail	16,346,485	—	—
Internet Software & Services	33,967,032	—	—
IT Services	11,929,066	—	—
Media	3,416,143	—	—
Multi-Utilities	3,717,510	—	—
Multiline Retail	3,501,837	—	—
Oil, Gas & Consumable Fuels	4,190,172	—	—
Pharmaceuticals	18,077,608	—	—
Semiconductors & Semiconductor Equipment	3,225,856	—	—
Software	18,991,865	—	—
Specialty Retail	10,089,449	5,382,558	—
Textiles, Apparel & Luxury Goods	12,486,679	—	—
Affiliated Mutual Fund	28,655,252	—	—

Total	$226,662,283	$5,382,558	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	193,192	$24,523,793

Automobiles — 1.3%
Tesla Motors, Inc.*(a)	89,049	20,460,789

Beverages — 1.3%
Constellation Brands, Inc. (Class A Stock)	31,414	4,746,341
Monster Beverage Corp.*	125,917	16,794,810

		21,541,151

Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.*	166,556	23,187,926
Biogen Idec, Inc.*	79,345	20,655,091
BioMarin Pharmaceutical, Inc.*	95,490	7,876,015
Celgene Corp.*	318,200	31,848,638
Regeneron Pharmaceuticals, Inc.*	52,661	18,981,131

		102,548,801

Capital Markets — 0.6%
Morgan Stanley	351,815	8,798,893

Chemicals — 0.8%
Monsanto Co.	141,992	12,458,378

Communications Equipment — 0.8%
Palo Alto Networks, Inc.*	79,206	12,921,667

Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	188,109	18,619,029

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	109,307	8,061,391

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	179,837	28,338,714
Kroger Co. (The)	753,063	28,804,660

		57,143,374

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	601,890	25,177,059

Hotels, Restaurants & Leisure — 5.3%
Marriott International, Inc. (Class A Stock)(a)	420,188	29,908,982
McDonald’s Corp.	188,466	23,686,407
Starbucks Corp.	527,225	31,475,332

		85,070,721

Industrial Conglomerates — 0.5%
General Electric Co.	249,310	7,925,565

Internet & Catalog Retail — 9.2%
Amazon.com, Inc.*	132,924	78,909,003
JD.com, Inc. (China), ADR*(a)	326,641	8,655,987
Netflix, Inc.*	345,811	35,352,259
Priceline Group, Inc. (The)*	18,448	23,778,734

		146,695,983

Internet Software & Services — 15.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	309,844	24,486,971
Alphabet, Inc. (Class A Stock)*	63,535	48,470,852

Alphabet, Inc. (Class C Stock)	66,527	49,559,289
Facebook, Inc. (Class A Stock)*	689,184	78,635,894
Tencent Holdings Ltd. (China)	1,854,967	37,923,628

		239,076,634

IT Services — 7.7%
FleetCor Technologies, Inc.*	129,079	19,200,501
MasterCard, Inc. (Class A Stock)	512,416	48,423,312
Visa, Inc. (Class A Stock)(a)	724,375	55,400,200

		123,024,013

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	127,892	20,732,572

Media — 3.0%
Time Warner, Inc.	255,533	18,538,919
Walt Disney Co. (The)(a)	292,675	29,065,554

		47,604,473

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	167,253	16,899,243

Pharmaceuticals — 6.4%
Allergan PLC*	81,437	21,827,559
Bristol-Myers Squibb Co.	533,931	34,107,512
Novo Nordisk A/S (Denmark), ADR	387,066	20,975,107
Shire PLC (Ireland), ADR(a)	146,756	25,227,356

		102,137,534

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	201,219	20,598,789

Semiconductors & Semiconductor Equipment — 1.3%
NVIDIA Corp.(a)	106,398	3,790,961
NXP Semiconductors NV (Netherlands)*	199,937	16,208,892

		19,999,853

Software — 10.3%
Adobe Systems, Inc.*	380,054	35,649,065
Atlassian Corp. PLC (United Kingdom) (Class A Stock)*(a)	23,960	602,594
Microsoft Corp.	666,603	36,816,484
Red Hat, Inc.*	343,834	25,619,071
salesforce.com, inc.*	462,573	34,151,765
Splunk, Inc.*	270,013	13,211,736
Workday, Inc. (Class A Stock)*(a)	234,379	18,009,682

		164,060,397

Specialty Retail — 7.8%
Home Depot, Inc. (The)	148,508	19,815,422
Inditex SA (Spain)	1,086,961	36,434,590
L. Brands, Inc.	115,742	10,163,305
O’Reilly Automotive, Inc.*	120,618	33,008,322
TJX Cos., Inc. (The)	319,652	25,044,734

		124,466,373

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	672,244	73,267,874

Textiles, Apparel & Luxury Goods — 5.5%
Luxottica Group SpA (Italy)	249,260	13,731,231
NIKE, Inc. (Class B Stock)	781,606	48,045,321
Under Armour, Inc. (Class A Stock)*(a)	307,005	26,043,234

		87,819,786

TOTAL LONG-TERM INVESTMENTS (cost $913,418,764)		1,591,634,135

SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $205,186,869; includes $204,249,589 of cash collateral for securities on loan)(b)(c)	205,186,869	205,186,869

TOTAL INVESTMENTS — 112.8% (cost $1,118,605,633)		1,796,821,004
Liabilities in excess of other assets — (12.8)%		(203,429,935)

NET ASSETS — 100.0%		$1,593,391,069

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $200,193,487; cash collateral of $204,249,589 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,523,793	$—	$—
Automobiles	20,460,789	—	—
Beverages	21,541,151	—	—
Biotechnology	102,548,801	—	—
Capital Markets	8,798,893	—	—
Chemicals	12,458,378	—	—
Communications Equipment	12,921,667	—	—
Diversified Financial Services	18,619,029	—	—
Energy Equipment & Services	8,061,391	—	—
Food & Staples Retailing	57,143,374	—	—
Health Care Equipment & Supplies	25,177,059	—	—
Hotels, Restaurants & Leisure	85,070,721	—	—
Industrial Conglomerates	7,925,565	—	—
Internet & Catalog Retail	146,695,983	—	—
Internet Software & Services	201,153,006	37,923,628	—
IT Services	123,024,013	—	—
Life Sciences Tools & Services	20,732,572	—	—
Media	47,604,473	—	—
Oil, Gas & Consumable Fuels	16,899,243	—	—
Pharmaceuticals	102,137,534	—	—

Real Estate Investment Trusts (REITs)	20,598,789	—	—
Semiconductors & Semiconductor Equipment	19,999,853	—	—
Software	164,060,397	—	—
Specialty Retail	88,031,783	36,434,590	—
Technology Hardware, Storage & Peripherals	73,267,874	—	—
Textiles, Apparel & Luxury Goods	74,088,555	13,731,231	—
Affiliated Mutual Fund	205,186,869	—	—

Total	$1,708,731,555	$88,089,449	$—

Money Market Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 19.3%
Bank of America NA	0.460%		04/07/16	10,000	$10,000,115
Bank of America NA	0.600%		04/18/16	3,000	3,000,070
Bank of America NA	0.680%		05/10/16	4,000	4,000,388
Bank of Montreal	0.600%		04/04/16	3,000	3,000,021
Bank of Nova Scotia	0.773	%(a)	07/26/16	2,000	2,000,000
Bank of Nova Scotia	0.808	%(a)	05/16/16	1,000	1,000,157
Bank of Nova Scotia	0.826	%(a)	05/27/16	600	599,967
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.490%		05/17/16	4,000	4,000,000
BNP Paribas SA	0.600%		06/21/16	4,000	4,000,000
Branch Banking and Trust Co.	0.550%		06/17/16	10,000	10,000,000
Branch Banking and Trust Co.	0.550%		07/01/16	1,000	1,000,000
Branch Banking and Trust Co.	0.590%		06/01/16	4,000	4,000,000
Canadian Imperial Bank of Commerce	0.731	%(a)	07/06/16	8,000	8,002,645
Citibank NA	0.650%		05/19/16	4,000	4,000,000
Citibank NA	0.710%		07/08/16	9,000	9,000,000
Royal Bank of Canada	0.973	%(a)	06/21/16	12,000	12,010,607
State Street Bank & Trust Co.	0.652	%(a)	06/10/16	9,000	9,000,000
Sumitomo Mitsui Banking Corp.	0.600%		06/13/16	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.700%		07/05/16	4,000	4,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.510%		04/11/16	2,000	2,000,036
Sumitomo Mitsui Trust Bank Ltd.	0.740%		05/02/16	6,000	6,001,390
Svenska Handelsbanken AB	0.753	%(a)	07/27/16	2,000	2,000,000
Toronto-Dominion Bank (The)	0.583	%(a)	05/27/16	10,000	10,001,509
U.S. Bank NA	0.540%		04/20/16	10,000	10,000,210
Wells Fargo Bank NA	0.460%		04/15/16	5,000	4,999,921
Wells Fargo Bank NA	0.581	%(a)	05/03/16	2,000	2,000,000
Wells Fargo Bank NA	0.782	%(a)	07/21/16	3,000	3,000,000

					135,617,036

COMMERCIAL PAPER — 28.3%
BASF SE, 144A	0.664	%(b)	06/02/16	6,000	5,993,280
BMW U.S. Capital LLC, 144A	0.387	%(b)	04/13/16	10,000	9,998,733
BMW U.S. Capital LLC, 144A	0.402	%(b)	04/18/16	4,000	3,999,254
Cargill, Inc., 144A	0.346	%(b)	04/01/16	18,602	18,602,000
CDP Financial, Inc., 144A	0.408	%(b)	04/01/16	3,000	3,000,000
CDP Financial, Inc., 144A	0.479	%(b)	04/18/16	14,000	13,996,892
Commonwealth Bank of Australia, 144A	0.552	%(a)	04/13/16	7,000	7,000,000
CPPIB Capital, Inc., 144A	0.397	%(b)	04/05/16	5,000	4,999,783
CPPIB Capital, Inc., 144A	0.582	%(b)	06/20/16	5,000	4,993,665
DNB Bank ASA, 144A	0.582	%(a)	04/21/16	4,000	4,000,000
DNB Bank ASA, 144A	0.612	%(b)	06/13/16	5,000	4,993,915
European Investment Bank	0.397	%(b)	04/05/16	9,000	8,999,610
European Investment Bank	0.551	%(b)	05/12/16	3,000	2,998,154
HSBC Bank PLC, 144A	0.585	%(a)	04/29/16	6,000	6,000,000
HSBC Bank PLC, 144A	0.803	%(a)	07/26/16	5,000	5,000,000
Hydro-Quebec, 144A	0.397	%(b)	04/15/16	3,000	2,999,545
ING US Funding LLC	0.612	%(b)	06/24/16	9,000	8,987,400
ING US Funding LLC	0.705	%(b)	07/21/16	7,000	6,985,106
International Finance Corp.	0.397	%(b)	04/20/16	1,000	999,794
International Finance Corp.	0.500	%(b)	05/05/16	3,000	2,998,612
International Finance Corp.	0.500	%(b)	05/09/16	3,000	2,998,448
JPMorgan Securities LLC, 144A	0.660	%(a)	05/09/16	2,000	2,000,000
JPMorgan Securities LLC, 144A	0.693	%(a)	04/27/16	4,000	4,000,000
KFW, 144A	0.571	%(b)	05/03/16	6,000	5,997,012
Novartis Finance Corp., 144A	0.418	%(b)	04/07/16	4,000	3,999,727
Novartis Securities Investment Ltd., 144A	0.418	%(b)	04/06/16	12,500	12,499,288

Ontario Teachers’ Finance Trust, 144A	0.623	%(b)	04/26/16	6,000	5,997,457
Ontario Teachers’ Finance Trust, 144A	0.756	%(b)	08/11/16	2,000	1,994,573
Ontario Teachers’ Finance Trust, 144A	0.849	%(b)	08/18/16	6,000	5,980,763
PSP Capital, Inc., 144A	0.571	%(b)	06/14/16	2,000	1,997,698
PSP Capital, Inc., 144A	0.633	%(b)	06/13/16	5,000	4,993,711
Schlumberger Investment SA, 144A	0.459	%(b)	04/06/16	10,000	9,999,375
Schlumberger Investment SA, 144A	0.479	%(b)	04/13/16	2,000	1,999,687
Schlumberger Investment SA, 144A	0.510	%(b)	04/05/16	3,000	2,999,833
Siemens Capital Co. LLC, 144A	0.510	%(b)	06/10/16	3,000	2,997,083
Siemens Capital Co. LLC, 144A	0.510	%(b)	06/15/16	1,000	998,958

					198,999,356

OTHER CORPORATE OBLIGATIONS — 5.2%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	1.142	%(a)	07/15/16	2,500	2,502,577
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.832	%(a)	06/03/16	7,000	7,001,494
GE Capital International Funding Co., Gtd. Notes, MTN, 144A	0.964%		04/15/16	9,000	9,001,403
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.500%		04/15/16	6,129	6,129,045
Nordea Bank AB, Sr. Unsec’d. Notes, MTN, 144A	0.875%		05/13/16	1,740	1,740,474
Svenska Handelsbanken AB, Gtd. Notes	3.125%		07/12/16	3,000	3,018,907
Toyota Motor Credit Corp., Sr. Unsec’d. Notes	0.908	%(a)	05/17/16	2,000	2,000,553
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.783	%(a)	06/02/16	5,000	5,001,045

					36,395,498

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.2%
Federal Farm Credit Bank	0.373	%(a)	07/25/16	2,000	1,999,781
Federal Farm Credit Bank	0.383	%(b)	06/06/16	5,000	4,996,563
Federal Farm Credit Bank	0.398	%(b)	06/16/16	2,000	1,998,353
Federal Farm Credit Bank	0.410	%(a)	10/03/16	5,000	4,999,389
Federal Farm Credit Bank	0.413	%(a)	09/27/16	2,025	2,024,805
Federal Farm Credit Bank	0.433	%(a)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.433	%(a)	12/28/16	2,000	1,999,850
Federal Farm Credit Bank	0.458	%(a)	05/04/16	4,000	4,000,169
Federal Farm Credit Bank	0.458	%(a)	09/14/16	4,000	4,000,397
Federal Farm Credit Bank	0.473	%(a)	08/29/17	2,000	1,997,174
Federal Farm Credit Bank	0.509	%(a)	06/30/16	4,000	3,999,856
Federal Home Loan Bank	0.255	%(b)	04/13/16	6,000	5,999,500
Federal Home Loan Bank	0.326	%(b)	05/03/16	10,900	10,896,900
Federal Home Loan Bank	0.346	%(b)	04/01/16	5,000	5,000,000
Federal Home Loan Bank	0.357	%(b)	04/20/16	30,000	29,994,455
Federal Home Loan Bank	0.359	%(b)	04/06/16	11,000	10,999,461
Federal Home Loan Bank	0.375	%(b)	04/27/16	17,000	16,995,486
Federal Home Loan Bank	0.385	%(a)	08/18/16	2,000	1,999,960
Federal Home Loan Bank	0.387	%(b)	04/15/16	19,000	18,997,192
Federal Home Loan Bank	0.387	%(b)	04/22/16	5,000	4,998,892
Federal Home Loan Bank	0.387	%(a)	08/19/16	3,000	2,999,942
Federal Home Loan Bank	0.392	%(a)	08/24/16	10,000	9,999,620
Federal Home Loan Bank	0.393	%(a)	08/25/16	3,000	3,000,000
Federal Home Loan Bank	0.408	%(b)	06/01/16	5,000	4,996,611
Federal Home Loan Bank	0.412	%(b)	05/06/16	5,000	4,998,036
Federal Home Loan Bank	0.413	%(b)	06/09/16	4,000	3,996,895
Federal Home Loan Bank	0.413	%(a)	09/08/16	3,000	3,000,000
Federal Home Loan Bank	0.414	%(a)	09/01/16	7,000	6,999,729
Federal Home Loan Bank	0.414	%(a)	09/01/16	1,000	1,000,000
Federal Home Loan Bank	0.416	%(a)	09/02/16	4,000	4,000,000
Federal Home Loan Bank	0.418	%(b)	04/29/16	8,500	8,497,289

Federal Home Loan Bank	0.433	%(a)	07/06/16	2,000	2,000,000
Federal Home Loan Bank	0.441	%(a)	03/17/17	5,000	4,996,164
Federal Home Loan Bank	0.510	%(b)	04/25/16	7,000	6,997,667
Federal Home Loan Bank	0.513	%(a)	10/13/16	3,000	2,999,832
Federal Home Loan Bank	0.521	%(a)	04/28/16	4,000	4,000,000
Federal Home Loan Bank	0.537	%(a)	07/11/16	5,000	4,999,931
Federal Home Loan Bank	0.537	%(a)	10/11/16	4,000	3,999,750
Federal Home Loan Bank	0.565	%(a)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.588	%(a)	08/01/17	2,000	2,000,000
Federal Home Loan Bank	0.589	%(a)	08/21/17	1,000	999,860
Federal Home Loan Bank	0.592	%(b)	09/14/16	5,000	4,986,628
Federal Home Loan Bank	0.620	%(a)	09/11/17	2,000	1,999,856
Federal Home Loan Mortgage Corp.	0.387	%(b)	06/28/16	4,000	3,996,284
Federal Home Loan Mortgage Corp.	0.406	%(a)	09/02/16	5,000	5,000,000
Federal Home Loan Mortgage Corp.	0.427	%(a)	07/21/16	2,000	1,999,972
Federal Home Loan Mortgage Corp.	0.437	%(a)	04/20/17	7,000	6,998,874
Federal National Mortgage Assoc.	0.357	%(b)	06/02/16	6,000	5,996,383
Federal National Mortgage Assoc.	0.377	%(b)	06/14/16	2,000	1,998,479
Federal National Mortgage Assoc.	0.408	%(b)	07/19/16	2,000	1,997,578
Federal National Mortgage Assoc.	0.443	%(a)	07/25/16	3,000	3,000,392
Federal National Mortgage Assoc.	0.448	%(a)	01/26/17	1,000	999,793
Federal National Mortgage Assoc.	0.514	%(a)	10/21/16	9,000	8,998,679

					283,352,427

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bills	0.278	%(b)	04/21/16	5,000	4,999,242
U.S. Treasury Bills	0.343	%(b)	06/16/16	10,000	9,992,901
U.S. Treasury Notes	0.250%		04/15/16 - 05/15/16	10,500	10,500,256
U.S. Treasury Notes	0.375%		05/31/16	4,000	4,001,058
U.S. Treasury Notes	0.500%		06/30/16	4,000	4,000,920
U.S. Treasury Notes	1.500%		06/30/16	11,000	11,029,910
U.S. Treasury Notes	1.750%		05/31/16	5,000	5,012,367

					49,536,654

TOTAL INVESTMENTS — 100.0% (amortized cost $703,900,971)					703,900,971
Other assets in excess of liabilities					56,863

NET ASSETS — 100.0%					$703,957,834

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(b)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$135,617,036	$—
Commercial Paper	—	198,999,356	—
Other Corporate Obligations	—	36,395,498	—
U.S. Government Agency Obligations	—	283,352,427	—
U.S. Treasury Obligations	—	49,536,654	—

Total	$—	$703,900,971	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 96.0%
Aluminum — 1.6%
Alcoa, Inc.(a)	710,381	$6,805,450

Automobile Manufacturers — 0.7%
Tesla Motors, Inc.*(a)	12,200	2,803,194

Construction Materials — 2.0%
Vulcan Materials Co.	79,245	8,365,895

Diversified Chemicals — 4.6%
Arkema SA (France)	96,985	7,265,897
BASF SE (Germany)	82,802	6,226,355
Dow Chemical Co. (The)	114,987	5,848,239

		19,340,491

Diversified Metals & Mining — 5.8%
Antofagasta PLC (United Kingdom)*	723,120	4,859,715
BHP Billiton PLC (Australia)	535,960	6,001,860
Freeport-McMoRan, Inc.*(a)	324,755	3,357,967
Lundin Mining Corp. (Canada)*	1,831,023	5,766,224
Rio Tinto PLC (United Kingdom)	171,720	4,813,413

		24,799,179

Fertilizers & Agricultural Chemicals — 3.7%
Agrium, Inc. (Canada)(a)	55,485	4,898,914
Potash Corp. of Saskatchewan, Inc. (Canada)	142,497	2,425,878
Syngenta AG (Switzerland)	9,108	3,777,059
Yara International ASA (Norway)	122,315	4,591,678

		15,693,529

Gold — 0.9%
Goldcorp, Inc. (Canada)	243,775	3,956,468

Heavy Electrical Equipment — 3.9%
Gamesa Corp. Tecnologica SA (Spain)	339,935	6,689,703
Nordex SE (Germany)*	141,635	3,875,754
Vestas Wind Systems A/S (Denmark)	87,675	6,177,558

		16,743,015

Integrated Oil & Gas — 16.3%
BP PLC (United Kingdom)	1,876,250	9,387,531
Exxon Mobil Corp.	184,230	15,399,786
Occidental Petroleum Corp.	112,157	7,674,903
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	343,605	8,296,651
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	217,503	5,292,870
Suncor Energy, Inc. (Canada)	405,565	11,278,763
Total SA (France)	261,805	11,912,505

		69,243,009

Oil & Gas Drilling — 1.4%
Patterson-UTI Energy, Inc.	340,233	5,994,905

Oil & Gas Equipment & Services — 8.9%
Baker Hughes, Inc.	42,899	1,880,263
Halliburton Co.	185,954	6,642,277
Schlumberger Ltd.	160,941	11,869,399
U.S. Silica Holdings, Inc.(a)	262,610	5,966,499
Weatherford International PLC*	1,457,200	11,337,016

		37,695,454

Oil & Gas Exploration & Production — 34.6%
Anadarko Petroleum Corp.	93,810	4,368,732
Antero Resources Corp.*(a)	249,380	6,202,080
Cabot Oil & Gas Corp.	327,450	7,436,389
Concho Resources, Inc.*	172,767	17,456,378
Continental Resources, Inc.*(a)	296,000	8,986,560
EOG Resources, Inc.	182,396	13,238,302
Hess Corp.	109,440	5,762,016
Laredo Petroleum, Inc.*(a)	785,225	6,226,834
Parsley Energy, Inc. (Class A Stock)*	234,805	5,306,593
PDC Energy, Inc.*	395,249	23,497,553
Pioneer Natural Resources Co.(a)	131,081	18,448,340
Range Resources Corp.(a)	536,052	17,357,364
SM Energy Co.(a)	387,720	7,265,873
Whiting Petroleum Corp.*(a)	642,500	5,127,150

		146,680,164

Oil & Gas Refining & Marketing — 3.8%
Marathon Petroleum Corp.	137,418	5,109,201
Phillips 66	55,759	4,828,172
Valero Energy Corp.	93,747	6,012,933

		15,950,306

Precious Metals & Minerals
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)(d)	129,100	9,634

Railroads — 2.9%
Canadian National Railway Co. (Canada)	99,935	6,245,024
Kansas City Southern	69,685	5,954,583

		12,199,607

Semiconductors — 1.1%
Sunpower Corp. (France)*(a)	200,635	4,482,186

Specialty Chemicals — 2.9%
Ecolab, Inc.	51,733	5,769,264
PPG Industries, Inc.	60,327	6,725,857

		12,495,121

Steel — 0.9%
Vale SA (Brazil) ADR(a)	877,280	3,693,349

TOTAL COMMON STOCKS (cost $332,990,477)		406,950,956

EXCHANGE TRADED FUNDS — 2.3%
Guggenheim Solar ETF(a)	165,325	3,746,264
Market Vectors Gold Miners ETF	307,415	6,142,152

TOTAL EXCHANGE TRADED FUNDS (cost $8,953,193)		9,888,416

TOTAL LONG-TERM INVESTMENTS (cost $341,943,670)		416,839,372

SHORT-TERM INVESTMENT — 14.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $63,117,139; includes $62,018,202 of cash collateral for securities on loan)(e)(f)	63,117,139	63,117,139

TOTAL INVESTMENTS — 113.2% (cost $405,060,809)		479,956,511
Liabilities in excess of other assets — (13.2)%		(56,127,693)

NET ASSETS — 100.0%		$423,828,818

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,521,251; cash collateral of $62,018,202 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid. (Unaudited)
(c)	Indicates a restricted security; the aggregate original cost of such securities is $1,102,975. The aggregate value of, $9,634, is approximately 0.0% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,634 and 0.0% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$6,805,450	$—	$—
Automobile Manufacturers	2,803,194	—	—
Construction Materials	8,365,895	—	—
Diversified Chemicals	5,848,239	13,492,252	—
Diversified Metals & Mining	9,124,191	15,674,988	—
Fertilizers & Agricultural Chemicals	7,324,792	8,368,737	—
Gold	3,956,468	—	—
Heavy Electrical Equipment	—	16,743,015	—
Integrated Oil & Gas	34,353,452	34,889,557	—
Oil & Gas Drilling	5,994,905	—	—
Oil & Gas Equipment & Services	37,695,454	—	—
Oil & Gas Exploration & Production	146,680,164	—	—
Oil & Gas Refining & Marketing	15,950,306	—	—
Precious Metals & Minerals	—	—	9,634
Railroads	12,199,607	—	—
Semiconductors	4,482,186	—	—
Specialty Chemicals	12,495,121	—	—
Steel	3,693,349	—	—
Exchange Traded Funds	9,888,416	—	—
Affiliated Mutual Fund	63,117,139	—	—

Total	$390,778,328	$89,168,549	$9,634

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 96.5%
Argentina — 0.6%
MercadoLibre, Inc.	3,689	$434,749

Australia — 1.2%
Brambles Ltd.	20,640	191,213
Insurance Australia Group Ltd.	82,305	351,515
Macquarie Group Ltd.	6,239	315,781

		858,509

Austria — 0.4%
Andritz AG	5,450	298,574

Belgium — 0.2%
Colruyt SA	3,105	180,569

Canada — 2.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	19,242	856,352
Brookfield Asset Management, Inc. (Class A Stock)	15,264	531,035
Home Capital Group, Inc.	8,200	221,360
Suncor Energy, Inc.	13,849	385,693

		1,994,440

China — 7.8%
Alibaba Group Holding Ltd., ADR*(a)	11,690	923,861
Baidu, Inc., ADR*	2,837	541,527
China Overseas Land & Investment Ltd.	112,000	354,723
Ctrip.com International Ltd., ADR*(a)	11,473	507,795
JD.com, Inc., ADR*(a)	28,312	750,268
Lenovo Group Ltd.	92,000	71,702
NetEase, Inc., ADR	2,150	308,697
Tencent Holdings Ltd.	110,555	2,260,227

		5,718,800

Denmark — 1.5%
Jyske Bank A/S	2,957	133,294
Novo Nordisk A/S (Class B Stock)	17,884	968,483

		1,101,777

Finland — 0.9%
Kone OYJ (Class B Stock)	6,174	297,160
Sampo OYJ (Class A Stock)	8,020	379,864

		677,024

France — 9.8%
Air Liquide SA	1,100	123,410
Arkema SA	3,193	239,212
BNP Paribas SA	5,435	273,058
Cap Gemini SA	5,980	560,952
Dassault Systemes SA	18,024	1,428,073
Elior Group	8,020	175,608
JCDecaux SA	12,725	556,938
Pernod Ricard SA	1,940	216,025
Publicis Groupe SA	3,670	257,345
Safran SA	4,412	307,958
Sanofi	2,430	195,362
Schneider Electric SE	4,035	254,288
Sodexo SA	2,245	241,617
SPIE SA*	12,130	241,114
Total SA	7,378	335,710

Valeo SA	8,907	1,385,028
Vinci SA	5,284	392,201

		7,183,899

Germany — 7.0%
Adidas AG	6,176	721,117
Bayer AG	2,095	245,493
Bayerische Motoren Werke AG	3,163	290,382
Brenntag AG	4,250	242,177
Continental AG	6,020	1,365,398
Deutsche Boerse AG	2,845	242,235
Fresenius SE & Co. KGaA	10,423	759,760
GEA Group AG	2,685	131,004
KUKA AG(a)	3,795	396,528
Linde AG	700	101,709
Rational AG	301	160,890
SAP SE, ADR(a)	5,580	448,744

		5,105,437

Hong Kong — 1.0%
AIA Group Ltd.	70,000	397,882
Techtronic Industries Co. Ltd.	77,715	307,867

		705,749

India — 1.8%
HDFC Bank Ltd., ADR	16,446	1,013,567
Tata Motors Ltd.*	9,548	277,369

		1,290,936

Indonesia — 1.0%
Astra International Tbk PT	1,013,396	553,930
PT Tower Bersama Infrastructure Tbk*	178,477	78,251
PT Tower Bersama Infrastructure Tbk, 144A*(g)	256,930	112,648

		744,829

Ireland — 2.0%
AerCap Holdings NV*	5,400	209,304
Experian PLC	18,859	336,622
Ryanair Holdings PLC, ADR	5,726	491,405
Shire PLC	7,833	446,752

		1,484,083

Israel — 2.3%
Bezeq Israeli Telecommunication Corp. Ltd.	155,754	351,545
Check Point Software Technologies Ltd.*(a)	7,300	638,531
Teva Pharmaceutical Industries Ltd., ADR	13,525	723,723

		1,713,799

Italy — 3.7%
Anima Holding SpA	33,252	242,491
Anima Holding SpA, 144A(g)	5,753	41,954
Azimut Holding SpA	9,745	224,108
Brembo SpA	9,827	508,063
Intesa Sanpaolo SpA	117,118	323,834
Luxottica Group SpA	15,259	840,588
Moncler SpA	32,174	542,762

		2,723,800

Japan — 14.3%
Daikin Industries Ltd.	8,100	604,945
FANUC Corp.	3,752	581,067
Fuji Heavy Industries Ltd.	10,500	370,789
Hoya Corp.	8,700	330,693
Kansai Paint Co. Ltd.	17,800	285,714
Kao Corp.(a)	6,600	351,925
Keyence Corp.	1,300	708,984
Makita Corp.	4,900	303,726
Miraca Holdings, Inc.	5,200	213,472
Murata Manufacturing Co. Ltd.	2,200	265,467
Nabtesco Corp.	3,300	74,020
Nippon Prologis REIT, Inc., REIT	115	257,129
Nitori Holdings Co. Ltd.	3,200	292,800
Ono Pharmaceutical Co. Ltd.	34,235	1,448,232
ORIX Corp.	27,300	388,840
Pigeon Corp.	17,675	460,557
Santen Pharmaceutical Co. Ltd.	39,766	597,702
Shimano, Inc.	4,412	691,920
Shionogi & Co. Ltd.	11,816	555,366
SMC Corp.	2,250	521,388
Sundrug Co. Ltd.	4,700	351,294
Sysmex Corp.	6,629	414,418
Toyota Motor Corp.	7,300	387,159

		10,457,607

Jordan — 0.5%
Hikma Pharmaceuticals PLC	13,981	397,010

Mexico — 1.0%
Alsea SAB de CV	87,408	328,087
Alsea SAB de CV, 144A(g)	20,763	77,934
Wal-Mart de Mexico SAB de CV	121,300	287,152

		693,173

Netherlands — 3.3%
Akzo Nobel NV	4,693	319,908
ASML Holding NV	8,362	841,507
Koninklijke Ahold NV	11,865	266,504
NXP Semiconductors NV*	8,466	686,339
Royal Dutch Shell PLC (Class A Stock)	12,266	297,251

		2,411,509

Singapore — 0.8%
Broadcom Ltd.	3,750	579,375

South Africa — 0.5%
Bidvest Group Ltd. (The)	10,248	258,619
Discovery Ltd.	13,142	108,037

		366,656

South Korea — 1.5%
Amorepacific Corp.	2,140	723,686
Samsung Electronics Co. Ltd.	354	406,253

		1,129,939

Spain — 3.5%
Amadeus IT Holding SA (Class A Stock)	25,838	1,104,937
Banco Bilbao Vizcaya Argentaria SA	25,838	170,615
Industria de Diseno Textil SA	37,858	1,268,988

		2,544,540

Sweden — 2.6%
Assa Abloy AB (Class B Stock)	34,583	680,853
Atlas Copco AB (Class A Stock)	10,566	265,179
Hexagon AB (Class B Stock)	18,542	720,642
Nordea Bank AB	24,040	230,589

		1,897,263

Switzerland — 6.4%
Actelion Ltd.*	3,350	499,953
Cie Financiere Richemont SA	2,635	174,043
Givaudan SA	228	446,835
Julius Baer Group Ltd.*	4,905	210,213
Novartis AG	4,835	349,822
Partners Group Holding AG	1,956	785,821
Roche Holding AG	2,005	492,308
SGS SA	242	511,001
Sonova Holding AG	1,820	232,277
TE Connectivity Ltd.	4,400	272,448
UBS Group AG	18,285	294,133
Wolseley PLC	7,496	423,141

		4,691,995

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	118,000	588,564

United Kingdom — 14.7%
Aldermore Group PLC*	61,872	186,219
Aldermore Group PLC, 144A*(g)	43,437	130,734
ARM Holdings PLC	9,689	141,084
Atlassian Corp. PLC (Class A Stock)*	13,084	329,062
Barclays PLC	110,338	236,851
Bunzl PLC	16,402	475,767
Compass Group PLC	45,587	803,623
DCC PLC	3,190	281,335
Hargreaves Lansdown PLC	24,900	479,527
Howden Joinery Group PLC	41,425	284,330
IG Group Holdings PLC	22,529	258,424
ITV PLC	184,208	636,533
Lloyds Banking Group PLC	442,075	430,579
Marks & Spencer Group PLC	25,555	148,917
Micro Focus International PLC	5,759	129,670
OneSavings Bank PLC	70,603	337,470
OneSavings Bank PLC, 144A(g)	20,118	96,160
Prudential PLC	33,590	625,056
Reckitt Benckiser Group PLC	4,295	414,280
RELX PLC	47,280	877,092
SABMiller PLC	4,170	254,694
Spectris PLC	8,774	231,579
St. James’s Place PLC	105,317	1,384,739
TalkTalk Telecom Group PLC(a)	82,030	279,340
Travis Perkins PLC	10,017	262,403
Worldpay Group PLC*	132,169	520,712
WPP PLC	21,511	500,678

		10,736,858

United States — 2.7%
Allergan PLC*	3,182	852,872

AON PLC	4,060	424,067
Nielsen Holdings PLC(a)	7,720	406,535
Samsonite International SA	76,700	257,072

		1,940,546

TOTAL COMMON STOCKS (cost $62,729,593)		70,652,009

PARTICIPATORY NOTES† — 1.2%

	Units
India — 1.2%
Maruti Suzuki India Ltd., Private Placement, expiring 07/29/16, 144A(g)	7,396	415,099
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	75,344	434,609

TOTAL PARTICIPATORY NOTES (cost $1,064,943)		849,708

PREFERRED STOCK — 0.5%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $296,179)	3,010	331,124
TOTAL LONG-TERM INVESTMENTS (cost $64,090,715)		71,832,841

SHORT-TERM INVESTMENT — 6.0%

	Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,400,149; includes $3,342,156 of cash collateral for securities on loan)(b)(w)	4,400,149	4,400,149

TOTAL INVESTMENTS — 104.2% (cost $68,490,864)		76,232,990
Liabilities in excess of other assets — (4.2)%		(3,045,824)

NET ASSETS — 100.0%		$73,187,166

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
†	Participatory notes represented 1.2% of net assets, of which the Portfolio attributed 0.6% to Goldman Sachs & Co. and 0.6% to Credit Suisse First Boston Corp. as counterparties to the securities.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,038,043; cash collateral of $3,342,156 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$434,749	$—	$—
Australia	—	858,509	—
Austria	—	298,574	—
Belgium	—	180,569	—
Canada	1,994,440	—	—
China	3,032,148	2,686,652	—
Denmark	—	1,101,777	—
Finland	—	677,024	—
France	—	7,183,899	—
Germany	448,744	4,656,693	—
Hong Kong	—	705,749	—
India	1,290,936	—	—
Indonesia	—	744,829	—
Ireland	700,709	783,374	—
Israel	1,362,254	351,545	—
Italy	—	2,723,800	—
Japan	—	10,457,607	—
Jordan	—	397,010	—
Mexico	615,239	77,934	—
Netherlands	686,339	1,725,170	—
Singapore	579,375	—	—
South Africa	—	366,656	—
South Korea	—	1,129,939	—
Spain	—	2,544,540	—
Sweden	—	1,897,263	—
Switzerland	272,448	4,419,547	—
Taiwan	—	588,564	—
United Kingdom	945,872	9,790,986	—
United States	1,940,546	—	—
Preferred Stock
Germany	—	331,124	—
Participatory Notes
India	—	849,708	—
Affiliated Mutual Fund	4,400,149	—	—

Total	$18,703,948	$57,529,042	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Pharmaceuticals	10.0%
Internet Software & Services	6.1

Affiliated Mutual Fund (including 4.6% of collateral for securities on loan)	6.0
Insurance	5.0
Auto Components	4.5
Banks	4.3
Machinery	4.2
Media	4.0

Software	3.9
Semiconductors & Semiconductor Equipment	3.9
Capital Markets	3.6
Textiles, Apparel & Luxury Goods	3.4
Automobiles	3.2
Electronic Equipment, Instruments & Components	3.0
IT Services	3.0
Food & Staples Retailing	2.7
Specialty Retail	2.6
Trading Companies & Distributors	2.2
Chemicals	2.1
Hotels, Restaurants & Leisure	2.0
Building Products	1.7
Internet & Catalog Retail	1.7
Professional Services	1.7
Household Products	1.7
Personal Products	1.5
Oil, Gas & Consumable Fuels	1.4
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.3
Real Estate Management & Development	1.2
Diversified Financial Services	1.1
Leisure Products	0.9
Thrifts & Mortgage Finance	0.9
Diversified Telecommunication Services	0.9
Construction & Engineering	0.8
Wireless Telecommunication Services	0.8
Industrial Conglomerates	0.8
Biotechnology	0.7
Airlines	0.7
Technology Hardware, Storage & Peripherals	0.6
Beverages	0.6
Commercial Services & Supplies	0.5
Aerospace & Defense	0.4
Household Durables	0.4
Real Estate Investment Trusts (REITs)	0.3
Electrical Equipment	0.3
Multiline Retail	0.2

104.2
Liabilities in excess of other assets	(4.2)

100.0%

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.7%
Aerospace & Defense — 1.1%
AAR Corp.	35,671	$830,064
Aerojet Rocketdyne Holdings, Inc.*	69,675	1,141,277
Aerovironment, Inc.*	22,314	631,932
American Science & Engineering, Inc.	7,716	213,656
Cubic Corp.	23,673	945,973
Engility Holdings, Inc.*	18,600	348,936
Moog, Inc. (Class A Stock)*	36,194	1,653,342
National Presto Industries, Inc.	5,299	443,738
TASER International, Inc.*(a)	58,200	1,142,466

		7,351,384

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	26,800	1,132,836
Echo Global Logistics, Inc.*	27,000	733,320
Forward Air Corp.	33,256	1,507,162
Hub Group, Inc. (Class A Stock)*	37,970	1,548,796

		4,922,114

Airlines — 0.9%
Allegiant Travel Co.	14,194	2,527,384
Hawaiian Holdings, Inc.*	51,700	2,439,723
SkyWest, Inc.	55,360	1,106,646

		6,073,753

Auto Components — 1.0%
Dorman Products, Inc.*(a)	32,800	1,784,976
Drew Industries, Inc.	26,489	1,707,481
Gentherm, Inc.*	39,300	1,634,487
Motorcar Parts of America, Inc.*	19,900	755,802
Standard Motor Products, Inc.	21,299	738,010
Superior Industries International, Inc.	25,018	552,398

		7,173,154

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	29,031	651,746

Banks — 8.2%
Ameris Bancorp	30,100	890,358
Banc of California, Inc.	45,900	803,250
Banner Corp.	22,000	924,880
BBCN Bancorp, Inc.	86,082	1,307,586
Boston Private Financial Holdings, Inc.	90,302	1,033,958
Brookline Bancorp, Inc.	76,132	838,213
Cardinal Financial Corp.	35,000	712,250
Central Pacific Financial Corp.	34,000	740,180
City Holding Co.	16,544	790,472
Columbia Banking System, Inc.	60,708	1,816,383
Community Bank System, Inc.	47,696	1,822,464
CVB Financial Corp.(a)	107,100	1,868,895
First BanCorp (Puerto Rico)*	124,372	363,166
First Commonwealth Financial Corp.	95,910	849,763
First Financial Bancorp	66,703	1,212,661
First Financial Bankshares, Inc.(a)	71,478	2,114,319
First Midwest Bancorp, Inc.	84,740	1,527,015
First NBC Bank Holding Co.*	17,100	352,089
Glacier Bancorp, Inc.	82,373	2,093,922
Hanmi Financial Corp.	34,936	769,291

Home BancShares, Inc.	66,104	2,706,959
Independent Bank Corp.	28,506	1,310,136
LegacyTexas Financial Group, Inc.	47,300	929,445
MB Financial, Inc.	74,383	2,413,728
National Penn Bancshares, Inc.	151,376	1,610,641
NBT Bancorp, Inc.	46,810	1,261,530
OFG Bancorp (Puerto Rico)(a)	47,000	328,530
Old National Bancorp	123,647	1,507,257
Pinnacle Financial Partners, Inc.	38,371	1,882,481
S&T Bancorp, Inc.	37,673	970,456
Simmons First National Corp. (Class A Stock)	30,978	1,396,178
Southside Bancshares, Inc.	25,470	664,003
Sterling Bancorp	129,958	2,070,231
Talmer Bancorp, Inc. (Class A Stock)	68,700	1,242,783
Texas Capital Bancshares, Inc.*	49,700	1,907,486
Tompkins Financial Corp.	13,364	855,296
UMB Financial Corp.	45,772	2,363,208
United Bankshares, Inc.(a)	70,097	2,572,560
United Community Banks, Inc.	65,787	1,215,086
Westamerica Bancorporation(a)	27,700	1,349,267
Wilshire Bancorp, Inc.	76,213	784,994
Wintrust Financial Corp.	52,513	2,328,426

		56,501,796

Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	49,400	1,306,630
AMAG Pharmaceuticals, Inc.*(a)	37,600	879,840
Emergent BioSolutions, Inc.*	33,657	1,223,432
Enanta Pharmaceuticals, Inc.*	14,400	422,928
Ligand Pharmaceuticals, Inc.*(a)	19,700	2,109,673
MiMedx Group, Inc.*(a)	106,100	927,314
Momenta Pharmaceuticals, Inc.*	67,100	620,004
Repligen Corp.*	35,900	962,838
Spectrum Pharmaceuticals, Inc.*	63,500	403,860

		8,856,519

Building Products — 1.7%
AAON, Inc.	43,089	1,206,492
American Woodmark Corp.*	14,800	1,103,932
Apogee Enterprises, Inc.	31,338	1,375,425
Gibraltar Industries, Inc.*	32,168	920,005
Griffon Corp.(a)	40,829	630,808
PGT, Inc.*	52,100	512,664
Quanex Building Products Corp.	36,688	636,904
Simpson Manufacturing Co., Inc.	44,383	1,694,099
Trex Co., Inc.*	33,600	1,610,448
Universal Forest Products, Inc.	21,864	1,876,368

		11,567,145

Capital Markets — 1.6%
Calamos Asset Management, Inc. (Class A Stock)	18,600	157,914
Evercore Partners, Inc. (Class A Stock)	43,200	2,235,600
Financial Engines, Inc.(a)	56,000	1,760,080
Greenhill & Co., Inc.	30,000	666,000
HFF, Inc. (Class A Stock)	37,400	1,029,622
Interactive Brokers Group, Inc. (Class A Stock)(a)	63,300	2,488,956
INTL FCStone, Inc.*	16,800	449,064
Investment Technology Group, Inc.	35,466	783,799
Piper Jaffray Cos.*	16,365	811,049
Virtus Investment Partners, Inc.	7,310	570,984

		10,953,068

Chemicals — 2.2%
A. Schulman, Inc.	31,666	861,949
American Vanguard Corp.	27,748	437,864
Balchem Corp.	34,183	2,120,030
Calgon Carbon Corp.	54,654	766,249
Chemours Co. (The)	196,300	1,374,100
Flotek Industries, Inc.*(a)	57,800	423,674
FutureFuel Corp.	24,200	285,318
H.B. Fuller Co.	54,118	2,297,309
Hawkins, Inc.	10,300	371,727
Innophos Holdings, Inc.	20,800	642,928
Innospec, Inc.	26,100	1,131,696
Intrepid Potash, Inc.*	59,200	65,712
Koppers Holdings, Inc.*	22,200	498,834
Kraton Performance Polymers, Inc.*	33,000	570,900
LSB Industries, Inc.*	21,800	277,950
Quaker Chemical Corp.	14,398	1,221,814
Rayonier Advanced Materials, Inc.	46,400	440,800
Stepan Co.	19,770	1,093,083
Tredegar Corp.	26,835	421,846

		15,303,783

Commercial Services & Supplies — 3.1%
ABM Industries, Inc.(a)	60,703	1,961,314
Brady Corp. (Class A Stock)	50,822	1,364,062
Brink’s Co. (The)	53,000	1,780,270
Essendant, Inc.	40,442	1,291,313
G&K Services, Inc. (Class A Stock)	21,619	1,583,592
Healthcare Services Group, Inc.	78,176	2,877,659
Interface, Inc.	71,302	1,321,939
Matthews International Corp. (Class A Stock)	35,800	1,842,626
Mobile Mini, Inc.	48,397	1,598,069
Tetra Tech, Inc.	63,688	1,899,176
UniFirst Corp.	16,530	1,803,754
US Ecology, Inc.	23,600	1,042,176
Viad Corp.	21,747	634,142

		21,000,092

Communications Equipment — 1.9%
ADTRAN, Inc.	53,500	1,081,770
Bel Fuse, Inc. (Class B Stock)	9,622	140,481
Black Box Corp.	16,593	223,508
CalAmp Corp.*(a)	39,400	706,442
Comtech Telecommunications Corp.	17,459	408,017
Digi International, Inc.*	27,864	262,758
Harmonic, Inc.*	81,524	266,583
Ixia*	66,700	831,082
Lumentum Holdings, Inc.*	50,940	1,373,852
NETGEAR, Inc.*	35,046	1,414,807
Ruckus Wireless, Inc.*	97,100	952,551
ViaSat, Inc.*(a)	48,715	3,579,578
Viavi Solutions, Inc.*	250,800	1,720,488

		12,961,917

Construction & Engineering — 1.2%
Aegion Corp.*	38,337	808,527
Comfort Systems USA, Inc.	40,484	1,286,177

Dycom Industries, Inc.*(a)	35,631	2,304,257
EMCOR Group, Inc.	65,725	3,194,235
MYR Group, Inc.*	21,000	527,310
Orion Marine Group, Inc.*	28,600	148,148

		8,268,654

Construction Materials — 0.4%
Headwaters, Inc.*	80,068	1,588,549
US Concrete, Inc.*	15,000	893,700

		2,482,249

Consumer Finance — 0.9%
Cash America International, Inc.	26,444	1,021,796
Encore Capital Group, Inc.*(a)	25,600	658,944
Enova International, Inc.*	28,639	180,712
EZCORP, Inc. (Class A Stock)*	54,911	163,086
First Cash Financial Services, Inc.	30,625	1,410,587
Green Dot Corp. (Class A Stock)*	48,700	1,118,639
PRA Group, Inc.*(a)	50,067	1,471,469
World Acceptance Corp.*	9,252	350,836

		6,376,069

Containers & Packaging
Myers Industries, Inc.	23,720	305,039

Distributors — 0.3%
Core-Mark Holding Co., Inc.	25,300	2,063,468
VOXX International Corp.*	20,857	93,231

		2,156,699

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	17,433	359,643
Capella Education Co.	11,786	620,415
Career Education Corp.*	73,100	331,874
Regis Corp.*	41,200	625,828
Strayer Education, Inc.*	11,900	580,125
Universal Technical Institute, Inc.	22,006	94,846

		2,612,731

Diversified Telecommunication Services — 1.1%
8x8, Inc.*	95,700	962,742
Atlantic Tele-Network, Inc.	11,700	887,211
Cincinnati Bell, Inc.*	226,300	875,781
Cogent Communications Holdings, Inc.	44,500	1,736,835
Consolidated Communications Holdings, Inc.(a)	54,700	1,409,072
General Communication, Inc. (Class A Stock)*	31,924	584,848
Iridium Communications, Inc.*(a)	87,500	688,625
Lumos Networks Corp.*	24,521	314,849

		7,459,963

Electric Utilities — 0.7%
ALLETE, Inc.	49,997	2,803,332
El Paso Electric Co.	43,908	2,014,499

		4,817,831

Electrical Equipment — 1.1%
AZZ, Inc.	28,042	1,587,177
Encore Wire Corp.	22,331	869,346
EnerSys	47,000	2,618,840
Franklin Electric Co., Inc.	41,600	1,338,272

General Cable Corp.	53,100	648,351
Powell Industries, Inc.	9,572	285,341
Vicor Corp.*	17,331	181,629

		7,528,956

Electronic Equipment, Instruments & Components — 4.6%
Agilysys, Inc.*	16,032	163,687
Anixter International, Inc.*	30,764	1,603,112
Badger Meter, Inc.(a)	15,707	1,044,673
Benchmark Electronics, Inc.*	53,910	1,242,626
Checkpoint Systems, Inc.*	44,839	453,771
Coherent, Inc.*	26,200	2,407,780
CTS Corp.	34,964	550,333
Daktronics, Inc.	41,408	327,123
DTS, Inc.*	18,985	413,493
Electro Scientific Industries, Inc.*	29,241	209,073
ePlus, Inc.*	6,400	515,264
Fabrinet (Thailand)*	33,100	1,070,785
FARO Technologies, Inc.*	17,884	576,044
II-VI, Inc.*	57,062	1,238,816
Insight Enterprises, Inc.*	40,235	1,152,330
Itron, Inc.*	41,100	1,714,692
Littelfuse, Inc.	24,225	2,982,340
Mercury Systems, Inc.*	35,708	724,872
Methode Electronics, Inc.	39,866	1,165,682
MTS Systems Corp.	16,035	975,730
Newport Corp.*	41,908	963,884
OSI Systems, Inc.*	20,000	1,309,800
Park Electrochemical Corp.	21,644	346,520
Plexus Corp.*	36,220	1,431,414
QLogic Corp.*	89,600	1,204,224
Rofin-Sinar Technologies, Inc.*	30,900	995,598
Rogers Corp.*	19,531	1,169,321
Sanmina Corp.*	83,600	1,954,568
ScanSource, Inc.*	28,433	1,148,125
TTM Technologies, Inc.*(a)	69,289	460,772

		31,516,452

Energy Equipment & Services — 1.4%
Archrock, Inc.	74,400	595,200
Atwood Oceanics, Inc.(a)	63,100	578,627
Basic Energy Services, Inc.*	41,517	114,587
Bristow Group, Inc.	37,855	716,217
CARBO Ceramics, Inc.(a)	21,200	301,040
Era Group, Inc.*	20,771	194,832
Exterran Corp.*	38,000	587,480
Geospace Technologies Corp.*(a)	14,410	177,819
Gulf Island Fabrication, Inc.	14,077	110,505
GulfMark Offshore, Inc. (Class A Stock)*	27,700	170,909
Helix Energy Solutions Group, Inc.*	108,200	605,920
Hornbeck Offshore Services, Inc.*(a)	34,615	343,727
Matrix Service Co.*	29,073	514,592
Newpark Resources, Inc.*	90,100	389,232
Pioneer Energy Services Corp.*	67,817	149,197
SEACOR Holdings, Inc.*(a)	17,271	940,406
Tesco Corp.	42,500	365,925
TETRA Technologies, Inc.*	86,841	551,440
Tidewater, Inc.(a)	50,500	344,915
U.S. Silica Holdings, Inc.(a)	67,200	1,526,784
Unit Corp.*(a)	55,200	486,312

		9,765,666

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	28,424	892,798
SpartanNash Co.	40,506	1,227,737

		2,120,535

Food Products — 1.6%
B&G Foods, Inc.(a)	67,400	2,346,194
Cal-Maine Foods, Inc.(a)	33,590	1,743,657
Calavo Growers, Inc.	15,990	912,389
Darling Ingredients, Inc.*	177,620	2,339,256
J&J Snack Foods Corp.	16,018	1,734,429
Sanderson Farms, Inc.(a)	21,635	1,951,044
Seneca Foods Corp. (Class A Stock)*	6,600	229,284

		11,256,253

Gas Utilities — 2.3%
Laclede Group, Inc. (The)	47,014	3,185,199
Northwest Natural Gas Co.	29,765	1,602,845
Piedmont Natural Gas Co., Inc.(a)	88,003	5,265,219
South Jersey Industries, Inc.	74,744	2,126,467
Southwest Gas Corp.	51,511	3,391,999

		15,571,729

Health Care Equipment & Supplies — 4.1%
Abaxis, Inc.	23,112	1,049,054
Analogic Corp.	13,433	1,061,341
AngioDynamics, Inc.*	28,500	350,265
Anika Therapeutics, Inc.*	15,800	706,576
Cantel Medical Corp.	38,862	2,773,192
CONMED Corp.	27,849	1,167,987
CryoLife, Inc.	27,253	292,970
Cynosure, Inc. (Class A Stock)*	25,290	1,115,795
Greatbatch, Inc.*	27,344	974,540
Haemonetics Corp.*	55,094	1,927,188
ICU Medical, Inc.*	15,892	1,654,357
Inogen, Inc.*	15,500	697,190
Integra LifeSciences Holdings Corp.*	31,302	2,108,503
Invacare Corp.	32,702	430,685
Masimo Corp.*	48,300	2,020,872
Meridian Bioscience, Inc.	45,475	937,240
Merit Medical Systems, Inc.*	47,748	882,861
Natus Medical, Inc.*	35,925	1,380,598
Neogen Corp.*	40,520	2,040,182
NuVasive, Inc.*	53,900	2,622,235
SurModics, Inc.*	14,152	260,538
Vascular Solutions, Inc.*	18,900	614,817
Zeltiq Aesthetics, Inc.*(a)	34,400	934,304

		28,003,290

Health Care Providers & Services — 3.3%
Aceto Corp.	31,900	751,564
Adeptus Health, Inc. (Class A Stock)*(a)	13,000	722,020
Air Methods Corp.*(a)	37,316	1,351,586
Almost Family, Inc.*	9,652	359,440
Amedisys, Inc.*(a)	30,759	1,486,890
AMN Healthcare Services, Inc.*	51,799	1,740,964
Chemed Corp.(a)	18,411	2,493,770

CorVel Corp.*	11,090	437,168
Cross Country Healthcare, Inc.*(a)	34,863	405,457
Diplomat Pharmacy, Inc.*	36,300	994,620
Ensign Group, Inc. (The)	51,400	1,163,696
ExamWorks Group, Inc.*	42,300	1,250,388
HealthEquity, Inc.*	38,000	937,460
Healthways, Inc.*	33,586	338,883
Kindred Healthcare, Inc.	90,678	1,119,873
Landauer, Inc.	10,368	342,870
LHC Group, Inc.*	13,998	497,769
Magellan Health, Inc.*	26,741	1,816,516
PharMerica Corp.*	32,995	729,519
Providence Service Corp. (The)*	13,600	694,552
Select Medical Holdings Corp.*	113,600	1,341,616
Surgical Care Affiliates, Inc.*	29,600	1,369,888
US Physical Therapy, Inc.	13,600	676,328

		23,022,837

Health Care Technology — 1.0%
Computer Programs & Systems, Inc.(a)	11,536	601,257
HealthStream, Inc.*	26,300	580,967
HMS Holdings Corp.*	90,600	1,300,110
Medidata Solutions, Inc.*(a)	61,000	2,361,310
Omnicell, Inc.*	39,222	1,093,117
Quality Systems, Inc.	48,034	732,038

		6,668,799

Hotels, Restaurants & Leisure — 3.2%
Belmond Ltd. (Bermuda) (Class A Stock)*	94,200	893,958
Biglari Holdings, Inc.*	1,236	459,434
BJ’s Restaurants, Inc.*	21,372	888,434
Bob Evans Farms, Inc.	21,400	999,166
Boyd Gaming Corp.*	87,100	1,799,486
DineEquity, Inc.	18,105	1,691,550
Interval Leisure Group, Inc.(a)	42,036	607,000
Marcus Corp. (The)	20,558	389,574
Marriott Vacations Worldwide Corp.	27,200	1,836,000
Monarch Casino & Resort, Inc.*	11,631	226,339
Papa John’s International, Inc.	30,230	1,638,164
Pinnacle Entertainment, Inc.*	66,113	2,320,566
Popeyes Louisiana Kitchen, Inc.*	24,300	1,265,058
Red Robin Gourmet Burgers, Inc.*	14,763	951,771
Ruby Tuesday, Inc.*	66,384	357,146
Ruth’s Hospitality Group, Inc.	36,248	667,326
Scientific Games Corp. (Class A Stock)*(a)	54,300	512,049
Sonic Corp.(a)	53,214	1,871,004
Texas Roadhouse, Inc.	68,230	2,973,463

		22,347,488

Household Durables — 1.6%
Ethan Allen Interiors, Inc.(a)	27,699	881,382
Helen of Troy Ltd.*	30,710	3,184,320
Installed Building Products, Inc.*(a)	18,000	478,980
iRobot Corp.*	31,400	1,108,420
La-Z-Boy, Inc.	54,201	1,449,335
M/I Homes, Inc.*	26,770	499,260
Meritage Homes Corp.*	40,097	1,461,937
TopBuild Corp.*	41,000	1,219,340
Universal Electronics, Inc.*	15,754	976,590

		11,259,564

Household Products — 0.3%
Central Garden & Pet Co.*	10,400	169,936
Central Garden & Pet Co. (Class A Stock)*	35,588	579,729
WD-40 Co.	14,509	1,567,117

		2,316,782

Insurance — 2.8%
American Equity Investment Life Holding Co.(a)	88,600	1,488,480
AMERISAFE, Inc.	20,614	1,083,059
eHealth, Inc.*	17,491	164,240
Employers Holdings, Inc.	34,915	982,508
HCI Group, Inc.(a)	9,700	323,010
Horace Mann Educators Corp.	44,000	1,394,360
Infinity Property & Casualty Corp.	12,189	981,214
Navigators Group, Inc. (The)*	11,918	999,563
ProAssurance Corp.	57,466	2,907,780
RLI Corp.	41,210	2,755,301
Safety Insurance Group, Inc.	15,260	870,736
Selective Insurance Group, Inc.	62,507	2,288,381
Stewart Information Services Corp.	24,102	874,421
United Fire Group, Inc.	22,861	1,001,769
United Insurance Holdings Corp.	19,200	368,832
Universal Insurance Holdings, Inc.(a)	34,900	621,220

		19,104,874

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.	12,480	320,861
FTD Cos., Inc.*	19,906	522,532
Nutrisystem, Inc.	31,828	664,250
PetMed Express, Inc.(a)	21,881	391,889

		1,899,532

Internet Software & Services — 0.9%
Blucora, Inc.*(a)	43,912	226,586
DHI Group, Inc.*	44,900	362,343
Liquidity Services, Inc.*	26,100	135,198
LivePerson, Inc.*	52,800	308,880
LogMeIn, Inc.*(a)	27,300	1,377,558
Monster Worldwide, Inc.*(a)	97,300	317,198
NIC, Inc.	66,100	1,191,783
QuinStreet, Inc.*	37,800	129,276
Stamps.com, Inc.*	16,420	1,745,117
XO Group, Inc.*	25,495	409,195

		6,203,134

IT Services — 2.5%
CACI International, Inc. (Class A Stock)*	26,244	2,800,235
Cardtronics, Inc.*	49,300	1,774,307
Ciber, Inc.*	76,523	161,463
CSG Systems International, Inc.(a)	35,424	1,599,748
ExlService Holdings, Inc.*	35,900	1,859,620
Forrester Research, Inc.	10,862	365,072
Heartland Payment Systems, Inc.	40,111	3,873,519
ManTech International Corp. (Class A Stock)	26,500	847,735
Perficient, Inc.*	38,914	845,212
Sykes Enterprises, Inc.*	42,070	1,269,673
TeleTech Holdings, Inc.	17,867	495,988
Virtusa Corp.*	29,300	1,097,578

		16,990,150

Leisure Products — 0.4%
Arctic Cat, Inc.(a)	13,957	234,478
Callaway Golf Co.	101,180	922,762
Sturm Ruger & Co., Inc.	20,627	1,410,474

		2,567,714

Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*	86,600	1,213,266
Albany Molecular Research, Inc.*	28,900	441,881
Cambrex Corp.*	34,432	1,515,008
Luminex Corp.*	41,400	803,160

		3,973,315

Machinery — 4.1%
Actuant Corp. (Class A Stock)	63,764	1,575,608
Albany International Corp. (Class A Stock)	31,304	1,176,717
Astec Industries, Inc.	20,510	957,202
Barnes Group, Inc.	54,916	1,923,708
Briggs & Stratton Corp.	46,546	1,113,380
Chart Industries, Inc.*	33,200	721,104
CIRCOR International, Inc.	17,788	825,185
EnPro Industries, Inc.	23,778	1,371,515
ESCO Technologies, Inc.	27,921	1,088,361
Federal Signal Corp.	67,500	895,050
Greenbrier Cos., Inc. (The)(a)	28,100	776,684
Harsco Corp.	85,800	467,610
Hillenbrand, Inc.	68,248	2,044,028
John Bean Technologies Corp.	31,947	1,802,130
Lindsay Corp.(a)	12,179	872,138
Lydall, Inc.*	18,456	600,189
Mueller Industries, Inc.	61,898	1,821,039
Proto Labs, Inc.*(a)	25,600	1,973,504
SPX Corp.	45,300	680,406
SPX Flow, Inc.*	45,400	1,138,632
Standex International Corp.	14,170	1,102,568
Tennant Co.	19,300	993,564
Titan International, Inc.	46,900	252,322
Watts Water Technologies, Inc. (Class A Stock)	30,421	1,677,110

		27,849,754

Marine — 0.3%
Matson, Inc.	47,000	1,887,990

Media — 0.7%
EW Scripps Co. (The) (Class A Stock)	57,401	894,882
Gannett Co., Inc.(a)	125,700	1,903,098
Harte-Hanks, Inc.	50,300	127,259
Scholastic Corp.	29,400	1,098,678
Sizmek, Inc.*	20,800	60,320
World Wrestling Entertainment, Inc.	37,000	653,420

		4,737,657

Metals & Mining — 0.9%
AK Steel Holding Corp.*(a)	193,000	797,090
Century Aluminum Co.*	53,263	375,504
Haynes International, Inc.	13,600	496,400
Kaiser Aluminum Corp.	19,500	1,648,530

Materion Corp.	21,578	571,385
Olympic Steel, Inc.	9,638	166,834
Stillwater Mining Co.*(a)	131,000	1,395,150
SunCoke Energy, Inc.	69,200	449,800
TimkenSteel Corp.	40,500	368,550

		6,269,243

Multi-Utilities — 0.9%
Avista Corp.	67,903	2,769,084
NorthWestern Corp.	52,200	3,223,350

		5,992,434

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)(a)	37,866	564,582
Tuesday Morning Corp.*	47,432	387,994

		952,576

Oil, Gas & Consumable Fuels — 1.1%
Bill Barrett Corp.*(a)	53,700	334,014
Bonanza Creek Energy, Inc.*(a)	43,200	68,688
Carrizo Oil & Gas, Inc.*(a)	58,800	1,818,096
Cloud Peak Energy, Inc.*(a)	64,100	124,995
Contango Oil & Gas Co.*	18,500	218,115
Green Plains, Inc.	39,100	624,036
Northern Oil & Gas, Inc.*(a)	56,000	223,440
PDC Energy, Inc.*	49,326	2,932,431
REX American Resources Corp.*(a)	6,300	349,461
Rex Energy Corp.*(a)	50,300	38,646
Stone Energy Corp.*(a)	60,194	47,553
Synergy Resources Corp.*(a)	123,800	961,926

		7,741,401

Paper & Forest Products — 1.0%
Boise Cascade Co.*	42,000	870,240
Clearwater Paper Corp.*	19,180	930,422
Deltic Timber Corp.(a)	11,791	709,229
KapStone Paper & Packaging Corp.	92,400	1,279,740
Neenah Paper, Inc.	18,178	1,157,211
P.H. Glatfelter Co.	47,100	976,383
Schweitzer-Mauduit International, Inc.	33,076	1,041,232

		6,964,457

Personal Products — 0.1%
Inter Parfums, Inc.	18,400	568,560
Medifast, Inc.	10,000	301,900

		870,460

Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc.*(a)	8,300	279,378
Depomed, Inc.*(a)	65,900	917,987
Impax Laboratories, Inc.*(a)	73,900	2,366,278
Lannett Co., Inc.*(a)	30,100	539,693
Medicines Co. (The)*(a)	75,200	2,389,104
Nektar Therapeutics*(a)	146,700	2,017,125
Phibro Animal Health Corp. (Class A Stock)	20,000	540,800
Prestige Brands Holdings, Inc.*	57,100	3,048,569
Sagent Pharmaceuticals, Inc.*	25,700	312,769
Supernus Pharmaceuticals, Inc.*	37,100	565,775

		12,977,478

Professional Services — 1.7%
CDI Corp.	15,288	96,008
Exponent, Inc.	27,980	1,427,260
Heidrick & Struggles International, Inc.	18,814	445,892
Insperity, Inc.	17,679	914,534
Kelly Services, Inc. (Class A Stock)	32,139	614,498
Korn/Ferry International	62,000	1,753,980
Navigant Consulting, Inc.*	51,300	811,053
On Assignment, Inc.*	52,186	1,926,707
Resources Connection, Inc.	40,100	623,956
TrueBlue, Inc.*	45,518	1,190,296
WageWorks, Inc.*	39,000	1,973,790

		11,777,974

Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	76,305	2,680,595
Agree Realty Corp.	21,000	807,870
American Assets Trust, Inc.	42,800	1,708,576
Capstead Mortgage Corp.	103,300	1,021,637
CareTrust REIT, Inc.	61,255	777,938
Cedar Realty Trust, Inc.	80,166	579,600
Chesapeake Lodging Trust	65,300	1,727,838
CoreSite Realty Corp.	32,800	2,296,328
Cousins Properties, Inc.	217,400	2,256,612
DiamondRock Hospitality Co.(a)	217,270	2,198,772
EastGroup Properties, Inc.	34,863	2,104,679
Education Realty Trust, Inc.	68,433	2,846,813
Four Corners Property Trust, Inc.	58,369	1,047,724
Franklin Street Properties Corp.	96,102	1,019,642
GEO Group, Inc. (The)	79,873	2,769,197
Getty Realty Corp.	28,254	560,277
Government Properties Income Trust(a)	76,800	1,370,880
Kite Realty Group Trust	90,272	2,501,437
Lexington Realty Trust	229,116	1,970,398
LTC Properties, Inc.	40,726	1,842,444
Medical Properties Trust, Inc.	257,466	3,341,909
Parkway Properties, Inc.	88,148	1,380,398
Pennsylvania Real Estate Investment Trust(a)	74,922	1,637,046
PS Business Parks, Inc.	21,102	2,120,962
Retail Opportunity Investments Corp.	107,800	2,168,936
Sabra Health Care REIT, Inc.	70,600	1,418,354
Saul Centers, Inc.	12,400	657,448
Summit Hotel Properties, Inc.	93,500	1,119,195
Universal Health Realty Income Trust	13,300	748,125
Urstadt Biddle Properties, Inc. (Class A Stock)	28,550	598,122

		49,279,752

Real Estate Management & Development — 0.2%
Forestar Group, Inc.*(a)	36,656	477,994
RE/MAX Holdings, Inc.	19,000	651,700

		1,129,694

Road & Rail — 0.8%
ArcBest Corp.	26,295	567,709
Celadon Group, Inc.	29,700	311,256
Heartland Express, Inc.(a)	63,848	1,184,381
Knight Transportation, Inc.(a)	66,288	1,733,431
Marten Transport Ltd.	25,700	481,104
Roadrunner Transportation Systems, Inc.*	32,500	404,950
Saia, Inc.*	27,100	762,865

		5,445,696

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc.*	43,197	1,502,824
Brooks Automation, Inc.	74,005	769,652
Cabot Microelectronics Corp.	26,011	1,064,110
CEVA, Inc.*	22,100	497,250
Cirrus Logic, Inc.*	68,300	2,486,803
Cohu, Inc.	26,597	315,973
Diodes, Inc.*	41,970	843,597
DSP Group, Inc.*	23,028	210,016
Exar Corp.*	51,823	297,982
Kopin Corp.*	64,796	107,561
Kulicke & Soffa Industries, Inc. (Singapore)*	76,132	861,814
MKS Instruments, Inc.	57,685	2,171,840
Monolithic Power Systems, Inc.	40,100	2,551,964
Nanometrics, Inc.*	26,100	413,424
Power Integrations, Inc.	31,300	1,554,358
Rambus, Inc.*(a)	118,500	1,629,375
Rudolph Technologies, Inc.*	33,694	460,260
Semtech Corp.*	70,100	1,541,499
Tessera Technologies, Inc.	51,177	1,586,487
Ultratech, Inc.*	28,611	624,864
Veeco Instruments, Inc.*	43,242	842,354

		22,334,007

Software — 2.8%
Blackbaud, Inc.	50,883	3,200,032
Bottomline Technologies (de), Inc.*	41,200	1,256,188
Ebix, Inc.	27,957	1,140,366
Epiq Systems, Inc.	35,017	525,955
Interactive Intelligence Group, Inc.*(a)	19,079	694,857
MicroStrategy, Inc. (Class A Stock)*	10,160	1,825,955
Monotype Imaging Holdings, Inc.	43,400	1,038,128
Progress Software Corp.*	55,247	1,332,558
Qualys, Inc.*	26,100	660,591
Rovi Corp.*(a)	89,500	1,835,645
Synchronoss Technologies, Inc.*(a)	43,700	1,413,258
Take-Two Interactive Software, Inc.*(a)	91,812	3,458,558
Tangoe, Inc.*	40,100	316,389
VASCO Data Security International, Inc.*	32,500	500,500

		19,198,980

Specialty Retail — 4.4%
Asbury Automotive Group, Inc.*	26,800	1,603,712
Barnes & Noble Education, Inc.*	41,836	409,993
Barnes & Noble, Inc.	65,400	808,344
Big 5 Sporting Goods Corp.	19,737	219,278
Buckle, Inc. (The)(a)	30,459	1,031,646
Caleres, Inc.	47,334	1,339,079
Cato Corp. (The) (Class A Stock)	28,403	1,094,936
Children’s Place, Inc. (The)(a)	21,665	1,808,377
Express, Inc.*	77,600	1,661,416
Finish Line, Inc. (The) (Class A Stock)	48,346	1,020,101
Five Below, Inc.*(a)	59,100	2,443,194
Francesca’s Holdings Corp.*	45,000	862,200
Genesco, Inc.*	23,922	1,728,364
Group 1 Automotive, Inc.	24,364	1,429,923

Haverty Furniture Cos., Inc.	21,741	460,040
Hibbett Sports, Inc.*(a)	24,596	882,996
Kirkland’s, Inc.	16,700	292,417
Lithia Motors, Inc. (Class A Stock)	25,130	2,194,603
Lumber Liquidators Holdings, Inc.*(a)	29,022	380,769
MarineMax, Inc.*	26,042	507,038
Monro Muffler Brake, Inc.	34,972	2,499,449
Outerwall, Inc.(a)	17,931	663,268
Rent-A-Center, Inc.(a)	57,400	909,790
Select Comfort Corp.*	52,500	1,017,975
Sonic Automotive, Inc. (Class A Stock)	31,147	575,596
Stage Stores, Inc.(a)	33,079	266,617
Stein Mart, Inc.	31,083	227,838
Tailored Brands Inc.	52,267	935,579
Vitamin Shoppe, Inc.*(a)	28,000	866,880
Zumiez, Inc.*(a)	21,550	429,276

		30,570,694

Technology Hardware, Storage & Peripherals — 0.8%
Cray, Inc.*	44,100	1,848,231
Electronics For Imaging, Inc.*	51,100	2,166,129
Super Micro Computer, Inc.*(a)	39,800	1,356,384

		5,370,744

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	78,943	759,432
G-III Apparel Group Ltd.*	43,500	2,126,715
Iconix Brand Group, Inc.*	51,931	418,044
Movado Group, Inc.	17,817	490,502
Oxford Industries, Inc.	15,816	1,063,310
Perry Ellis International, Inc.*	12,679	233,420
Steven Madden Ltd.*(a)	60,200	2,229,808
Tumi Holdings, Inc.*	60,800	1,630,656
Unifi, Inc.*	16,100	368,851
Vera Bradley, Inc.*	22,300	453,582
Wolverine World Wide, Inc.	108,154	1,992,197

		11,766,517

Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.	98,800	1,564,992
Bank Mutual Corp.	45,535	344,700
BofI Holding, Inc.*(a)	62,100	1,325,214
Dime Community Bancshares, Inc.	32,881	579,363
LendingTree, Inc.*(a)	7,500	733,350
Northfield Bancorp, Inc.(a)	42,100	692,124
Northwest Bancshares, Inc.	110,100	1,487,451
Oritani Financial Corp.	40,500	687,285
Provident Financial Services, Inc.	64,100	1,294,179
TrustCo Bank Corp. NY	103,195	625,362
Walker & Dunlop, Inc.*	29,400	713,538

		10,047,558

Tobacco — 0.2%
Universal Corp.(a)	24,600	1,397,526

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	42,628	1,850,055
DXP Enterprises, Inc.*	13,600	238,816
Kaman Corp.(a)	29,322	1,251,756
Veritiv Corp.*	8,900	331,614

		3,672,241

Water Utilities — 0.4%
American States Water Co.	39,752	1,564,639
California Water Service Group	51,700	1,381,424

		2,946,063

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,680	397,127

TOTAL COMMON STOCKS (cost $476,354,830)		671,490,799

EXCHANGE TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a) (cost $3,479,366)	43,800	4,930,566

TOTAL LONG-TERM INVESTMENTS (cost $479,834,196)		676,421,365

SHORT-TERM INVESTMENTS — 15.9%
AFFILIATED MUTUAL FUND — 15.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $107,960,585; includes $99,023,400 of cash collateral for securities on loan)(b)(c)	107,960,585	107,960,585

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.201%, 06/16/16 (cost $849,506)(d)(e)	850	849,658

TOTAL SHORT-TERM INVESTMENTS (cost $108,810,091)		108,810,243

TOTAL INVESTMENTS — 114.3% (cost $588,644,287)		785,231,608
Liabilities in excess of other assets(f) — (14.3)%		(97,994,376)

NET ASSETS — 100.0%		$687,237,232

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,719,787; cash collateral of $99,023,400 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation(1)(2)
	Long Position:
98	Russell 2000 Mini Index	Jun. 2016	$10,555,359	$10,874,080	$318,721

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2016.
(2)	A U.S. Treasury Obligation with a market value of $849,658 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,351,384	$—	$—
Air Freight & Logistics	4,922,114	—	—
Airlines	6,073,753	—	—
Auto Components	7,173,154	—	—
Automobiles	651,746	—	—
Banks	56,501,796	—	—
Biotechnology	8,856,519	—	—
Building Products	11,567,145	—	—
Capital Markets	10,953,068	—	—
Chemicals	15,303,783	—	—
Commercial Services & Supplies	21,000,092	—	—
Communications Equipment	12,961,917	—	—
Construction & Engineering	8,268,654	—	—
Construction Materials	2,482,249	—	—
Consumer Finance	6,376,069	—	—
Containers & Packaging	305,039	—	—
Distributors	2,156,699	—	—
Diversified Consumer Services	2,612,731	—	—
Diversified Telecommunication Services	7,459,963	—	—
Electric Utilities	4,817,831	—	—
Electrical Equipment	7,528,956	—	—
Electronic Equipment, Instruments & Components	31,516,452	—	—
Energy Equipment & Services	9,765,666	—	—
Food & Staples Retailing	2,120,535	—	—
Food Products	11,256,253	—	—
Gas Utilities	15,571,729	—	—
Health Care Equipment & Supplies	28,003,290	—	—
Health Care Providers & Services	23,022,837	—	—
Health Care Technology	6,668,799	—	—
Hotels, Restaurants & Leisure	22,347,488	—	—
Household Durables	11,259,564	—	—
Household Products	2,316,782	—	—
Insurance	19,104,874	—	—
Internet & Catalog Retail	1,899,532	—	—
Internet Software & Services	6,203,134	—	—
IT Services	16,990,150	—	—
Leisure Products	2,567,714	—	—

Life Sciences Tools & Services	3,973,315	—	—
Machinery	27,849,754	—	—
Marine	1,887,990	—	—
Media	4,737,657	—	—
Metals & Mining	6,269,243	—	—
Multi-Utilities	5,992,434	—	—
Multiline Retail	952,576	—	—
Oil, Gas & Consumable Fuels	7,741,401	—	—
Paper & Forest Products	6,964,457	—	—
Personal Products	870,460	—	—
Pharmaceuticals	12,977,478	—	—
Professional Services	11,777,974	—	—
Real Estate Investment Trusts (REITs)	49,279,752	—	—
Real Estate Management & Development	1,129,694	—	—
Road & Rail	5,445,696	—	—
Semiconductors & Semiconductor Equipment	22,334,007	—	—
Software	19,198,980	—	—
Specialty Retail	30,570,694	—	—
Technology Hardware, Storage & Peripherals	5,370,744	—	—
Textiles, Apparel & Luxury Goods	11,766,517	—	—
Thrifts & Mortgage Finance	10,047,558	—	—
Tobacco	1,397,526	—	—
Trading Companies & Distributors	3,672,241	—	—
Water Utilities	2,946,063	—	—
Wireless Telecommunication Services	397,127	—	—
Exchange Traded Fund	4,930,566	—	—
Affiliated Mutual Fund	107,960,585	—	—
U.S. Treasury Obligation	—	849,658	—
Other Financial Instruments*
Futures Contracts	318,721	—	—

Total	$784,700,671	$849,658	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Airlines — 1.4%
Spirit Airlines, Inc.*	64,461	$3,092,839

Auto Components — 1.3%
Delphi Automotive PLC (United Kingdom)(a)	39,118	2,934,632

Banks — 1.3%
First Republic Bank(a)	41,642	2,775,023

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	17,065	2,578,351
Monster Beverage Corp.*	8,686	1,158,539

		3,736,890

Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.*	25,128	2,072,557

Capital Markets — 2.9%
Affiliated Managers Group, Inc.*	23,429	3,804,869
TD Ameritrade Holding Corp.	77,154	2,432,666

		6,237,535

Chemicals — 2.9%
Axalta Coating Systems Ltd.*	104,662	3,056,130
FMC Corp.	54,150	2,186,036
WR Grace & Co.*	14,626	1,041,079

		6,283,245

Commercial Services & Supplies — 3.7%
Copart, Inc.*(a)	78,385	3,195,756
Stericycle, Inc.*(a)	38,840	4,901,220

		8,096,976

Communications Equipment — 0.9%
Palo Alto Networks, Inc.*(a)	12,417	2,025,709

Construction & Engineering — 1.0%
Quanta Services, Inc.*	93,194	2,102,457

Consumer Finance — 1.3%
SLM Corp.*	446,767	2,841,438

Containers & Packaging — 0.3%
Sealed Air Corp.	13,421	644,342

Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	7,103	1,670,199

Diversified Telecommunication Services — 2.7%
SBA Communications Corp. (Class A Stock)*	59,584	5,968,529

Electrical Equipment — 1.4%
AMETEK, Inc.	61,016	3,049,580

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. (Class A Stock)	79,405	4,591,197

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.*(a)	83,005	2,410,465

Food Products — 4.0%
Hain Celestial Group, Inc. (The)*	105,566	4,318,705
J.M. Smucker Co. (The)	18,831	2,445,017
Mead Johnson Nutrition Co.	24,430	2,075,817

		8,839,539

Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.*	42,420	3,083,510
Cooper Cos., Inc. (The)	7,250	1,116,282
DexCom, Inc.*	24,716	1,678,464

		5,878,256

Health Care Providers & Services — 7.9%
Centene Corp.*(a)	66,257	4,079,444
Envision Healthcare Holdings, Inc.*	103,861	2,118,764
Henry Schein, Inc.*(a)	30,234	5,219,295
Laboratory Corp. of America Holdings*	21,896	2,564,678
Universal Health Services, Inc. (Class B Stock)	26,341	3,285,250

		17,267,431

Hotels, Restaurants & Leisure — 3.3%
Hilton Worldwide Holdings, Inc.	144,732	3,259,365
Norwegian Cruise Line Holdings Ltd.*	52,428	2,898,744
Starwood Hotels & Resorts Worldwide, Inc.	13,919	1,161,262

		7,319,371

Household Products — 1.3%
Church & Dwight Co., Inc.	31,117	2,868,365

Independent Power & Renewable Electricity Producers — 0.6%
Abengoa Yield PLC (Spain)	76,812	1,365,717

Industrial Conglomerates — 2.9%
Carlisle Cos., Inc.	15,627	1,554,887
Roper Technologies, Inc.(a)	25,730	4,702,672

		6,257,559

IT Services — 4.5%
FleetCor Technologies, Inc.*	14,660	2,180,675
Global Payments, Inc.	25,359	1,655,943
Vantiv, Inc. (Class A Stock)*	112,935	6,084,938

		9,921,556

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	2,639	427,809
Quintiles Transnational Holdings, Inc.*	26,662	1,735,696

		2,163,505

Machinery — 0.3%
Flowserve Corp.	14,911	662,198

Media — 1.7%
AMC Networks, Inc. (Class A Stock)*(a)	33,359	2,166,333
Scripps Networks Interactive, Inc. (Class A Stock)(a)	24,535	1,607,043

		3,773,376

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	15,565	1,076,942

Multiline Retail — 3.8%
Dollar General Corp.	35,410	3,031,096
Dollar Tree, Inc.*	64,922	5,353,468

		8,384,564

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	10,587	1,069,711
Noble Energy, Inc.(a)	54,298	1,705,500

		2,775,211

Pharmaceuticals — 1.4%
Endo International PLC*	52,532	1,478,776
Jazz Pharmaceuticals PLC*	11,484	1,499,236

		2,978,012

Professional Services — 1.6%
IHS, Inc. (Class A Stock)*	27,979	3,473,873

Real Estate Investment Trusts (REITs) — 4.5%
Crown Castle International Corp.	46,755	4,044,307
Equinix, Inc.	4,785	1,582,447
MFA Financial, Inc.(a)	243,646	1,668,975
Starwood Property Trust, Inc.	130,364	2,467,791

		9,763,520

Real Estate Management & Development — 1.4%
CBRE Group, Inc. (Class A Stock)*	109,563	3,157,606

Road & Rail — 0.6%
JB Hunt Transport Services, Inc.	15,027	1,265,874

Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	49,890	2,952,989
NXP Semiconductors NV (Netherlands)*	35,788	2,901,333
Xilinx, Inc.	18,016	854,499

		6,708,821

Software — 9.0%
Check Point Software Technologies Ltd. (Israel)*(a)	29,329	2,565,408
Electronic Arts, Inc.*	65,551	4,333,577
Intuit, Inc.	31,846	3,312,302
Red Hat, Inc.*	62,173	4,632,510
ServiceNow, Inc.*(a)	43,195	2,642,670
Splunk, Inc.*	46,844	2,292,077

		19,778,544

Specialty Retail — 9.3%
AutoZone, Inc.*(a)	2,260	1,800,519
Burlington Stores, Inc.*	48,734	2,740,800
L Brands, Inc.	29,317	2,574,326
O’Reilly Automotive, Inc.*	10,549	2,886,839
Ross Stores, Inc.	56,081	3,247,090
Signet Jewelers Ltd.	26,548	3,292,749
Ulta Salon Cosmetics & Fragrance, Inc.*	19,540	3,785,680

		20,328,003

Textiles, Apparel & Luxury Goods — 1.2%
Kate Spade & Co.*	78,177	1,995,077
Under Armour, Inc. (Class A Stock)*(a)	8,229	698,066

		2,693,143

Trading Companies & Distributors — 0.7%
WESCO International, Inc.*(a)	28,082	1,535,243

TOTAL LONG-TERM INVESTMENTS (cost $159,483,102)		210,769,842

SHORT-TERM INVESTMENT — 17.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Fund (cost $39,062,104; includes $31,169,392 of cash collateral for securities on loan)(b)(w)	39,062,104	39,062,104

TOTAL INVESTMENTS — 114.1% (cost $198,545,206)		249,831,946
Liabilities in excess of other assets — (14.1)%		(30,879,805)

NET ASSETS — 100.0%		$218,952,141

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,447,594; cash collateral of $31,169,392 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$3,092,839	$—	$—
Auto Components	2,934,632	—	—
Banks	2,775,023	—	—
Beverages	3,736,890	—	—
Biotechnology	2,072,557	—	—
Capital Markets	6,237,535	—	—
Chemicals	6,283,245	—	—
Commercial Services & Supplies	8,096,976	—	—
Communications Equipment	2,025,709	—	—
Construction & Engineering	2,102,457	—	—
Consumer Finance	2,841,438	—	—
Containers & Packaging	644,342	—	—
Diversified Financial Services	1,670,199	—	—
Diversified Telecommunication Services	5,968,529	—	—
Electrical Equipment	3,049,580	—	—
Electronic Equipment, Instruments & Components	4,591,197	—	—
Food & Staples Retailing	2,410,465	—	—
Food Products	8,839,539	—	—
Health Care Equipment & Supplies	5,878,256	—	—
Health Care Providers & Services	17,267,431	—	—

Hotels, Restaurants & Leisure	7,319,371	—	—
Household Products	2,868,365	—	—
Independent Power & Renewable Electricity Producers	1,365,717	—	—
Industrial Conglomerates	6,257,559	—	—
IT Services	9,921,556	—	—
Life Sciences Tools & Services	2,163,505	—	—
Machinery	662,198	—	—
Media	3,773,376	—	—
Metals & Mining	1,076,942	—	—
Multiline Retail	8,384,564	—	—
Oil, Gas & Consumable Fuels	2,775,211	—	—
Pharmaceuticals	2,978,012	—	—
Professional Services	3,473,873	—	—
Real Estate Investment Trusts (REITs)	9,763,520	—	—
Real Estate Management & Development	3,157,606	—	—
Road & Rail	1,265,874	—	—
Semiconductors & Semiconductor Equipment	6,708,821	—	—
Software	19,778,544	—	—
Specialty Retail	20,328,003	—	—
Textiles, Apparel & Luxury Goods	2,693,143	—	—
Trading Companies & Distributors	1,535,243	—	—
Affiliated Mutual Fund	39,062,104	—	—

Total	$249,831,946	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.(a)	14,314	$1,083,140
Esterline Technologies Corp.*(a)	23,149	1,483,156
Moog, Inc. (Class A Stock)*	18,261	834,163

		3,400,459

Air Freight & Logistics — 0.6%
Forward Air Corp.	23,745	1,076,123

Auto Components — 0.4%
Cooper Tire & Rubber Co.	3,493	129,311
Tower International, Inc.	22,028	599,161

		728,472

Banks — 16.5%
Ameris Bancorp	11,584	342,655
BancorpSouth, Inc.	53,219	1,134,097
Bank of the Ozarks, Inc.(a)	29,283	1,229,007
Banner Corp.(g)	13,240	556,610
BNC Bancorp	17,476	369,093
Boston Private Financial Holdings, Inc.	57,149	654,356
CoBiz Financial, Inc.	26,803	316,811
Columbia Banking System, Inc.	30,574	914,774
Community Bank System, Inc.(a)	24,296	928,350
ConnectOne Bancorp, Inc.	16,454	269,023
CVB Financial Corp.(a)	66,292	1,156,795
First Financial Bankshares, Inc.(a)	32,439	959,546
First Merchants Corp.	30,193	711,649
First Midwest Bancorp, Inc.	41,318	744,550
First of Long Island Corp. (The)	9,869	281,266
Flushing Financial Corp.	26,533	573,643
Glacier Bancorp, Inc.	42,218	1,073,182
Great Western Bancorp, Inc.	41,570	1,133,614
Heritage Financial Corp.	19,346	339,909
Home BancShares, Inc.	24,842	1,017,280
Independent Bank Corp.	20,059	921,912
Independent Bank Group, Inc.	7,829	214,515
Lakeland Financial Corp.	10,395	475,883
LegacyTexas Financial Group, Inc.	48,262	948,348
MB Financial, Inc.	43,937	1,425,756
PacWest Bancorp	28,879	1,072,855
Pinnacle Financial Partners, Inc.	26,334	1,291,946
PrivateBancorp, Inc.(a)	54,639	2,109,065
Prosperity Bancshares, Inc.	28,458	1,320,167
Renasant Corp.	25,956	854,212
Sandy Spring Bancorp, Inc.	12,339	343,394
South State Corp.	16,294	1,046,564
Southwest Bancorp, Inc.	11,299	170,050
State Bank Financial Corp.	23,675	467,818
Summit State Bank	4,086	55,733
Texas Capital Bancshares, Inc.*	9,541	366,184
Trico Bancshares	14,209	359,772
UMB Financial Corp.	7,602	392,491
Webster Financial Corp.	61,871	2,221,169
Wintrust Financial Corp.	4,938	218,951

		30,982,995

Biotechnology — 0.1%
Infinity Pharmaceuticals, Inc.*	31,454	165,763

Building Products — 0.9%
Armstrong World Industries, Inc.*	17,893	865,484
Continental Building Products, Inc.*	33,488	621,537
Masonite International Corp.*	3,745	245,298

		1,732,319

Capital Markets — 1.2%
Golub Capital BDC, Inc.	14,923	258,317
New Mountain Finance Corp.	18,857	238,352
OM Asset Management PLC (United Kingdom)	49,580	661,893
Stifel Financial Corp.*	22,993	680,593
Virtu Financial, Inc. (Class A Stock)	16,499	364,793

		2,203,948

Chemicals — 1.7%
Methanex Corp. (Canada)	1,388	44,583
Minerals Technologies, Inc.(a)	11,614	660,256
PolyOne Corp.	20,769	628,262
Quaker Chemical Corp.	5,864	497,619
Trinseo SA*	4,946	182,062
WR Grace & Co.*	15,986	1,137,884

		3,150,666

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	41,348	1,335,954
Ceco Environmental Corp.	8,929	55,449
G&K Services, Inc. (Class A Stock)	8,374	613,395
Mobile Mini, Inc.(a)	23,339	770,654
MSA Safety, Inc.	10,928	528,369
Progressive Waste Solutions Ltd. (Canada)	33,885	1,051,452

		4,355,273

Communications Equipment — 1.7%
NetScout Systems, Inc.*	31,187	716,365
Polycom, Inc.*	96,531	1,076,321
RADWARE Ltd. (Israel)*	37,001	437,722
Viavi Solutions, Inc.*	133,387	915,035

		3,145,443

Construction & Engineering — 0.8%
EMCOR Group, Inc.	28,752	1,397,347

Construction Materials — 1.0%
Eagle Materials, Inc.	13,941	977,403
Summit Materials, Inc. (Class A Stock)*	46,151	897,637

		1,875,040

Containers & Packaging — 1.1%
Berry Plastics Group, Inc.*(a)	37,864	1,368,783
Graphic Packaging Holding Co.	59,288	761,851

		2,130,634

Distributors — 0.5%
Core-Mark Holding Co., Inc.	11,853	966,731

Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	6,578	821,132

Electric Utilities — 2.5%
IDACORP, Inc.(a)	22,736	1,695,878
PNM Resources, Inc.	47,366	1,597,182
Portland General Electric Co.	37,102	1,465,158

		4,758,218

Electrical Equipment — 0.5%
EnerSys	8,409	468,549
Thermon Group Holdings, Inc.*	26,814	470,854

		939,403

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.*	14,365	748,560
CTS Corp.	33,588	528,675
Littelfuse, Inc.	4,501	554,118
Newport Corp.*	43,911	1,009,953
Plexus Corp.*	23,161	915,323

		3,756,629

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	43,854	252,599

Food Products — 2.0%
J&J Snack Foods Corp.	2,665	288,566
Pinnacle Foods, Inc.	22,508	1,005,657
Post Holdings, Inc.*(a)	5,701	392,058
Sanderson Farms, Inc.(a)	2,016	181,803
TreeHouse Foods, Inc.*(a)	20,988	1,820,709

		3,688,793

Gas Utilities — 2.5%
New Jersey Resources Corp.(a)	45,104	1,643,139
Southwest Gas Corp.	26,058	1,715,919
WGL Holdings, Inc.	17,629	1,275,811

		4,634,869

Health Care Equipment & Supplies — 1.5%
CONMED Corp.	21,861	916,850
Endologix, Inc.*(a)	86,835	725,941
Integra LifeSciences Holdings Corp.*	13,340	898,582
Wright Medical Group NV*	20,270	336,482

		2,877,855

Health Care Providers & Services — 1.3%
Air Methods Corp.*(a)	22,469	813,827
Amsurg Corp.*	10,589	789,939
HealthSouth Corp.	12,633	475,380
Team Health Holdings, Inc.*	10,590	442,768

		2,521,914

Health Care Technology — 0.4%
HMS Holdings Corp.*	33,648	482,849
Press Ganey Holdings, Inc.*	10,362	311,689

		794,538

Health Care Providers & Services — 0.4%
VCA Antech, Inc.*	13,444	775,584

Hotels, Restaurants & Leisure — 2.1%
Diamond Resorts International, Inc.*(a)	22,136	537,905
Extended Stay America, Inc.	12,015	195,844

Jack in the Box, Inc.(a)	17,038	1,088,217
Marriott Vacations Worldwide Corp.	10,368	699,840
Vail Resorts, Inc.	11,203	1,497,841

		4,019,647

Household Durables — 0.8%
Calatlantic Group, Inc.(a)	20,460	683,773
Meritage Homes Corp.*	13,471	491,153
William Lyon Homes (Class A Stock)*(a)	15,894	230,304

		1,405,230

Household Products — 1.1%
Spectrum Brands Holdings, Inc.(a)	18,416	2,012,501

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	36,067	518,283

Insurance — 4.8%
American Equity Investment Life Holding Co.	52,521	882,353
AMERISAFE, Inc.	9,053	475,644
AmTrust Financial Services, Inc.	26,226	678,729
CNO Financial Group, Inc.(a)	105,673	1,893,660
Endurance Specialty Holdings Ltd.	14,053	918,223
Enstar Group Ltd. (Bermuda)*(g)	3,310	538,140
Maiden Holdings Ltd.	80,968	1,047,726
National General Holdings Corp.	46,251	998,559
ProAssurance Corp.	14,288	722,973
RLI Corp.	13,552	906,087

		9,062,094

Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc.*	6,405	209,892
Everyday Health, Inc.*	11,579	64,842
Marketo, Inc.*	13,279	259,870

		534,604

IT Services — 1.0%
Convergys Corp.(a)	39,280	1,090,805
MAXIMUS, Inc.	13,581	714,904

		1,805,709

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	5,173	221,198

Machinery — 3.0%
Alamo Group, Inc.	3,112	173,370
Barnes Group, Inc.	24,210	848,076
Clarcor, Inc.	13,065	755,026
Manitowoc Co., Inc. (The)	53,627	232,205
Manitowoc Foodservice, Inc.*(a)	43,764	645,082
RBC Bearings, Inc.*	12,458	912,673
Standex International Corp.	4,763	370,609
Watts Water Technologies, Inc. (Class A Stock)(a)	21,141	1,165,503
Woodward, Inc.	9,436	490,861

		5,593,405

Media — 1.3%
Live Nation Entertainment, Inc.*	67,640	1,509,048
Media General, Inc.*	4,212	68,698
Nexstar Broadcasting Group, Inc. (Class A Stock)	15,487	685,609
Townsquare Media, Inc. (Class A Stock)*	11,641	130,496

		2,393,851

Metals & Mining — 1.4%
Commercial Metals Co.	37,889	642,976
Ferroglobe PLC	30,919	272,396
Kaiser Aluminum Corp.	15,218	1,286,530
Royal Gold, Inc.	6,476	332,154
Worthington Industries, Inc.	4,078	145,340

		2,679,396

Multiline Retail — 1.2%
Big Lots, Inc.	11,269	510,373
Burlington Stores, Inc.*	30,277	1,702,779

		2,213,152

Multi-Utilities — 1.6%
Black Hills Corp.(a)	22,763	1,368,739
NorthWestern Corp.(a)	26,668	1,646,749

		3,015,488

Oil, Gas & Consumable Fuels — 4.4%
Carrizo Oil & Gas, Inc.*	23,529	727,517
Golar LNG Ltd. (Bermuda)*(a)	32,460	583,306
Memorial Resource Development Corp.*	95,194	969,075
Parsley Energy, Inc. (Class A Stock)*(a)	44,288	1,000,909
PBF Energy, Inc. (Class A Stock)	26,498	879,733
PDC Energy, Inc.*(a)	16,131	958,988
Rice Energy, Inc.*(a)	113,957	1,590,840
RSP Permian, Inc.*(a)	44,401	1,289,405
WPX Energy, Inc.*	30,037	209,959

		8,209,732

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	14,018	132,470

Pharmaceuticals — 0.7%
Catalent, Inc.*(a)	16,111	429,681
Pacira Pharmaceuticals, Inc.*(a)	4,697	248,847
Prestige Brands Holdings, Inc.*(a)	10,211	545,165

		1,223,693

Professional Services — 0.4%
On Assignment, Inc.*	19,357	714,660

Real Estate Investment Trusts (REITs) — 13.6%
Acadia Realty Trust	54,901	1,928,672
Apollo Commercial Real Estate Finance, Inc.(a)	67,085	1,093,486
Blackstone Mortgage Trust, Inc. (Class A Stock)	51,591	1,385,734
Care Capital Properties, Inc.	36,473	978,935
CBL & Associates Properties, Inc.	45,030	535,857
Chesapeake Lodging Trust	84,002	2,222,693
Corporate Office Properties Trust	2,030	53,267
CubeSmart	63,579	2,117,181
CyrusOne, Inc.	41,638	1,900,775
Highwoods Properties, Inc.(a)	36,632	1,751,376
Hudson Pacific Properties, Inc.	49,421	1,429,255
MFA Financial, Inc.	135,999	931,593
Pebblebrook Hotel Trust(a)	87,657	2,548,189
Post Properties, Inc.	15,649	934,871

PS Business Parks, Inc.	20,616	2,072,114
Sovran Self Storage, Inc.	13,615	1,605,889
Terreno Realty Corp.	56,506	1,325,066
Two Harbors Investment Corp.	85,853	681,673

		25,496,626

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	62,228	1,362,793

Semiconductors & Semiconductor Equipment — 3.9%
Cabot Microelectronics Corp.	13,353	546,271
Cypress Semiconductor Corp.(a)	64,042	554,604
Entegris, Inc.*	100,947	1,374,898
Fairchild Semiconductor International, Inc.*	41,884	837,680
Intersil Corp. (Class A Stock)	118,066	1,578,542
MKS Instruments, Inc.	26,533	998,968
Semtech Corp.*	44,222	972,442
Silicon Laboratories, Inc.*	10,731	482,466

		7,345,871

Software — 1.6%
Bottomline Technologies (DE), Inc.*	19,153	583,975
CommVault Systems, Inc.*	19,241	830,634
Monotype Imaging Holdings, Inc.	11,421	273,190
Verint Systems, Inc.*	38,433	1,282,894

		2,970,693

Specialty Retail — 1.5%
Ascena Retail Group, Inc.*	7,022	77,663
Boot Barn Holdings, Inc.*	43,042	404,595
CST Brands, Inc.	11,691	447,648
Lithia Motors, Inc. (Class A Stock)(a)	13,030	1,137,910
Monro Muffler Brake, Inc.(a)	8,997	643,016
Office Depot, Inc.*	25,679	182,321

		2,893,153

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*	22,881	969,926

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	8,246	495,502
G-III Apparel Group Ltd.*	15,113	738,874
Steven Madden Ltd.*	13,743	509,041

		1,743,417

Thrifts & Mortgage Finance — 2.2%
Brookline Bancorp, Inc.	36,033	396,723
Dime Community Bancshares, Inc.	16,609	292,651
EverBank Financial Corp.	54,310	819,538
Oritani Financial Corp.	21,086	357,829
Provident Financial Services, Inc.	39,406	795,607
Radian Group, Inc.	75,652	938,085
WSFS Financial Corp.	16,454	535,084

		4,135,517

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.*	30,229	1,239,691
Kaman Corp.(a)	20,926	893,331
WESCO International, Inc.*(a)	12,350	675,175

		2,808,197

Water Utilities — 0.3%
California Water Service Group	22,840	610,285

TOTAL COMMON STOCKS (cost $157,360,092)		179,224,338

EXCHANGE TRADED FUND — 2.1%
iShares Russell 2000 Value ETF (cost $3,635,646)	41,995	3,914,354

TOTAL LONG-TERM INVESTMENTS (cost $160,995,738)		183,138,692

SHORT-TERM INVESTMENT — 23.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $43,840,243; includes $39,410,653 of cash collateral for securities on loan)(b)(w)	43,840,243	43,840,243

TOTAL INVESTMENTS — 121.0% (cost $204,835,981)		226,978,935
Liabilities in excess of other assets — (21.0)%		(39,425,446)

NET ASSETS — 100.0%		$187,553,489

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,503,620; cash collateral of $39,410,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,400,459	$—	$—
Air Freight & Logistics	1,076,123	—	—
Auto Components	728,472	—	—
Banks	30,982,995	—	—
Biotechnology	165,763	—	—
Building Products	1,732,319	—	—
Capital Markets	2,203,948	—	—
Chemicals	3,150,666	—	—

	Level 1	Level 2	Level 3
Commercial Services & Supplies	4,355,273	—	—
Communications Equipment	3,145,443	—	—
Construction & Engineering	1,397,347	—	—
Construction Materials	1,875,040	—	—
Containers & Packaging	2,130,634	—	—
Distributors	966,731	—	—
Diversified Financial Services	821,132	—	—
Electric Utilities	4,758,218	—	—
Electrical Equipment	939,403	—	—
Electronic Equipment, Instruments & Components	3,756,629	—	—
Food & Staples Retailing	252,599	—	—
Food Products	3,688,793	—	—
Gas Utilities	4,634,869	—	—
Health Care Equipment & Supplies	2,877,855	—	—
Health Care Providers & Services	2,521,914	—	—
Health Care Technology	794,538	—	—
Health care Providers & Services	775,584	—	—
Hotels, Restaurants & Leisure	4,019,647	—	—
Household Durables	1,405,230	—	—
Household Products	2,012,501	—	—
Independent Power & Renewable Electricity Producers	518,283	—	—
Insurance	9,062,094	—	—
Internet Software & Services	534,604	—	—
IT Services	1,805,709	—	—
Life Sciences Tools & Services	221,198	—	—
Machinery	5,593,405	—	—
Media	2,393,851	—	—
Metals & Mining	2,679,396	—	—
Multiline Retail	2,213,152	—	—
Multi-Utilities	3,015,488	—	—
Oil, Gas & Consumable Fuels	8,209,732	—	—
Paper & Forest Products	132,470	—	—
Pharmaceuticals	1,223,693	—	—
Professional Services	714,660	—	—
Real Estate Investment Trusts (REITs)	25,496,626	—	—
Real Estate Management & Development	1,362,793	—	—
Semiconductors & Semiconductor Equipment	7,345,871	—	—
Software	2,970,693	—	—
Specialty Retail	2,893,153	—	—
Technology Hardware, Storage & Peripherals	969,926	—	—
Textiles, Apparel & Luxury Goods	1,743,417	—	—
Thrifts & Mortgage Finance	4,135,517	—	—
Trading Companies & Distributors	2,808,197	—	—
Water Utilities	610,285	—	—
Exchange Traded Fund	3,914,354	—	—
Affiliated Mutual Fund	43,840,243	—	—

Total	$226,978,935	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	104,036	$13,206,330
General Dynamics Corp.	49,900	6,555,363
Honeywell International, Inc.	128,750	14,426,438
L-3 Communications Holdings, Inc.	13,400	1,587,900
Lockheed Martin Corp.(a)	44,398	9,834,157
Northrop Grumman Corp.	30,626	6,060,885
Raytheon Co.	50,518	6,195,022
Rockwell Collins, Inc.	22,100	2,037,841
Textron, Inc.	47,100	1,717,266
United Technologies Corp.	130,500	13,063,050

		74,684,252

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	1,788,943
Expeditors International of Washington, Inc.	31,400	1,532,634
FedEx Corp.	44,040	7,166,189
United Parcel Service, Inc. (Class B Stock)	116,700	12,308,349

		22,796,115

Airlines — 0.6%
American Airlines Group, Inc.	104,300	4,277,343
Delta Air Lines, Inc.	131,900	6,420,892
Southwest Airlines Co.	109,437	4,902,778
United Continental Holdings, Inc.*	61,700	3,693,362

		19,294,375

Auto Components — 0.3%
BorgWarner, Inc.	37,900	1,455,360
Delphi Automotive PLC (United Kingdom)	47,000	3,525,940
Goodyear Tire & Rubber Co. (The)	45,400	1,497,292
Johnson Controls, Inc.	108,900	4,243,833

		10,722,425

Automobiles — 0.6%
Ford Motor Co.	653,359	8,820,347
General Motors Co.	237,400	7,461,482
Harley-Davidson, Inc.	32,500	1,668,225

		17,950,054

Banks — 5.1%
Bank of America Corp.	1,745,482	23,598,917
BB&T Corp.(a)	130,800	4,351,716
Citigroup, Inc.	499,422	20,850,868
Citizens Financial Group, Inc.	88,500	1,854,075
Comerica, Inc.	29,950	1,134,207
Fifth Third Bancorp	133,649	2,230,602
Huntington Bancshares, Inc.(a)	134,075	1,279,075
JPMorgan Chase & Co.	616,745	36,523,639
KeyCorp	140,100	1,546,704
M&T Bank Corp.	26,900	2,985,900
People’s United Financial, Inc.(a)	50,700	807,651
PNC Financial Services Group, Inc. (The)	85,193	7,204,772
Regions Financial Corp.	214,512	1,683,919
SunTrust Banks, Inc.	86,200	3,110,096
U.S. Bancorp(a)	275,681	11,189,892
Wells Fargo & Co.	777,336	37,591,969
Zions Bancorporation	35,800	866,718

		158,810,720

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)(a)	17,050	1,678,914
Coca-Cola Co. (The)	653,150	30,299,628
Coca-Cola Enterprises, Inc.	35,200	1,786,048
Constellation Brands, Inc. (Class A Stock)	29,100	4,396,719
Dr. Pepper Snapple Group, Inc.	31,800	2,843,556
Molson Coors Brewing Co. (Class B Stock)	30,500	2,933,490
Monster Beverage Corp.*	25,200	3,361,176
PepsiCo, Inc.	243,914	24,996,307

		72,295,838

Biotechnology — 3.1%
AbbVie, Inc.	274,100	15,656,592
Alexion Pharmaceuticals, Inc.*	37,800	5,262,516
Amgen, Inc.	126,494	18,965,245
Baxalta, Inc.	97,800	3,951,120
Biogen, Inc.*	37,375	9,729,460
Celgene Corp.*	131,700	13,181,853
Gilead Sciences, Inc.	229,300	21,063,498
Regeneron Pharmaceuticals, Inc.*	13,100	4,721,764
Vertex Pharmaceuticals, Inc.*(a)	41,200	3,274,988

		95,807,036

Building Products — 0.1%
Allegion PLC (Ireland)(a)	16,633	1,059,688
Masco Corp.	57,000	1,792,650

		2,852,338

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	9,300	1,510,320
Ameriprise Financial, Inc.	29,600	2,782,696
Bank of New York Mellon Corp. (The)	183,289	6,750,534
BlackRock, Inc.(a)	21,250	7,237,112
Charles Schwab Corp. (The)	200,900	5,629,218
E*TRADE Financial Corp.*	49,510	1,212,500
Franklin Resources, Inc.	63,400	2,475,770
Goldman Sachs Group, Inc. (The)	66,500	10,439,170
Invesco Ltd. (Bermuda)	70,600	2,172,362
Legg Mason, Inc.	18,800	651,984
Morgan Stanley	253,210	6,332,782
Northern Trust Corp.	36,900	2,404,773
State Street Corp.	67,725	3,963,267
T. Rowe Price Group, Inc.(a)	42,200	3,100,012

		56,662,500

Chemicals — 2.0%
Air Products & Chemicals, Inc.	32,500	4,681,625
Airgas, Inc.	10,800	1,529,712
CF Industries Holdings, Inc.(a)	39,100	1,225,394
Dow Chemical Co. (The)	188,511	9,587,670
E.I. du Pont de Nemours & Co.	146,991	9,307,470
Eastman Chemical Co.	25,400	1,834,642
Ecolab, Inc.	44,600	4,973,792
FMC Corp.(a)	22,500	908,325
International Flavors & Fragrances, Inc.(a)	13,800	1,570,026
LyondellBasell Industries NV (Netherlands) (Class A Stock)	59,800	5,117,684
Monsanto Co.	72,496	6,360,799
Mosaic Co. (The)(a)	56,200	1,517,400
PPG Industries, Inc.	45,200	5,039,348
Praxair, Inc.	47,800	5,470,710
Sherwin-Williams Co. (The)	13,300	3,786,111

		62,910,708

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	28,000	1,155,280
Cintas Corp.	15,000	1,347,150
Pitney Bowes, Inc.(a)	32,200	693,588
Republic Services, Inc.	40,535	1,931,493
Stericycle, Inc.*(a)	14,500	1,829,755
Tyco International PLC (Ireland)	70,900	2,602,739
Waste Management, Inc.(a)	69,630	4,108,170

		13,668,175

Communications Equipment — 1.0%
Cisco Systems, Inc.	847,875	24,139,001
F5 Networks, Inc.*	11,800	1,249,030
Harris Corp.	20,900	1,627,274
Juniper Networks, Inc.(a)	60,000	1,530,600
Motorola Solutions, Inc.(a)	27,227	2,061,084

		30,606,989

Construction & Engineering — 0.1%
Fluor Corp.(a)	23,700	1,272,690
Jacobs Engineering Group, Inc.*	20,900	910,195
Quanta Services, Inc.*	28,500	642,960

		2,825,845

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,100	1,770,561
Vulcan Materials Co.	22,400	2,364,768

		4,135,329

Consumer Finance — 0.7%
American Express Co.	139,600	8,571,440
Capital One Financial Corp.	89,269	6,187,234
Discover Financial Services	71,205	3,625,759
Navient Corp.	63,800	763,686
Synchrony Financial*	139,830	4,007,528

		23,155,647

Containers & Packaging — 0.3%
Avery Dennison Corp.(a)	15,700	1,132,127
Ball Corp.(a)	22,600	1,611,154
International Paper Co.	69,667	2,859,134
Owens-Illinois, Inc.*	26,500	422,940
Sealed Air Corp.	33,420	1,604,494
WestRock Co.	42,761	1,668,962

		9,298,811

Distributors — 0.1%
Genuine Parts Co.(a)	25,625	2,546,100

Diversified Consumer Services
H&R Block, Inc.(a)	39,700	1,048,874

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	313,500	44,479,380
CME Group, Inc.	56,700	5,446,035
Intercontinental Exchange, Inc.	19,998	4,702,330
Leucadia National Corp.	54,500	881,265
McGraw Hill Financial, Inc.	45,400	4,493,692
Moody’s Corp.	29,220	2,821,483
NASDAQ, Inc.	19,600	1,301,048

		64,125,233

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,030,235	40,354,305
CenturyLink, Inc.(a)	92,085	2,943,037
Frontier Communications Corp.	191,916	1,072,810
Level 3 Communications, Inc.*	48,400	2,557,940
Verizon Communications, Inc.	682,038	36,884,615

		83,812,707

Electric Utilities — 1.9%
American Electric Power Co., Inc.	82,340	5,467,376
Duke Energy Corp.	115,448	9,314,345
Edison International	54,700	3,932,383
Entergy Corp.	30,200	2,394,256
Eversource Energy	53,200	3,103,688
Exelon Corp.	154,173	5,528,644
FirstEnergy Corp.	70,980	2,553,150
NextEra Energy, Inc.	77,275	9,144,723
Pinnacle West Capital Corp.	19,000	1,426,330
PPL Corp.	112,600	4,286,682
Southern Co. (The)	152,400	7,883,652
Xcel Energy, Inc.	85,095	3,558,673

		58,593,902

Electrical Equipment — 0.5%
AMETEK, Inc.	40,700	2,034,186
Eaton Corp. PLC (Ireland)	77,661	4,858,472
Emerson Electric Co.(a)	109,800	5,970,924
Rockwell Automation, Inc.(a)	22,100	2,513,875

		15,377,457

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)(a)	51,800	2,995,076
Corning, Inc.	185,400	3,873,006
FLIR Systems, Inc.	23,000	757,850
TE Connectivity Ltd. (Switzerland)	63,400	3,925,728

		11,551,660

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	73,148	3,206,077
Cameron International Corp.*	32,300	2,165,715
Diamond Offshore Drilling, Inc.	11,900	258,587
FMC Technologies, Inc.*	37,900	1,036,944
Halliburton Co.	143,500	5,125,820
Helmerich & Payne, Inc.(a)	18,100	1,062,832
National Oilwell Varco, Inc.(a)	63,100	1,962,410
Schlumberger Ltd.	209,472	15,448,560
Transocean Ltd. (Switzerland)(a)	56,000	511,840

		30,778,785

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	73,322	11,554,081
CVS Health Corp.	185,038	19,193,992
Kroger Co. (The)	163,200	6,242,400
Sysco Corp.	88,000	4,112,240
Wal-Mart Stores, Inc.	263,000	18,012,870
Walgreens Boots Alliance, Inc.	144,500	12,172,680
Whole Foods Market, Inc.(a)	57,100	1,776,381

		73,064,644

Food Products — 1.7%
Archer-Daniels-Midland Co.	100,938	3,665,059
Campbell Soup Co.(a)	30,100	1,920,079
ConAgra Foods, Inc.	72,600	3,239,412
General Mills, Inc.	100,200	6,347,670
Hershey Co. (The)(a)	24,100	2,219,369
Hormel Foods Corp.(a)	45,400	1,963,096
J.M. Smucker Co. (The)	20,100	2,609,784
Kellogg Co.	42,800	3,276,340
Kraft Heinz Co. (The)	99,737	7,835,339
McCormick & Co., Inc. (Non-Voting Shares)(a)	19,500	1,939,860
Mead Johnson Nutrition Co.	31,193	2,650,469
Mondelez International, Inc. (Class A Stock)	265,311	10,644,277
Tyson Foods, Inc. (Class A Stock)	49,600	3,306,336

		51,617,090

Gas Utilities
AGL Resources, Inc.	20,337	1,324,752

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	250,050	10,459,592
Baxter International, Inc.	91,700	3,767,036
Becton, Dickinson & Co.(a)	35,354	5,367,444
Boston Scientific Corp.*	225,499	4,241,636
C.R. Bard, Inc.	12,500	2,533,375
DENTSPLY SIRONA, Inc.	37,900	2,335,777
Edwards Lifesciences Corp.*	36,200	3,193,202
Hologic, Inc.*	14,400	496,800
Intuitive Surgical, Inc.*	6,290	3,780,605
Medtronic PLC (Ireland)	235,728	17,679,600
St. Jude Medical, Inc.	47,400	2,607,000
Stryker Corp.	53,000	5,686,370
Varian Medical Systems, Inc.*	16,500	1,320,330
Zimmer Biomet Holdings, Inc.	30,086	3,208,070

		66,676,837

Health Care Providers & Services — 2.6%
Aetna, Inc.	58,457	6,567,644
AmerisourceBergen Corp.	32,700	2,830,185
Anthem, Inc.	43,800	6,087,762
Cardinal Health, Inc.	55,175	4,521,591
Centene Corp.*	10,000	615,700
Cigna Corp.	43,200	5,928,768
DaVita HealthCare Partners, Inc.*	28,200	2,069,316
Express Scripts Holding Co.*(a)	113,426	7,791,232
HCA Holdings, Inc.*	52,700	4,113,235
Henry Schein, Inc.*	14,200	2,451,346
Humana, Inc.	24,900	4,555,455
Laboratory Corp. of America Holdings*	17,000	1,991,210
McKesson Corp.	38,607	6,070,951
Patterson Cos., Inc.	14,200	660,726
Quest Diagnostics, Inc.(a)	24,500	1,750,525
Tenet Healthcare Corp.*	16,300	471,559
UnitedHealth Group, Inc.	159,500	20,559,550
Universal Health Services, Inc. (Class B Stock)	15,500	1,933,160

		80,969,915

Health Care Technology — 0.1%
Cerner Corp.*(a)	51,200	2,711,552

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp. (Panama)	77,200	4,073,844
Chipotle Mexican Grill, Inc.*(a)	5,270	2,482,012
Darden Restaurants, Inc.	19,250	1,276,275
Marriott International, Inc. (Class A Stock)	32,403	2,306,446
McDonald’s Corp.	152,100	19,115,928
Royal Caribbean Cruises Ltd. (Liberia)(a)	28,800	2,365,920
Starbucks Corp.	248,900	14,859,330
Starwood Hotels & Resorts Worldwide, Inc.	28,400	2,369,412
Wyndham Worldwide Corp.	19,763	1,510,486
Wynn Resorts Ltd.(a)	12,900	1,205,247
Yum! Brands, Inc.	68,200	5,582,170

		57,147,070

Household Durables — 0.4%
D.R. Horton, Inc.	55,000	1,662,650
Garmin Ltd. (Switzerland)(a)	19,300	771,228
Harman International Industries, Inc.(a)	11,700	1,041,768
Leggett & Platt, Inc.	23,900	1,156,760
Lennar Corp. (Class A Stock)(a)	30,100	1,455,636
Mohawk Industries, Inc.*	10,700	2,042,630
Newell Rubbermaid, Inc.(a)	44,449	1,968,646
PulteGroup, Inc.(a)	53,785	1,006,317
Whirlpool Corp.	13,307	2,399,785

		13,505,420

Household Products — 1.9%
Church & Dwight Co., Inc.	22,000	2,027,960
Clorox Co. (The)	21,700	2,735,502
Colgate-Palmolive Co.	150,400	10,625,760
Kimberly-Clark Corp.	60,888	8,190,045
Procter & Gamble Co. (The)	447,506	36,834,219

		60,413,486

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	115,400	1,361,720
NRG Energy, Inc.	55,000	715,550

		2,077,270

Industrial Conglomerates — 2.6%
3M Co.	102,300	17,046,249
Danaher Corp.	100,000	9,486,000
General Electric Co.	1,569,247	49,886,362
Roper Technologies, Inc.	16,900	3,088,813

		79,507,424

Insurance — 2.4%
Aflac, Inc.	71,600	4,520,824
Allstate Corp. (The)	65,088	4,384,979
American International Group, Inc.	193,329	10,449,432
Aon PLC (United Kingdom)	45,925	4,796,866
Assurant, Inc.	11,500	887,225
Chubb Ltd. (Switzerland)	77,330	9,213,869
Cincinnati Financial Corp.	25,228	1,648,902
Hartford Financial Services Group, Inc. (The)	68,600	3,161,088
Lincoln National Corp.	41,463	1,625,350
Loews Corp.	46,826	1,791,563
Marsh & McLennan Cos., Inc.(a)	87,500	5,319,125
MetLife, Inc.	186,400	8,190,416
Principal Financial Group, Inc.	46,000	1,814,700
Progressive Corp. (The)	98,000	3,443,720
Torchmark Corp.	18,875	1,022,270
Travelers Cos., Inc. (The)	50,598	5,905,293

Unum Group	40,956	1,266,359
Willis Towers Watson PLC (Ireland)(a)	21,700	2,574,922
XL Group PLC (Ireland)	50,500	1,858,400

		73,875,303

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	64,600	38,349,144
Expedia, Inc.	19,800	2,134,836
Netflix, Inc.*	71,690	7,328,869
Priceline Group, Inc. (The)*	8,390	10,814,374
TripAdvisor, Inc.*(a)	19,400	1,290,100

		59,917,323

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*	30,400	1,689,328
Alphabet, Inc. (Class A Stock)*	48,965	37,355,398
Alphabet, Inc. (Class C Stock)*	49,840	37,128,308
eBay, Inc.*	185,200	4,418,872
Facebook, Inc. (Class A Stock)*	384,500	43,871,450
VeriSign, Inc.*(a)	16,400	1,452,056
Yahoo!, Inc.*	145,700	5,363,217

		131,278,629

IT Services — 3.7%
Accenture PLC (Ireland) (Class A Stock)	104,800	12,093,920
Alliance Data Systems Corp.*	10,400	2,288,000
Automatic Data Processing, Inc.(a)	77,400	6,943,554
Cognizant Technology Solutions Corp. (Class A Stock)*	102,000	6,395,400
CSRA, Inc.	22,600	607,940
Fidelity National Information Services, Inc.	46,500	2,943,915
Fiserv, Inc.*	38,600	3,959,588
International Business Machines Corp.	149,025	22,569,836
MasterCard, Inc. (Class A Stock)	165,700	15,658,650
Paychex, Inc.(a)	53,850	2,908,439
PayPal Holdings, Inc.*	183,400	7,079,240
Teradata Corp.*(a)	23,000	603,520
Total System Services, Inc.	28,293	1,346,181
Visa, Inc. (Class A Stock)(a)	322,300	24,649,504
Western Union Co. (The)(a)	84,704	1,633,940
Xerox Corp.	158,711	1,771,215

		113,452,842

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,533,915
Mattel, Inc.	57,181	1,922,425

		3,456,340

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	56,082	2,234,868
Illumina, Inc.*	23,600	3,825,796
PerkinElmer, Inc.	18,600	919,956
Thermo Fisher Scientific, Inc.	66,900	9,472,371
Waters Corp.*	13,700	1,807,304

		18,260,295

Machinery — 1.2%
Caterpillar, Inc.(a)	97,600	7,470,304
Cummins, Inc.	27,700	3,045,338
Deere & Co.	51,150	3,938,039
Dover Corp.	26,400	1,698,312

Flowserve Corp.	21,800	968,138
Illinois Tool Works, Inc.(a)	54,875	5,621,395
Ingersoll-Rand PLC (Ireland)	44,200	2,740,842
PACCAR, Inc.	59,328	3,244,648
Parker-Hannifin Corp.	22,787	2,531,180
Pentair PLC (Ireland)(a)	30,707	1,666,162
Snap-on, Inc.(a)	10,000	1,569,900
Stanley Black & Decker, Inc.	25,135	2,644,453
Xylem, Inc.	30,400	1,243,360

		38,382,071

Media — 3.0%
Cablevision Systems Corp. (Class A Stock)	37,800	1,247,400
CBS Corp. (Class B Non-Voting Stock)	72,168	3,975,735
Comcast Corp. (Class A Stock)	407,946	24,917,342
Discovery Communications, Inc. (Class A Stock)*	24,500	701,435
Discovery Communications, Inc. (Class C Stock)*(a)	42,700	1,152,900
Interpublic Group of Cos., Inc. (The)	67,762	1,555,138
News Corp. (Class A Stock)	67,125	857,186
News Corp. (Class B Stock)(a)	18,100	239,825
Omnicom Group, Inc.	40,800	3,395,784
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,400	1,074,200
TEGNA, Inc.(a)	37,000	868,020
Time Warner Cable, Inc.(a)	47,526	9,724,770
Time Warner, Inc.	134,015	9,722,788
Twenty-First Century Fox, Inc. (Class A Stock)	188,000	5,241,440
Twenty-First Century Fox, Inc. (Class B Stock)	72,300	2,038,860
Viacom, Inc. (Class B Stock)	59,143	2,441,423
Walt Disney Co. (The)	253,976	25,222,357

		94,376,603

Metals & Mining — 0.3%
Alcoa, Inc.(a)	219,576	2,103,538
Freeport-McMoRan, Inc.(a)	196,112	2,027,798
Newmont Mining Corp.	88,803	2,360,384
Nucor Corp.	53,600	2,535,280

		9,027,000

Multi-Utilities — 1.3%
Ameren Corp.	40,900	2,049,090
CenterPoint Energy, Inc.	73,310	1,533,645
CMS Energy Corp.	46,600	1,977,704
Consolidated Edison, Inc.(a)	49,200	3,769,704
Dominion Resources, Inc.(a)	99,884	7,503,286
DTE Energy Co.	30,100	2,728,866
NiSource, Inc.	52,900	1,246,324
PG&E Corp.	82,300	4,914,956
Public Service Enterprise Group, Inc.	84,900	4,002,186
SCANA Corp.(a)	24,300	1,704,645
Sempra Energy	39,554	4,115,594
TECO Energy, Inc.	39,400	1,084,682
WEC Energy Group, Inc.	52,976	3,182,268

		39,812,950

Multiline Retail — 0.7%
Dollar General Corp.	49,100	4,202,960
Dollar Tree, Inc.*	39,447	3,252,799
Kohl’s Corp.(a)	32,200	1,500,842
Macy’s, Inc.	53,620	2,364,106
Nordstrom, Inc.(a)	21,500	1,230,015
Target Corp.	103,268	8,496,891

		21,047,613

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	85,226	3,968,975
Apache Corp.(a)	63,350	3,092,113
Cabot Oil & Gas Corp.	70,400	1,598,784
Chesapeake Energy Corp.(a)	77,600	319,712
Chevron Corp.	314,942	30,045,467
Cimarex Energy Co.(a)	16,000	1,556,320
Columbia Pipeline Group, Inc.	65,200	1,636,520
Concho Resources, Inc.*	19,900	2,010,696
ConocoPhillips(a)	207,029	8,337,058
Devon Energy Corp.	79,700	2,186,968
EOG Resources, Inc.(a)	92,200	6,691,876
EQT Corp.	25,900	1,742,034
Exxon Mobil Corp.	695,304	58,120,461
Hess Corp.	43,875	2,310,019
Kinder Morgan, Inc.	306,743	5,478,430
Marathon Oil Corp.(a)	131,594	1,465,957
Marathon Petroleum Corp.	89,394	3,323,669
Murphy Oil Corp.(a)	27,700	697,763
Newfield Exploration Co.*	29,300	974,225
Noble Energy, Inc.(a)	71,400	2,242,674
Occidental Petroleum Corp.	128,100	8,765,883
ONEOK, Inc.(a)	35,340	1,055,252
Phillips 66	79,664	6,898,106
Pioneer Natural Resources Co.(a)	27,100	3,814,054
Range Resources Corp.(a)	27,300	883,974
Southwestern Energy Co.*(a)	63,200	510,024
Spectra Energy Corp.	112,542	3,443,785
Tesoro Corp.	20,800	1,789,008
Valero Energy Corp.	80,800	5,182,512
Williams Cos., Inc. (The)	114,400	1,838,408

		171,980,727

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,400	3,527,194

Pharmaceuticals — 5.3%
Allergan PLC (Ireland)*	65,906	17,664,785
Bristol-Myers Squibb Co.	279,740	17,869,791
Eli Lilly & Co.	163,700	11,788,037
Endo International PLC (Ireland)*	34,900	982,435
Johnson & Johnson	463,296	50,128,627
Mallinckrodt PLC (Ireland)*	20,100	1,231,728
Merck & Co., Inc.	467,903	24,756,748
Mylan NV (Netherlands)*(a)	69,300	3,212,055
Perrigo Co. PLC (Ireland)(a)	24,600	3,147,078
Pfizer, Inc.	1,018,523	30,189,022
Zoetis, Inc.	77,200	3,422,276

		164,392,582

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	6,200	639,096
Equifax, Inc.	20,200	2,308,658
Nielsen Holdings PLC (United Kingdom)(a)	61,100	3,217,526
Robert Half International, Inc.	22,000	1,024,760
Verisk Analytics, Inc.*(a)	24,200	1,934,064

		9,124,104

Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	71,000	7,268,270
Apartment Investment & Management Co. (Class A Stock)	26,274	1,098,779
AvalonBay Communities, Inc.	23,018	4,378,024
Boston Properties, Inc.	25,800	3,278,664
Crown Castle International Corp.	56,000	4,844,000
Equinix, Inc.	11,555	3,821,354
Equity Residential	61,100	4,584,333
Essex Property Trust, Inc.	11,100	2,595,846
Extra Space Storage, Inc.	20,700	1,934,622
Federal Realty Investment Trust	10,700	1,669,735
General Growth Properties, Inc.	97,600	2,901,648
HCP, Inc.(a)	78,000	2,541,240
Host Hotels & Resorts, Inc.(a)	127,826	2,134,694
Iron Mountain, Inc.(a)	30,730	1,042,054
Kimco Realty Corp.	69,600	2,003,088
Macerich Co. (The)	21,700	1,719,508
Prologis, Inc.	87,928	3,884,659
Public Storage	24,700	6,813,001
Realty Income Corp.(a)	41,900	2,619,169
Simon Property Group, Inc.	51,901	10,779,319
SL Green Realty Corp.	17,100	1,656,648
UDR, Inc.	40,900	1,575,877
Ventas, Inc.(a)	55,904	3,519,716
Vornado Realty Trust(a)	29,757	2,809,953
Welltower, Inc.(a)	59,400	4,118,796
Weyerhaeuser Co.	132,130	4,093,387

		89,686,384

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	48,800	1,406,416

Road & Rail — 0.8%
CSX Corp.	163,472	4,209,404
J.B. Hunt Transport Services, Inc.	15,500	1,305,720
Kansas City Southern	18,500	1,580,825
Norfolk Southern Corp.	50,100	4,170,825
Ryder System, Inc.	9,100	589,498
Union Pacific Corp.	143,200	11,391,560

		23,247,832

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	52,500	3,107,475
Applied Materials, Inc.	193,000	4,087,740
Broadcom Ltd. (Singapore)	63,360	9,789,120
First Solar, Inc.*(a)	13,200	903,804
Intel Corp.	791,100	25,592,085
KLA-Tencor Corp.	26,300	1,914,903
Lam Research Corp.(a)	26,750	2,209,550
Linear Technology Corp.	40,600	1,809,136
Microchip Technology, Inc.(a)	34,300	1,653,260
Micron Technology, Inc.*	182,000	1,905,540
NVIDIA Corp.(a)	85,850	3,058,836
Qorvo, Inc.*(a)	22,286	1,123,437
QUALCOMM, Inc.	252,050	12,889,837
Skyworks Solutions, Inc.(a)	32,300	2,516,170
Texas Instruments, Inc.	170,100	9,767,142
Xilinx, Inc.(a)	43,500	2,063,205

		84,391,240

Software — 4.3%
Activision Blizzard, Inc.	84,600	2,862,864
Adobe Systems, Inc.*	83,675	7,848,715
Autodesk, Inc.*	38,100	2,221,611
CA, Inc.(a)	50,973	1,569,459
Citrix Systems, Inc.*	26,300	2,066,654
Electronic Arts, Inc.*	52,100	3,444,331
Intuit, Inc.	43,900	4,566,039
Microsoft Corp.	1,331,000	73,511,130
Oracle Corp.	533,995	21,845,735
Red Hat, Inc.*	30,900	2,302,359
salesforce.com, inc.*	104,700	7,730,001
Symantec Corp.	114,311	2,101,036

		132,069,934

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	12,400	1,988,216
AutoNation, Inc.*(a)	12,989	606,326
AutoZone, Inc.*	5,150	4,102,953
Bed Bath & Beyond, Inc.*(a)	28,100	1,394,884
Best Buy Co., Inc.	50,025	1,622,811
CarMax, Inc.*(a)	34,300	1,752,730
GameStop Corp. (Class A Stock)	17,300	548,929
Gap, Inc. (The)(a)	39,287	1,155,038
Home Depot, Inc. (The)	212,369	28,336,396
L. Brands, Inc.	42,696	3,749,136
Lowe’s Cos., Inc.	153,425	11,621,944
O’Reilly Automotive, Inc.*	16,600	4,542,756
Ross Stores, Inc.	68,400	3,960,360
Signet Jewelers Ltd. (Bermuda)	13,500	1,674,405
Staples, Inc.	105,000	1,158,150
Tiffany & Co.(a)	19,000	1,394,220
TJX Cos., Inc. (The)	112,300	8,798,705
Tractor Supply Co.(a)	22,700	2,053,442
Urban Outfitters, Inc.*	15,600	516,204

		80,977,605

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	933,105	101,699,114
EMC Corp.	323,074	8,609,922
Hewlett Packard Enterprise Co.	297,166	5,268,753
HP, Inc.(a)	302,766	3,730,077
NetApp, Inc.	49,000	1,337,210
SanDisk Corp.	33,800	2,571,504
Seagate Technology PLC (Ireland)(a)	50,400	1,736,280
Western Digital Corp.(a)	38,900	1,837,636

		126,790,496

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	46,800	1,876,212
Hanesbrands, Inc.(a)	65,700	1,861,938
Michael Kors Holdings Ltd. (British Virgin Islands)*	31,400	1,788,544
NIKE, Inc. (Class B Stock)	225,400	13,855,338
PVH Corp.	13,900	1,376,934
Ralph Lauren Corp.	10,100	972,226
Under Armour, Inc. (Class A Stock)*(a)	28,800	2,443,104
VF Corp.	57,244	3,707,121

		27,881,417

Tobacco — 1.7%
Altria Group, Inc.	327,900	20,546,214

Philip Morris International, Inc.	258,600	25,371,246
Reynolds American, Inc.	138,984	6,992,285

		52,909,745

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,600	2,381,400
United Rentals, Inc.*(a)	15,900	988,821
W.W. Grainger, Inc.(a)	9,700	2,264,271

		5,634,492

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	27,800	1,916,254

TOTAL LONG-TERM INVESTMENTS (cost $1,124,294,385)		3,014,150,726

SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUND — 10.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $323,374,677; includes $239,152,777 of cash collateral for securities on loan)(b)(c)	323,374,677	323,374,677

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.280%, 06/16/16 (cost $5,996,516)(d)(e)	6,000	5,997,588

TOTAL SHORT-TERM INVESTMENTS (cost $329,371,193)		329,372,265

TOTAL INVESTMENTS — 107.6% (cost $1,453,665,578)		3,343,522,991
Liabilities in excess of other assets(f) — (7.6)%		(237,226,570)

NET ASSETS — 100.0%		$3,106,296,421

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,360,646; cash collateral of $239,152,777 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation
Long Positions:
40	S&P 500 Emini	Jun. 2016	$4,020,809	$4,103,000	$82,191
171	S&P 500 Index	Jun. 2016	85,555,377	87,701,625	2,146,248

					$2,228,439

(1)	A U.S. Treasury obligation security with a market value of $5,997,588 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$74,684,252	$—	$—
Air Freight & Logistics	22,796,115	—	—
Airlines	19,294,375	—	—
Auto Components	10,722,425	—	—
Automobiles	17,950,054	—	—
Banks	158,810,720	—	—
Beverages	72,295,838	—	—
Biotechnology	95,807,036	—	—
Building Products	2,852,338	—	—
Capital Markets	56,662,500	—	—
Chemicals	62,910,708	—	—
Commercial Services & Supplies	13,668,175	—	—
Communications Equipment	30,606,989	—	—
Construction & Engineering	2,825,845	—	—
Construction Materials	4,135,329	—	—
Consumer Finance	23,155,647	—	—
Containers & Packaging	9,298,811	—	—
Distributors	2,546,100	—	—
Diversified Consumer Services	1,048,874	—	—
Diversified Financial Services	64,125,233	—	—
Diversified Telecommunication Services	83,812,707	—	—
Electric Utilities	58,593,902	—	—
Electrical Equipment	15,377,457	—	—
Electronic Equipment, Instruments & Components	11,551,660	—	—
Energy Equipment & Services	30,778,785	—	—
Food & Staples Retailing	73,064,644	—	—
Food Products	51,617,090	—	—
Gas Utilities	1,324,752	—	—
Health Care Equipment & Supplies	66,676,837	—	—
Health Care Providers & Services	80,969,915	—	—
Health Care Technology	2,711,552	—	—
Hotels, Restaurants & Leisure	57,147,070	—	—
Household Durables	13,505,420	—	—
Household Products	60,413,486	—	—
Independent Power & Renewable Electricity Producers	2,077,270	—	—
Industrial Conglomerates	79,507,424	—	—

Insurance	73,875,303	—	—
Internet & Catalog Retail	59,917,323	—	—
Internet Software & Services	131,278,629	—	—
IT Services	113,452,842	—	—
Leisure Products	3,456,340	—	—
Life Sciences Tools & Services	18,260,295	—	—
Machinery	38,382,071	—	—
Media	94,376,603	—	—
Metals & Mining	9,027,000	—	—
Multi-Utilities	39,812,950	—	—
Multiline Retail	21,047,613	—	—
Oil, Gas & Consumable Fuels	171,980,727	—	—
Personal Products	3,527,194	—	—
Pharmaceuticals	164,392,582	—	—
Professional Services	9,124,104	—	—
Real Estate Investment Trusts (REITs)	89,686,384	—	—
Real Estate Management & Development	1,406,416	—	—
Road & Rail	23,247,832	—	—
Semiconductors & Semiconductor Equipment	84,391,240	—	—
Software	132,069,934	—	—
Specialty Retail	80,977,605	—	—
Technology Hardware, Storage & Peripherals	126,790,496	—	—
Textiles, Apparel & Luxury Goods	27,881,417	—	—
Tobacco	52,909,745	—	—
Trading Companies & Distributors	5,634,492	—	—
Water Utilities	1,916,254	—	—
Affiliated Mutual Fund	323,374,677	—	—
U.S. Treasury Obligation	—	5,997,588	—
Other Financial Instruments*
Futures Contracts	2,228,439	—	—

Total	$3,339,753,842	$5,997,588	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Value Portfolio

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 3.0%
Boeing Co. (The)(a)	157,847	$20,037,098
United Technologies Corp.	194,730	19,492,473

		39,529,571

Auto Components — 0.6%
Lear Corp.	65,927	7,329,105

Banks — 13.0%
Bank of America Corp.	2,402,899	32,487,194
Citigroup, Inc.	767,566	32,045,880
JPMorgan Chase & Co.	711,859	42,156,290
PNC Financial Services Group, Inc. (The)	236,738	20,020,933
Wells Fargo & Co.	861,891	41,681,049

		168,391,346

Biotechnology — 1.0%
AbbVie, Inc.	226,568	12,941,564

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	170,788	26,810,300

Chemicals — 1.7%
Dow Chemical Co. (The)	189,896	9,658,110
FMC Corp.(a)	319,151	12,884,126

		22,542,236

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	1,445,138	15,289,560

Consumer Finance — 3.4%
Capital One Financial Corp.	297,721	20,635,042
SLM Corp.*	3,605,107	22,928,481

		43,563,523

Diversified Financial Services — 1.1%
Voya Financial, Inc.	495,669	14,756,066

Electric Utilities — 2.2%
FirstEnergy Corp.	801,450	28,828,157

Electrical Equipment — 1.5%
Eaton Corp. PLC	309,546	19,365,198

Electronic Equipment, Instruments & Components — 1.3%
Flextronics International Ltd.*	1,414,309	17,056,567

Energy Equipment & Services — 1.5%
Halliburton Co.	537,231	19,189,891

Food Products — 3.7%
ConAgra Foods, Inc.	536,527	23,939,835
Mondelez International, Inc. (Class A Stock)	600,352	24,086,122

		48,025,957

Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	194,623	20,752,650

Health Care Providers & Services — 2.5%
Cigna Corp.	110,154	15,117,535
Laboratory Corp. of America Holdings*	148,159	17,353,864

		32,471,399

Hotels, Restaurants & Leisure — 4.7%
Carnival Corp.	396,858	20,942,196
Hyatt Hotels Corp. (Class A Stock)*(a)	324,481	16,058,565
McDonald’s Corp.	191,904	24,118,495

		61,119,256

Household Products — 1.9%
Procter & Gamble Co. (The)	303,166	24,953,593

Industrial Conglomerates — 1.7%
General Electric Co.	711,078	22,605,170

Insurance — 3.8%
Chubb Ltd.	200,066	23,837,864
MetLife, Inc.(a)	564,596	24,808,348

		48,646,212

Internet Software & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	35,480	27,067,692
eBay, Inc.*	533,989	12,740,978

		39,808,670

Media — 4.9%
Comcast Corp. (Class A Stock)(a)	400,077	24,436,703
Liberty Global PLC (United Kingdom) (Series C)*	456,883	17,160,526
Viacom, Inc. (Class B Stock)(a)	277,810	11,467,997
Vivendi SA (France)	486,459	10,194,718

		63,259,944

Multiline Retail — 1.8%
Target Corp.	281,717	23,179,675

Multi-Utilities — 2.7%
PG&E Corp.	590,418	35,259,763

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	268,882	12,521,835
Chevron Corp.	229,679	21,911,377
Hess Corp.	135,782	7,148,922
Noble Energy, Inc.(a)	515,332	16,186,578
Occidental Petroleum Corp.	341,730	23,384,584
Royal Dutch Shell PLC (Netherlands), ADR	415,074	20,110,335
Suncor Energy, Inc. (Canada)	859,564	23,904,475

		125,168,106

Pharmaceuticals — 8.8%
Allergan PLC*	88,502	23,721,191
Merck & Co., Inc.	504,010	26,667,169
Pfizer, Inc.	1,002,693	29,719,821
Shire PLC (Ireland), ADR(a)	71,039	12,211,604
Teva Pharmaceutical Industries Ltd. (Israel), ADR	406,602	21,757,273

		114,077,058

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	168,277	17,226,516

Road & Rail — 2.0%
Hertz Global Holdings, Inc.*	972,988	10,245,564
Union Pacific Corp.	195,950	15,587,822

		25,833,386

Semiconductors & Semiconductor Equipment — 1.6%
Texas Instruments, Inc.	367,412	21,096,797

Software — 3.8%
Microsoft Corp.	549,443	30,345,737
PTC, Inc.*	559,385	18,549,207

		48,894,944

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	157,435	17,158,841

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	488,060	19,566,325

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR	687,103	22,021,651

TOTAL LONG-TERM INVESTMENTS (cost $1,073,447,404)		1,266,718,997

SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $102,627,969; includes $66,883,887 of cash collateral for securities on loan)(b)(c)	102,627,969	102,627,969

TOTAL INVESTMENTS — 105.5% (cost $1,176,075,373)		1,369,346,966
Liabilities in excess of other assets — (5.5)%		(70,869,979)

NET ASSETS — 100.0%		$1,298,476,987

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,515,088; cash collateral of $66,883,887 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,529,571	$—	$—
Auto Components	7,329,105	—	—
Banks	168,391,346	—	—
Biotechnology	12,941,564	—	—
Capital Markets	26,810,300	—	—
Chemicals	22,542,236	—	—
Communications Equipment	15,289,560	—	—
Consumer Finance	43,563,523	—	—
Diversified Financial Services	14,756,066	—	—
Electric Utilities	28,828,157	—	—
Electrical Equipment	19,365,198	—	—
Electronic Equipment, Instruments & Components	17,056,567	—	—
Energy Equipment & Services	19,189,891	—	—
Food Products	48,025,957	—	—
Health Care Equipment & Supplies	20,752,650	—	—
Health Care Providers & Services	32,471,399	—	—
Hotels, Restaurants & Leisure	61,119,256	—	—
Household Products	24,953,593	—	—
Industrial Conglomerates	22,605,170	—	—
Insurance	48,646,212	—	—
Internet Software & Services	39,808,670	—	—
Media	53,065,226	10,194,718	—
Multiline Retail	23,179,675	—	—
Multi-Utilities	35,259,763	—	—
Oil, Gas & Consumable Fuels	125,168,106	—	—
Pharmaceuticals	114,077,058	—	—
Real Estate Investment Trusts (REITs)	17,226,516	—	—
Road & Rail	25,833,386	—	—
Semiconductors & Semiconductor Equipment	21,096,797	—	—
Software	48,894,944	—	—
Technology Hardware, Storage & Peripherals	17,158,841	—	—
Textiles, Apparel & Luxury Goods	19,566,325	—	—
Wireless Telecommunication Services	22,021,651	—	—
Affiliated Mutual Fund	102,627,969	—	—

Total	$1,359,152,248	$10,194,718	$—

Schedule of Investments

As of March 31, 2016

Glossary:

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

Currency
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Exchange
ASX	Australian Securities Exchange
SPI	Swiss Performance Exchange
SWX	Swiss Exchange

Index
CDX	Credit Derivative Index

Other
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ADS	American Depositary Share
AID	Agency for International Development
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East

ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principle Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may invest up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date May 11, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 11, 2016

*	Print the name and title of each signing officer under his or her signature.